    As filed with the Securities and Exchange Commission on February 14, 2006


                                              1933 Act Registration No. 33-57340
                                              1940 Act Registration No. 811-7452

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Pre-Effective Amendment No._____                                        [ ]


     Post-Effective Amendment No. 31                                         [X]


                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940


     Amendment No. 30                                                        [X]


                        (Check appropriate box or boxes.)

                          AIM VARIABLE INSURANCE FUNDS
               (Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 100, Houston, TX                             77046-1173
 (Address of Principal Executive Offices)                             (Zip Code)

Registrant's Telephone Number, including Area Code (713) 626-1919

                                Robert H. Graham
              11 Greenway Plaza, Suite 100, Houston, TX 77046-1173
                     (Name and Address of Agent for Service)

                                    Copy to:

Peter A. Davidson, Esq.                              Richard Choi, Esq.
A I M Advisors, Inc.                                 Foley & Lardner LLP
11 Greenway Plaza, Suite 100                         3000 K N.W., Suite 500
Houston, Texas 77046                                 Washington, D.C. 20007-5111

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)


[ ]  on(date) pursuant to paragraph (b)


[ ]  60 days after filing pursuant to paragraph (a)(1)


[ ]  on (date) pursuant to paragraph (a)(1)



[X]  75 days after filing pursuant to paragraph (a)(2)



[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                    AIM V.I. BASIC BALANCED FUND


                                                                     PROSPECTUS

                                                                    MAY 1, 2006


Series I shares


Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Basic Balanced Fund seeks to achieve long-term growth of capital and current income.


--------------------------------------------------------------------------------

This prospectus contains important information about the Series I class shares (Series I shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                          ----------------------------

                          AIM V.I. BASIC BALANCED FUND

                          ----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2
Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fees and Expenses of the Fund                        4
Expense Example                                      4
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        5
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     5
------------------------------------------------------
FUND MANAGEMENT                                      6
------------------------------------------------------
The Advisor                                          6
Advisor Compensation                                 6
Portfolio Manager(s)                                 6
OTHER INFORMATION                                    8
------------------------------------------------------
Purchase and Redemption of Shares                    8
Excessive Short-Term Trading Activity
  Disclosures                                        8
Trade Activity Monitoring                            8
Fair Value Pricing                                   9
Risks                                                9
Pricing of Shares                                    9
Taxes                                               10
Dividends and Distributions                         10
Share Classes                                       10
Payments to Insurance Companies                     10
FINANCIAL HIGHLIGHTS                                12
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.

    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                          ----------------------------

                          AIM V.I. BASIC BALANCED FUND

                          ----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------


The fund's investment objective is long-term growth of capital and current income. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.



    The fund seeks to meet its objective by investing in a broadly diversified portfolio of common stocks, preferred stocks, convertible securities and bonds. The fund invests without regard to market capitalization. The fund normally invests a minimum of 30% and a maximum of 70% of its total assets in equity securities. The fund will invest at least 25% and a maximum of 70% of its total assets in investment-grade non-convertible debt securities. The fund may also invest up to 25% of its total assets in convertible securities and up to 25% of its total assets in foreign securities. The fund may also invest in credit derivatives.


    In selecting the percentages of assets to be invested in equity or debt securities, the portfolio managers consider such factors as general market and economic conditions, as well as trends, yields, interest rates and changes in fiscal and monetary policies. In selecting equity investments, the portfolio managers seek to identify those companies whose stock prices are undervalued by investors due to temporary factors and that provide the potential for attractive returns. The portfolio managers will purchase debt securities for both capital appreciation and income, and to provide portfolio diversification. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.


    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from the fund may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Interest rate increases may cause the price of a debt security to decrease; the longer a debt security's duration, the more sensitive it is to this risk. The issuer of a security may default or otherwise be unable to honor a financial obligation.

    The values of convertible securities in which the fund invests may also be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest or dividends, their values may fall if interest rates rise. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    To the extent the fund holds cash or cash equivalents for risk management, the fund may not achieve its investment objective.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.


    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                          ----------------------------
                          AIM V.I. BASIC BALANCED FUND
                          ----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.


                                                                      ANNUAL
YEAR ENDED                                                             TOTAL
DECEMBER 31                                                           RETURNS
-----------                                                        -------------
1999.............................................................      19.31%
2000.............................................................      -4.20%
2001.............................................................     -11.42%
2002.............................................................     -17.10%
2003.............................................................      16.36%
2004.............................................................       7.52%
2005.............................................................       [  ]%




    During the periods shown in the bar chart, the highest quarterly return was [15.67% (quarter ended December 31, 1999)] and the lowest quarterly return was [-11.97% (quarter ended September 30, 2001)]. For periods prior to July 1, 2005, performance shown above relates to the fund before changing its investment objective and strategy with an emphasis on purchasing debt securities for both growth of capital and current income.

                          ----------------------------
                          AIM V.I. BASIC BALANCED FUND
                          ----------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
(for the periods ended                                       SINCE           INCEPTION
December 31, 2005)                     1 YEAR    5 YEARS   INCEPTION           DATE
------------------------------------------------------------------------------------------
AIM V.I. Basic Balanced Fund(1)              %         %            %          05/01/98
Standard & Poor's 500 Index(2,3)             %         %            %(4)       04/30/98(4)
Custom Balanced Index(2,3,5)                 %         %            %(4)       04/30/98(4)
Lipper Balanced Fund Index(2,3,6)            %         %            %(4)       04/30/98(4)
------------------------------------------------------------------------------------------



[(1) For periods prior to July 1, 2005, performance shown above relates to the fund before changing its investment objective and strategy with an emphasis on purchasing debt securities for both growth of capital and current income.


(2) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Custom Balanced Index as its style-specific index because the fund believes the Custom Balanced Index more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Balanced Fund Index (which may or may not include the fund) is included for comparison to a peer group.

(3) The indices may not reflect payment of fees, expenses or taxes.

(4) The average annual total return given is since the month-end closest to the inception date of the fund's Series I shares.

(5) The Custom Balanced Index is an index created by A I M Advisors, Inc. to benchmark the fund. The index consists of 60% Russell 1000--Registered Trademark-- Value Index and 40% Lehman Brothers U.S. Aggregate Bond Index. The Russell 1000--Registered Trademark-- Value Index is a widely recognized index of common stocks that measures performance of those Russell 1000--Registered Trademark-- Index companies with lower price-to-book ratios and lower forecasted growth values. The Lehman Brothers U.S. Aggregate Bond Index is an index generally considered representative of treasury issues, agency issues, corporate bond issues and mortgage-backed securities.

(6) The Lipper Balanced Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Balanced Fund category. These funds have a primary objective of conserving principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%.]

                          ----------------------------

                          AIM V.I. BASIC BALANCED FUND

                          ----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                 SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                            N/A

Maximum Deferred
Sales Charge (Load)                                                    N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from Series I share assets)                                      SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees                                                           %

Other Expenses

Total Annual Fund
Operating Expenses
Fee Waiver(2,3)
Net Annual Fund
Operating Expenses
--------------------------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2005 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.


(2) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to [0.91%] of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees, and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through June 30, 2006.


(3) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waiver a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management--Advisor Compensation")]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES I SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Basic Balanced Fund               $        $         $         $
--------------------------------------------------------------------------------

                          ----------------------------
                          AIM V.I. BASIC BALANCED FUND
                          ----------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

--------------------------------------------------------------------------------


The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:



  - You invest $10,000 in the fund and hold it for the entire 10 year period;
    and



  - Your investment has a 5% return before expenses each year.





There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.



AIM V.I. BASIC BALANCED FUND


           SERIES I                YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7
----------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)
Cumulative Return Before
  Expenses                                %               %            %            %            %            %            %
Cumulative Return After
  Expenses                                %               %            %            %            %            %            %
End of Year Balance              $               $            $            $            $            $            $
Estimated Annual Expenses        $               $            $            $            $            $            $
----------------------------------------------------------------------------------------------------------------------------

           SERIES I                YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------
Annual Expense Ratio(1)
Cumulative Return Before
  Expenses                                %            %            %
Cumulative Return After
  Expenses                                %            %            %
End of Year Balance              $            $            $
Estimated Annual Expenses        $            $            $
--------------------------------------------------------------------------------------------



(1) Your actual expenses may be higher or lower than those shown above.



DISCLOSURE OF PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.



    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                          ----------------------------

                          AIM V.I. BASIC BALANCED FUND

                          ----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.



    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.



    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.



    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.


ADVISOR COMPENSATION


During the fiscal year ended December 31, 2005, the advisor received
compensation of      % of average daily net assets. The annual management fee
payable to the advisor pursuant to the investment advisory agreement ranged from [0.75% to 0.50%] of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York (NYAG). The advisor will waive advisory fees to the extent necessary so that the advisory fee payable does not exceed the advisory fee rates after January 1, 2005. Following are the advisory fee rates before and after January 1, 2005.


      ADVISORY FEE RATES BEFORE              ADVISORY FEE RATES AFTER
       JANUARY 1, 2005 WAIVER                 JANUARY 1, 2005 WAIVER
----------------------------------------------------------------------------
      0.75% of the first $150 million        0.62% of the first $150 million
      0.50% of the next $4.85 billion        0.50% of the next $4.85 billion
       0.475% of the next $5 billion*          0.475% of the next $5 billion
0.45% of the excess over $10 billion*   0.45% of the excess over $10 billion

* After fee waiver. These rates includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion.


    A discussion regarding the basis for the Board's approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve month period ended December 31, 2005.



PORTFOLIO MANAGER(S)


The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

- Bret W. Stanley (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1998. As the lead manager, Mr. Stanley generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Stanley may perform these functions, and the nature of these functions, may change from time to time.

                          ----------------------------

                          AIM V.I. BASIC BALANCED FUND

                          ----------------------------

- R. Canon Coleman II, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1999.

- Jan H. Friedli, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999.

- Scot W. Johnson, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1994.

- Matthew W. Seinsheimer, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1998.

- Michael J. Simon, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager with Luther King Capital Management.


    They are assisted by the advisor's Basic Value and Taxable Investment Grade Bond Teams, which are comprised of portfolio managers, research analysts and other investment professionals. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the teams may change from time to time. More information on the teams, including biographies of other members of the teams, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.


    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

                          ----------------------------

                          AIM V.I. BASIC BALANCED FUND

                          ----------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and AIM have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.

    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.

    Each of these tools is described in more detail below.

    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.

    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.

                          ----------------------------

                          AIM V.I. BASIC BALANCED FUND

                          ----------------------------

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS


There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the AIM Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund,

                          ----------------------------

                          AIM V.I. BASIC BALANCED FUND

                          ----------------------------

the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.

    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent the fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.


    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.


    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS


The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions, if any, will consist of both ordinary income and capital gains.


CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.

    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

PAYMENTS TO INSURANCE COMPANIES

ADI, the distributor of the fund, or one or more of its corporate affiliates, may make cash revenue sharing payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the fund and certain other marketing support services. ADI makes these payments from its own resources.


    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits ADI receives when it makes these payments may include, among other things, adding the fund to the list of underlying investment options in insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The revenue sharing payments ADI makes may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold to the insurance company during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    ADI is motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the fund with respect to those assets.

                          ----------------------------

                          AIM V.I. BASIC BALANCED FUND

                          ----------------------------


    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the fund, as well as about fees and/or commissions it charges.

                          ----------------------------

                          AIM V.I. BASIC BALANCED FUND

                          ----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal years (or period) indicated.


    The information for the fiscal year ended 2005 has been audited by [auditor], whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. [Auditor] was appointed by the Audit Committee of the Board as the fund's new independent registered public accounting firm. Such appointment was ratified and approved by the independent trustees of the Board. Information prior to fiscal year 2005 was audited by other public accountants.



                                                                                  YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------
                                                               2005          2004          2003          2002           2001
                                                              -------       -------       -------       -------       --------
Net asset value, beginning of period                          $             $             $             $             $
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
==============================================================================================================================
    Total from investment operations
==============================================================================================================================
  Less dividends from net investment income
==============================================================================================================================
Net asset value, end of period                                $             $             $             $             $
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(c)
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $             $             $             $             $
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets
==============================================================================================================================
Ratio of net investment income to average net assets
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate
______________________________________________________________________________________________________________________________
==============================================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at

BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

BY TELEPHONE:          (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, HAVE ALSO
BEEN MADE AVAILABLE TO INSURANCE COMPANIES ISSUING VARIABLE PRODUCTS THAT INVEST IN THE FUND.
You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------

   AIM V.I. Basic Balanced Fund Series I


   SEC 1940 Act file number: 811-07452


----------------------------------------

AIMinvestments.com     VIBBA-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                    AIM V.I. BASIC BALANCED FUND


                                                                     PROSPECTUS

                                                                    MAY 1, 2006


Series II shares


Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Basic Balanced Fund seeks to achieve long-term growth of capital and current income.


--------------------------------------------------------------------------------

This prospectus contains important information about the Series II class shares (Series II shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                          ----------------------------

                          AIM V.I. BASIC BALANCED FUND

                          ----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2
Performance Table                                    3
FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fees and Expenses of the Fund                        4
Expense Example                                      4
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        5
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     5
------------------------------------------------------
FUND MANAGEMENT                                      6
------------------------------------------------------
The Advisor                                          6
Advisor Compensation                                 6
Portfolio Manager(s)                                 6
OTHER INFORMATION                                    8
------------------------------------------------------
Purchase and Redemption of Shares                    8
Excessive Short-Term Trading Activity
  Disclosures                                        8
Trade Activity Monitoring                            8
Fair Value Pricing                                   9
Risks                                                9
Pricing of Shares                                    9
Taxes                                               10
Dividends and Distributions                         10
Share Classes                                       10
Distribution Plan                                   10
Payments to Insurance Companies                     10
FINANCIAL HIGHLIGHTS                                12
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.

    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                          ----------------------------

                          AIM V.I. BASIC BALANCED FUND

                          ----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------


The fund's investment objective is long-term growth of capital and current income. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.



    The fund seeks to meet its objective by investing in a broadly diversified portfolio of common stocks, preferred stocks, convertible securities and bonds. The fund invests without regard to market capitalization. The fund normally invests a minimum of 30% and a maximum of 70% of its total assets in equity securities. The fund will invest at least 25% and a maximum of 70% of its total assets in investment-grade non-convertible debt securities. The fund may also invest up to 25% of its total assets in convertible securities and up to 25% of its total assets in foreign securities. The fund may also invest in credit derivatives.


    In selecting the percentages of assets to be invested in equity or debt securities, the portfolio managers consider such factors as general market and economic conditions, as well as trends, yields, interest rates and changes in fiscal and monetary policies. In selecting equity investments, the portfolio managers seek to identify those companies whose stock prices are undervalued by investors due to temporary factors and that provide the potential for attractive returns. The portfolio managers will purchase debt securities for both capital appreciation and income, and to provide portfolio diversification. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.


    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from the fund may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Interest rate increases may cause the price of a debt security to decrease; the longer a debt security's duration, the more sensitive it is to this risk. The issuer of a security may default or otherwise be unable to honor a financial obligation.

    The values of convertible securities in which the fund invests may also be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest or dividends, their values may fall if interest rates rise. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    To the extent the fund holds cash or cash equivalents for risk management, the fund may not achieve its investment objective.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.


    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                          ----------------------------
                          AIM V.I. BASIC BALANCED FUND
                          ----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

    Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact that the Rule 12b-1 plan of Series II shares would have had if the Series II shares had then existed. Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                        ANNUAL
YEAR ENDED                                                               TOTAL
DECEMBER 31                                                             RETURNS
-----------                                                             -------
1999*.................................................................   19.01%
2000*.................................................................   -4.44%
2001*.................................................................  -11.65%
2002*.................................................................  -17.30%
2003..................................................................   16.15%
2004..................................................................    7.24%
2005..................................................................    [  %]


* The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is January 24, 2002.


    During the periods shown in the bar chart, the highest quarterly return was [15.60% (quarter ended December 31, 1999)] and the lowest quarterly return was [-12.03% (quarter ended September 30, 2001).] For periods prior to July 1, 2005, performance shown above relates to the fund before changing its investment objective and strategy with an emphasis on purchasing debt securities for both growth of capital and current income.

                          ----------------------------
                          AIM V.I. BASIC BALANCED FUND
                          ----------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
                                                                              SERIES I
                                                                               SHARES
(for the periods ended                                        SINCE          INCEPTION
December 31, 2005)                        1 YEAR   5 YEARS   INCEPTION          DATE
------------------------------------------------------------------------------------------
AIM V.I. Basic Balanced Fund(1)                %         %           %         05/01/98(2)
Standard & Poor's 500 Index(3,4)               %         %           %(4)      04/30/98(5)
Custom Balanced Index(4,6)                     %         %           %(4)      04/30/98(5)
Lipper Balanced Fund Index(4,7)                %         %           %(4)      04/30/98(5)
------------------------------------------------------------------------------------------



[(1) For periods prior to July 1, 2005, performance shown above relates to the fund before changing its investment objective and strategy with an emphasis on purchasing debt securities for both growth of capital and current income.


(2) The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is January 24, 2002.


(3) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance.

     The fund has also included the Custom Balanced Index as its style-specific index because the fund believes the Custom Balanced Index more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Balanced Fund Index (which may or may not include the fund) is included for comparison to a peer group.

(4) The indices may not reflect payment of fees, expenses or taxes.


(5) The average annual total return given is since the inception month-end closest to the inception date of the fund's Series I shares.


(6) The Custom Balanced Index is an index created by A I M Advisors, Inc. to benchmark the fund. The index consists of 60% Russell 1000--Registered Trademark-- Value Index and 40% Lehman Brothers U.S. Aggregate Bond Index. The Russell 1000--Registered Trademark-- Value Index is a widely recognized index of common stocks that measures performance of those Russell 1000--Registered Trademark-- Index companies with lower price-to-book ratios and lower forecasted growth values. The Lehman Brothers U.S. Aggregate Bond Index is an index generally considered representative of treasury issues, agency issues, corporate bond issues and mortgage-backed securities.


(7) The Lipper Balanced Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Balanced Fund category. These funds have a primary objective of conserving principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%.]

                          ----------------------------

                          AIM V.I. BASIC BALANCED FUND

                          ----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                              SERIES II SHARES
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                          N/A
Maximum Deferred
Sales Charge (Load)                                                  N/A
-------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
-------------------------------------------------------------------------------
(expenses that are deducted
from Series II share assets)                                  SERIES II SHARES
-------------------------------------------------------------------------------
Management Fees                                                         %

Rule 12b-1 Fees

Other Expenses

Total Annual Fund
Operating Expenses

Fee Waiver(2,3)

Net Annual Fund Operating Expenses
-------------------------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2005 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.


(2) The fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to [1.16%] of average daily net assets Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees;
    (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees, and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through June 30, 2006.


(3) Effective January 1, 2005 through December 31, 2009, the advisor contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management -- Advisor Compensation")]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Basic Balanced Fund                $        $         $         $
--------------------------------------------------------------------------------

                          ----------------------------
                          AIM V.I. BASIC BALANCED FUND
                          ----------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

--------------------------------------------------------------------------------


The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:



  - You invest $10,000 in the fund and hold it for the entire 10 year period;
    and



  - Your investment has a 5% return before expenses each year.





There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.



AIM V.I. BASIC BALANCED FUND


SERIES II--ANNUAL EXPENSE RATIO    YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)
Cumulative Return Before
  Expenses                                %               %            %            %            %
Cumulative Return After
  Expenses                                %               %            %            %            %
End of Year Balance              $               $            $            $            $
Estimated Annual Expenses        $               $            $            $            $
--------------------------------------------------------------------------------------------------

SERIES II--ANNUAL EXPENSE RATIO    YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)
Cumulative Return Before
  Expenses                                %            %            %            %            %
Cumulative Return After
  Expenses                                %            %            %            %            %
End of Year Balance              $            $            $            $            $
Estimated Annual Expenses        $            $            $            $            $
--------------------------------------------------------------------------------------------------



(1) Your actual expenses may be higher or lower than those shown above.



DISCLOSURE OF PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.



    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                          ----------------------------

                          AIM V.I. BASIC BALANCED FUND

                          ----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.



    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.



    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.



    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.


ADVISOR COMPENSATION


During the fiscal year ended December 31, 2005, the advisor received
compensation of      % of average daily net assets. The annual management fee
payable to the advisor pursuant to the investment advisory agreement ranged from [0.75% to 0.50%] of average daily net assets, based on net asset levels. The advisor contractually agreed to advisory fees waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York (NYAG). The advisor will waive advisory fees to the extent necessary so that the advisory fee payable does not exceed the advisory fee rates after January 1, 2005. Following are the advisory fee rates before and after January 1, 2005.


      ADVISORY FEE RATES BEFORE              ADVISORY FEE RATES AFTER
       JANUARY, 1, 2005 WAIVER                JANUARY 1, 2005 WAIVER
----------------------------------------------------------------------------
      0.75% of the first $150 million        0.62% of the first $150 million



      0.50% of the next $4.85 billion        0.50% of the next $4.85 billion



       0.475% of the next $5 billion*          0.475% of the next $5 billion



0.45% of the excess over $10 billion*   0.45% of the excess over $10 billion

* After fee waiver. These rates include AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion.


    A discussion regarding the basis for the Board's approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve month period ended December 31, 2005.



PORTFOLIO MANAGER(S)


The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

- Bret W. Stanley (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1998. As the lead manager, Mr. Stanley generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Stanley may perform these functions, and the nature of these functions, may change from time to time.

                          ----------------------------

                          AIM V.I. BASIC BALANCED FUND

                          ----------------------------

- R. Canon Coleman II, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1999.

- Jan H. Friedli, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999.

- Scot W. Johnson, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1994.

- Matthew W. Seinsheimer, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1998.

- Michael J. Simon, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager with Luther King Capital Management.


    They are assisted by the advisor's Basic Value and Taxable Investment Grade Bond Teams, which are comprised of portfolio managers, research analysts and other investment professionals. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the teams may change from time to time. More information on the teams, including biographies of other members of the teams, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.


    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

                          ----------------------------

                          AIM V.I. BASIC BALANCED FUND

                          ----------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------


PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and AIM have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.

    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.

    Each of these tools is described in more detail below.

    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.

    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.

                          ----------------------------

                          AIM V.I. BASIC BALANCED FUND

                          ----------------------------

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the AIM Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.

PRICING OF SHARES


DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund,

                          ----------------------------

                          AIM V.I. BASIC BALANCED FUND

                          ----------------------------

the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.

    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent the fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.


    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.


    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products.


    The fund expects that its distributions, if any, will consist of both ordinary income and capital gains.


CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.

    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

PAYMENTS TO INSURANCE COMPANIES

The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI, the distributor of the fund, or one or more of its corporate affiliates, may make additional cash revenue sharing payments to the insurance company or an affiliate in connection with promotion of the fund and certain other marketing support services. ADI makes these payments from its own resources.


    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits ADI receives when it makes these payments may include, among other things, adding the fund to the list of underlying investment options in insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The revenue sharing payments ADI makes may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold to the insurance company during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to

                          ----------------------------

                          AIM V.I. BASIC BALANCED FUND

                          ----------------------------

that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.

    ADI is motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the fund, as well as about fees and/or commissions it charges.

                          ----------------------------

                          AIM V.I. BASIC BALANCED FUND

                          ----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal year (or period) indicated.


    The information for the fiscal year ended 2005 has been audited by [auditor], whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. [Auditor] was appointed by the Audit Committee of the Board as the fund's new independent registered public accounting firm. Such appointment was ratified and approved by the independent trustees of the Board. Information prior to fiscal year 2005 was audited by other public accountants.



                                                                                               JANUARY 24, 2002
                                                                                                 (DATE SALES
                                                                 YEAR ENDED DECEMBER 31,        COMMENCED) TO
                                                              -----------------------------      DECEMBER 31,
                                                               2005      2004         2003           2002
                                                              ------    ------       ------    ----------------
Net asset value, beginning of period                          $         $            $             $
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
===============================================================================================================
    Total from investment operations
===============================================================================================================
  Less dividends from net investment income
===============================================================================================================
Net asset value, end of period                                $         $            $             $
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                     %         %            %              %
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $         $            $             $
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets                             %         %            %              %
===============================================================================================================
Ratio of net investment income to average net assets                %         %            %              %
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(e)                                          %         %            %              %
_______________________________________________________________________________________________________________
===============================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at

BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

BY TELEPHONE:          (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, HAVE ALSO
BEEN MADE AVAILABLE TO INSURANCE COMPANIES ISSUING VARIABLE PRODUCTS THAT INVEST IN THE FUND.
You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------

   AIM V.I. Basic Balanced Fund Series II


   SEC 1940 Act file number: 811-07452

----------------------------------------


AIMinvestments.com     VIBBA-PRO-2


                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                         AIM V.I. BLUE CHIP FUND

                                                                     PROSPECTUS

                                                                    MAY 1, 2006


Series I shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Blue Chip Fund seeks to provide long-term growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series I Class shares (Series I shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES AND STRATEGIES                 1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             2
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3
Performance Table                                    4
FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fees and Expenses of the Fund                        5
Expense Example                                      5
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        6
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     6
------------------------------------------------------
FUND MANAGEMENT                                      7
------------------------------------------------------
The Advisor                                          7
Advisor Compensation                                 7
Portfolio Manager(s)                                 8
OTHER INFORMATION                                    9
------------------------------------------------------
Purchase and Redemption of Shares                    9
Excessive Short-Term Trading Activities
  Disclosures                                        9
Trade Activity Monitoring                            9
Fair Value Pricing                                  10
Risks                                               10
Pricing of Shares                                   10
Taxes                                               11
Dividends and Distributions                         11
Share Classes                                       11
Payments to Insurance Companies                     11
FINANCIAL HIGHLIGHTS                                13
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.

    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------

INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of blue chip companies. In complying with this 80% investment requirement, the fund may invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. Any percentage limitation with respect to assets of the fund are applied at the time of purchase. The fund considers blue chip companies to be large and medium sized companies (i.e., companies with market capitalizations, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000(R) Index during the most recent 11-month period, based on month-end data, plus the most recent data during the current month) with leading market positions and which possess the following characteristics:


- Market characteristics--Companies that occupy (or in the portfolio manager's judgment have the potential to occupy) leading market positions that are expected to be maintained or enhanced over time. Strong market positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for strong unit sales. These factors can, in turn, lead to higher earnings growth and greater share price appreciation. Market leaders can be identified within an industry as those companies which have (i) superior growth prospects compared with other companies in the same industry;
  (ii) possession of proprietary technology with the potential to bring about major changes within an industry; and/or (iii) leading sales within an industry, or the potential to become a market leader.


- Financial characteristics--Companies that possess at least one of the following attributes: (i) faster earnings growth than its competitors and the market in general; (ii) higher profit margins relative to its competitors;
  (iii) strong cash flow relative to its competitors; and/or (iv) a balance sheet with relatively low debt and a high return on equity relative to its competitors.

    The portfolio managers consider whether to sell a particular security when they believe the issuer of the security is no longer a market leader, and/or it no longer has the characteristics described above. When the portfolio managers believe securities other than marketable equity securities offer the opportunity for long-term growth and current income, the fund may invest in United States government securities and high-quality debt securities. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.


    The prices of foreign securities may be further affected by other factors, including:



- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.



- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.



- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.



- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.



    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.


    To the extent the fund holds cash or cash equivalents for risk management, the fund may not achieve its investment objectives.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.


    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.


                                                                          ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              --------
2000...................................................................    -8.18%
2001...................................................................   -22.54%
2002...................................................................   -26.16%
2003...................................................................    25.14%
2004...................................................................     4.67%
2005...................................................................     [    ]%



    During the periods shown in the bar chart, the highest quarterly return was [12.57% (quarter ended June 30, 2003)] and the lowest quarterly return was [-19.83% (quarter ended March 31, 2001)].

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
(for the periods ended                                       SINCE          INCEPTION
December 31, 2005)                     1 YEAR    5 YEARS   INCEPTION          DATE
------------------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund                     %         %            %          12/29/99
Standard & Poor's 500 Index(1,2)            %         %         %(3)          12/31/99(3)
Russell 1000--Registered Trademark--
  Growth Index(2,4)                         %         %         %(3)          12/31/99(3)
Lipper Large-Cap Core Fund Index(2,5)       %         %         %(3)          12/31/99(3)
Lipper Large-Cap Growth Fund
  Index(2,6)                                %         %         %(3)          12/31/99(3)
------------------------------------------------------------------------------------------



([1) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Russell 1000--Registered Trademark-- Growth Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Large-Cap Growth Fund Index (which may or may not include the fund) is included for comparison to a peer-group. The fund has elected to use the Lipper Large-Cap Growth Fund Index in comparison to a peer group rather than the Lipper Large-Cap Core Fund Index because fund management believes that this index more correctly reflects its investment strategy and the fund's investment objectives.

(2) The indices may not reflect payment of fees, expenses or taxes.

(3) The average annual total return given is since the month-end closest to the inception date of the fund's Series I shares.

(4) The Russell 1000--Registered Trademark-- Growth Index measures the performance of those Russell 1000--Registered Trademark-- Index companies with higher price-to-book ratios and higher forecasted growth values.
(5) The Lipper Large-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Core Classification. These funds, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-Cap Core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three year sales-per-share growth value, compared to the S&P 500 index.

(6) Lipper Large-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Growth category. These funds, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-Cap Growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three year sales-per-share growth value, compared to the S&P 500 index.]

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
---------------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                        SERIES I SHARES
---------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                   N/A

Maximum Deferred
Sales Charge (Load)                                                           N/A
---------------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
---------------------------------------------------------------------------------------
(expenses that are deducted
from Series I share assets)                                             SERIES I SHARES
---------------------------------------------------------------------------------------
Management Fees                                                                  %

Other Expenses

Total Annual Fund Operating Expenses

Fee Waiver(2,3)

Net Annual Fund Operating Expenses
---------------------------------------------------------------------------------------



([1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2005 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.



(2) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to [1.01%] of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through June 30, 2006.


(3) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management -- Advisor Compensation")]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES I SHARES                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund                     $        $         $         $
--------------------------------------------------------------------------------

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

--------------------------------------------------------------------------------


The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:



  - You invest $10,000 in the fund and hold it for the entire 10 year period;
    and



  - Your investment has a 5% return before expenses each year.





There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates makes any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.


           SERIES I                YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)
Cumulative Return Before
  Expenses                                %               %            %            %            %
Cumulative Return After
  Expenses                                %               %            %            %            %
End of Year Balance              $               $            $            $            $
Estimated Annual Expenses        $               $            $            $            $
--------------------------------------------------------------------------------------------------

           SERIES I                YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)
Cumulative Return Before
  Expenses                                %            %            %            %            %
Cumulative Return After
  Expenses                                %            %            %            %            %
End of Year Balance              $            $            $            $            $
Estimated Annual Expenses        $            $            $            $            $
--------------------------------------------------------------------------------------------------



(1) Your actual expenses may be higher or lower than those shown above.



DISCLOSURE OF PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.



    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.



    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.



    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.



    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.


ADVISOR COMPENSATION


During the fiscal year ended December 31, 2005, the advisor received
compensation of      % of average daily net assets. The annual management fee
payable to the advisor pursuant to the investment advisory agreement ranged from [0.75% to 0.625%] of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York (NYAG). The advisor will waive advisory fees to the extent necessary so that the advisory fee payable does not exceed the advisory fee rates after January 1, 2005. Following are the advisory fee rates before and after January 1, 2005.


      ADVISORY FEE RATES BEFORE              ADVISORY FEE RATES AFTER
       JANUARY 1, 2005 WAIVER                 JANUARY 1, 2005 WAIVER
----------------------------------------------------------------------------
      0.75% of the first $350 million       0.695% of the first $250 million
     0.625% of the next $4.65 million         0.67% of the next $250 million
        0.60% of the next $5 billion*        0.645% of the next $500 million
        0.575% of the excess over $10
                             billion*         0.62% of the next $1.5 billion
                                             0.595% of the next $2.5 billion
                                              0.57% of the next $2.5 billion
                                             0.545% of the next $2.5 billion
                                        0.52% of the excess over $10 billion

* After fee waiver. These rates include AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion.


    A discussion regarding the basis for the Board's approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve month period ended December 31, 2005.

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------


PORTFOLIO MANAGER(S)



The following individual is primarily responsible for the day-to-day management of the fund's portfolio:



- Kirk L. Andersen, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1994.



    He is assisted by the advisor's Large Cap Growth Team, which is comprised of portfolio managers, and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not a part of this prospectus.



    The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of his compensation structure, and information regarding other accounts he manages.

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and AIM have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.

    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the fund:


(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.

    Each of these tools is described in more detail below.

    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.

    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the AIM Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund,

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------

the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.

    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent the fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.


    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.


    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.

    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

PAYMENTS TO INSURANCE COMPANIES

ADI, the distributor of the fund, or one or more of its corporate affiliates, may make cash revenue sharing payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the fund and certain other marketing support services. ADI makes these payments from its own resources.


    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits ADI receives when it makes these payments may include, among other things, adding the fund to the list of underlying investment options in insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The revenue sharing payments ADI makes may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold to the insurance company during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    ADI is motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the fund with respect to those assets.

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------


    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the fund, as well as about fees and/or commissions it charges.

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal years indicated.


    The information for the fiscal year ended 2005 has been audited by [auditor], whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. [Auditor] was appointed by the Audit Committee of the Board as the fund's new independent registered public accounting firm. Such appointment was ratified and approved by the independent trustees of the Board. Information prior to fiscal year 2005 was audited by other public accountants.



                                                                                 YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------------------
                                                                2005             2004         2003         2002       2001
                                                              --------         --------      -------      -------    -------
Net asset value, beginning of period                          $                $             $            $          $
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
============================================================================================================================
    Total from investment operations
============================================================================================================================
Less dividends from net investment income
============================================================================================================================
Net asset value, end of period                                $                $             $            $          $
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(c)                                                       %                %            %            %          %
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $                $             $            $          $
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                               %                %            %            %          %
============================================================================================================================
Ratio of net investment income (loss) to average net assets           %                %            %            %          %
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                               %                %            %            %          %
____________________________________________________________________________________________________________________________
============================================================================================================================

                                                         AIM V.I. BLUE CHIP FUND

                                                                     PROSPECTUS

                                                                    MAY 1, 2006


Series II shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Blue Chip Fund seeks to provide long-term growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series II class shares (Series II shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES AND STRATEGIES                 1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3
Performance Table                                    4
FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fees and Expenses of the Fund                        5
Expense Example                                      5
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        6
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     6
------------------------------------------------------
FUND MANAGEMENT                                      7
------------------------------------------------------
The Advisor                                          7
Advisor Compensation                                 7
Portfolio Manager(s)                                 8
OTHER INFORMATION                                    9
------------------------------------------------------
Purchase and Redemption of Shares                    9
Excessive Short-Term Trading Activity
  Disclosures                                        9
Trade Activity Monitoring                            9
Fair Value Pricing                                  10
Risks                                               10
Pricing of Shares                                   10
Taxes                                               11
Dividends and Distributions                         11
Share Classes                                       11
Distribution Plan                                   11
Payments to Insurance Companies                     11
FINANCIAL HIGHLIGHTS                                13
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.

    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------

INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of blue chip companies. In complying with this 80% investment requirement, the fund may invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. Any percentage limitation with respect to assets of the fund are applied at the time of purchase. The fund considers blue chip companies to be large and medium sized companies (i.e., companies with market capitalizations, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000(R) Index during the most recent 11-month period, based on month-end data, plus the most recent data during the current month) with leading market positions and which possess the following characteristics:


- Market characteristics--Companies that occupy (or in the portfolio manager's judgment have the potential to occupy) leading market positions that are expected to be maintained or enhanced over time. Strong market positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for strong unit sales. These factors can, in turn, lead to higher earnings growth and greater share sales appreciation. Market leaders can be identified within an industry as those companies which have (i) superior growth prospects compared with other companies in the same industry;
  (ii) possession of proprietary technology with the potential to bring about major changes within an industry; and/or (iii) leading sales within an industry, or the potential to become a market leader.


- Financial characteristics--Companies that possess at least one of the following attributes: (i) faster earnings growth than its competitors and the market in general; (ii) higher profit margins relative to its competitors;
  (iii) strong cash flow relative to its competitors; and/or (iv) a balance sheet with relatively low debt and a high return on equity relative to its competitors.

    The portfolio managers consider whether to sell a particular security when they believe the issuer of the security is no longer a market leader, and/or it no longer has the characteristics described above. When the portfolio managers believe securities other than marketable equity securities offer the opportunity for long-term growth and current income, the fund may invest in United States government securities and high-quality debt securities. The fund may also invest up to 25% of its total assets in foreign securities.


    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------


    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    To the extent the fund holds cash or cash equivalents for risk management, the fund may not achieve its investment objectives.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.


    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

    Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact that the Rule 12b-1 plan of Series II shares would have had if the Series II shares had then existed. Series I shares are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares for year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2000*..................................................................   -8.41%
2001*..................................................................  -22.73%
2002*..................................................................  -26.34%
2003...................................................................   24.81%
2004...................................................................    4.28%
2005...................................................................        %


* The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is March 13, 2002.


    During the period shown in the bar chart, the highest quarterly return was [12.62% (quarter ended June 30, 2003)] and the lowest quarterly return was [-19.88% (quarter ended March 31, 2001)].

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
                                                                              SERIES I
                                                                               SHARES
(for the periods ended                                         SINCE         INCEPTION
December 31, 2005)                        1 YEAR   5 YEARS   INCEPTION          DATE
------------------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund                        %         %            %        12/29/99(1)
Standard & Poor's 500 Index(2,3)               %         %            %(4)     12/31/99(4)
Russell 1000--Registered Trademark--
  Growth Index(3,5)                            %         %            %(4)     12/31/99(4)
Lipper Large-Cap Core Fund Index(3,6)          %         %            %(4)     12/31/99(4)
Lipper Large-Cap Growth Fund Index(3,7)        %         %            %(4)     12/31/99(4)
------------------------------------------------------------------------------------------



[(1) The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is March 13, 2002.


(2) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Russell 1000--Registered Trademark-- Growth Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Large-Cap Growth Fund Index (which may or may not include the fund) is included for comparison to a peer-group. The fund has elected to use the Lipper Large-Cap Growth Fund Index in comparison to a peer group rather than the Lipper Large-Cap Core Fund Index because fund management believes that this index more correctly reflects its investment strategy and the fund's investment objectives.

(3) The indices may not reflect payment of fees, expenses or taxes.

(4) The average annual total return given is since the month-end closest to the inception date of the fund's Series I shares.

(5) The Russell 1000--Registered Trademark-- Growth Index measures the performance of those Russell 1000--Registered Trademark-- Index companies with higher price-to-book ratios and higher forecasted growth values.
(6) The Lipper Large-Cap Core Fund is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Core Classification. These funds, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-Cap Core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three year sales-per-share growth value, compared to the S&P 500 index.

(7) The Lipper Large-Cap Growth Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Growth category. These funds, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-Cap Growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three year sales-per-share growth value, compared to the S&P 500 index.]

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from                                              SERIES II
your investment)                                                      SHARES
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                              N/A

Maximum Deferred
Sales Charge (Load)                                                      N/A
-------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
-------------------------------------------------------------------------------
(expenses that are deducted                                           SERIES II
from Series II share assets)                                          SHARES
-------------------------------------------------------------------------------
Management Fees                                                             %

Rule (12b-1) Fees

Other Expenses

Total Annual Fund
Operating Expenses

Fee Waiver(2,3)

Net Annual Fund
Operating Expenses
-------------------------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2005 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.


(2) The fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to [1.26%] of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees, and
    (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through June 30, 2006.


(3) Effective January 1, 2005 through December 31, 2009, the advisor contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management - Advisor Compensation.")]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund                     $        $         $         $
--------------------------------------------------------------------------------

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

--------------------------------------------------------------------------------


The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:



  - You invest $10,000 in the fund and hold it for the entire 10 year period;
    and



  - Your investment has a 5% return before expenses each year.



There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.


           SERIES II               YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7
----------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)
Cumulative Return Before
  Expenses                                %               %            %            %            %            %            %
Cumulative Return After
  Expenses                                %               %            %            %            %            %            %
End of Year Balance              $               $            $            $            $            $            $
Estimated Annual Expenses        $               $            $            $            $            $            $
----------------------------------------------------------------------------------------------------------------------------

           SERIES II               YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------
Annual Expense Ratio(1)
Cumulative Return Before
  Expenses                                %            %            %
Cumulative Return After
  Expenses                                %            %            %
End of Year Balance              $            $            $
Estimated Annual Expenses        $            $            $
--------------------------------------------------------------------------------------------



(1) Your actual expenses may be higher or lower than those shown above.



DISCLOSURE OF PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.



    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.



    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.



    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.



    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.


ADVISOR COMPENSATION


During the fiscal year ended December 31, 2005, the advisor received
compensation of      % of the average daily net assets. The annual management
fee payable to the advisor pursuant to the investment advisory agreement ranged from [0.75% to 0.625%] of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). The advisor will waive advisory fees to the extent necessary so that the advisory fee payable does not exceed the advisory fee rates after January 1, 2005. Following are the advisory fee rates before and after January 1, 2005.


      ADVISORY FEE RATES BEFORE              ADVISORY FEE RATES AFTER
       JANUARY 1, 2005 WAIVER                 JANUARY 1, 2005 WAIVER
----------------------------------------------------------------------------
      0.75% of the first $350 million       0.695% of the first $250 million
     0.625% of the next $4.65 billion         0.67% of the next $250 million
        0.60% of the next $5 billion*        0.645% of the next $500 million
        0.575% of the excess over $10
                             billion*         0.62% of the next $1.5 billion
                                             0.595% of the next $2.5 billion
                                              0.57% of the next $2.5 billion
                                             0.545% of the next $2.5 billion
                                        0.52% of the excess over $10 billion

* After fee waiver. These rates include AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion.


    A discussion regarding the basis for the Board's approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve month period ended December 31, 2005.

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------


PORTFOLIO MANAGER(S)



The following individual is primarily responsible for the day-to-day management of the fund's portfolio:



- Kirk L. Andersen, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1994.



    He is assisted by the advisor's Large Cap Growth Team, which is comprised of portfolio managers, and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not a part of this prospectus.



    The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of his compensation structure, and information regarding other accounts he manages.

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and AIM have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.

    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.

    Each of these tools is described in more detail below.

    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.

    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the AIM Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund,

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------

the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.

    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent the fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.


    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.


    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.

    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

PAYMENTS TO INSURANCE COMPANIES

The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI, the distributor of the fund, or one or more of its corporate affiliates, may make additional cash revenue sharing payments to the insurance company or an affiliate in connection with promotion of the fund and certain other marketing support services. ADI makes these payments from its own resources.


    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits ADI receives when it makes these payments may include, among other things, adding the fund to the list of underlying investment options in insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The revenue sharing payments ADI makes may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold to the insurance company during the particular period. Such payments also may be

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------

calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.

    ADI is motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the fund, as well as about fees and/or commissions it charges.

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal year (or period) indicated.


    The information for the fiscal year ended 2005 has been audited by [auditor], whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. [Auditor] was appointed by the Audit Committee of the Board as the fund's new independent registered public accounting firm. Such appointment was ratified and approved by the independent trustees of the Board. Information prior to fiscal year 2005 was audited by other public accountants.



                                                                                                       MARCH 13, 2002
                                                                                                         (DATE SALES
                                                                    YEAR ENDED DECEMBER 31,             COMMENCED) TO
                                                              ------------------------------------      DECEMBER 31,
                                                               2005           2004           2003           2002
                                                              ------         ------         ------    -----------------
Net asset value, beginning of period                          $              $              $              $
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
=======================================================================================================================
    Total from investment operations
=======================================================================================================================
Net asset value, end of period                                $              $              $              $
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(c)                                                     %              %              %               %
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $              $              $              $
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets                             %              %              %               %
=======================================================================================================================
Ratio of net investment income (loss) to average net assets         %              %              %               %
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate(f)                                          %              %              %               %
_______________________________________________________________________________________________________________________
=======================================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you wish to obtain free copies of the fund's current SAI, or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at

BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

BY TELEPHONE:          (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, HAVE ALSO
BEEN MADE AVAILABLE TO INSURANCE COMPANIES ISSUING VARIABLE PRODUCTS THAT INVEST IN THE FUND.
You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM V.I. Blue Chip Fund Series II

   SEC 1940 Act file number: 811-07452

----------------------------------------

AIMinvestments.com     VIBCH-PRO-2
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                AIM V.I. DEMOGRAPHIC TRENDS FUND


                                                                     PROSPECTUS

                                                                    MAY 1, 2005


Series I shares


Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Demographic Trends Fund seeks to provide long-term growth of capital.


--------------------------------------------------------------------------------

This prospectus contains important information about the Series I class shares (Series I shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund;
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                     -------------------------------------

                        AIM V.I. DEMOGRAPHIC TRENDS FUND

                     -------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2
Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fees and Expenses of the Fund                        4
Expense Example                                      4

HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        5
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     5
------------------------------------------------------
FUND MANAGEMENT                                      6
------------------------------------------------------
The Advisors                                         6
Advisor Compensation                                 6
Portfolio Manager(s)                                 6
OTHER INFORMATION                                    8
------------------------------------------------------
Purchase and Redemption of Shares                    8
Excessive Short-Term Trading Activity
  Disclosures                                        8
Trade Activity Monitoring                            8
Fair Value Pricing                                   9
Risks                                                9
Pricing of Shares                                    9
Taxes                                               10
Dividends and Distributions                         10
Share Classes                                       10
Payments to Insurance Companies                     10
FINANCIAL HIGHLIGHTS                                12
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.

    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                     -------------------------------------

                        AIM V.I. DEMOGRAPHIC TRENDS FUND

                     -------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.

    The fund seeks to meet its objective by investing in securities of companies that are likely to benefit from changing demographic, economic and lifestyle trends. These securities may include common stocks, convertible bonds, convertible preferred stocks and warrants of companies within a broad range of market capitalizations. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers purchase securities of companies that have experienced, or that they believe have the potential for, above-average, long-term growth in revenues and earnings. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.


    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of small- and medium-sized companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since equity securities of small- and medium-sized companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desired price.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    To the extent the fund holds cash or cash equivalents for risk management, the fund may not achieve its investment objective.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.


    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                     -------------------------------------

                        AIM V.I. DEMOGRAPHIC TRENDS FUND

                     -------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.


                                                                          ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              --------
2000...................................................................   -17.90%
2001...................................................................   -31.91%
2002...................................................................   -32.20%
2003...................................................................    37.47%
2004...................................................................     8.25%
2005...................................................................   [    %]



    During the period shown in the bar chart, the highest quarterly return was [23.67% (quarter ended December 31, 2001)] and the lowest quarterly return was [-31.55% (quarter ended March 31, 2001)].

                     -------------------------------------

                        AIM V.I. DEMOGRAPHIC TRENDS FUND

                     -------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.


AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------------------
(for the periods ended                                          SINCE         INCEPTION
December 31, 2005)                        1 YEAR   5 YEARS    INCEPTION          DATE
-------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund(1)       %          %            %        12/29/99
Standard & Poor's 500 Index(2,3)               %          %         %(4)        12/31/99(4)
Russell 3000--Registered Trademark--
  Growth Index(3,5)                            %          %         %(4)        12/31/99(4)
Lipper Multi-Cap Growth Fund Index(3,6)        %          %         %(4)        12/31/99(4)
-------------------------------------------------------------------------------------------



[(2) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Russell 3000--Registered Trademark-- Growth Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Multi-Cap Growth Fund Index (which may or may not include the fund) is included for comparison to a peer-group.

(3) The indices may not reflect payment of fees, expenses or taxes.

(4) The average annual total return given is since the month-end closest to the inception date of the fund's Series I shares.

(5) The Russell 3000--Registered Trademark-- Growth Index measures the performance of those Russell 3000--Registered Trademark-- Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are members of either the Russell 1000--Registered Trademark-- Growth or Russell 2000--Registered Trademark-- Growth indices.

(6) The Lipper Multi-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Multi-Cap Growth category. These funds, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-Cap Growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three year sales-per-share growth value, compared to the S&P 500 index.]

                     -------------------------------------

                        AIM V.I. DEMOGRAPHIC TRENDS FUND

                     -------------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                           N/A

Maximum Deferred Sales Charge (Load)                                  N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from Series I share assets)                                     SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees(2)                                                        %

Other Expenses

Total Annual Fund Operating Expenses

Fee Waiver(3,4)

Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2005 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.


(2) Effective July 1, 2004, the Board of Trustees approved an amendment to the master investment advisory agreement. Under the amended master investment advisory agreement, the management fee for the fund has been reduced from [0.85% to 0.77%]. Management Fees reflect this agreement.


(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to [1.01%] of average daily nets assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest, (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through June 30, 2006.


(4) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement. (See "Fund Management - Advisor Compensation")]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES I SHARES                       1 YEAR        3 YEARS        5 YEARS        10 YEARS
--------------------------------------------------------------------------------------------
AIM V.I. Demographic Trends Fund       $              $              $             $
--------------------------------------------------------------------------------------------

                     -------------------------------------
                        AIM V.I. DEMOGRAPHIC TRENDS FUND
                     -------------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

--------------------------------------------------------------------------------


The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:



  - You invest $10,000 in the fund and hold it for the entire 10 year period;
    and



  - Your investment has a 5% return before expenses each year.





There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.


           SERIES I                YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7
----------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)
Cumulative Return Before
  Expenses                                %               %            %            %            %            %            %
Cumulative Return After
  Expenses                                %               %            %            %            %            %            %
End of Year Balance              $               $            $            $            $            $            $
Estimated Annual Expenses        $               $            $            $            $            $            $
----------------------------------------------------------------------------------------------------------------------------

           SERIES I                YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------
Annual Expense Ratio(1)
Cumulative Return Before
  Expenses                                %            %            %
Cumulative Return After
  Expenses                                %            %            %
End of Year Balance              $            $            $
Estimated Annual Expenses        $            $            $
--------------------------------------------------------------------------------------------



(1) Your actual expenses may be higher or lower than those shown above.


DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.



    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                     -------------------------------------

                        AIM V.I. DEMOGRAPHIC TRENDS FUND

                     -------------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS


A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day to day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including the fund's investment decisions, the execution of securities transactions, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.



    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.



    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.



    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.



    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.



    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.


ADVISOR COMPENSATION


During the fiscal year ended December 31, 2005, the advisor received
compensation of      % of the average daily net assets. The annual management
fee payable to the advisor pursuant to the investment advisory agreement ranged from [0.77% to 0.72%] of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). Following are the advisory fee rates before and after January 1, 2005.


      ADVISORY FEE RATES BEFORE              ADVISORY FEE RATES AFTER
       JANUARY 1, 2005 WAIVER                 JANUARY 1, 2005 WAIVER
----------------------------------------------------------------------------
        0.77% of the first $2 billion       0.695% of the first $250 million
         0.72% of the next $3 billion         0.67% of the next $250 million
       0.695% of the next $5 billion*        0.645% of the next $500 million
0.67% of the excess over $10 billion*         0.62% of the next $1.5 billion
                                              0.595% of the excess over $2.5
                                                                     billion
                                              0.57% of the next $2.5 billion
                                             0.545% of the next $2.5 billion
                                        0.52% of the excess over $10 billion

* After fee waiver. These rates include AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion.


    A discussion regarding the basis for the Board's approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve month period ended December 31, 2005.



PORTFOLIO MANAGER(S)


The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

- Lanny H. Sachnowitz (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1987. As the lead manager, Mr. Sachnowitz generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of

                     -------------------------------------

                        AIM V.I. DEMOGRAPHIC TRENDS FUND

                     -------------------------------------

 daily cash flows in accordance with portfolio holdings. The degree to which Mr.
  Sachnowitz may perform these functions, and the nature of these functions, may change from time to time.

- Kirk L. Anderson, Portfolio Manger, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1994.

- James G. Birdsall, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1997.


    They are assisted by the advisor's Large Cap Growth Team, which are comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.


    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

                     -------------------------------------

                        AIM V.I. DEMOGRAPHIC TRENDS FUND

                     -------------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies and feeder funds, funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and AIM have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.

    The fund's Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, A I M Advisors, Inc. and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.

    Each of these tools is described in more detail below.

    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the life insurance companies ("insurance companies") and/or their separate accounts that invest in the fund on behalf of the owners of variable annuity and life insurance contracts ("contract owners") issued by the insurance companies. Contract owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.

    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. AIM Affiliates will

                     -------------------------------------

                        AIM V.I. DEMOGRAPHIC TRENDS FUND

                     -------------------------------------

use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a contract owner. While the AIM Affiliates and the fund may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the AIM Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

                     -------------------------------------
                        AIM V.I. DEMOGRAPHIC TRENDS FUND


            -------------------------------------
    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board of Trustees.

    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent the fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.


    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.


    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.

    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

PAYMENTS TO INSURANCE COMPANIES

ADI, the distributor of the fund, or one or more of its corporate affiliates, may make cash revenue sharing payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the fund and certain other marketing support services. ADI makes these payments from its own resources.


    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits ADI receives when it makes these payments may include, among other things, adding the fund to the list of underlying investment options in insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The revenue sharing payments ADI makes may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold to the insurance company during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    ADI is motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, ADI benefits from the

                     -------------------------------------

                        AIM V.I. DEMOGRAPHIC TRENDS FUND

                     -------------------------------------

incremental management and other fees paid to ADI by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the fund, as well as about fees and/or commissions it charges.

                     -------------------------------------

                        AIM V.I. DEMOGRAPHIC TRENDS FUND

                     -------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal years (or period) indicated.


    The information for the fiscal year ended 2005 has been audited by [auditor], whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. [Auditor] was appointed by the Audit Committee of the Board as the fund's new independent registered public accounting firm. Such appointment was ratified and approved by the independent trustees of the Board. Information prior to fiscal year 2005 was audited by other public accountants.




                                                                  YEAR ENDED DECEMBER 31,
                                          -----------------------------------------------------------------------
                                           2005               2004           2003           2002           2001
                                          -------            -------        -------        -------        -------
Net asset value, beginning of period      $                  $              $              $              $
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
-----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)
=================================================================================================================
    Total from investment operations
=================================================================================================================
Net asset value, end of period            $                  $              $              $              $
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(c)                                  %                  %              %              %              %
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $                  $              $              $              $
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                               %                  %              %              %              %
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                               %                  %              %              %              %
=================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             %                  %              %              %              %
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate                          %                  %              %              %              %
_________________________________________________________________________________________________________________
=================================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you wish to obtain free copies of the fund's current SAI, or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at

BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

BY TELEPHONE:          (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, HAVE ALSO
BEEN MADE AVAILABLE TO INSURANCE COMPANIES ISSUING VARIABLE PRODUCTS THAT INVEST IN THE FUND.

You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------

   AIM V.I. Demographic Trends Fund Series I


   SEC 1940 Act file number: 811-07452


----------------------------------------------------


AIMinvestments.com     VIDTR-PRO-1


                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                AIM V.I. DEMOGRAPHIC TRENDS FUND


                                                                     PROSPECTUS

                                                                    MAY 1, 2006


Series II shares


Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Demographic Trends Fund seeks to provide long-term growth of capital.


--------------------------------------------------------------------------------

This prospectus contains important information about the Series II class shares (Series II shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund;
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                        --------------------------------
                        AIM V.I. DEMOGRAPHIC TRENDS FUND
                        --------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2
Performance Table                                    3
FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fees and Expenses of the Fund                        4
Expense Example                                      4
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        5
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     5
------------------------------------------------------
FUND MANAGEMENT                                      6
------------------------------------------------------
The Advisors                                         6
Advisor Compensation                                 6
Portfolio Manager(s)                                 7
OTHER INFORMATION                                    8
------------------------------------------------------
Purchase and Redemption of Shares                    8
Excessive Short-Term Trading Activity
  Disclosures                                        8
Trade Activity Monitoring                            8
Fair Value Pricing                                   9
Risks                                                9
Pricing of Shares                                    9
Taxes                                               10
Dividends and Distributions                         10
Share Classes                                       10
Distribution Plan                                   10
Payments to Insurance Companies                     10
FINANCIAL HIGHLIGHTS                                12
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.

    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                        --------------------------------
                        AIM V.I. DEMOGRAPHIC TRENDS FUND
                        --------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.

    The fund seeks to meet its objective by investing in securities of companies that are likely to benefit from changing demographic, economic and lifestyle trends. These securities may include common stocks, convertible bonds, convertible preferred stocks and warrants of companies within a broad range of market capitalizations. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers purchase securities of companies that have experienced, or that they believe have the potential for, above-average, long-term growth in revenues and earnings. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.


    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of small- and medium-sized companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since equity securities of small- and medium-sized companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desired price.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    To the extent the fund holds cash or cash equivalents for risk management, the fund may not achieve its investment objective.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.


    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                        --------------------------------
                        AIM V.I. DEMOGRAPHIC TRENDS FUND
                        --------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

    Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact that the Rule 12b-1 plan of Series II shares would have had if the Series II shares had then existed. Series I shares are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2000...................................................................  -18.11%
2001*..................................................................  -32.18%
2002...................................................................  -32.26%
2003...................................................................   37.30%
2004...................................................................     7.9%
2005...................................................................        %


* The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is November 7, 2001.


    During the periods shown in the bar chart, the highest quarterly return was [23.42% (quarter ended December 31, 2001)] and the lowest quarterly return was [-31.59% (quarter ended March 31, 2001)].

                        --------------------------------
                        AIM V.I. DEMOGRAPHIC TRENDS FUND
                        --------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.


AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------
                                                                            SERIES I
                                                                             SHARES
(for the periods ended                                          SINCE      INCEPTION
December 31, 2005)                        1 YEAR  5 YEARS     INCEPTION       DATE
----------------------------------------------------------------------------------------
AIM V.I. Demographic Trends Fund(1)         %        %            %          12/29/99(2)
Standard & Poor's 500 Index(3,4)            %        %          %(5)         12/31/99(5)
Russell 3000--Registered Trademark--
  Growth Index(4,6)                         %        %          %(5)         12/31/99(5)
Lipper Multi-Cap Growth Fund Index(4,7)     %        %          %(5)         12/31/99(5)
----------------------------------------------------------------------------------------



(1)


[(2) The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is November 7, 2001.


(3) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Russell 3000--Registered Trademark-- Growth Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Multi-Cap Growth Fund Index (which may or may not include the fund) is included for comparison to a peer-group.

(4) The indices may not reflect payment of fees, expenses or taxes.

(5) The average annual total return given is since the month-end closest to the inception date of the fund's Series I shares.

(6) The Russell 3000--Registered Trademark-- Growth Index measures the performance of those Russell 3000--Registered Trademark-- Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are members of either the Russell 1000--Registered Trademark-- Growth or Russell 2000--Registered Trademark-- Growth indices.

(7) The Lipper Multi-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Multi-Cap Growth category. These funds, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-Cap Growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three year sales-per-share growth value, compared to the S&P 500 index.]

                        --------------------------------
                        AIM V.I. DEMOGRAPHIC TRENDS FUND
                        --------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                               SERIES II SHARES
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                          N/A

Maximum Deferred
Sales Charge (Load)                                                  N/A
-------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
-------------------------------------------------------------------------------
(expenses that are deducted
from Series II share assets)                                   SERIES II SHARES
-------------------------------------------------------------------------------
Management Fees(2)                                                       %

Rule (12b-1) Fees

Other Expenses

Total Annual Fund
Operating Expenses

Fee Waiver(3,4)

Net Annual Fund Operating Expenses
-------------------------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2005 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.


(2) Effective July 1, 2004, the Board of Trustees approved an amendment to the master investment advisory agreement. Under the amended master investment advisory agreement, the management fee for the fund has been reduced from [0.85% to 0.77%]. Management Fees reflect this agreement.


(3) The fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to [1.26%] of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and
    (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation agreement is in effect through June 30, 2006.


(4) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management--Advisor Compensation").]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I.
Demographic Trends Fund                     $        $         $         $
--------------------------------------------------------------------------------

                        --------------------------------
                        AIM V.I. DEMOGRAPHIC TRENDS FUND
                        --------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

--------------------------------------------------------------------------------


The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:



  - You invest $10,000 in the fund and hold it for the entire 10 year period;
    and



  - Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.


           SERIES II               YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                   %               %            %            %            %
Cumulative Return Before
  Expenses                                %               %            %            %            %
Cumulative Return After
  Expenses                                %               %            %            %            %
End of Year Balance              $               $            $            $            $
Estimated Annual Expenses        $               $            $            $            $
--------------------------------------------------------------------------------------------------

           SERIES II               YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)                   %            %            %            %            %
Cumulative Return Before
  Expenses                                %            %            %            %            %
Cumulative Return After
  Expenses                                %            %            %            %            %
End of Year Balance              $            $            $            $            $
Estimated Annual Expenses        $            $            $            $            $
--------------------------------------------------------------------------------------------------



(1) Your actual expenses may be higher or lower than those shown above.



DISCLOSURE OF PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.



    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                        --------------------------------
                        AIM V.I. DEMOGRAPHIC TRENDS FUND
                        --------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including the fund's investment decisions, the execution of securities transactions, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.



    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.



    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.



    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.



    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.


ADVISOR COMPENSATION

During the fiscal year ended December 31, 2005, the advisor received
compensation of      % of average daily net assets. The annual management fee
payable to the advisor pursuant to the investment advisory agreement ranged from [0.77% to 0.72%] of average daily net assets, based on net asset levels. The advisor contractually agreed to advisory fees waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York (NYAG). Following are the advisory fee rates before and after January 1, 2005.


          ADVISOR FEE RATES BEFORE                  ADVISORY FEE RATES AFTER
           JANUARY 1, 2005 WAIVER                    JANUARY 1, 2005 WAIVER
----------------------------------------------------------------------------------
               0.77% of the first $2 billion      0.695% of the first $250 million
                0.72% of the next $3 billion        0.67% of the next $250 million
               0.695% of the next 5 billion*       0.645% of the next $500 million
       0.67% of the excess over $10 billion*        0.62% of the next $1.5 billion
                                                   0.595% of the next $2.5 billion
                                                    0.57% of the next $2.5 billion
                                                   0.545% of the next $2.5 billion
                                              0.52% of the excess over $10 billion

* After fee waiver. These rates include AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion.


    A discussion regarding the basis for the Board's approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve month period ended December 31, 2005.



PORTFOLIO MANAGER(S)

The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

- Lanny H. Sachnowitz (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1987. As the lead manager, Mr. Sachnowitz generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Sachnowitz may perform these functions, and the nature of these functions, may change from time to time.

                        --------------------------------
                        AIM V.I. DEMOGRAPHIC TRENDS FUND
                        --------------------------------

- Kirk L. Anderson, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1994.

- James G. Birdsall, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1997.


    They are assisted by the advisor's Large Cap Growth Team, which are comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.


    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

                        --------------------------------
                        AIM V.I. DEMOGRAPHIC TRENDS FUND
                        --------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and AIM have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.

    The fund's Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, A I M Advisors, Inc. and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.

    Each of these tools is described in more detail below.

    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the life insurance companies ("insurance companies") and/or their separate accounts that invest in the fund on behalf of the owners of variable annuity and life insurance contracts ("contract owners") issued by the insurance companies. Contract owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.

    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. AIM Affiliates will

                        --------------------------------
                        AIM V.I. DEMOGRAPHIC TRENDS FUND
                        --------------------------------

use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a contract owner. While the AIM Affiliates and the fund may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the AIM Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

                        --------------------------------
                        AIM V.I. DEMOGRAPHIC TRENDS FUND
                        --------------------------------


    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board of Trustees.

    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent the fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.


    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.


    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.

    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

PAYMENTS TO INSURANCE COMPANIES

The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI, the distributor of the fund, or one or more of its corporate affiliates, may make additional cash revenue sharing payments to the insurance company or an affiliate in connection with promotion of the fund and certain other marketing support services. ADI makes these payments from its own resources.


    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits ADI receives when it makes these payments may include, among other things, adding the fund to the list of underlying investment options in insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The revenue sharing payments ADI makes may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25%

                        --------------------------------
                        AIM V.I. DEMOGRAPHIC TRENDS FUND
                        --------------------------------

of the public offering price of all shares sold to the insurance company during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.

    ADI is motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the fund, as well as about fees and/or commissions it charges.

                        --------------------------------
                        AIM V.I. DEMOGRAPHIC TRENDS FUND
                        --------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal year (or period) indicated.


    The information for the fiscal year ended 2005 has been audited by [auditor], whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. [Auditor] was appointed by the Audit Committee of the Board as the fund's new independent registered public accounting firm. Such appointment was ratified and approved by the independent trustees of the Board. Information prior to fiscal year 2005 was audited by other public accountants.




                                                                                                             NOVEMBER 7, 2001
                                                                                                             (DATE SALES
                                                                      YEAR ENDED DECEMBER 31,                COMMENCED) TO
                                                           ----------------------------------------------    DECEMBER 31,
                                                            2005          2004          2003       2002         2001
                                                           -------       -------       -------    -------    ----------------
Net asset value, beginning of period                       $             $             $          $               $
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
=============================================================================================================================
    Total from investment operations
=============================================================================================================================
Net asset value, end of period                             $             $             $          $               $
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(c)                                                   %             %             %          %              %
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $             $             $          $               $
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  %             %             %          %              %
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               %             %             %          %              %
=============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                          %             %             %          %              %
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate(f)                                        %             %             %          %              %
_____________________________________________________________________________________________________________________________
=============================================================================================================================



()

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you wish to obtain free copies of the fund's current SAI, or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at

BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

BY TELEPHONE:          (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, HAVE ALSO
BEEN MADE AVAILABLE TO INSURANCE COMPANIES ISSUING VARIABLE PRODUCTS THAT INVEST IN THE FUND.
You can also review and obtain copies of the fund's SAI, financial reports, the fund's Form N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------------------

   AIM V.I. Demographic Trends Fund Series II


   SEC 1940 Act file number: 811-07452

----------------------------------------------------

AIMinvestments.com     VIDTR-PRO-2
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                              AIM V.I. DIVERSIFIED DIVIDEND FUND

                                                                     PROSPECTUS
                                                                    MAY 1, 2006

Series I shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Diversified Dividend Fund seeks to provide growth of capital and, secondarily, current income.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series I class shares (Series I shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                       ----------------------------------
                       AIM V.I. DIVERSIFIED DIVIDEND FUND
                       ----------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND STRATEGIES                 1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

FEE TABLE AND EXPENSE EXAMPLE                        2
------------------------------------------------------
Fees and Expenses of the Fund                        2
Expense Example                                      2
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        3
------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS                     3
------------------------------------------------------
FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4
Advisor Compensation                                 4
Portfolio Manager(s)                                 4
OTHER INFORMATION                                    5
------------------------------------------------------
Purchase and Redemption of Shares                    5
Excessive Short-Term Trading Activity
  Disclosures                                        5
Trade Activity Monitoring                            5
Fair Value Pricing                                   6
Risks                                                6
Pricing of Shares                                    6
Taxes                                                7
Dividends and Distributions                          7
Share Classes                                        7
Payments to Insurance Companies                      7
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.

    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                       ----------------------------------
                       AIM V.I. DIVERSIFIED DIVIDEND FUND
                       ----------------------------------

INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------

The fund's primary investment objective is growth of capital with a secondary objective of current income. The investment objectives of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.

    The fund seeks to meet these objectives by investing, normally, at least 80% of its assets in dividend-paying equity securities. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts.

    The fund may invest up to 20% of assets in master limited partnerships or in investment-grade debt securities of U.S. issuers. The fund may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting investments, the portfolio manager seeks stocks that have paid consistent or increasing dividends. The portfolio manager focuses on the financial health and profit sustainability of the company issuing the stock, and selects stocks that offer the most total return potential from price appreciation and dividend return. The portfolio manager considers whether to sell a particular security when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents, or high-quality debt instruments. As a result, the fund may not achieve its investment objectives.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    To the extent the fund holds cash or cash equivalents for risk management, the fund may not achieve its investment objective.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                       ----------------------------------
                       AIM V.I. DIVERSIFIED DIVIDEND FUND
                       ----------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                 SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                            N/A

Maximum Deferred
Sales Charge (Load)                                                    N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."

ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from Series I share assets)                                      SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees                                                       [0.70%

Rule (12b-1) Fees                                                      None

Other Expenses                                                        14.85

Total Annual Fund
Operating Expenses                                                    15.55
Fee Waiver(2)                                                         14.55

Net Annual Fund Operating Expenses                                     1.00]
--------------------------------------------------------------------------------

[(1) Except as otherwise noted, figures shown in the table are based on estimated net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.00% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees, and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through April 30, 2007.]

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES I SHARES                            1 YEAR   3 YEARS
-----------------------------------------------------------
AIM V.I. Diversified Dividend Fund         [$102]   [$3,004]
-----------------------------------------------------------

                       ----------------------------------
                       AIM V.I. DIVERSIFIED DIVIDEND FUND
                       ----------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

  - You invest $10,000 in the fund and hold it for the entire 10 year period;
    and



  - Your investment has a 5% return before expenses each year.



There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

         SERIES I              YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
----------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            1.00%          15.55%       15.55%       15.55%       15.55%
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.00%          (6.97)%     (16.79)%     (25.57)%     (33.42)%
End of Year Balance          $10,400.00       $9,302.80    $8,321.35    $7,443.45    $6,658.17
Estimated Annual Expenses    $   102.00       $1,531.89    $1,370.28    $1,225.71    $1,096.40
----------------------------------------------------------------------------------------------

         SERIES I             YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
Annual Expense Ratio(1)          15.55%       15.55%       15.55%       15.55%       15.55%
Cumulative Return Before
  Expenses                       34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                      (40.44)%     (46.73)%     (52.35)%     (57.37)%     (61.87)%
End of Year Balance          $5,955.73    $5,327.40    $4,765.36    $4,262.61    $3,812.91
Estimated Annual Expenses    $  980.73    $  877.26    $  784.71    $  701.93    $  627.87
----------------------------------------------------------------------------------------------

(1) Your actual expenses may be higher or lower than those shown.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                       ----------------------------------
                       AIM V.I. DIVERSIFIED DIVIDEND FUND
                       ----------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

The advisor is to receive a fee from the fund calculated at the following annual rates:

     0.695% of the first $250 million
     0.67% of the next $250 million
     0.645% of the next $500 million
     0.62% of the next $1.5 billion
     0.595% of the next $2.5 billion
     0.57% of the next $2.5 billion
     0.545% of the next $2.5 billion
     0.52% of the excess over $10 billion

PORTFOLIO MANAGER(S)

Meggan M. Walsh, Senior Portfolio Manager, is primarily responsible for the day-to-day management of the fund's portfolio. She has been responsible for the fund since 2006 and has been associated with the advisor and/or its affiliates since 1991.

    She is assisted by the advisor's Diversified Dividend Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on this portfolio manager and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of her compensation structure, and information regarding other accounts she manages.

                       ----------------------------------
                       AIM V.I. DIVERSIFIED DIVIDEND FUND
                       ----------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and AIM have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.

    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the fund:

(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.

    Each of these tools is described in more detail below.

    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.

    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.

                       ----------------------------------
                       AIM V.I. DIVERSIFIED DIVIDEND FUND
                       ----------------------------------

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the AIM Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund,

                       ----------------------------------
                       AIM V.I. DIVERSIFIED DIVIDEND FUND
                       ----------------------------------

the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.

    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent the fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.

    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.

    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

PAYMENTS TO INSURANCE COMPANIES

ADI, the distributor of the fund, or one or more of its corporate affiliates, may make cash revenue sharing payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the fund and certain other marketing support services. ADI makes these payments from its own resources.

    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits ADI receives when it makes these payments may include, among other things, adding the fund to the list of underlying investment options in insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The revenue sharing payments ADI makes may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold to the insurance company during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.

    ADI is motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the fund with respect to those assets.

                       ----------------------------------
                       AIM V.I. DIVERSIFIED DIVIDEND FUND
                       ----------------------------------


    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the fund, as well as about fees and/or commissions it charges.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at

BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

BY TELEPHONE:          (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, HAVE ALSO
BEEN MADE AVAILABLE TO INSURANCE COMPANIES ISSUING VARIABLE PRODUCTS THAT INVEST IN THE FUND.

You can also review and obtain copies of the fund's SAI, financial reports, the fund's Form N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM V.I. Diversified Dividend Fund Series I
   SEC 1940 Act file number: 811-07452

----------------------------------------

AIMinvestments.com     VIDDI-PRO-1

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                              AIM V.I. DIVERSIFIED DIVIDEND FUND

                                                                     PROSPECTUS
                                                                    MAY 1, 2006

Series II shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Diversified Dividend Fund seeks to provide growth of capital and, secondarily, current income.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series II class shares (Series II Shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                           -------------------------
                       AIM V.I. DIVERSIFIED DIVIDEND FUND
                           -------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND STRATEGIES                 1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
FEE TABLE AND EXPENSE EXAMPLE                        2
------------------------------------------------------
Fees and Expenses of the Fund                        2
Expense Example                                      2
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        3
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     3
------------------------------------------------------
FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4
Advisor Compensation                                 4
Portfolio Manager(s)                                 5
OTHER INFORMATION                                    6
------------------------------------------------------
Purchase and Redemption of Shares                    6
Excessive Short-Term Trading Activity
  Disclosures                                        6
Trade Activity Monitoring                            6
Fair Value Pricing                                   7
Risks                                                7
Pricing of Shares                                    7
Taxes                                                8
Dividends and Distributions                          8
Share Classes                                        8
Distribution Plan                                    8
Payments to Insurance Companies                      8
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.

    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                           -------------------------
                       AIM V.I. DIVERSIFIED DIVIDEND FUND
                           -------------------------

INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------

The fund's primary investment objective is growth of capital with a secondary objective of current income. The investment objectives of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.

    The fund seeks to meet these objectives by investing, normally, at least 80% of its assets in dividend-paying equity securities. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts.

    The fund may invest up to 20% of assets in master limited partnerships or in investment-grade debt securities of U.S. issuers. The fund may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting investments, the portfolio manager seeks stocks that have paid consistent or increasing dividends. The portfolio manager focuses on the financial health and profit sustainability of the company issuing the stock, and selects stocks that offer the most total return potential from price appreciation and dividend return. The portfolio manager considers whether to sell a particular security when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents, or high-quality debt instruments. As a result, the fund may not achieve its investment objectives.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or portion of your investment in the fund and that the income you receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    To the extent the fund holds cash or cash equivalents for risk management, the fund may not achieve its investment objective.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                           -------------------------
                       AIM V.I. DIVERSIFIED DIVIDEND FUND
                           -------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
----------------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                        SERIES II SHARES
----------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                   N/A

Maximum Deferred
Sales Charge (Load)                                                           N/A
----------------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."

ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
----------------------------------------------------------------------------------------
(expenses that are deducted
from Series II share assets)                                            SERIES II SHARES
----------------------------------------------------------------------------------------
Management Fees                                                               [0.70%

Rule (12b-1) Fees                                                              0.25

Other Expenses                                                                14.85

Total Annual Fund Operating Expenses                                          15.80

Fee Waiver(2)                                                                 14.55

Net Annual Fund Operating Expenses                                            1.25]
----------------------------------------------------------------------------------------

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES II SHARES                           1 YEAR   3 YEARS
------------------------------------------------------------
AIM V.I. Diversified Dividend Fund         [$127]   [$3,061]
------------------------------------------------------------

[(1) Except as otherwise noted, figures shown in the table are based on estimated net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The fund's advisor and distributor have contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.25% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through April 30, 2007.]

                           -------------------------
                       AIM V.I. DIVERSIFIED DIVIDEND FUND
                           -------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:


  - You invest $10,000 in the fund and hold it for the entire 10 year period;
    and


  - Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.]

          SERIES II               YEAR 1         YEAR 2      YEAR 3      YEAR 4      YEAR 5
---------------------------------------------------------------------------------------------
Annual Expense Ratio(1)               1.25%         15.80%      15.80%      15.80%      15.80%
Cumulative Return Before
  Expenses                            5.00%         10.25%      15.76%      21.55%      27.63%
Cumulative Return After
  Expenses                            3.75%         (7.45)%    (17.45)%    (26.37)%    (34.32)%
End of Year Balance             $10,375.00      $9,254.50   $8,255.01   $7,363.47   $6,568.22
Estimated Annual Expenses       $   127.34      $1,550.73   $1,383.25   $1,233.86   $1,100.60
---------------------------------------------------------------------------------------------

          SERIES II              YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
Annual Expense Ratio(1)             15.80%      15.80%      15.80%      15.80%      15.80%
Cumulative Return Before
  Expenses                          34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative Return After
  Expenses                         (41.41)%    (47.74)%    (53.38)%    (58.42)%    (62.91)%
End of Year Balance             $5,858.85   $5,226.09   $4,661.68   $4,158.21   $3,709.13
Estimated Annual Expenses       $  981.74   $  875.71   $  781.13   $  696.77   $  621.52
---------------------------------------------------------------------------------------------

(1) Your actual expenses may be higher or lower than those shown.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                           -------------------------
                       AIM V.I. DIVERSIFIED DIVIDEND FUND
                           -------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

The advisor is to receive a fee from the fund calculated at the following annual rates:

       0.695% of the first $250 million
         0.67% of the next $250 million
        0.645% of the next $500 million
         0.62% of the next $1.5 billion
        0.595% of the next $2.5 billion
         0.57% of the next $2.5 billion
        0.545% of the next $2.5 billion
   0.52% of the excess over $10 billion

                           -------------------------
                       AIM V.I. DIVERSIFIED DIVIDEND FUND
                           -------------------------

PORTFOLIO MANAGER(S)

Meggan M. Walsh, Senior Portfolio Manager, is primarily responsible for the day-to-day management of the fund's portfolio. She has been responsible for the fund since 2006 and has been associated with the advisor and/or its affiliates since 1991.

    She is assisted by the advisor's Diversified Dividend Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on this portfolio manager and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of her compensation structure, and information regarding other accounts she manages.

                           -------------------------
                       AIM V.I. DIVERSIFIED DIVIDEND FUND
                           -------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and AIM have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.

    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the fund:

(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.

    Each of these tools is described in more detail below.

    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.

    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.

                           -------------------------
                       AIM V.I. DIVERSIFIED DIVIDEND FUND
                           -------------------------

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the AIM Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund,

                           -------------------------
                       AIM V.I. DIVERSIFIED DIVIDEND FUND
                           -------------------------

the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.

    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent the fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.

    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.

    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays this fee out of its assets on an ongoing basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of charges.

PAYMENTS TO INSURANCE COMPANIES

The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI, the distributor of the fund, or one or more of its corporate affiliates, may make additional cash revenue sharing payments to the insurance company or an affiliate in connection with promotion of the fund and certain other marketing support services. ADI makes these payments from its own resources.

    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits ADI receives when it makes these payments may include, among other things, adding the fund to the list of underlying investment options in insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The revenue sharing payments ADI makes may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold to the insurance company during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in

                           -------------------------
                       AIM V.I. DIVERSIFIED DIVIDEND FUND
                           -------------------------

which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.

    ADI is motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the fund, as well as about fees and/or commissions it charges.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you wish to obtain free copies of the fund's current SAI, or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at

BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

BY TELEPHONE:          (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.


THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, HAVE ALSO
BEEN MADE AVAILABLE TO INSURANCE COMPANIES ISSUING VARIABLE PRODUCTS THAT INVEST IN THE FUND.
You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM V.I. Diversified Dividend Fund Series II
   SEC 1940 Act file number: 811-07452

----------------------------------------

AIMinvestments.com     VIDDI-PRO-2
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                AIM V.I. DIVERSIFIED INCOME FUND

                                                                     PROSPECTUS

                                                                    MAY 1, 2006


Series I shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Diversified Income Fund seeks to achieve a high level of current income.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series I class shares (Series I shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3
Performance Table                                    3
FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fees and Expenses of the Fund                        4
Expense Example                                      4
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        5
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     5
------------------------------------------------------
FUND MANAGEMENT                                      6
------------------------------------------------------
The Advisor                                          6
Advisor Compensation                                 6
Portfolio Manager(s)                                 6
OTHER INFORMATION                                    8
------------------------------------------------------
Purchase and Redemption of Shares                    8
Excessive Short-Term Trading Activity
  Disclosures                                        8
Trade Activity Monitoring                            8
Fair Value Pricing                                   9
Risks                                                9
Pricing of Shares                                    9
Taxes                                               10
Dividends and Distributions                         10
Shares Classes                                      10
Payments to Insurance Companies                     10
FINANCIAL HIGHLIGHTS                                12
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.

    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve a high level of current income. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.

    The fund seeks to meet its objective by investing primarily in (1) domestic and foreign corporate debt securities; (2) U.S. Government securities, including U.S. Government agency mortgage-backed securities; (3) securities issued by foreign governments, their agencies or instrumentalities, and (4) lower-quality debt securities, i.e., "junk bonds," of U.S. and foreign companies. The fund's assets will normally be invested in each of these four sectors, however the fund may invest up to 100% of its total assets in U.S. Government securities.


    The fund may invest up to 50% of its total assets in foreign securities, including securities of issuers located in developing countries. Developing countries are those countries that are in the initial stages of their industrial cycles. The fund may invest up to 25% of its total assets in government securities of any one foreign country. The fund may also invest up to 10% of its total assets in equity securities and convertible debt securities of U.S. and foreign companies. The fund may invest in debt obligations issued by certain supranational entities, such as the World Bank. The fund may also invest in credit derivatives. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    The portfolio managers focus on securities that they believe have favorable prospects for current income, whether denominated in the U.S. dollar or in other currencies. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.


    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases may cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. Junk bonds are less sensitive to risk than are higher-quality bonds. Some of the securities purchased by the fund are not guaranteed by the U.S. Government. The agency or instrumentality issuing such security may default or otherwise be unable to honor a financial obligation.

    Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

    U.S. Government agency mortgage-backed securities provide a higher coupon at the time of purchase than current prevailing market interest rates. The fund may purchase such securities at a premium, which means that a faster principal prepayment rate than expected will reduce both the market value of and income from such securities.

    The prices of equity securities fluctuate in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

    The prices of foreign securities may be further affected by other factors including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    To the extent the fund holds cash or cash equivalents for risk management, the fund may not achieve its investment objective.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.


    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1996...................................................................  10.19%
1997...................................................................   9.39%
1998...................................................................   3.58%
1999...................................................................  -1.92%
2000...................................................................   0.69%
2001...................................................................   3.59%
2002...................................................................   2.30%
2003...................................................................   9.24%
2004...................................................................   5.03%
2005...................................................................   [  %]




    During the periods shown in the bar chart, the highest quarterly return was [5.54% (quarter ended June 30, 1995)] and the lowest quarterly return was [-2.43% (quarter ended June 30, 2004)].


PERFORMANCE TABLE

The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended                                             INCEPTION
December 31, 2005)             1 YEAR    5 YEARS      10 YEARS        DATE
--------------------------------------------------------------------------------
AIM V.I. Diversified Income
  Fund                              %           %            %       05/05/93
Lehman Brothers U.S.
  Aggregate Bond Index(1,2)         %           %            %             --
Lehman Brothers U.S. Credit
  Index(2,3)                        %           %            %             --
Lipper BBB Rated Fund
  Index(2,4)                        %           %            %             --
--------------------------------------------------------------------------------



[(1) The Lehman Brothers U.S. Aggregate Bond Index measures the performance of
     U.S. investment-grade fixed rate bonds with components for government and corporate securities, mortgage pass-throughs and asset-backed securities of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The fund has also included the Lehman Brothers U.S. Credit Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper BBB Rated Fund Index (which may or may not include the fund) is included for comparison to a peer-group.

(2) The indices may not reflect payment of fees, expenses or taxes.
(3) The Lehman Brothers U.S. Credit Index consists of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity and quality requirements. To qualify, bonds must be SEC-registered.

(4) The Lipper BBB Rated Fund Index is an equally weighted representation of the 30 largest funds in the Lipper BBB Rated Funds category. The funds invest at least 65% of assets in corporate and government debt issues rated in the top four grades.]

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                 SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                            N/A

Maximum Deferred
Sales Charge (Load)                                                    N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from Series I share assets)                                      SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees                                                           %

Other Expenses

Total Annual Fund
Operating Expenses(2)
--------------------------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2005 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.


(2) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to [0.75%] of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees, and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through June 30, 2006.]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES I SHARES                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------
AIM V.I. Diversified
Income Fund                                    $        $         $         $
-----------------------------------------------------------------------------------

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

--------------------------------------------------------------------------------


The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:



  - You invest $10,000 in the fund and hold it for the entire 10 year period;
    and



  - Your investment has a 5% return before expenses each year.





There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.


           SERIES I                YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)
Cumulative Return Before
  Expenses                                %               %            %            %            %
Cumulative Return After
  Expenses                                %               %            %            %            %
End of Year Balance              $               $            $            $            $
Estimated Annual Expenses        $               $            $            $            $
--------------------------------------------------------------------------------------------------

           SERIES I                YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)
Cumulative Return Before
  Expenses                                %            %            %            %            %
Cumulative Return After
  Expenses                                %            %            %            %            %
End of Year Balance              $            $            $            $            $
Estimated Annual Expenses        $            $            $            $            $
--------------------------------------------------------------------------------------------------



(1) Your actual expenses may be higher or lower than those shown above.



DISCLOSURE OF PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.



    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.



    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.



    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.



    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.


ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2005, the advisor received
compensation of      % of the fund's average daily net assets.



    A discussion regarding the basis for the Board's approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve month period ended December 31, 2005.



PORTFOLIO MANAGER(S)


The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

- Jan H. Friedli (lead manager), Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. As the lead manager, Mr. Friedli generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Friedli may perform these functions, and the nature of these functions, may change from time to time.

- Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for various high yield (or non-investment grade) bond holdings in the fund since 2000 and has been otherwise associated with the fund since 1995. She has been associated with the advisor and/or its affiliates since 1992.

- Scot W. Johnson, Portfolio Manager, who has been responsible for various government and mortgage holdings in the fund since 2003 and has been associated with the advisor and/or its affiliates since 1994.


    They are assisted by the advisor's Taxable Investment Grade Bond and Taxable High Yield Teams, which are comprised of portfolio managers, research analysts and other investment professionals. Team

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the teams may change from time to time. More information on the teams, including biographies of other members of the teams, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and AIM have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.

    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

    Each of these tools is described in more detail below.

    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.

    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the AIM Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund,

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.

    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent the fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.


    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.


    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS


The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions, if any, will consist of both ordinary dividends and capital gains.


CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.

    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

PAYMENTS TO INSURANCE COMPANIES

ADI, the distributor of the fund, or one or more of its corporate affiliates, may make cash revenue sharing payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the fund and certain other marketing support services. ADI makes these payments from its own resources.


    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits ADI receives when it makes these payments may include, among other things, adding the fund to the list of underlying investment options in insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The revenue sharing payments ADI makes may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold to the insurance company during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    ADI is motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the fund with respect to those assets.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------


    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the fund, as well as about fees and/or commissions it charges.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years indicated.


    The information for the fiscal year ended 2005 has been audited by [auditor], whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. [Auditor] was appointed by the Audit Committee of the Board as the fund's new independent registered public accounting firm. Such appointment was ratified and approved by the independent trustees of the Board. Information prior to fiscal year 2005 was audited by other public accountants.



                                                                                  YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------------------
                                                               2005          2004          2003          2002          2001
                                                              -------       -------       -------       -------       -------
Net asset value, beginning of period                          $             $             $             $             $
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
=============================================================================================================================
    Total from investment operations
=============================================================================================================================
Less dividends from net investment income
=============================================================================================================================
Net asset value, end of period                                $             $             $             $             $
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(c)                                                      %             %             %             %             %
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $             $             $             $             $
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets                              %             %             %             %             %
=============================================================================================================================
Ratio of net investment income to average net assets                 %             %             %             %             %
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                              %             %             %             %             %
_____________________________________________________________________________________________________________________________
=============================================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you wish to obtain free copies of the fund's current SAI, or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at

BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

BY TELEPHONE:          (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, HAVE ALSO
BEEN MADE AVAILABLE TO INSURANCE COMPANIES ISSUING VARIABLE PRODUCTS THAT INVEST IN THE FUND.

You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------------------
   AIM V.I. Diversified Income Fund Series I

   SEC 1940 Act file number: 811-07452


-----------------------------------------------

AIMinvestments.com     VIDIN-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                AIM V.I. DIVERSIFIED INCOME FUND

                                                                     PROSPECTUS

                                                                    MAY 1, 2006


Series II shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Diversified Income Fund seeks to achieve a high level of current income.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series II class shares (Series II shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3
Performance Table                                    4
FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fees and Expenses of the Fund                        5
Expense Example                                      5
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        6
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     6
------------------------------------------------------
FUND MANAGEMENT                                      7
------------------------------------------------------
The Advisor                                          7
Advisor Compensation                                 7
Portfolio Manager(s)                                 7
OTHER INFORMATION                                    8
------------------------------------------------------
Purchase and Redemption of Shares                    8
Excessive Short-Term Trading Activity
  Disclosures                                        8
Trade Activity Monitoring                            8
Fair Value Pricing                                   9
Risks                                                9
Pricing of Shares                                    9
Taxes                                               10
Dividends and Distributions                         10
Share Classes                                       10
Distribution Plan                                   10
Payments to Insurance Companies                     10
FINANCIAL HIGHLIGHTS                                12
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.

    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve a high level of current income. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.

    The fund seeks to meet its objective by investing primarily in (1) domestic and foreign corporate debt securities; (2) U.S. Government securities, including U.S. Government agency mortgage-backed securities; (3) securities issued by foreign governments, their agencies or instrumentalities, and (4) lower-quality debt securities, i.e., "junk bonds," of U.S. and foreign companies. The fund's assets will normally be invested in each of these four sectors, however the fund may invest up to 100% of its total assets in U.S. Government securities.


    The fund may invest up to 50% of its total assets in foreign securities, including securities of issuers located in developing countries. Developing countries are those countries that are in the initial stages of their industrial cycles. The fund may invest up to 25% of its total assets in government securities of any one foreign country. The fund may also invest up to 10% of its total assets in equity securities and convertible debt securities of U.S. and foreign companies. The fund may invest in debt obligations issued by certain supranational entities, such as the World Bank. The fund may also invest in credit derivatives. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    The portfolio managers focus on securities that they believe have favorable prospects for current income, whether denominated in the U.S. dollar or in other currencies. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.


    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases may cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. Junk bonds are less sensitive to risk than are higher-quality bonds. Some of the securities purchased by the fund are not guaranteed by the U.S. Government. The agency or instrumentality issuing such security may default or otherwise be unable to honor a financial obligation.

    Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

    U.S. Government agency mortgage-backed securities provide a higher coupon at the time of purchase than current prevailing market interest rates. The fund may purchase such securities at a premium, which means that a faster principal prepayment rate than expected will reduce both the market value of and income from such securities.

    The prices of equity securities fluctuate in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

    The prices of foreign securities may be further affected by other factors including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND (CONTINUED)
--------------------------------------------------------------------------------

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    To the extent the fund holds cash or cash equivalents for risk management, the fund may not achieve its investment objective.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.


    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

    Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact that the Rule 12b-1 plan of Series II shares would have had if the Series II shares had then existed. Series I shares are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                          ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              --------
1996*..................................................................     9.92%
1997*..................................................................     9.12%
1998*..................................................................     3.32%
1999*..................................................................    -2.16%
2000*..................................................................     0.44%
2001*..................................................................     3.33%
2002*..................................................................     2.03%
2003...................................................................     9.02%
2004...................................................................     4.69%
2005...................................................................     [    ]%


* The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is March 14, 2002.


    During the periods shown in the bar chart, the highest quarterly return was [5.48% (quarter ended June 30, 1995)] and the lowest quarterly return was [-2.55% (quarter ended June 30, 2004)].

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.


AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------
                                                                SERIES I
                                                                 SHARES
(for the periods ended                                         INCEPTION
December 31, 2005)             1 YEAR  5 YEARS    10 YEARS        DATE
----------------------------------------------------------------------------
AIM V.I. Diversified Income
  Fund                           %        %           %          05/05/93(1)
Lehman Brothers U.S.
  Aggregate Bond Index(2,3)      %        %           %                --
Lehman Brothers U.S. Credit
  Index(3,4)                     %        %           %                --
Lipper BBB Rated Fund
  Index(3,5)                     %        %           %                --
----------------------------------------------------------------------------



[(1) The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is March 14, 2002.

(2) The Lehman Brothers U.S. Aggregate Bond Index measures the performance of U.S. investment-grade fixed rate bonds with components for government and corporate securities, mortgage pass-throughs and asset-backed securities of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The fund has also included the Lehman Brothers U.S. Credit Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper BBB Rated Fund Index (which may or may not include the fund) is included for comparison to a peer-group.
(3) The indices may not reflect payment of fees, expenses or taxes.
(4) The Lehman Brothers U.S. Credit Index consists of publicly issued U.S. Corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered.

(5) The Lipper BBB Rated Fund Index is an equally weighted representation of the 30 largest funds in the Lipper BBB Rated Funds category. The funds invest at least 65% of assets in corporate and government debt issues rated in the top four grades.]

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                               SERIES II SHARES
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                          N/A

Maximum Deferred
Sales Charge (Load)                                                  N/A
-------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
-------------------------------------------------------------------------------
(expenses that are deducted
from Series II share assets)                                   SERIES II SHARES
-------------------------------------------------------------------------------
Management Fees                                                          %

Rule (12b-1) Fees

Other Expenses

Total Annual Fund
Operating Expenses(2)
-------------------------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2005 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.


(2) The fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to [1.00%] of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and
    (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through June 30, 2006.]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund            $        $         $         $
--------------------------------------------------------------------------------

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

--------------------------------------------------------------------------------


The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:




  - You invest $10,000 in the fund and hold it for the entire 10 year period;
    and




  - Your investment has a 5% return before expenses each year.



There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates makes any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.


           SERIES II               YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)
Cumulative Return Before
  Expenses                                %               %            %            %            %
Cumulative Return After
  Expenses                                %               %            %            %            %
End of Year Balance              $               $            $            $            $
Estimated Annual Expenses        $               $            $            $            $
--------------------------------------------------------------------------------------------------

           SERIES II               YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)
Cumulative Return Before
  Expenses                                %            %            %            %            %
Cumulative Return After
  Expenses                                %            %            %            %            %
End of Year Balance              $            $            $            $            $
Estimated Annual Expenses        $            $            $            $            $
--------------------------------------------------------------------------------------------------



(1)Your actual expenses may be higher or lower than those shown above.



DISCLOSURE OF PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.



    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.



    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.



    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.



    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.


ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2005, the advisor received compensation of [0.60%] of average daily net assets.



    A discussion regarding the basis for the Board's approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve month period ended December 31, 2005.



PORTFOLIO MANAGER(S)


The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

- Jan H. Friedli (lead manager), Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. As the lead manager, Mr. Friedli generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Friedli may perform these functions, and the nature of these functions, may change from time to time.

- Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for various high yield (or non-investment grade) bond holdings in the fund since 2000 and has been otherwise associated with the fund since 1995. She has been associated with the advisor and/or its affiliates since 1992.

- Scot W. Johnson, Portfolio Manager, who has been responsible for various government and mortgage holdings in the fund since 2003 and has been associated with the advisor and/or its affiliates since 1994.


    They are assisted by the advisor's Taxable Investment Grade Bond and Taxable High Yield Team, which are comprised of portfolio managers, research analysts and other investment professionals. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the teams may change from time to time. More information on the teams including biographies of other members of

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

the teams, may be found on the advisor's website
(http://www.aiminvestments.com). The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and AIM have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.

    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the fund:


(1) trade activity monitoring; and


(2) the use of fair value pricing consistent with procedures approved by the Board.

    Each of these tools is described in more detail below.

    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

the AIM Affiliates will be able to detect or deter market timing by variable product owners.

    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the AIM Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.

    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent the fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.


    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and, semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.


    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS


The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions, if any, will consist of both ordinary income and capital gains.


CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.

    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

PAYMENTS TO INSURANCE COMPANIES

The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI, the distributor of the fund, or one or more of its corporate affiliates, may make additional cash revenue sharing payments to the insurance company or an affiliate in connection with promotion of the fund and certain other marketing support services. ADI makes these payments from its own resources.

    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits ADI receives when it makes these payments

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------


may include, among other things, adding the fund to the list of underlying investment options in insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The revenue sharing payments ADI makes may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold to the insurance company during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    ADI is motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the fund, as well as about fees and/or commissions it charges.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during each of the fiscal year (or period) indicated.


    The information for the fiscal year ended 2005 has been audited by [auditor], whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. [Auditor] was appointed by the Audit Committee of the Board as the fund's new independent registered public accounting firm. Such appointment was ratified and approved by the independent trustees of the Board. Information prior to fiscal year 2005 was audited by other public accountants.



                                                                                                     MARCH 14, 2002
                                                                         YEAR ENDED                   (DATE SALES
                                                                        DECEMBER 31,                 COMMENCED) TO
                                                              --------------------------------        DECEMBER 31,
                                                               2005         2004         2003             2002
                                                              ------       ------       ------       --------------
Net asset value, beginning of period                          $            $            $                $
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
===================================================================================================================
    Total from investment operations
===================================================================================================================
Less dividends from net investment income
===================================================================================================================
Net asset value, end of period                                $            $            $                $
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                                     %            %            %                %
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $            $            $                $
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets                             %            %            %                %
===================================================================================================================
Ratio of net investment income to average net assets                %            %            %                %
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate(e)                                          %            %            %                %
___________________________________________________________________________________________________________________
===================================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you wish to obtain free copies of the fund's current SAI, or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at

BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

BY TELEPHONE:          (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.


THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, HAVE ALSO
BEEN MADE AVAILABLE TO INSURANCE COMPANIES ISSUING VARIABLE PRODUCTS THAT INVEST IN THE FUND.
You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------------------
   AIM V.I. Diversified Income Fund Series II

   SEC 1940 Act file number: 811-07452

------------------------------------------------

AIMinvestments.com     VIDIN-PRO-2
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                          AIM V.I. DYNAMICS FUND

                                                                     PROSPECTUS
                                                                    MAY 1, 2006

Series I shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Dynamics Fund seeks long-term capital growth.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series I class shares (Series I shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                             ----------------------
                             AIM V.I. DYNAMICS FUND
                             ----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3
Performance Table                                    4
FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fees and Expenses of the Fund                        5
Expense Example                                      5
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        6
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     6
------------------------------------------------------
FUND MANAGEMENT                                      7
------------------------------------------------------
The Advisor                                          7
Advisor Compensation                                 7
Portfolio Manager(s)                                 8
OTHER INFORMATION                                    9
------------------------------------------------------
Purchase and Redemption of Shares                    9
Excessive Short-Term Trading Activity
  Disclosures                                        9
Trade Activity Monitoring                            9
Fair Value Pricing                                  10
Risks                                               10
Pricing of Shares                                   10
Taxes                                               11
Dividends and Distributions                         11
Share Classes                                       11
Payments to Insurance Companies                     11
FINANCIAL HIGHLIGHTS                                13
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.

    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                             ----------------------
                             AIM V.I. DYNAMICS FUND
                             ----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term capital growth. The fund normally invests at least 65% of its net assets in common stocks of mid-sized companies.

    The advisor actively manages the fund, focusing on mid-cap companies with high growth potential that also are favorably priced relative to the growth expectations for that company. The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell MidCap--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell MidCap Index measures the performance of the 800 companies with the lowest market capitalization in the Russell 1000--Registered Trademark--Index. The Russell 1000 Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. These companies are considered representative of medium sized companies.

    The advisor bases its selection of stocks for the fund on an analysis of individual companies. The investment process involves:

- Identifying medium-sized companies with sustainable revenue and earnings growth that have attractive stock price valuations relative to their projected growth rates;

- Applying fundamental research, including financial statement analysis and management visits to identify stocks of companies with large potential markets, cash-generating business models, improving balance sheets and solid management teams; and

- Using a variety of valuation techniques to determine target buy and sell prices and stock's valuation upside and downside potential.

    The resulting fund portfolio contains (1) "core holdings," which are industry leaders serving growing, non-cyclical markets whose performance tends to remain constant regardless of economic conditions; and (2)
"earnings-acceleration" holdings that are driven by near-term catalysts such as new products, improved processes, and/or specific economic conditions which may lead to rapid sales and earnings growth.

    The advisor strives to control the fund's volatility and risk by diversifying fund holdings across sectors and also by building a portfolio of 100 to 120 stocks with approximately equal weights.

    The advisor considers selling or reducing its holdings in a stock if:

    (1) It no longer meets the investment criteria;

    (2) A company's fundamentals deteriorate;

    (3) A stock's price reaches our valuation target;

    (4) A company moves into the large capitalization range; and/or

    (5) A more attractive investment option is identified.

    For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

As an individual investor, you have a risk that you could lose all or a portion of your investment in the fund. Your individual risk is directly related to the risk to which the fund is exposed as a result of its investing activities. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests.

    The prices of securities in which the fund invests change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The primary risks that could affect the fund's performance are described in this section.

    Investment Style Risk--Because the fund is a growth style fund, it is subject to risks associated with investment styles. Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential.
Growth-oriented funds typically will underperform value-oriented funds when investment sentiment favors the value investing style.

    Sector Risk--At any given time, the fund may be subject to sector risk. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The fund is not limited with respect to sectors in which it can invest. If the advisor allocates more of the fund's portfolio holdings to a particular economic sector, the fund's overall performance will be more susceptible to the economic, business, or other developments which generally affect the sector.

    Mid-Size Issuer Risk--Investments in mid-size companies carry greater risk than investments in larger, more established companies. Developing companies generally face intense competition and have a higher rate of failure than large companies. In general, the securities of mid-size companies are more volatile than those of large companies.

                             ----------------------
                             AIM V.I. DYNAMICS FUND
                             ----------------------


    Market Risk--Equity stock prices vary and may fall, thus reducing the value of the fund's investments. Certain stocks selected for the fund's portfolio may decline in value more than the overall stock market.

    Liquidity Risk--The fund's portfolio is liquid if the fund is able to sell the securities it owns at a fair price within a reasonable time, liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

    Derivatives Risk--A derivative is a financial instrument whose value is "derived", in some manner, from the price of another security, index, asset, or rate. Derivatives include options contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market prices fluctuations than others. Also, derivatives are subject to counterparty risk, described below.

    Counterparty Risk--This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the fund.

    Foreign Securities Risk--Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks.

- Currency Risk--A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the fund's investment in a security valued in the foreign currency, or based on that currency value.

- Political Risk--Political actions, events, and instability may affect the value of a security.

- Regulatory Risk--Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

- Diplomatic Risk--A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

    Risk Resulting From Lack of Timely Information--Timely information about a security or its issuers may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

    You should also be aware that to the extent the fund holds cash or cash equivalents rather than equity securities for risk management purposes, the fund may not achieve its investment objective.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                             ----------------------
                             AIM V.I. DYNAMICS FUND
                             ----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1998...................................................................   19.35%
1999...................................................................   55.60%
2000...................................................................   -3.55%
2001...................................................................  -31.14%
2002...................................................................  -31.90%
2003...................................................................   37.82%
2004...................................................................   13.34%
2005...................................................................    [  %]


    During the periods shown in the bar chart, the highest quarterly return was [33.23%] (quarter ended [December 31, 1999]) and the lowest quarterly return was [-34.19%] (quarter ended [September 30, 2001]).

                             ----------------------
                             AIM V.I. DYNAMICS FUND
                             ----------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------
(for the periods ended                                         SINCE
December 31, 2005)                       1 YEAR    5 YEARS   INCEPTION
--------------------------------------------------------------------------
AIM V.I. Dynamics Fund(1)                     %          %            %(2)
S&P 500 Index(3,4)                            %          %            %(2)
Russell Midcap--Registered Trademark--
  Growth Index(4,5)                           %          %            %(2)
Lipper Mid-Cap Growth Fund Index(4,6)         %          %            %(2)
--------------------------------------------------------------------------

(1) For periods to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Total return figures include reinvested dividends and capital gain distributions and the effect of the fund's expenses.
(2) The fund commenced investment operations on August 22, 1997. Index comparison begins on August 31, 1997.
(3) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Russell Midcap--Registered Trademark-- Growth Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Mid-Cap Growth Fund Index (which may or may not include the fund) is included for comparison to a peer-group.
(4) The indices may not reflect payment of fees, expenses or taxes.
(5) The Russell Midcap--Registered Trademark-- Growth Index measures the performance of those securities in the Russell Midcap--Registered Trademark-- Index with a higher than average growth forecast.
(6) The Lipper Mid-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Mid-Cap Growth category. These funds, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-Cap Growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three year sales-per-share growth value, compared to the S&P MidCap 400 Index.

                             ----------------------
                             AIM V.I. DYNAMICS FUND
                             ----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                 SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                            N/A

Maximum Deferred
Sales Charge (Load)                                                    N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."

ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from Series I share assets)                                      SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees

Other Expenses

Total Annual Fund Operating Expenses

Fee Waiver(2,3)

Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------

[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2005 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vii) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through April 30, 2006.
(3) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management--Advisor Compensation".)]

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the funds with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES I SHARES                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------
AIM V.I. Dynamics Fund                        $        $         $         $
----------------------------------------------------------------------------------

                             ----------------------
                             AIM V.I. DYNAMICS FUND
                             ----------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

  - You invest $10,000 in the fund and hold it for the entire 10 year period;
    and

  - Your investment has a 5% return before expenses each year.



    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates makes any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

           SERIES I                YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                   %               %            %            %            %
Cumulative Return Before
  Expenses                                %               %            %            %            %
Cumulative Return After
  Expenses                                %               %            %            %            %
End of Year Balance              $               $            $            $            $
Estimated Annual Expenses        $               $            $            $            $
--------------------------------------------------------------------------------------------------

           SERIES I                YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)                   %            %            %            %            %
Cumulative Return Before
  Expenses                                %            %            %            %            %
Cumulative Return After
  Expenses                                %            %            %            %            %
End of Year Balance              $            $            $            $            $
Estimated Annual Expenses        $            $            $            $            $
--------------------------------------------------------------------------------------------------

(1) Your annual expenses may be higher or lower than these shown.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                             ----------------------
                             AIM V.I. DYNAMICS FUND
                             ----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 2005, the advisor received
compensation of      % of average daily net assets. The annual management fee
payable to the investment advisor pursuant to the investment advisory agreement was 0.75% of average daily net assets, based on net asset levels. AIM has contractually agreed to advisory fee waivers for the period January 1, 2005 to June 30, 2006. The advisor will waive advisory fees to the extent necessary so that the advisory fee payable does not exceed the advisory fee rates after January 1, 2005. Following are the advisory fee rates before and after January 1, 2005.

       ADVISORY FEE RATES BEFORE                  ADVISORY FEE RATES AFTER
         JANUARY 1, 2005 WAIVER                    JANUARY 1, 2005 WAIVER
----------------------------------------------------------------------------------
       0.75% of average daily net assets          0.745% of the first $250 million
                                                    0.73% of the next $250 million
                                                   0.715% of the next $500 million
                                                    0.70% of the next $1.5 billion
                                                   0.685% of the next $2.5 billion
                                                    0.67% of the next $2.5 billion
                                                   0.655% of the next $2.5 billion
                                              0.64% of the excess over $10 billion


    A discussion regarding the basis for the Board of Trustees' (the Board) approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve month period ended December 31, 2005.

                             ----------------------
                             AIM V.I. DYNAMICS FUND
                             ----------------------

PORTFOLIO MANAGER(S)

The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

- Paul J. Rasplicka (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1994. As the lead manager, Mr. Rasplicka generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Rasplicka may perform these functions, and the nature of these functions, may change from time to time.

- Karl Farmer, Portfolio manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 1998.
They are assisted by the advisor's Mid Cap Growth and GARP (growth at a reasonable price) Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the teams may change from time to time. More information on the teams, including biographies of other members of the teams, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

                             ----------------------
                             AIM V.I. DYNAMICS FUND
                             ----------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and AIM have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.

    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the fund:


(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

    Each of these tools is described in more detail below.

    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.

    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.

                             ----------------------
                             AIM V.I. DYNAMICS FUND
                             ----------------------

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the AIM Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities--Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.

    Foreign Securities--If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign
                                        10

                             ----------------------
                             AIM V.I. DYNAMICS FUND
                             ----------------------

securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities--Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board of Trustees.

    Short-term Securities--The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    Futures and Options--Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds--To the extent the fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.

    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions, if any, will consist of both ordinary income and capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.

    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

PAYMENTS TO INSURANCE COMPANIES

ADI, the distributor of the fund, or one or more of its corporate affiliates, may make cash revenue sharing payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the fund and certain other marketing support services. ADI makes these payments from its own resources.

    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits ADI receives when it makes these payments may include, among other things, adding the fund to the list of underlying investment options in insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The revenue sharing payments ADI makes may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold to the insurance company during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.

    ADI is motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the fund with respect to those assets.

                             ----------------------
                             AIM V.I. DYNAMICS FUND
                             ----------------------


    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the fund, as well as about fees and/or commissions it charges.

                             ----------------------
                             AIM V.I. DYNAMICS FUND
                             ----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal years (or period) indicated.

    This information has been audited by [auditors' name], independent registered public accountants, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                2005           2004        2003        2002        2001
                                                              --------       --------    --------    --------    --------
Net asset value, beginning of period                          $              $           $           $           $
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                                                               (a)         (a)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
=========================================================================================================================
    Total from investment operations
=========================================================================================================================
Less distributions from net realized gains                                         --          --          --          --
=========================================================================================================================
Net asset value, end of period                                $              $           $           $           $
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                       %              %           %           %           %
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $              $           $           $           $
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets                               %              %(c)         %(d)         %         %
=========================================================================================================================
Ratio of net investment income (loss) to average net assets                          %(c)         %          %           %
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                               %              %           %           %           %
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.08), $(0.06) and $(0.03) for the years ended December 31, 2002, 2001 and 2000, respectively.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are based on average daily net assets of $137,611,312.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.15% for the year ended December 31, 2003.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at

BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

BY TELEPHONE:          (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.

The fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the fund.

You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------------
   AIM V.I. Dynamics Fund Series I
   SEC 1940 Act file number: 811-07452
----------------------------------------------

AIMinvestments.com     I-VIDYN-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                          AIM V.I. DYNAMICS FUND

                                                                     PROSPECTUS
                                                                    MAY 1, 2006

Series II shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Dynamics Fund seeks long-term capital growth.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series II class shares (Series II shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                            -----------------------
                             AIM V.I. DYNAMICS FUND
                            -----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3
Performance Table                                    4

FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fees and Expenses of the Fund                        5
Expense Example                                      5
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        6
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     6
------------------------------------------------------
FUND MANAGEMENT                                      7
------------------------------------------------------
The Advisor                                          7
Advisor Compensation                                 7
Portfolio Manager(s)                                 7
OTHER INFORMATION                                    9
------------------------------------------------------
Purchase and Redemption of Shares                    9
Excessive Short-Term Trading Activity
  Disclosure                                         9
Trading Activity Monitoring                          9
Fair Value Pricing                                  10
Risks                                               10
Pricing of Shares                                   10
Taxes                                               11
Dividends and Distributions                         11
Share Classes                                       11
Distribution Plan                                   11
Payments to Insurance Companies                     11
FINANCIAL HIGHLIGHTS                                13
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.

    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                            -----------------------
                             AIM V.I. DYNAMICS FUND
                            -----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term capital growth. The fund normally invests at least 65% of its net assets in common stocks of mid-size companies.

    The advisor actively manages the fund, focusing on mid-cap companies with high growth potential that also are favorably priced relative to the growth expectations for that company. The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell MidCap(R) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell MidCap Index measures the performance of the 800 companies with the lowest market capitalization in the Russell 1000(R) Index. The Russell 1000 Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000(R) Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. These companies are considered representative of medium-sized companies.

    The advisor bases its selection of stocks for the fund on an analysis of individual companies. The investment process involves:

- Identifying medium-sized companies with sustainable revenue and earnings growth that have attractive stock price valuations relative to their projected growth rates;

- Applying fundamental research, including financial statement analysis and management visits to identify stocks of companies with large potential markets, cash-generating business models, improving balance sheets and solid management teams; and

- Using a variety of valuation techniques to determine target buy and sell prices and a stock's valuation upside and downside potential.

    The resulting fund portfolio contains (1) "core holdings," which are industry leaders serving growing, non-cyclical markets whose performance tends to remain constant regardless of economic conditions; and (2)
"earnings-acceleration" holdings that are driven by near-term catalysts such as new products, improved processes, and/ or specific economic conditions which may lead to rapid sales and earnings growth.

    The advisor strives to control the fund's volatility and risk by diversifying fund holdings across sectors and also by building a portfolio of 100 to 120 stocks with approximately equal weights.

    The advisor considers selling or reducing its holdings in a stock if:

    (1) It no longer meets the investment criteria;

    (2) A company's fundamentals deteriorate;

    (3) A stock's price reaches our valuation target;

    (4) A company moves into the large capitalization range; and/or

    (5) A more attractive investment option is identified.

    For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

As an individual investor, you have a risk that you could lose all or a portion of your investment in the fund. Your individual risk is directly related to the risk to which the fund is exposed as a result of its investing activities. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests.

    The prices of securities in which the fund invests change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The primary risks that could affect the fund's performance are described in this section.

    Investment Style Risk--Because the fund is a growth style fund, it is subject to risks associated with investment styles. Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential.
Growth-oriented funds typically will underperform value-oriented funds when investment sentiment favors the value investing style.

    Sector Risk--At any given time, the fund may be subject to sector risk. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The fund is not limited with respect to sectors in which it can invest. If the advisor allocates more of the fund's portfolio holdings to a particular economic sector, the fund's overall performance will be more susceptible to the economic, business, or other developments which generally affect that sector.

    Mid-Size Issuer Risk--Investments in mid-size companies carry greater risk than investments in larger, more established companies.
Developing companies generally face intense competition and have a higher rate of failure than large companies. In general, the securities of mid-size companies are more volatile than those of large companies.

                            -----------------------
                             AIM V.I. DYNAMICS FUND
                            -----------------------


    Market Risk--Equity stock prices vary and may fall, thus reducing the value of the fund's investments. Certain stocks selected for the fund's portfolio may decline in value more than the overall stock market.

    Liquidity Risk--The fund's portfolio is liquid if the fund is able lo sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

    Derivatives Risk--A derivative is a financial instrument whose value is "derived", in some manner, from the price of another security, index, asset, or rate. Derivatives include options contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market prices fluctuations than others. Also, derivatives are subject to counterparty risk, described below.

    Counterparty Risk--This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the fund.

    Foreign Securities Risk--Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks.

- Currency Risk--A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the fund's investment in a security valued in the foreign currency, or based on that currency value.

- Political Risk--Political actions, events, and instability may affect the value of a security.

- Regulatory Risk--Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

- Diplomatic Risk--A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

    Risk Resulting From Lack of Timely Information--Timely information about a security or its issuers may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

    Yon should also be aware that to the extent the fund holds cash or cash equivalents rather than equity securities for risk management purposes, the fund may not achieve its investment objective.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                            -----------------------
                             AIM V.I. DYNAMICS FUND
                            -----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

    Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact that the Rule 12b-1 plan of Series II shares would have had if the Series II shares had then existed. Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.

                              (PERFORMANCE GRAPH)

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1998*..................................................................   19.05%
1999*..................................................................   55.21%
2000*..................................................................   -3.79%
2001*..................................................................  -31.31%
2002*..................................................................  -32.07%
2003...................................................................   37.48%
2004...................................................................   13.07%
2005...................................................................  [    %]

* The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is April 30, 2004.

    During the periods shown in the bar chart, the highest quarterly return was [33.15%] (quarter ended [December 31, 1999]) and the lowest quarterly return was [-34.23%] (quarter ended [September 30, 2001]).

                            -----------------------
                             AIM V.I. DYNAMICS FUND
                            -----------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------
(for the periods ended                                         SINCE
December 31, 2005)                        1 YEAR  5 YEARS    INCEPTION
------------------------------------------------------------------------
AIM V.I. Dynamics Fund(1)                   %        %         %(2)
S&P 500 Index(3,4)                          %        %         %(2)
Russell Midcap(R) Growth Index(4,5)         %        %         %(2)
Lipper Mid-Cap Growth Fund Index(4,6)       %        %         %(2)
------------------------------------------------------------------------

(1) The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the predecessor fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is April 30, 2004. For periods to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Total return figures include reinvested dividends and capital gain distributions and the effect of the fund's expenses.
(2) Series I shares of the fund commenced investment operations on August 22, 1997. Index comparison begins on August 31, 1997.
(3) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Russell Midcap--Registered Trademark-- Growth Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Mid-Cap Growth Fund Index (which may or may not include the Fund) is included for comparison to a peer-group.
(4) The indices may not reflect payment of fees, expenses or taxes.
(5) The Russell Midcap--Registered Trademark-- Growth Index measures the performance of those securities in the Russell Midcap--Registered Trademark-- Index with a higher than average growth forecast.
(6) The Lipper Mid-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Mid-Cap Growth category. These funds, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-Cap Growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three year sales-per-share growth value, compared to the S&P MidCap 400 Index.

                            -----------------------
                             AIM V.I. DYNAMICS FUND
                            -----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                SERIES II SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                           N/A

Maximum Deferred
Sales Charge (Load)                                                   N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."

ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from Series II share assets)                                    SERIES II SHARES
--------------------------------------------------------------------------------
Management Fees

Rule 12b-1 Fees

Other Expenses(2)

Total Annual Fund Operating Expenses

Fee Waiver(3,4)

Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------

[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2005 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
(2) Other Expenses are based on estimated amounts for the current fiscal year.
(3) The fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily net assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above:
    (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and
    (vii) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through April 30, 2006.
(4) Effective January 1, 2005 through June 30, 2006, the advisor contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management--Advisor Compensation".)]

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Dynamics
Fund                                        $        $         $         $
--------------------------------------------------------------------------------

                            -----------------------
                             AIM V.I. DYNAMICS FUND
                            -----------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

  - You invest $10,000 in the fund and hold it for the entire 10 year period;
    and

  - Your investment has a 5% return before expenses each year.



    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates makes any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

           SERIES II               YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                   %               %            %            %            %
Cumulative Return Before
  Expenses                                %               %            %            %            %
Cumulative Return After
  Expenses                                %               %            %            %            %
End of Year Balance              $               $            $            $            $
Estimated Annual Expenses        $               $            $            $            $
--------------------------------------------------------------------------------------------------

           SERIES II               YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)                   %            %            %            %            %
Cumulative Return Before
  Expenses                                %            %            %            %            %
Cumulative Return After
  Expenses                                %            %            %            %            %
End of Year Balance              $            $            $            $            $
Estimated Annual Expenses        $            $            $            $            $
--------------------------------------------------------------------------------------------------

(1) Your annual expenses may be higher or lower than those shown.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                            -----------------------
                             AIM V.I. DYNAMICS FUND
                            -----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 2005, the advisor received
compensation of      % of average daily net assets. The annual management fee
payable to the investment advisor pursuant to the investment advisory agreement was 0.75% of average daily net assets, based on net asset levels. AIM has contractually agreed to advisory fee waivers for the period January 1, 2005 to June 30, 2006. The advisor will waive advisory fees to the extent necessary so that the advisory fee payable does not exceed the advisory fee rates after January 1, 2005. Following are the advisory fee rates before and after January 1, 2005.

       ADVISORY FEE RATES BEFORE                   ADVISORY FEE RATES AFTER
         JANUARY 1, 2005 WAIVER                     JANUARY 1, 2005 WAIVER
-----------------------------------------------------------------------------------
       0.75% of average daily net assets           0.745% of the first $250 million
                                                     0.73% of the next $250 million
                                                    0.715% of the next $500 million
                                                     0.70% of the next $1.5 billion
                                                    0.685% of the next $2.5 billion
                                                     0.67% of the next $2.5 billion
                                                    0.655% of the next $2.5 billion
                                               0.64% of the excess over $10 billion


    A discussion regarding the basis for the Board of Trustees' (the Board) approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve month period ended December 31, 2005.

PORTFOLIO MANAGER(S)

The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

- Paul J. Rasplicka (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1994. As the lead manager, Mr. Rasplicka generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Rasplicka may perform these functions, and the nature of these functions, may change from time to time.

                            -----------------------
                             AIM V.I. DYNAMICS FUND
                            -----------------------

- Karl Farmer, Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 1998.

    They are assisted by the advisor's Mid Cap Growth and GARP (growth at a reasonable price) Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the teams may change from time to time. More information on the teams, including biographies of other members of the teams, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

                            -----------------------
                             AIM V.I. DYNAMICS FUND
                            -----------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and AIM have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.

    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the fund:


(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

    Each of these tools is described in more detail below.

    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.

    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.

                            -----------------------
                             AIM V.I. DYNAMICS FUND
                            -----------------------

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the AIM Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities--Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.

    Foreign Securities--If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign

                            -----------------------
                             AIM V.I. DYNAMICS FUND
                            -----------------------

securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities--Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.

    Short-term Securities--The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    Futures and Options--Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds--To the extent the fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.

    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions, if any, will consist of both ordinary income and capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.

    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

PAYMENTS TO INSURANCE COMPANIES

The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI, the distributor of the fund, or one or more of its corporate affiliates, may make additional cash revenue sharing payments to the insurance company or an affiliate in connection with promotion of the fund and certain other marketing support services. ADI makes these payments from its own resources.

    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits ADI receives when it makes these payments may include, among other things, adding the fund to the list of underlying investment options in insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The revenue sharing payments ADI makes may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold to the insurance company during the particular period. Such payments also may be

                            -----------------------
                             AIM V.I. DYNAMICS FUND
                            -----------------------

calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.

    ADI is motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the fund, as well as about fees and/or commissions it charges.

                            -----------------------
                             AIM V.I. DYNAMICS FUND
                            -----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal year (or period) indicated.

    This information has been audited by [auditors' name], independent registered public accountants, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                 APRIL 30, 2004
                                                                                  (DATE SALES
                                                               YEAR ENDED        COMMENCED) TO
                                                              DECEMBER 31,        DECEMBER 31,
                                                                  2005                2004
                                                              ------------       --------------
Net asset value, beginning of period                                                $
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)
===============================================================================================
    Total from investment operations
===============================================================================================
Net asset value, end of period                                                      $
_______________________________________________________________________________________________
===============================================================================================
Total return(a)                                                                            %
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                            $
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets                                                    %(b)
===============================================================================================
Ratio of net investment income (loss) to average net assets                                %(b)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(c)                                                                 %
_______________________________________________________________________________________________
===============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b) Ratios are annualized and based on average daily net assets of $10,038.
(c) Not annualized for periods less than one year.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at

BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

BY TELEPHONE:          (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.

The fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the fund.

You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------------------
   AIM V.I. Dynamics Fund Series II
   SEC 1940 Act file number: 811-07452
-----------------------------------------------

AIMinvestments.com     I-VIDYN-PRO-2

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                AIM V.I. FINANCIAL SERVICES FUND

                                                                     PROSPECTUS
                                                                    MAY 1, 2006

Series I shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Financial Services Fund seeks capital growth.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series I class shares (Series I shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                        --------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        --------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT GOALS, STRATEGIES, AND RISKS              1
------------------------------------------------------
INVESTMENT RISKS                                     2
------------------------------------------------------
PRINCIPAL RISKS ASSOCIATED WITH THE FUND             2
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3
Performance Table                                    4
FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fees and Expenses of the Fund                        5
Expense Example                                      5
------------------------------------------------------
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        6
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     6
------------------------------------------------------
FUND MANAGEMENT                                      7
------------------------------------------------------
The Advisor                                          7
Advisor Compensation                                 7
Portfolio Manager(s)                                 7
OTHER INFORMATION                                    8
------------------------------------------------------
Purchase and Redemption of Shares                    8
Excessive Short-Term Trading Activity
  Disclosures                                        8
Trade Activity Monitoring                            8
Fair Value Pricing                                   9
Risks                                                9
Pricing of Shares                                    9
Taxes                                               10
Dividends and Distributions                         10
Share Classes                                       10
Payments to Insurance Companies                     10
FINANCIAL HIGHLIGHTS                                12
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.

    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                        --------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        --------------------------------

INVESTMENT GOALS, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

The fund seeks capital growth. It is actively managed. The fund invests primarily in equity securities that the advisor believes will rise in price faster than other securities, as well as in options and other instruments whose values are based upon the values of equity securities.

    The fund normally invests at least 80% of its nets assets in the equity securities and equity-related instruments of companies involved in the financial services sector. These companies include, but are not limited to, banks (regional and money-centers), insurance companies (life, property and casualty, and multiline), investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies), and suppliers to financial services companies. At any given time, 20% of the fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in the financial services sector, a company must meet a least one of the following tests:

- At least 50% of its gross income or its net sales must come from activities in the financial services sector;

- At least 50% of its assets must be devoted to producing revenues from the financial services sector; or

- Based on other available information, we determine that its primary business is within the financial services sector.

    The fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

    The advisor uses a "bottom up" investment approach to create the fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the fund emphasizes companies that the advisor believes are strongly managed and will generate above-average long-term capital appreciation.

    We place a greater emphasis on companies that are increasing their revenue streams along with their earnings. We seek companies that we believe can grow their revenues and earnings in a variety of interest rate environments--although securities prices of financial services companies generally are interest rate sensitive. We seek companies with successful sales and marketing cultures that leverage technologies in their operations and distribution. We adjust portfolio weightings depending on current economic conditions and relative valuations of securities.

    As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in the fund tend to go up and down more rapidly.

    This sector generally is subject to extensive government regulation, which may change frequently. In addition, the profitability of businesses in these industries depends heavily upon the availability and cost of money, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of these industries.

    The fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, and lack of timely information risks. These risks are described and discussed later in this Prospectus under the headings "Investment Risks" and Principal Risks Associated with the Fund."

    When securities markets or economic conditions are unfavorable or unsettled, the advisor might try to protect the assets of the fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the fund. The advisor has the right to invest up to 100% of the fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the fund's performance could be comparatively lower if it concentrates in defensive holdings.

INVESTMENT RISKS
--------------------------------------------------------------------------------

You should determine the level of risk with which you are comfortable before you allocate contract values to the fund. The principal risks of any mutual fund, including the fund, are:

- Not Insured--Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

- No Guarantee--No mutual fund can guarantee that it will meet its investment objectives.

- Possible Loss of Investment--A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the fund will not reimburse you for any of these losses.

- Volatility--The price of the fund shares will increase or decrease with changes in the value of the fund's underlying investments.

                        --------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        --------------------------------

PRINCIPAL RISKS ASSOCIATED WITH THE FUND
--------------------------------------------------------------------------------

You should consider the special risk factors discussed below associated with the fund's policies in determining the appropriateness of allocating your contract values to the fund. See the Statement of Additional Information for a discussion of additional factors.

MARKET RISK

Equity stock prices vary and may fall, thus reducing the value of the fund's investments. Certain stocks selected for the fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.

FOREIGN SECURITIES RISKS

Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks.

- Currency Risk--A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the fund's investment in a security valued in the foreign currency, or based on that currency value.

- Political Risk--Political actions, events, or instability may result in unfavorable changes in the value of a security.

- Regulatory Risk--Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

- Diplomatic Risk--A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

LIQUIDITY RISK

The fund's portfolio is liquid if the fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

DERIVATIVES RISK

A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.

    Options are a common type of derivative that a fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. The use of options may increase the performance of the fund, but also may increase market risk. Other types of derivatives include futures, swaps, caps, floors, and collars.

COUNTERPARTY RISK

This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the fund.

LACK OF TIMELY INFORMATION RISK

Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. The risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

    An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

                        --------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        --------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2000...................................................................   24.80%
2001...................................................................   -9.88%
2002...................................................................  -14.90%
2003...................................................................   29.58%
2004...................................................................    8.68%
2005...................................................................    [    ]%


    During the periods shown in the bar chart, the highest quarterly return was 22.11% (quarter ended [September 30, 2000]) and the lowest quarterly return was [-15.56%] (quarter ended [September 30, 2002]).

                        --------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        --------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------
(for the periods ended                                                SINCE
December 31, 2005)                              1 YEAR    5 YEARS   INCEPTION
---------------------------------------------------------------------------------
AIM V.I. Financial Services Fund(1)                --%        --%           --%(2)
S&P 500 Index(3,4)                                 --%        --%           --%(2)
S&P 500 Financials Index(4,5)                      --%        --%           --%(2)
Lipper Financial Services Fund Index(4,6)          --%        --%           --%(2)
---------------------------------------------------------------------------------

(1) For periods to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Total return figures include reinvested dividends and capital gain distributions and the effect of the fund's expenses.
(2) The fund commenced investment operations on September 20, 1999. Index comparisons begin on September 30, 1999.
(3) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Standard & Poor's 500 Financials Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Financial Services Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(4) The indices may not reflect payment of fees, expenses or taxes.
(5) The Standard & Poor's 500 Financials Index is a market capitalization weighted index of companies involved in activities such as banking, consumer finance, investment banking and brokerage, asset management, insurance and investment, and real estate, including REITs.
(6) The Lipper Financial Services Fund Index is an equally weighted representation of the 10 largest funds within the Lipper Financial Services category. These funds invest at least 65% of their portfolios in equity securities of companies engaged in providing financial services.

                        --------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        --------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                 SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                            N/A

Maximum Deferred
Sales Charge (Load)                                                    N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."

ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from Series I share assets)                                      SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees                                                           [%]

Other Expenses                                                            []

Total Annual Fund Operating Expenses                                      []
--------------------------------------------------------------------------------

[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2005 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vii) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through April 30, 2006.]

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the funds with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES I SHARES                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------
AIM V.I. Financial Services Fund              $ --     $ --      $ --       $ --
----------------------------------------------------------------------------------

                        --------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        --------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

  - You invest $10,000 in the fund and hold it for the entire 10 year period;
    and



  - Your investment has a 5% return before expenses each year.



There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates makes any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

           SERIES I                YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                   %               %            %            %            %
Cumulative Return Before
  Expenses                                %               %            %            %            %
Cumulative Return After
  Expenses                                %               %            %            %            %
End of Year Balance              $               $            $            $            $
Estimated Annual Expenses        $               $            $            $            $
--------------------------------------------------------------------------------------------------

           SERIES I                YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)                   %            %            %            %            %
Cumulative Return Before
  Expenses                                %            %            %            %            %
Cumulative Return After
  Expenses                                %            %            %            %            %
End of Year Balance              $            $            $            $            $
Estimated Annual Expenses        $            $            $            $            $
--------------------------------------------------------------------------------------------------

(1) Your annual expenses may be higher or lower than those shown.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                        --------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        --------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 2005, the advisor received
compensation of      % of average daily net assets.

    A discussion regarding the basis for the Board of Trustees' (the Board) approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve month period ended December 31, 2005.

PORTFOLIO MANAGER(S)

The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

- Michael J. Simon (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager with Luther King Capital Management. As the lead manager, Mr. Simon generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Simon may perform these functions, and the nature of these functions, may change from time to time.

- Meggan M. Walsh, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1991.

    They are assisted by the advisor's Basic Value and Diversified Dividend Teams, which are comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the teams may change from time to time. More information on the teams, including biographies of other members of the teams, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

                        --------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        --------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and AIM have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.

    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the fund:

(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.

    Each of these tools is described in more detail below.

    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.

    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.

                        --------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        --------------------------------

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the AIM Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund,

                        --------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        --------------------------------

the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board of Trustees.

    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent the fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.

    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions, if any, will consist of both ordinary income and capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.

    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

PAYMENTS TO INSURANCE COMPANIES

ADI, the distributor of the fund, or one or more of its corporate affiliates, may make cash revenue sharing payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the fund and certain other marketing support services. ADI makes these payments from its own resources.

    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits ADI receives when it makes these payments may include, among other things, adding the fund to the list of underlying investment options in insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The revenue sharing payments ADI makes may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold to the insurance company during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.

    ADI is motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the fund with respect to those assets.

                        --------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        --------------------------------


    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the fund, as well as about fees and/or commissions it charges.

                        --------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        --------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal years (or period) indicated.

    This information has been audited by [auditors' name], independent registered public accountants, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                2005           2004        2003        2002        2001
Net asset value, beginning of period                                         $           $           $           $
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
=========================================================================================================================
    Total from investment operations
=========================================================================================================================
Less distributions:
  Dividends from net investment income
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
=========================================================================================================================
    Total distributions
=========================================================================================================================
Net asset value, end of period                                               $           $           $           $
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                                      %           %           %           %
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                     $           $           $           $
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets                                              %           %           %           %
=========================================================================================================================
Ratio of net investment income (loss) to average net assets                          %           %           %           %
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                                              %           %           %           %
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholders transactions. Total returns do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b) Ratios are based on average daily net assets of $211,861,725.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at

BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

BY TELEPHONE:          (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.


THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, HAVE ALSO
BEEN MADE AVAILABLE TO INSURANCE COMPANIES ISSUING VARIABLE PRODUCTS THAT INVEST IN THE FUND.

You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------------
   AIM V.I. Financial Services Fund Series I
   SEC 1940 Act file number: 811-07452
----------------------------------------------

AIMinvestments.com     I-VIFSE-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                AIM V.I. FINANCIAL SERVICES FUND

                                                                     PROSPECTUS
                                                                    MAY 1, 2006

Series II shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Financial Services Fund seeks capital growth.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series II class shares (Series II shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                        -------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        -------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT GOALS, STRATEGIES, AND RISKS              1
------------------------------------------------------
INVESTMENT RISKS                                     2
------------------------------------------------------
PRINCIPAL RISKS ASSOCIATED WITH THE FUND             2
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3

Performance Table                                    4

FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fees and Expenses of the Fund                        5

Expense Example                                      5

HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        6
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     6
------------------------------------------------------
FUND MANAGEMENT                                      7
------------------------------------------------------
The Advisor                                          7

Advisor Compensation                                 7

Portfolio Manager(s)                                 7

OTHER INFORMATION                                    8
------------------------------------------------------
Purchase and Redemption of Shares                    8

Excessive Short-Term Trading Activity
  Disclosures                                        8

Trading Activity Monitoring                          8

Fair Value Pricing                                   9

Risks                                                9

Pricing of Shares                                    9

Taxes                                               10

Dividends and Distributions                         10

Share Classes                                       10

Distribution Plan                                   10

Payments to Insurance Companies                     10

FINANCIAL HIGHLIGHTS                                12
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.

    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                        -------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        -------------------------------

INVESTMENT GOALS, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

The fund seeks capital growth. It is actively managed. The fund invests primarily in equity securities that the advisor believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

    The fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector. These companies include, but are not limited to, banks (regional and money-centers), insurance companies, (life, property and casualty, and multiline), investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies), and suppliers to financial services companies. At any given time, 20% of the fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in the financial services sector, a company must meet at least one of the following tests:

  - At least 50% of its gross income or its net sales must come from activities in the financial services sector;

  - At least 50% of its assets must be devoted to producing revenues from the financial services sector; or

  - Based on other available information, we determine that its primary business is within the financial services sector.

    The fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

    The advisor uses a research-oriented "bottom up" investment approach to create the fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the fund emphasizes companies that the advisor believes are strongly managed and will generate above-average long-term capital appreciation.

    We place a greater emphasis on companies that are increasing their revenue streams along with their earnings. We seek companies that we believe can grow their revenues and earnings in a variety of interest rate environments--although securities prices of financial services companies generally are interest rate sensitive. We seek companies with successful sales and marketing cultures that leverage technologies in their operations and distribution. We adjust portfolio weightings depending on current economic conditions and relative valuations of securities.

    As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in the fund tend to go up and down more rapidly.

    This sector generally is subject to extensive government regulation, which may change frequently. In addition, the profitability of businesses in these industries depends heavily upon the availability and cost of money, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of these industries.

    The fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, and lack of timely information risks. These risks are described and discussed later in this Prospectus under the headings "Investment Risks" and "Principal Risks Associated with the Fund."

    When securities markets or economic conditions are unfavorable or unsettled, the Advisor might try to protect the assets of the fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the fund. The advisor has the right to invest up to 100% of the fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the fund's performance could be comparatively lower if it concentrates in defensive holdings.

INVESTMENT RISKS
--------------------------------------------------------------------------------

You should determine the level of risk with which you are comfortable before you allocate contract values to the fund. The principal risks of any mutual fund, including the fund, are:

- Not insured--Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

- No guarantee--No mutual fund can guarantee that it will meet its investment objectives.

- Possible loss of investment--A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the fund will not reimburse you for any of these losses.

- Volatility--The price of fund shares will increase or decrease with changes in the value of the fund's underlying investments and changes in the equity markets as a whole.

                        -------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        -------------------------------

PRINCIPAL RISKS ASSOCIATED WITH THE FUND
--------------------------------------------------------------------------------

You should consider the special risk factors discussed below associated with the fund's policies in determining the appropriateness of allocating your contract values to the fund. See the Statement of Additional Information for a discussion of additional risk factors.

MARKET RISK

Equity stock prices vary and may fall, thus reducing the value of the fund's investments. Certain stocks selected for the fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-sized companies or large companies.

FOREIGN SECURITIES RISKS

Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks.

- Currency risk--A change in the exchange rate between U.S. dollars and foreign currency may reduce the value of the fund's investment in a security valued in the foreign currency, or based on that currency value.

- Political risk--Political actions, events, or instability may result in unfavorable changes in the value of a security.

- Regulatory risk--Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not in the U.S.

- Diplomatic risk--A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

LIQUIDITY RISK

The fund's portfolio is liquid if the fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

DERIVATIVES RISK

A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.

    Options are a common type of derivative that a fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. The use of options may increase the performance of the fund, but also may increase market risk. Other types of derivatives include futures, swaps, caps, floors, and collars.

COUNTERPARTY RISK

This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the fund.

LACK OF TIMELY INFORMATION RISK

Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

    An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

                        -------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        -------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

    Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact that the Rule 12b-1 plan of Series II shares would have had if the Series II shares had then existed. Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.

                              (PERFORMANCE GRAPH)

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2000...................................................................   24.49%
2001...................................................................  -10.11%
2002...................................................................  -15.11%
2003...................................................................   29.26%
2004...................................................................    8.44%
2005...................................................................  [    ]%

* The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is April 30, 2004.

    During the periods shown in the bar chart, the highest quarterly return was [22.04]% (quarter ended [September 30, 2000]) and the lowest quarterly return was [-15.62]% (quarter ended [September 30, 2002]).

                        -------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        -------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------------
(for the periods ended                                         SINCE
December 31, 2005)                        1 YEAR  5 YEARS    INCEPTION
---------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund(1)        --%      --%       --%(2)
S&P 500 Index(3,4)                         --%     (--%)      --%(2)
S&P 500 Financials Index(4,5)              --%      --%       --%(2)
Lipper Financial Services Fund
  Index(4,6)                               --%      --%       --%(2)
---------------------------------------------------------------------------------------

(1) The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the predecessor fund's Series I (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's shares is April 30, 2004. For periods to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Total return figures include reinvested dividends and capital gain distributions and the effect on the fund's expenses.
(2) Series I shares of the fund commenced investment operations on September 20, 1999. Index comparisons begin on September 30, 1999.
(3) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Standard & Poor's 500 Financials Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Financial Services Fund Index (which may or may not include the fund) is included for comparison to a peer-group.
(4) The indices may not reflect payment of fees, expenses or taxes.

                        -------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        -------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                SERIES II SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                           N/A

Maximum Deferred
Sales Charge (Load)                                                   N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."

ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from Series II share assets)                                    SERIES II SHARES
--------------------------------------------------------------------------------
Management Fees                                                       [   %]

Rule 12b-1 Fees                                                       [   ]

Other Expenses(2)                                                     [   ]

Total Annual Fund Operating Expenses(3)                               [   ]
--------------------------------------------------------------------------------

[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
(2) Other Expenses are based on estimated amounts for the current fiscal year.
(3) The fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily net assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above:
    (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and
    (vii) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through April 30, 2006.]

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Financial
Services Fund                               $ --     $ --      $ --      $   --
--------------------------------------------------------------------------------

                        -------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        -------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

  - You invest $10,000 in the fund and hold it for the entire 10 year period;
    and

  - Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

           SERIES II               YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                   %               %            %            %            %
Cumulative Return Before
  Expenses                                %               %            %            %            %
Cumulative Return After
  Expenses                                %               %            %            %            %
End of Year Balance              $               $            $            $            $
Estimated Annual Expenses        $               $            $            $            $
--------------------------------------------------------------------------------------------------

           SERIES II               YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)                   %            %            %            %            %
Cumulative Return Before
  Expenses                                %            %            %            %            %
Cumulative Return After
  Expenses                                %            %            %            %            %
End of Year Balance              $            $            $            $            $
Estimated Annual Expenses        $            $            $            $            $
--------------------------------------------------------------------------------------------------

(1) Your annual expenses may be higher or lower than these shown.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                        -------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        -------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 2005, the advisor received
compensation of [   %] of average daily net assets.

    A discussion regarding the basis for the Board of Trustees' (the Board) approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve month period ended December 31, 2005.

PORTFOLIO MANAGER(S)

The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

- Michael J. Simon (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager with Luther King Capital Management. As the lead manager, Mr. Simon generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Simon may perform these functions, and the nature of these functions, may change from time to time.

- Meggan M. Walsh, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1991.


    They are assisted by the advisor's Basic Value and Diversified Dividend Teams, which are comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the teams may change from time to time. More information on the teams, including biographies of other members of the teams, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

                        -------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        -------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and AIM have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.

    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the fund:

(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.

    Each of these tools is described in more detail below.

    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.

    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.

                        -------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        -------------------------------

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the AIM Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund,

                        -------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        -------------------------------

the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.

    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent the fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.

    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions, if any, will consist of both ordinary income and capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.

    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

PAYMENTS TO INSURANCE COMPANIES

The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI, the distributor of the fund, or one or more of its corporate affiliates, may make additional cash revenue sharing payments to the insurance company or an affiliate in connection with promotion of the fund and certain other marketing support services. ADI makes these payments from its own resources.

    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits ADI receives when it makes these payments may include, among other things, adding the fund to the list of underlying investment options in insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The revenue sharing payments ADI makes may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold to the insurance company during the particular period. Such payments also may be

                        -------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        -------------------------------

calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.

    ADI is motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the fund, as well as about fees and/or commissions it charges.

                        -------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        -------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal year (or period) indicated.

    This information has been audited by [auditors' name], independent registered public accountants, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                               YEAR ENDED              APRIL 30, 2004
                                                              DECEMBER 31,         (DATE SALES COMMENCED)
                                                                  2005              TO DECEMBER 31, 2004
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                      $
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
---------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)
=========================================================================================================
    Total from investment operations
=========================================================================================================
Less distributions from net investment income
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                            $
_________________________________________________________________________________________________________
=========================================================================================================
Total return(b)                                                                                  %
_________________________________________________________________________________________________________
=========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                                         %(b)
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of expenses to average net assets                                                          %(b)
=========================================================================================================
Ratio of net investment income to average net assets
_________________________________________________________________________________________________________
=========================================================================================================
Portfolio turnover rate(c)                                                                       %
_________________________________________________________________________________________________________
=========================================================================================================

(a) Includes adjustments in accordance with accounting principals generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholders transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b) Ratios are annualized and based on average daily net assets of $10,156.
(c) Not annualized for periods less than one year.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at

BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

BY TELEPHONE:          (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED
ON FORM N-Q, HAVE ALSO BEEN MADE AVAILABLE TO
INSURANCE COMPANIES ISSUING VARIABLE PRODUCTS THAT
INVEST IN THE FUND.

You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------------------
   AIM V.I. Financial Services Fund Series II
   SEC 1940 Act file number: 811-07452
-----------------------------------------------

AIMinvestments.com     I-VIFSE-PRO-2

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                     AIM V.I. GLOBAL EQUITY FUND

                                                                     PROSPECTUS
                                                                    MAY 1, 2006

Series I shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Global Equity Fund seeks to provide long-term growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series I class shares (Series I shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                           -------------------------
                          AIM V.I. GLOBAL EQUITY FUND
                           -------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fees and Expenses of the Fund                        3
Expense Example                                      3
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        4
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------
FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5
Advisor Compensation                                 5
Portfolio Manager(s)                                 5
OTHER INFORMATION                                    6
------------------------------------------------------
Purchase and Redemption of Shares                    6
Excessive Short-Term Trading Activity
  Disclosures                                        6
Trade Activity Monitoring                            6
Fair Value Pricing                                   7
Risks                                                7
Pricing of Shares                                    7
Taxes                                                8
Dividends and Distributions                          8
Share Classes                                        8
Payments to Insurance Companies                      8
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.

    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                           -------------------------
                          AIM V.I. GLOBAL EQUITY FUND
                           -------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities of domestic and foreign issuers. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts.

    The fund will normally invest in the securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund will invest no more than 50% of its total assets in the securities of issuers in any one country, other than the U.S. The fund may invest substantially in securities denominated in one or more currencies.

    The fund emphasizes investment in companies in developed countries such as the United States, the countries of Western Europe and certain countries in the Pacific Basin. The fund may also invest up to 20% of its total assets in securities of companies located in developing countries, i.e., those that are in the initial stages of their industrial cycle.

    The fund may also invest up to 20% of its net assets in debt securities of U.S. and foreign issuers.

    For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers use a multi-step, quantitatively oriented process to construct the fund's portfolio. They first use computer models to screen a large universe of domestic and international stocks and identify a group of eligible stocks within that universe. The quantitative analysis screens for various factors, including growth/stability of earnings, valuation, profitability, financial strength and stock price volatility. The portfolio managers then perform risk and transaction cost analyses on the stocks that were previously identified. When selecting stocks for the fund, the portfolio managers seek to neutralize the effects of certain macro-economic and market factors in an effort to lower the volatility of the fund's returns. Finally, the portfolio managers conduct a qualitative analysis of the stocks selected for the fund's portfolio to confirm the results of the quantitative analysis. The portfolio managers consider whether to sell a particular security when the company no longer exhibits characteristics that drive performance, or when the stock adds too much marginal risk to the fund's portfolio.

    In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    To the extent the fund holds cash or cash equivalents for risk management, the fund may not achieve its investment objective.

                           -------------------------
                          AIM V.I. GLOBAL EQUITY FUND
                           -------------------------


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                           -------------------------
                          AIM V.I. GLOBAL EQUITY FUND
                           -------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                 SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                            N/A

Maximum Deferred
Sales Charge (Load)                                                    N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."

ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES(1))
--------------------------------------------------------------------------------
(expenses that are deducted
from Series I share assets)                                      SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees                                                           [0.80%

Rule (12b-1) Fees                                                           None

Other Expenses                                                              3.20

Total Annual Fund
Operating Expenses                                                          4.00
Fee Waiver(2)                                                               2.90

Net Annual Fund Operating Expenses                                          1.10]
--------------------------------------------------------------------------------

[(1) Except as otherwise noted, figures shown in the table are based on estimated net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.10% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expenses on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through April 30, 2007.]

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES I SHARES                            1 YEAR   3 YEARS
-----------------------------------------------------------
AIM V.I. Global Equity Fund                $[112]    $[952]
-----------------------------------------------------------

                           -------------------------
                          AIM V.I. GLOBAL EQUITY FUND
                           -------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:


  - You invest $10,000 in the fund and hold it for the entire 10 year period;
    and




  - Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

           SERIES I                YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)               1.10%           4.00%        4.00%        4.00%        4.00%
Cumulative Return Before
  Expenses                            5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                            3.90%           4.94%        5.99%        7.05%        8.12%
End of Year Balance              $10,390.00      $10,493.90   $10,598.84   $10,704.83   $10,811.88
Estimated Annual Expenses        $   112.15      $   417.68   $   421.85   $   426.07   $   430.33
--------------------------------------------------------------------------------------------------

           SERIES I                YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)               4.00%        4.00%        4.00%        4.00%        4.00%
Cumulative Return Before
  Expenses                           34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                            9.20%       10.29%       11.39%       12.51%       13.63%
End of Year Balance              $10,919.99   $11,029.19   $11,139.49   $11,250.88   $11,363.39
Estimated Annual Expenses        $   434.64   $   438.98   $   443.37   $   447.81   $   452.29
--------------------------------------------------------------------------------------------------

(1) Your actual expenses may be higher or lower than those shown.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                           -------------------------
                          AIM V.I. GLOBAL EQUITY FUND
                           -------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

    The advisor is to receive a fee from the fund calculated at the following annual rates:

     0.80% of the first $250 million
     0.78% of the next $250 million
     0.76% of the next $500 million
     0.74% of the next $1.5 billion
     0.72% of the next $2.5 billion
     0.70% of the next $2.5 billion
     0.68% of the next $2.5 billion
     0.66% of the excess over $10 billion

PORTFOLIO MANAGER(S)

The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

- Derek S. Izuel (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the advisor and/or its affiliates since 1997. As the lead manager, Mr. Izuel generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with the portfolio holdings. The degree to which Mr. Izuel may perform these functions, and the nature of these functions, may change from time to time.

- Duy Nguyen, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the advisor and/or its affiliates since 2000. From 1997 to 2000, he served as vice president and director of quantitative services of FactSet Research Systems, Inc.

    They are assisted by the advisor's Global Quantitative Strategies Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the portfolio managers and the team, including

                           -------------------------
                          AIM V.I. GLOBAL EQUITY FUND
                           -------------------------

biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and AIM have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.

    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the fund:

(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.

    Each of these tools is described in more detail below.

    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that

                           -------------------------
                          AIM V.I. GLOBAL EQUITY FUND
                           -------------------------

the AIM Affiliates will be able to detect or deter market timing by variable product owners.

    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the AIM Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price

                           -------------------------
                          AIM V.I. GLOBAL EQUITY FUND
                           -------------------------

of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.

    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent the fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.

    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.

    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

PAYMENTS TO INSURANCE COMPANIES

ADI, the distributor of the fund, or one or more of its corporate affiliates, may make cash revenue sharing payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the fund and certain other marketing support services. ADI makes these payments from its own resources.

    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits ADI receives when it makes these payments may include, among other things, adding the fund to the list of underlying investment options in insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The revenue sharing payments ADI makes may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold to the insurance company during the particular period. Such payments also may be

                           -------------------------
                          AIM V.I. GLOBAL EQUITY FUND
                           -------------------------

calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.

    ADI is motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the fund, as well as about fees and/or commissions it charges.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at

BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

BY TELEPHONE:          (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, HAVE ALSO
BEEN MADE AVAILABLE TO INSURANCE COMPANIES ISSUING VARIABLE PRODUCTS THAT INVEST IN THE FUND.

You can also review and obtain copies of the fund's SAI, financial reports, the fund's Form N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM V.I. Global Equity Fund Series I
   SEC 1940 Act file number: 811-07452
----------------------------------------

AIMinvestments.com     VIGEQ-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                     AIM V.I. GLOBAL EQUITY FUND

                                                                     PROSPECTUS
                                                                    MAY 1, 2006

Series II shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Global Equity Fund seeks to provide long-term growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series II class shares (Series II Shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                          ---------------------------
                          AIM V.I. GLOBAL EQUITY FUND
                          ---------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fees and Expenses of the Fund                        3
Expense Example                                      3
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        3
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------
FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5
Advisor Compensation                                 5
Portfolio Manager(s)                                 5
OTHER INFORMATION                                    7
------------------------------------------------------
Purchase and Redemption of Shares                    7
Excessive Short-Term Trading Activity
  Disclosures                                        7
Trade Activity Monitoring                            7
Fair Value Pricing                                   8
Risks                                                8
Pricing of Shares                                    8
Taxes                                                9
Dividends and Distributions                          9
Share Classes                                        9
Distribution Plan                                    9
Payments to Insurance Companies                      9
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.

    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                          ---------------------------
                          AIM V.I. GLOBAL EQUITY FUND
                          ---------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities of domestic and foreign issuers. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts.

    The fund will normally invest in the securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund will invest no more than 50% of its total assets in the securities of issuers in any one country, other than the U.S. The fund may invest substantially in securities denominated in one or more currencies.

    The fund emphasizes investment in companies in developed countries such as the United States, the countries of Western Europe and certain countries in the Pacific Basin. The fund may also invest up to 20% of its total assets in securities of companies located in developing countries, i.e., those that are in the initial stages of their industrial cycle.

    The fund may also invest up to 20% of its net assets in debt securities of U.S. and foreign issuers.

    For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers use a multi-step, quantitatively oriented process to construct the fund's portfolio. They first use computer models to screen a large universe of domestic and international stocks and identify a group of eligible stocks within that universe. The quantitative analysis screens for various factors, including growth/stability of earnings, valuation, profitability, financial strength and stock price volatility. The portfolio managers then perform risk and transaction cost analyses on the stocks that were previously identified. When selecting stocks for the fund, the portfolio managers seek to neutralize the effects of certain macro-economic and market factors in an effort to lower the volatility of the fund's returns. Finally, the portfolio managers conduct a qualitative analysis of the stocks selected for the fund's portfolio to confirm the results of the quantitative analysis. The portfolio managers consider whether to sell a particular security when the company no longer exhibits characteristics that drive performance, or when the stock adds too much marginal risk to the fund's portfolio.

    In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    To the extent the fund holds cash or cash equivalents for risk management, the fund may not achieve its investment objective.

                          ---------------------------
                          AIM V.I. GLOBAL EQUITY FUND
                          ---------------------------


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                          ---------------------------
                          AIM V.I. GLOBAL EQUITY FUND
                          ---------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
----------------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                        SERIES II SHARES
----------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                   N/A

Maximum Deferred
Sales Charge (Load)                                                           N/A
----------------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."

ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
-----------------------------------------------------------------------------------------
(expenses that are deducted
from Series II share assets)                                             SERIES II SHARES
-----------------------------------------------------------------------------------------
Management Fees                                                               [0.80%

Rule (12b-1) Fees                                                              0.25

Other Expenses                                                                 3.20

Total Annual Fund Operating Expenses                                           4.25

Fee Waiver(2)                                                                  2.90

Net Annual Fund Operating Expenses                                             1.35]
-----------------------------------------------------------------------------------------

[(1) Except as otherwise noted, figures shown in the table are based on estimated net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The fund's advisor and distributor have contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.35% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through April 30, 2007.]

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES II SHARES                           1 YEAR   3 YEARS
-----------------------------------------------------------
AIM V.I. Global Equity Fund                $[137]   $[1,025]
-----------------------------------------------------------

                          ---------------------------
                          AIM V.I. GLOBAL EQUITY FUND
                          ---------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:


  - You invest $10,000 in the fund and hold it for the entire 10 year period;
    and




  - Your investment has a 5% return before expenses each year.



There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

           SERIES II               YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------------
Annual Expense Ratio...........       1.35%           4.25%        4.25%        4.25%        4.25%
Cumulative Return Before
  Expenses.....................       5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses.....................       3.65%           4.43%        5.21%        6.00%        6.79%
End of Year Balance............  $10,365.00      $10,442.74   $10,521.06   $10,599.97   $10,679.47
Estimated Annual Expenses......  $   137.46      $   442.16   $   445.48   $   448.82   $   452.19
--------------------------------------------------------------------------------------------------

           SERIES II               YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio...........       4.25%        4.25%        4.25%        4.25%        4.25%
Cumulative Return Before
  Expenses.....................      34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses.....................       7.60%        8.40%        9.22%       10.03%       10.86%
End of Year Balance............  $10,759.56   $10,840.26   $10,921.56   $11,003.47   $11,086.00
Estimated Annual Expenses......  $   455.58   $   459.00   $   462.44   $   465.91   $   469.40
--------------------------------------------------------------------------------------------------

(1) Your actual expenses may be higher or lower than those shown.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                          ---------------------------
                          AIM V.I. GLOBAL EQUITY FUND
                          ---------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

The advisor is to receive a fee from the fund calculated at the following annual rates:

     0.80% of the first $250 million
     0.78% of the next $250 million
     0.76% of the next $500 million
     0.74% of the next $1.5 billion
     0.72% of the next $2.5 billion
     0.70% of the next $2.5 billion
     0.68% of the next $2.5 billion
     0.66% of the excess over $10 billion

PORTFOLIO MANAGER(S)

The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

- Derek S. Izuel (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the advisor and/or its affiliates since 1997. As the lead manager, Mr. Izuel generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with the portfolio holdings. The degree to which Mr. Izuel may perform these functions, and the nature of these functions, may change from time to time.

- Duy Nguyen, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the advisor and/or its affiliates since 2000. From 1997 to 2000, he served as vice president and director of quantitative services of FactSet Research Systems, Inc.

                          ---------------------------
                          AIM V.I. GLOBAL EQUITY FUND
                          ---------------------------


    They are assisted by the advisor's Global Quantitative Strategies Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

                          ---------------------------
                          AIM V.I. GLOBAL EQUITY FUND
                          ---------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and AIM have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.

    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the fund:

(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.

    Each of these tools is described in more detail below.

    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.

    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.

                          ---------------------------
                          AIM V.I. GLOBAL EQUITY FUND
                          ---------------------------

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the AIM Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund,

                          ---------------------------
                          AIM V.I. GLOBAL EQUITY FUND
                          ---------------------------

the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.

    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent the fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.

    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.

    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays this fee out of its assets on an ongoing basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of charges.

PAYMENTS TO INSURANCE COMPANIES

The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI, the distributor of the fund, or one or more of its corporate affiliates, may make additional cash revenue sharing payments to the insurance company or an affiliate in connection with promotion of the fund and certain other marketing support services. ADI makes these payments from its own resources.

    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits ADI receives when it makes these payments may include, among other things, adding the fund to the list of underlying investment options in insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The revenue sharing payments ADI makes may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold to the insurance company during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in

                          ---------------------------
                          AIM V.I. GLOBAL EQUITY FUND
                          ---------------------------

which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.

    ADI is motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the fund, as well as about fees and/or commissions it charges.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you wish to obtain free copies of the fund's current SAI, or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at

BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

BY TELEPHONE:          (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.


THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, HAVE ALSO BEEN MADE AVAILABLE TO INSURANCE COMPANIES ISSUING VARIABLE PRODUCTS THAT INVEST IN THE FUND.
You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM V.I. Global Equity Fund Series II
   SEC 1940 Act file number: 811-07452

----------------------------------------

AIMinvestments.com     VIGEQ-PRO-2
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                AIM V.I. GLOBAL HEALTH CARE FUND

                                                                     PROSPECTUS
                                                                    MAY 1, 2006

Series I shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Global Health Care Fund seeks capital growth.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series I class shares (Series I shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                        -------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        -------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3
Performance Table                                    4
FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fees and Expenses of the Fund                        5
Expense Example                                      5
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        6
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     6
------------------------------------------------------
FUND MANAGEMENT                                      7
------------------------------------------------------
The Advisor                                          7
Advisor Compensation                                 7
Portfolio Manager(s)                                 7
OTHER INFORMATION                                    8
------------------------------------------------------
Purchase and Redemption of Shares                    8
Excessive Short-Term Trading Activity
  Disclosures                                        8
Trade Activity Monitoring                            8
Fair Value Pricing                                   9
Risks                                                9
Pricing of Shares                                    9
Taxes                                               10
Dividends and Distributions                         10
Share Classes                                       10
Payments to Insurance Companies                     10
FINANCIAL HIGHLIGHTS                                12
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.

    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                        -------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        -------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is capital growth.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of health care industry companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a health care industry company to be one that (1) derives at least 50% of its revenues or earnings from health care activities; or (2) devotes at least 50% of its assets to such activities, based on its most recent fiscal year. Such companies include those that design, manufacture, or sell products or services used for or in connection with health care or medicine (such as pharmaceutical companies, biotechnology research firms, companies that sell medical products, and companies that own or operate health care facilities). The fund may invest in debt securities issued by health care industry companies, or in equity and debt securities of other companies the portfolio managers believe will benefit from developments in the health care industry.

    The fund will normally invest in the securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund will invest no more than 50% of its total assets in the securities of issuers in any one country, other than the U.S.

    The fund may invest up to 20% of its total assets in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles. The fund may also invest up to 5% of its total assets in lower-quality debt securities, i.e., "junk bonds." For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase. When suitable opportunities are available, the fund may invest in initial public offerings (IPOs) of securities.

    The portfolio managers allocate the fund's assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the fund's investment objective. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

    The value of the fund's shares is particularly vulnerable to factors affecting the health care industry, such as substantial government regulation. Government regulation may impact the demand for products and services offered by health care companies. Also, the products and services offered by health care companies may be subject to rapid obsolescence caused by scientific advances and technological innovations. Because the fund focuses its investments in the health care industry, the value of your fund shares may rise and fall more than the value of shares of a fund that invests more broadly.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

                        -------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        -------------------------------

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    IPOs of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. There can be no assurance that the fund will have favorable IPO investment opportunities in the future. Attractive IPOs are often oversubscribed and may not be available to the fund, or may be available in only very limited quantities.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                        -------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        -------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1998...................................................................   42.85%
1999...................................................................    4.87%
2000...................................................................   30.54%
2001...................................................................  -12.59%
2002...................................................................  -24.45%
2003...................................................................   27.78%
2004...................................................................    7.57%
2005...................................................................        %


    During the periods shown in the bar chart, the highest quarterly return was [15.79%] (quarter ended [December 31, 1998]) and the lowest quarterly return was [-21.45%] (quarter ended [March 31, 2001]).

                        -------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        -------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------
(for the periods ended                                         SINCE
December 31, 2005)                       1 YEAR    5 YEARS   INCEPTION
--------------------------------------------------------------------------
AIM V.I. Global Health Care Fund(1)           %          %           %(2)
S&P 500 Index(3,4)                            %          %           %(2)
Goldman Sachs Health Care Index(4,5)          %          %           %(2)
Lipper Health/Biotech Fund Index(4,6)         %          %           %(2)
--------------------------------------------------------------------------

(1) For periods to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Total return figures include reinvested dividends and capital gain distributions and the effect of the fund's expenses.
(2) The fund commenced investment operations on May 21, 1997. Index comparisons begin on May 31, 1997.
(3) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Goldman Sachs Health Care Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Health/Biotech Fund Index (which may or may not include the fund) is included for comparison to a peer-group.
(4) The indices may not reflect payment of fees, expenses or taxes.
(5) The Goldman Sachs Health Care Index is a modified capitalization-weighted index designed as a benchmark for U.S. traded securities in the Healthcare sector. The Index includes companies in the following categories: providers of healthcare related services, researchers, manufacturers, and distributors of pharmaceuticals, drugs and related sciences, and medical supplies, instruments and products. The Index return is price only and does not reflect the reinvestment of dividends.
(6) The Lipper Health/Biotech Fund Index is an equally weighted representation of the 30 largest funds within the Lipper Health/Biotech category. These funds invest at least 65% of their portfolios in equity securities of companies engaged in healthcare, medicine, and biotechnology.

                        -------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        -------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                 SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                            N/A

Maximum Deferred
Sales Charge (Load)                                                    N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."

ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from Series I share assets)                                      SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees

Other Expenses

Total Annual Fund Operating Expenses

Fee Waiver(2,3)

Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------

[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2005 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vii) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through April 30, 2006.
(3) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management -- Advisor Compensation".)]

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the funds with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES I SHARES                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund              $        $         $         $
----------------------------------------------------------------------------------

                        -------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        -------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

  - You invest $10,000 in the fund and hold it for the entire 10 year period;
    and

  - Your investment has a 5% return before expenses each year.



    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates makes any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SERIES I                           YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                   %               %            %            %            %
Cumulative Return Before
  Expenses                                %               %            %            %            %
Cumulative Return After
  Expenses                                %               %            %            %            %
End of Year Balance              $               $            $            $            $
Estimated Annual Expenses        $               $            $            $            $
--------------------------------------------------------------------------------------------------

SERIES I                           YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)                   %            %            %            %            %
Cumulative Return Before
  Expenses                                %            %            %            %            %
Cumulative Return After
  Expenses                                %            %            %            %            %
End of Year Balance              $            $            $            $            $
Estimated Annual Expenses        $            $            $            $            $
--------------------------------------------------------------------------------------------------

(1) Your annual expenses may be higher or lower than those shown.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                        -------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        -------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 2005, the advisor received compensation of of average daily net assets. The annual management fee payable to the investment advisor pursuant to the investment advisory agreement was 0.75% of average daily net assets, based on net asset levels. AIM has contractually agreed to advisory fee waivers for the period January 1, 2005 to June 30, 2006. The advisor will waive advisory fees to the extent necessary so that the advisory fee payable does not exceed the advisory fee rates after January 1, 2005. Following are the advisory fee rates before and after January 1, 2005.

       ADVISORY FEE RATES BEFORE                  ADVISORY FEE RATES AFTER
         JANUARY 1, 2005 WAIVER                    JANUARY 1, 2005 WAIVER
----------------------------------------------------------------------------------
       0.75% of average daily net assets           0.75% of the first $250 million
                                                    0.74% of the next $250 million
                                                    0.73% of the next $500 million
                                                    0.72% of the next $1.5 billion
                                                    0.71% of the next $2.5 billion
                                                    0.70% of the next $2.5 billion
                                                    0.69% of the next $2.5 billion
                                              0.68% of the excess over $10 billion


    A discussion regarding the basis for the Board of Trustees' (the Board) approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve month period ended December 31, 2005.

PORTFOLIO MANAGER(S)

Derek M. Taner, Portfolio Manager, is primarily responsible for the day-to-day management of the fund's portfolio. He has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 2005. From 2000 to 2005, he was a portfolio manager and analyst for Franklin Advisers, Inc.

    He is assisted by the advisor's Global Health Care Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the portfolio manager and the team, including biographies of other members of the team, may be found on the

                        -------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        -------------------------------

advisor's website (http://www.aiminvestments.com). The website is not a part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of his compensation structure, and information regarding other accounts he manages.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and AIM have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.

    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the fund:

(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.

    Each of these tools is described in more detail below.

    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.

                        -------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        -------------------------------


    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the AIM Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The

                        -------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        -------------------------------

advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board of Trustees.

    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent the fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.

    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions, if any, will consist of both ordinary income and capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.

    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

PAYMENTS TO INSURANCE COMPANIES

ADI, the distributor of the fund, or one or more of its corporate affiliates, may make cash revenue sharing payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the fund and certain other marketing support services. ADI makes these payments from its own resources.

    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits ADI receives when it makes these payments may include, among other things, adding the fund to the list of underlying investment options in insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The revenue sharing payments ADI makes may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold to the insurance company during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of

                        -------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        -------------------------------

those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.

    ADI is motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the fund, as well as about fees and/or commissions it charges.

                        -------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        -------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal years (or period) indicated.

    This information has been audited by [auditors' name], independent registered public accountants, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                2005           2004        2003        2002        2001
Net asset value, beginning of period                          $              $           $           $           $
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      ()             ()                      ()          ()
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
=========================================================================================================================
    Total from investment operations
=========================================================================================================================
Less distributions:
  Dividends from net investment income                              --             --          --
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             --          --          --
=========================================================================================================================
    Total distributions                                             --             --          --
=========================================================================================================================
Net asset value, end of period                                $              $           $           $           $
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                       %              %           %           %           %
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $              $           $           $           $
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets                               %(c)           %           %           %           %()
=========================================================================================================================
Ratio of net investment income (loss) to average net assets           %(c)           %           %           %           %
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                               %              %           %           %           %
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.07) and $(0.07) for the years ended December 31, 2002 and 2001, respectively.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are based on average daily net assets of $365,328,751.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at

BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

BY TELEPHONE:          (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.


THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, HAVE ALSO BEEN MADE AVAILABLE TO INSURANCE COMPANIES ISSUING VARIABLE PRODUCTS THAT INVEST IN THE FUND.
You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------------
   AIM V.I. Global Health Care Fund Series I
   SEC 1940 Act file number: 811-07452
----------------------------------------------

AIMinvestments.com     I-VIGHC-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                AIM V.I. GLOBAL HEALTH CARE FUND

                                                                     PROSPECTUS
                                                                    MAY 1, 2006

Series II shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Global Health Care Fund seeks capital growth.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series II class shares (Series II shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                        --------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        --------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3
Performance Table                                    4

FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fees and Expenses of the Fund                        5
Expense Example                                      5
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        6
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     6
------------------------------------------------------
FUND MANAGEMENT                                      7
------------------------------------------------------
The Advisor                                          7
Advisor Compensation                                 7
Portfolio Manager(s)                                 7
OTHER INFORMATION                                    8
------------------------------------------------------
Purchase and Redemption of Shares                    8
Excessive Short-Term Trading Activity
  Disclosure                                         8
Trading Activity Monitoring                          8
Fair Value Pricing                                   9
Risks                                                9
Pricing of Shares                                    9
Taxes                                               10
Dividends and Distributions                         10
Share Classes                                       10
Distribution Plan                                   10
Payments to Insurance Companies                     10
FINANCIAL HIGHLIGHTS                                12
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.

    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                        --------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        --------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is capital growth.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of health care industry companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a health care industry company to be one that (1) derives at least 50% of its revenues or earnings from health care activities; or (2) devotes at least 50% of its assets to such activities, based on its most recent fiscal year. Such companies include those that design, manufacture, or sell products or services used for or in connection with health care or medicine (such as pharmaceutical companies, biotechnology research firms, companies that sell medical products, and companies that own or operate health care facilities). The fund may invest in debt securities issued by health care industry companies, or in equity and debt securities of other companies the portfolio managers believe will benefit from developments in the health care industry.

    The fund will normally invest in the securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund will invest no more than 50% of its total assets in the securities of issuers in any one country, other than the U.S.

    The fund may invest up to 20% of its total assets in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles. The fund may also invest up to 5% of its total assets in lower-quality debt securities, i.e., "junk bonds." For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase. When suitable opportunities are available, the fund may invest in initial public offerings (IPOs) of securities.

    The portfolio managers allocate the fund's assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the fund's investment objective. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

    The value of the fund's shares is particularly vulnerable to factors affecting the health care industry, such as substantial government regulation. Government regulation may impact the demand for products and services offered by health care companies. Also, the products and services offered by health care companies may be subject to rapid obsolescence caused by scientific advances and technological innovations. Because the fund focuses its investments in the health care industry, the value of your fund shares may rise and fall more than the value of shares of a fund that invests more broadly.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

                        --------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        --------------------------------

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    IPOs of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. There can be no assurance that the fund will have favorable IPO investment opportunities in the future. Attractive IPOs are often oversubscribed and may not be available to the fund, or may be available in only very limited quantities.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
                                        2

                        --------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        --------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

    Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact that the Rule 12b-1 plan of Series II shares would have had if the Series II shares had then existed. Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.

                              (PERFORMANCE GRAPH)

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1998*..................................................................   42.50%
1999*..................................................................    4.60%
2000*..................................................................   30.22%
2001*..................................................................  -12.80%
2002*..................................................................  -24.64%
2003...................................................................   27.46%
2004...................................................................    7.25%
2005...................................................................    [  ]%

* The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is April 30, 2004.

    During the periods shown in the bar chart, the highest quarterly return was [15.72%] (quarter ended [December 31, 1998]) and the lowest quarterly return was [-21.49%] (quarter ended [March 31, 2001]).

                        --------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        --------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------
(for the periods ended                                         SINCE
December 31, 2005)                        1 YEAR  5 YEARS    INCEPTION
------------------------------------------------------------------------
AIM V.I. Global Health Care Fund(1)         %        %         %(2)
Standard & Poor's 500 Index(3,4)            %        %         %(2)
Goldman Sachs Healthcare Index(4,5)         %        %         %(2)
Lipper Health/Biotech Fund Index(4,6)       %        %         %(2)
------------------------------------------------------------------------

(1) The returns shown for these periods are the blended returns of the historical performance of the Fund's Series II shares since their inception and the restated historical performance of the Predecessor Fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the Fund's Series II shares is April 30, 2004. For periods to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.
(2) Series I shares of the Fund commenced investment operations on May 21, 1997. Index comparisons begin on May 31, 1997.
(3) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of the U.S. stock market performance. The Fund has also included the Goldman Sachs Healthcare Index, which the Fund believes more closely reflects the performance of the securities in which the Fund invests. In addition, the Lipper Health/Biotech Fund Index (which may or may not include the Fund) is included for comparison to a peer group.
(4) The indices may not reflect payment of fees, expenses or taxes.
(5) The Goldman Sachs Healthcare Index is a modified capitalization-weighted index designed as a benchmark for U.S. traded securities in the Healthcare sector. The Index includes companies in the following categories: providers of healthcare related services, researchers, manufacturers, and distributors of pharmaceuticals, drugs and related sciences, and medical supplies, instruments and products. The Index return is price only and does not reflect the reinvestment of dividends.
(6) The Lipper Health/Biotech Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Health/Biotech category. These funds invest at least 65% of their portfolios in equity securities of companies engaged in healthcare, medicine, and biotechnology.

                        --------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        --------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                SERIES II SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                           N/A

Maximum Deferred
Sales Charge (Load)                                                   N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."

ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from Series II share assets)                                    SERIES II SHARES
--------------------------------------------------------------------------------
Management Fees

Rule 12b-1 Fees

Other Expenses

Total Annual Fund Operating Expenses

Fee Waiver(2,3)

Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------

[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2005 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily net assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above:
    (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and
    (vii) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through April 30, 2006.
(3) Effective January 1, 2005 through June 30, 2006, the advisor contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management--Advisor Compensation".)]

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund            $        $         $         $
--------------------------------------------------------------------------------

                        --------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        --------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

  - You invest $10,000 in the fund and hold it for the entire 10 year period;
    and

  - Your investment has a 5% return before expenses each year.



    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates makes any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

           SERIES II               YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                   %               %            %            %            %
Cumulative Return Before
  Expenses                                %               %            %            %            %
Cumulative Return After
  Expenses                                %               %            %            %            %
End of Year Balance              $               $            $            $            $
Estimated Annual Expenses        $               $            $            $            $
--------------------------------------------------------------------------------------------------

           SERIES II               YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)                   %            %            %            %            %
Cumulative Return Before
  Expenses                                %            %            %            %            %
Cumulative Return After
  Expenses                                %            %            %            %            %
End of Year Balance              $            $            $            $            $
Estimated Annual Expenses        $            $            $            $            $
--------------------------------------------------------------------------------------------------

(1) Your annual expenses may be higher or lower than those shown.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                        --------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        --------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION
During the fiscal year ended December 31, 2005, the advisor received compensation of average daily net assets. The annual management fee payable to the investment advisor pursuant to the investment advisory agreement was 0.75% of average daily net assets, based on net asset levels. AIM has contractually agreed to advisory fee waivers for the period January 1, 2005 to June 30, 2006. The advisor will waive advisory fees to the extent necessary so that the advisory fee payable does not exceed the advisory fee rates after January 1, 2005. Following are the advisory fee rates before and after January 1, 2005.

       ADVISORY FEE RATES BEFORE                  ADVISORY FEE RATES AFTER
         JANUARY 1, 2005 WAIVER                    JANUARY 1, 2005 WAIVER
----------------------------------------------------------------------------------
       0.75% of average daily net assets           0.75% of the first $250 million
                                                    0.74% of the next $250 million
                                                    0.73% of the next $500 million
                                                    0.72% of the next $1.5 billion
                                                    0.71% of the next $2.5 billion
                                                    0.70% of the next $2.5 billion
                                                    0.69% of the next $2.5 billion
                                              0.68% of the excess over $10 billion


    A discussion regarding the basis for the Board of Trustees' (the Board) approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve month period ended December 31, 2005.

PORTFOLIO MANAGER(S)

Derek M. Taner, Portfolio Manager, is primarily responsible for the day-to-day management of the fund's portfolio. He has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 2005. From 2000 to 2005, he was a portfolio manager and analyst for Franklin Advisers, Inc.

    He is assisted by the advisor's Global Health Care Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the portfolio manager and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not a part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of his compensation structure, and information regarding other accounts he manages.

                        --------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        --------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and AIM have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.

    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the fund:

(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.

    Each of these tools is described in more detail below.

    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.

    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.

                        --------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        --------------------------------

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the AIM Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund,

                        --------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        --------------------------------

the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.

    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent the fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.

    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions, if any, will consist of both ordinary income and capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.

    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

PAYMENTS TO INSURANCE COMPANIES

The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI, the distributor of the fund, or one or more of its corporate affiliates, may make additional cash revenue sharing payments to the insurance company or an affiliate in connection with promotion of the fund and certain other marketing support services. ADI makes these payments from its own resources.

    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits ADI receives when it makes these payments may include, among other things, adding the fund to the list of underlying investment options in insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The revenue sharing payments ADI makes may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold to the insurance company during the particular period. Such payments also may be

                        --------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        --------------------------------

calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.

    ADI is motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the fund, as well as about fees and/or commissions it charges.

                        --------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        --------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal year (or period) indicated.

    This information has been audited by [auditors' name], independent registered public accountants, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                     APRIL 30, 2004
                                                                                      (DATE SALES
                                                                   YEAR ENDED        COMMENCED) TO
                                                                  DECEMBER 31,        DECEMBER 31,
                                                                      2005                2004
                                                                  ------------       --------------
Net asset value, beginning of period                                 $                  $
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
---------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)
===================================================================================================
    Total from investment operations
===================================================================================================
Net asset value, end of period                                       $                  $
___________________________________________________________________________________________________
===================================================================================================
Total return(a)                                                            %                   %
___________________________________________________________________________________________________
===================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $                  $
___________________________________________________________________________________________________
===================================================================================================
Ratio of expenses to average net assets                                    %                   %(b)
===================================================================================================
Ratio of net investment income (loss) to average net assets                %                   %(b)
___________________________________________________________________________________________________
===================================================================================================
Portfolio turnover rate(c)                                                 %                   %
___________________________________________________________________________________________________
===================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b) Ratios are annualized and based on average daily net assets of $10,069.
(c) Not annualized for periods less than one year.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at

BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

BY TELEPHONE:          (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.


THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, HAVE ALSO BEEN MADE AVAILABLE TO INSURANCE COMPANIES ISSUING VARIABLE PRODUCTS THAT INVEST IN THE FUND.
You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------------------
   AIM V.I. Global Health Care Fund Series II
   SEC 1940 Act file number: 811-07452
-----------------------------------------------

AIMinvestments.com     I-VIGHC-PRO-2
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                             AIM V.I. GOVERNMENT SECURITIES FUND

                                                                     PROSPECTUS

                                                                    MAY 1, 2006


Series I shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Government Securities Fund seeks to achieve a high level of current income consistent with reasonable concern for safety of principal.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series I class shares (Series I shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund;
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2
Performance Table                                    3
FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fees and Expenses of the Fund                        4
Expense Example                                      4
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        5
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     5
------------------------------------------------------
FUND MANAGEMENT                                      6
------------------------------------------------------
The Advisor                                          6
Advisor Compensation                                 6
Portfolio Manager(s)                                 6
OTHER INFORMATION                                    7
------------------------------------------------------
Purchase and Redemption of Shares                    7
Excessive Short-Term Trading Activity
  Disclosures                                        7
Trade Activity Monitoring                            7
Fair Value Pricing                                   8
Risks                                                8
Pricing of Shares                                    8
Taxes                                                9
Dividends and Distributions                          9
Share Classes                                        9
Payments to Insurance Companies                      9
FINANCIAL HIGHLIGHTS                                11
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.

    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities issued, guaranteed or otherwise backed by the U.S. Government. In complying with this 80% investment requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. The fund may invest in securities of all maturities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, including: (1) U.S. Treasury obligations, and
(2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the agency or instrumentality. The fund intends to maintain a dollar-weighted average portfolio maturity of between 3 and 10 years. The fund may invest in high-coupon U.S. Government agency mortgage-backed securities, which consist of interests in underlying mortgages with maturities of up to 30 years. The fund may also invest up to 20% of its net assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concern for safety of principal. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.


    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. The prices of high-coupon U.S. Government agency mortgage-backed securities fall more slowly when interest rates rise than do prices of other fixed-rate securities. Some of the securities purchased by the fund are not guaranteed by the U.S. Government. The agency or instrumentality issuing such security may default or otherwise be unable to honor a financial obligation.

    High-coupon U.S. Government agency mortgage-backed securities provide a higher coupon at the time of purchase than current prevailing market interest rates. The fund may purchase such securities at a premium. If the securities experience a faster principal prepayment rate than expected, both the market value of, and income from, such securities will decrease.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.


    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    To the extent a fund holds cash or cash equivalents for risk management, the fund may not achieve its investment objective.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.


    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.

                                                                        ANNUAL
YEAR ENDED                                                               TOTAL
DECEMBER 31                                                             RETURNS
-----------                                                             -------
1996..................................................................   2.29%
1997..................................................................   8.16%
1998..................................................................   7.73%
1999..................................................................  -1.32%
2000..................................................................  10.12%
2001..................................................................   6.41%
2002..................................................................   9.59%
2003..................................................................   1.07%
2004..................................................................   2.56%
2005..................................................................  [   %]



    During the periods shown in the bar chart, the highest quarterly return was [5.48% (quarter ended June 30, 1995)] and the lowest quarterly return was [-1.97% (quarter ended March 31, 1996).]

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.


AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
(for the periods ended                                            INCEPTION
December 31, 2005)              1 YEAR    5 YEARS    10 YEARS        DATE
-------------------------------------------------------------------------------
AIM V.I. Government Securities
  Fund                               %         %           %        05/05/93
Lehman Brothers U.S. Aggregate
  Bond Index(1,2)                    %         %           %              --
Lehman Brothers Intermediate
  U.S. Government and Mortgage
  Index(2,3)                         %         %         N/A              --
Lipper Intermediate U.S.
  Government Fund Index(2,4)         %         %           %              --
-------------------------------------------------------------------------------



[(1) The Lehman Brothers U.S. Aggregate Bond Index measures the performance of
     U.S. investment-grade fixed rate bonds with components for government and corporate securities, mortgage pass-throughs and asset-backed securities of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The fund has also included the Lehman Brothers Intermediate U.S. Government and Mortgage Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Intermediate U.S. Government Fund Index (which may or may not include the fund) is included for comparison to a peer-group.

(2) The indices may not reflect payment of fees, expenses or taxes.
(3) The Lehman Brothers Intermediate U.S. Government and Mortgage Index includes securities in the intermediate maturity range of the U.S. Government Index that must have between 1 year and 10 years to final maturity regardless of call features and fixed-rate mortgage securities with a weighted average of at least 1 year and issued by GNMA, FHLMC, or FNMA.

(4) The Lipper Intermediate U.S. Government Fund Index measures the performance of the 30 largest fund in the Lipper Intermediate U.S. Government category. The funds invest at least 65% of their assets in securities issued or guaranteed by the United States Government, with dollar weighted average maturities of 6 to 10 years.]

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                 SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                            N/A

Maximum Deferred
Sales Charge (Load)                                                    N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from Series I share assets)                                      SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees                                                           %

Other Expenses

Total Annual Fund
Operating Expenses(2,3)
--------------------------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2005 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.


(2) Other Expenses includes interest expense of [0.09%].


(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to [0.73%] of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through June 30, 2006.]

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES I SHARES                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Government Securities Fund         $        $         $         $
--------------------------------------------------------------------------------

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------


The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:



  - You invest $10,000 in the fund and hold it for the entire 10 year period;
    and



  - Your investment has a 5% return before expenses each year.



There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.


           SERIES I                YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)
Cumulative Return Before
  Expenses                                %               %            %            %            %
Cumulative Return After
  Expenses                                %               %            %            %            %
End of Year Balance              $               $            $            $            $
Estimated Annual Expenses        $               $            $            $            $
--------------------------------------------------------------------------------------------------

           SERIES I                YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)
Cumulative Return Before
  Expenses                                %            %            %            %            %
Cumulative Return After
  Expenses                                %            %            %            %            %
End of Year Balance              $            $            $            $            $
Estimated Annual Expenses        $            $            $            $            $
--------------------------------------------------------------------------------------------------



(1) Your actual expenses may be higher or lower than those shown above.



DISCLOSURE OF PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.



    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.



    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.



    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.



    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.


ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2005, the advisor received
compensation of      % of the fund's average daily net assets.



    A discussion regarding the basis for the Board's approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve month period ended December 31, 2005.



PORTFOLIO MANAGER(S)


The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

- Scot W. Johnson (lead manager), senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994. As the lead manager, Mr. Johnson generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Johnson may perform these functions, and the nature of these functions, may change from time to time.

- Clint W. Dudley, Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998.


    They are assisted by the advisor's Taxable Investment Grade Bond Team, which are comprised of portfolio managers, research analysts and other investment professionals. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.


    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and AIM have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.

    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

    Each of these tools is described in more detail below.

    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.

    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the AIM Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund,

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.

    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent the fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.


    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.


    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions will consist primarily of ordinary income.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.

    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

PAYMENTS TO INSURANCE COMPANIES

ADI, the distributor of the fund, or one or more of its corporate affiliates, may make cash revenue sharing payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the fund and certain other marketing support services. ADI makes these payments from its own resources.


    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits ADI receives when it makes these payments may include, among other things, adding the fund to the list of underlying investment options in insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The revenue sharing payments ADI makes may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold to the insurance company during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    ADI is motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the fund with respect to those assets.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------


    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the fund, as well as about fees and/or commissions it charges.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years indicated.


    The information for the fiscal year ended 2005 has been audited by [auditor], whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. [Auditor] was appointed by the Audit Committee of the Board as the fund's new independent registered public accounting firm. Such appointment was ratified and approved by the independent trustees of the Board. Information prior to fiscal year 2005 was audited by other public accountants.



                                                                                    YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------------------------
                                                                 2005          2004           2003           2002          2001
                                                               --------      --------       --------       --------       -------
Net asset value, beginning of period                           $             $              $              $              $
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
=================================================================================================================================
    Total from investment operations
=================================================================================================================================
Less distributions:
  Dividends from net investment income
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
=================================================================================================================================
    Total distributions
=================================================================================================================================
Net asset value, end of period                                 $             $              $              $              $
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                                        %             %              %              %             %
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $             $              $              $              $
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                                %             %              %              %             %
=================================================================================================================================
Ratio of net investment income to average net assets                   %             %              %              %             %
=================================================================================================================================
Ratio of interest expense to average net assets                        %             %              %              %             %
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                                %             %              %              %             %
_________________________________________________________________________________________________________________________________
=================================================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at

BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

BY TELEPHONE:          (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.


THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, HAVE ALSO
BEEN MADE AVAILABLE TO INSURANCE COMPANIES ISSUING VARIABLE PRODUCTS THAT INVEST IN THE FUND.
You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

--------------------------------------------------
   AIM V.I. Government Securities Fund Series I

   SEC 1940 Act file number: 811-07452


--------------------------------------------------


AIMinvestments.com     VIGOV-PRO-1


                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                             AIM V.I. GOVERNMENT SECURITIES FUND

                                                                     PROSPECTUS

                                                                    MAY 1, 2006


Series II shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Government Securities Fund seeks to achieve a high level of current income consistent with reasonable concern for safety of principal.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series II class shares (Series II shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund;
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2
Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fees and Expenses of the Fund                        4
Expense Example                                      4
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        5
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     5
------------------------------------------------------
FUND MANAGEMENT                                      6
------------------------------------------------------
The Advisor                                          6
Advisor Compensation                                 6
Portfolio Manager(s)                                 6
OTHER INFORMATION                                    7
------------------------------------------------------
Purchase and Redemption of Shares                    7
Excessive Short-Term Trading Activity
  Disclosures                                        7
Trade Activity Monitoring                            7
Fair Value Pricing                                   8
Risks                                                8
Pricing of Shares                                    8
Taxes                                                9
Dividends and Distributions                          9
Share Classes                                        9
Distribution Plan                                    9
Payments to Insurance Companies                      9
FINANCIAL HIGHLIGHTS                                11
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.

    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.

    The fund seeks to meet its objective by investing. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities issued, guaranteed or otherwise backed by the U.S. Government. In complying with this 80% investment requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. The fund may invest in securities of all maturities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, including: (1) U.S. Treasury obligations, and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities and supported by
(a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the agency or instrumentality. The fund intends to maintain a dollar-weighted average portfolio maturity of between 3 and 10 years. The fund may invest in high-coupon U.S. Government agency mortgage-backed securities, which consist of interests in underlying mortgages with maturities of up to 30 years. The fund may also invest up to 20% of its net assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concern for safety of principal. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.


    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. The prices of high-coupon U.S. Government agency mortgage-backed securities fall more slowly when interest rates rise than do prices of other fixed-rate securities. Some of the securities purchased by the fund are not guaranteed by the U.S. Government. The agency or instrumentality issuing such security may default or otherwise be unable to honor a financial obligation.

    High-coupon U.S. Government agency mortgage-backed securities provide a higher coupon at the time of purchase than current prevailing market interest rates. The fund may purchase such securities at a premium. If the securities experience a faster principal prepayment rate than expected, both the market value of, and income from, such securities will decrease.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.


    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    To the extent a fund holds cash or cash equivalents for risk management, the fund may not achieve its investment objective.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.


    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

    Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact that the Rule 12b-1 plan of Series II shares would have had if the Series II shares had then existed. Series I shares are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1996*..................................................................   2.03%
1997*..................................................................   7.89%
1998*..................................................................   7.46%
1999*..................................................................  -1.56%
2000*..................................................................   9.85%
2001*..................................................................   6.13%
2002...................................................................   9.25%
2003...................................................................   0.93%
2004...................................................................   2.27%
2005...................................................................       %


* The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is September 19, 2001.


    During the periods shown in the bar chart, the highest quarterly return was [5.41% (quarter ended June 30, 1995)] and the lowest quarterly return was [-2.03% (quarter ended March 31, 1996)].

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.


AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------
                                                                SERIES I
                                                                 SHARES
(for the periods ended                                         INCEPTION
December 31, 2005)             1 YEAR  5 YEARS    10 YEARS        DATE
----------------------------------------------------------------------------
AIM V.I. Government
  Securities Fund                %        %           %          05/05/93(1)
Lehman Brothers U.S.
  Aggregate Bond Index(2,3)      %        %           %                --
Lehman Brothers Intermediate
  U.S. Government and
  Mortgage Index(3,4)            %        %          N/A               --
Lipper Intermediate U.S.
  Government Fund Index(3,5)     %        %           %                --
----------------------------------------------------------------------------



[(1) The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is September 19, 2001.

(2) The Lehman Brothers U.S. Aggregate Bond Index measures the performance of U.S. investment-grade fixed rate bonds with components for government and corporate securities, mortgage pass-throughs and asset-backed securities of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The fund has also included the Lehman Brothers Intermediate U.S. Government and Mortgage Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Intermediate U.S. Government Fund Index (which may or may not include the fund) is included for comparison to a peer-group.
(3) The indices may not reflect payment of fees, expenses or taxes.
(4) The Lehman Brothers Intermediate U.S. Government and Mortgage Index includes securities in the intermediate maturity range of the U.S. Government Index that must have between 1 year and 10 years to final maturity regardless of call features, and fixed-rate mortgage securities with a weighted average of at least 1 year and issued by GNMA, FHLMC, or FNMA.

(5) The Lipper Intermediate U.S. Government Fund Index measures the performance of the 30 largest funds in the Lipper Intermediate U.S. Government category. The funds invest at least 65% of their assets in securities issued or guaranteed by the United States Government, with dollar weighted average maturities of 6 to 10 years.]

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                SERIES II SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                           N/A

Maximum Deferred
Sales Charge (Load)                                                   N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from Series II share assets)                                    SERIES II SHARES
--------------------------------------------------------------------------------
Management Fees                                                           %

Rule (12b-1) Fees

Other Expenses(2)

Total Annual Fund
Operating Expenses(3)
--------------------------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2005 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.


(2) Other Expenses includes interest expense of [0.09%].


(3) The fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to [0.98%] of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and
    (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through June 30, 2006.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Government Securities Fund         $        $         $         $
--------------------------------------------------------------------------------

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

--------------------------------------------------------------------------------


The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:



  - You invest $10,000 in the fund and hold it for the entire 10 year period;
    and



  - Your investment has a 5% return before expenses each year.





There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.


           SERIES II               YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7
----------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)
Cumulative Return Before
  Expenses                                %               %            %            %            %            %            %
Cumulative Return After
  Expenses                                %               %            %            %            %            %            %
End of Year Balance              $               $            $            $            $            $            $
Estimated Annual Expenses        $               $            $            $            $            $            $
----------------------------------------------------------------------------------------------------------------------------

           SERIES II               YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------
Annual Expense Ratio(1)
Cumulative Return Before
  Expenses                                %            %            %
Cumulative Return After
  Expenses                                %            %            %
End of Year Balance              $            $            $
Estimated Annual Expenses        $            $            $
--------------------------------------------------------------------------------------------



(1) Your actual expenses may be higher or lower than those shown above.



DISCLOSURE OF PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.



    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.



    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.



    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.



    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.


ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2005, the advisor received compensation of % of the average daily net assets.



    A discussion regarding the basis for the Board's approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve month period ended December 31, 2005.



PORTFOLIO MANAGER(S)


The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

- Scot W. Johnson (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994. As the lead manager, Mr. Johnson generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Johnson may perform these functions, and the nature of these functions, may change from time to time.

- Clint W. Dudley, Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998.


    They are assisted by the advisor's Taxable Investment Grade Bond Team, which are comprised of portfolio managers, research analysts and other investment professionals. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://ww.aiminvestments.com). The website is not part of this prospectus.


    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and AIM have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.

    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

    Each of these tools is described in more detail below.

    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.

    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the AIM Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund,

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.

    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent the fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.


    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.


    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions will consist primarily of ordinary income.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.

    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

PAYMENTS TO INSURANCE COMPANIES

The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI, the distributor of the fund, or one or more of its corporate affiliates, may make additional cash revenue sharing payments to the insurance company or an affiliate in connection with promotion of the fund and certain other marketing support services. ADI makes these payments from its own resources.


    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits ADI receives when it makes these payments may include, among other things, adding the fund to the list of underlying investment options in insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The revenue sharing payments ADI makes may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold to the insurance company during the particular period. Such payments also may be

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.

    ADI is motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the fund, as well as about fees and/or commissions it charges.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.


    The information for the fiscal year ended 2005 has been audited by [auditor], whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. [Auditor] was appointed by the Audit Committee of the Board as the fund's new independent registered public accounting firm. Such appointment was ratified and approved by the independent trustees of the Board. Information prior to fiscal year 2005 was audited by other public accountants.



                                                                                                             SEPTEMBER 19, 2001
                                                                                                                (DATE SALES
                                                                        YEAR ENDED DECEMBER 31,                COMMENCED) TO
                                                              -------------------------------------------       DECEMBER 31,
                                                               2005          2004       2003       2002             2001
                                                              -------       -------    -------    -------    ------------------
Net asset value, beginning of period                          $             $          $          $                $
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
===============================================================================================================================
    Total from investment operations
===============================================================================================================================
Less distributions:
  Dividends from net investment income
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
===============================================================================================================================
    Total distributions
===============================================================================================================================
Net asset value, end of period                                $             $          $          $                $
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                      %             %          %          %               %
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $             $          $          $                $
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets                              %             %          %          %               %
===============================================================================================================================
Ratio of net investment income to average net assets                 %             %          %          %               %
===============================================================================================================================
Ratio of interest expense to average net assets                      %             %          %          %               %
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(e)                                           %             %          %          %               %
_______________________________________________________________________________________________________________________________
===============================================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at

BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

BY TELEPHONE:          (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, HAVE ALSO BEEN MADE AVAILABLE TO INSURANCE COMPANIES ISSUING VARIABLE PRODUCTS THAT INVEST IN THE FUND.
You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

---------------------------------------------------
   AIM V.I. Government Securities Fund Series II

   SEC 1940 Act file number: 811-07452

---------------------------------------------------

AIMinvestments.com     VIGOV-PRO-2
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                        AIM V.I. HIGH YIELD FUND

                                                                     PROSPECTUS

                                                                    MAY 1, 2006


Series I shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. High Yield Fund seeks to achieve a high level of current income.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series I class shares (Series I shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                              --------------------
                            AIM V.I. HIGH YIELD FUND
                              --------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------



INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------

Fees and Expenses of the Fund                        3

Expense Example                                      3

HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        4
------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------

FUND MANAGEMENT                                      5
------------------------------------------------------

The Advisor                                          5

Advisor Compensation                                 5

Portfolio Manager(s)                                 5

OTHER INFORMATION                                    6
------------------------------------------------------

Purchase and Redemption of Shares                    6

Excessive Short-Term Trading Activity
  Disclosures                                        6

Trade Activity Monitoring                            6

Fair Value Pricing                                   7

Risks                                                7

Pricing of Shares                                    7

Taxes                                                8

Dividends and Distributions                          8

Share Classes                                        8

Payments to Insurance Companies                      8

FINANCIAL HIGHLIGHTS                                10
------------------------------------------------------

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.

    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                              --------------------
                            AIM V.I. HIGH YIELD FUND
                              --------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve a high level of current income. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.


    The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e., "junk bonds". In complying with this 80% investment requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. The fund considers a bond to be a junk bond if it is rated Ba or lower by Moody's Investors Services, Inc. or BB or lower by Standard & Poor's Ratings. The fund will principally invest in junk bonds rated B or above by Moody's Investors Service, Inc. or Standard & Poor's Ratings or deemed by the portfolio managers to be of comparable quality. The fund may also invest in preferred stock. The fund may invest up to 25% of its total assets in foreign securities. The fund may also invest in credit derivatives. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    Although the portfolio managers focus on debt securities that they believe have favorable prospects for high current income, they also consider the possibility of growth of capital of the security. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.


    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. Junk bonds are less sensitive to this risk than are higher-quality bonds.

    Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors claims. The value of junk bonds often fluctuates in response to company, political or economic growth developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or to sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    To the extent the fund holds cash or cash equivalents for risk management, the fund may not achieve its investment objective.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.


    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                              --------------------
                            AIM V.I. HIGH YIELD FUND
                              --------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1999...................................................................   10.52%
2000...................................................................  -19.01%
2001...................................................................   -5.00%
2002...................................................................   -5.84%
2003...................................................................   28.04%
2004...................................................................   11.25%
2005...................................................................    [--]%




    During the period shown in the bar chart, the highest quarterly return was % (quarter ended [June 30, 2003]) and the lowest quarterly return was % (quarter ended [December 31, 2000]).


PERFORMANCE TABLE

The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.


AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------------
(for the periods ended                                          SINCE       INCEPTION
December 31, 2005)                         1 YEAR    5 YEARS   INCEPTION       DATE
-----------------------------------------------------------------------------------------
AIM V.I. High Yield Fund                        %         %          %        05/01/98
Lehman Brothers U.S. Aggregate Bond
  Index(1,2)                                    %         %          %(3)     04/30/98(3)
Lehman Brothers High Yield Index(2,4)           %         %          %(3)     04/30/98(3)
Lipper High Yield Bond Fund Index(2,5)          %         %          %(3)     04/30/98(3)
-----------------------------------------------------------------------------------------



[(1) The Lehman Brothers U.S. Aggregate Bond Index measures the performance of
     U.S. investment-grade fixed rate bonds with components for government and corporate securities, mortgage pass-throughs and asset-backed securities of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The fund has elected to use the Lehman Brothers U.S. Aggregate Bond Index as its broad-based index rather than the Lehman Brothers High Yield Index since the Lehman Brothers U.S. Aggregate Bond Index is such a widely recognized gauge of U.S. stock market performance. The fund will continue to include the Lehman Brothers High Yield Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper High Yield Bond Fund Index (which may or may not include the fund) is included for comparison to a peer-group.

(2) The indices may not reflect payment of fees, expenses or taxes.

(3) The average annual total return given is since the month-end closest to the inception date of the fund's Series I shares.

(4) The Lehman Brothers High Yield Index measures the performance of all fixed-rate, non-investment grade debt-securities excluding pay-in-kind bonds, Eurobonds and debt issues from emerging countries.

(5) The Lipper High Yield Bond Fund Index is an equally weighted representation of the 30 largest funds within the Lipper High Yield Funds category. The funds have no credit rating restriction, but tend to invest in fixed-income securities with lower credit ratings.]

                              --------------------
                            AIM V.I. HIGH YIELD FUND
                              --------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                 SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                            N/A

Maximum Deferred
Sales Charge (Load)                                                    N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from Series I share assets)                                      SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees                                                           %

Other Expenses

Total Annual Fund
Operating Expenses
Fee Waiver(2)
Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2005 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.


(2) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 0.95% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees, and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through June 30, 2006.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES I SHARES          1 YEAR        3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------
AIM V.I. High Yield
Fund                      $              $              $             $
-------------------------------------------------------------------------------

                              --------------------
                            AIM V.I. HIGH YIELD FUND
                              --------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

--------------------------------------------------------------------------------


The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:




  - You invest $10,000 in the fund and hold it for the entire 10 year period;
    and






  - Your investment has a 5% return before expenses each year.





    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.


           SERIES I                YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                   %               %            %            %            %
Cumulative Return Before
  Expenses                                %               %            %            %            %
Cumulative Return After
  Expenses                                %               %            %            %            %
End of Year Balance              $               $            $            $            $
Estimated Annual Expenses        $               $            $            $            $
--------------------------------------------------------------------------------------------------

           SERIES I                YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)                   %            %            %            %            %
Cumulative Return Before
  Expenses                                %            %            %            %            %
Cumulative Return After
  Expenses                                %            %            %            %            %
End of Year Balance              $            $            $            $            $
Estimated Annual Expenses        $            $            $            $            $
--------------------------------------------------------------------------------------------------



(1) Your actual expenses may be higher or lower than those shown.



DISCLOSURE OF PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.



    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                              --------------------
                            AIM V.I. HIGH YIELD FUND
                              --------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.



    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.



    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.



    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.


ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2005 the advisor received
compensation of      % of average daily net assets.



    A discussion regarding the basis for the Board's approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve month period ended December 31, 2005.



PORTFOLIO MANAGER(S)


The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

- Peter Ehret (co-lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 2001. From 1992 to 2001, he was director of high yield research and portfolio manager for Van Kampen Investment Advisory Corp.

- Carolyn L. Gibbs (co-lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1992.

- Darren S. Hughes, Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 1992.

    The lead manages generally have final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead manages may perform these functions, and the nature of these functions, many change from time to time.


    They are assisted by the advisor's Taxable High Yield Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.


    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

                              --------------------
                            AIM V.I. HIGH YIELD FUND
                              --------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and AIM have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.

    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

    Each of these tools is described in more detail below.

    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their contract owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by contract owners.

    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.

                              --------------------
                            AIM V.I. HIGH YIELD FUND
                              --------------------

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the AIM Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund,

                              --------------------
                            AIM V.I. HIGH YIELD FUND
                              --------------------

the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.

    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent the fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.


    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.


    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions will consist primarily of ordinary income.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.

    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

PAYMENTS TO INSURANCE COMPANIES

ADI, the distributor of the fund, or one or more of its corporate affiliates, may make cash revenue sharing payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the fund and certain other marketing support services. ADI makes these payments from its own resources.


    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits ADI receives when it makes these payments may include, among other things, adding the fund to the list of underlying investment options in insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The revenue sharing payments ADI makes may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold to the insurance company during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    ADI is motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the fund with respect to those assets.

                              --------------------
                            AIM V.I. HIGH YIELD FUND
                              --------------------


    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the fund, as well as about fees and/or commissions it charges.

                              --------------------
                            AIM V.I. HIGH YIELD FUND
                              --------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal years (or period) indicated.


    The information for the fiscal year ended 2005 has been audited by [auditor] whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. [Auditor] was appointed by the Audit Committee of the Board as the fund's new independent registered public accounting firm. Such appointment was ratified and approved by the independent trustees of the Board. Information prior to fiscal year 2005 was audited by other public accountants.



                                                                             YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------
                                                               2005          2004       2003       2002       2001
                                                              -------       -------    -------    -------    -------
Net asset value, beginning of period                                        $          $          $          $
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
--------------------------------------------------------------------------------------------------------------------
  Net increase from payments by affiliates                                                  --         --         --
====================================================================================================================
    Total from investment operations
====================================================================================================================
Less dividends from net investment income
====================================================================================================================
Net asset value, end of period                                              $          $          $          $
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(c)                                                                    %          %          %          %
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                    $          $          $          $
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets                                            %          %          %          %
====================================================================================================================
Ratio of net investment income to average net assets                               %          %          %          %
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                                                            %          %          %          %
____________________________________________________________________________________________________________________
====================================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at

BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

BY TELEPHONE:          (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, HAVE ALSO
BEEN MADE AVAILABLE TO INSURANCE COMPANIES ISSUING VARIABLE PRODUCTS THAT INVEST IN THE FUND.
You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM V.I. High Yield Fund Series I

   SEC 1940 Act file number: 811-0452

----------------------------------------

AIMinvestments.com     VIHYI-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                        AIM V.I. HIGH YIELD FUND

                                                                     PROSPECTUS

                                                                    MAY 1, 2006


Series II shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. High Yield Fund seeks to achieve a high level of current income.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series II class shares (Series II shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3
Performance Table                                    4
FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fees and Expenses of the Fund                        5
Expense Example                                      5
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        6
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     6
------------------------------------------------------
FUND MANAGEMENT                                      7
------------------------------------------------------
The Advisor                                          7
Advisor Compensation                                 7
Portfolio Manager(s)                                 7
OTHER INFORMATION                                    8
------------------------------------------------------
Purchase and Redemption of Shares                    8
Excessive Short-Term Trading Activity
  Disclosures                                        8
Trade Activity Monitoring                            8
Fair Value Pricing                                   9
Risks                                                9
Pricing of Shares                                    9
Taxes                                               10
Dividends and Distributions                         10
Share Classes                                       10
Distribution Plan                                   10
Payments to Insurance Companies                     10
FINANCIAL HIGHLIGHTS                                12
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.

    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve a high level of current income. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.


    The fund seeks to meet its objective by investing at, normally, least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e., "junk bonds." In complying with this 80% investment requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. The fund considers a bond to be a junk bond if it is rated Ba or lower by Moody's Investors Service, Inc. or BB or lower by Standard & Poor's Ratings. The fund will principally invest in junk bonds rated B or above by Moody's Investors Service, Inc. or Standard & Poor's Ratings or deemed by the portfolio managers to be of comparable quality. The fund may also invest in preferred stock. The fund may invest up to 25% of its total assets in foreign securities. The fund may also invest in credit derivatives. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.



    Although the portfolio managers focus on debt securities that they believe have favorable prospects for high current income, they also consider the possibility of growth of capital of the security. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.


    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.


  The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.



PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. Junk bonds are less sensitive to this risk than are higher-quality bonds.

    Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors claims. The value of junk bonds often fluctuates in response to company, political or economic growth developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or to sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    To the extent a fund holds cash or cash equivalents for risk management, the fund may not achieve its investment objective.

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.


    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

    Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact that the Rule 12b-1 plan of Series II shares would have had if the Series II shares had then existed. Series I shares are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                        ANNUAL
YEARS ENDED                                                              TOTAL
DECEMBER 31                                                             RETURNS
-----------                                                            ---------
1999*................................................................   10.25%
2000*................................................................  -19.21%
2001*................................................................  -5.23%%
2002*................................................................   -6.08%
2003.................................................................   27.89%
2004.................................................................   11.14%
2005.................................................................    [    ]%


* The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is March 26, 2002.


    During the period shown in the bar chart, the highest quarterly return was % (quarter ended [June 30, 2003]) and the lowest quarterly return was % (quarter ended [December 31, 2000]).

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
                                                                              SERIES I
                                                                               SHARES
(for the periods ended                                         SINCE         INCEPTION
December 31, 2005)                        1 YEAR   5 YEARS   INCEPTION          DATE
------------------------------------------------------------------------------------------
AIM V.I. High Yield Fund                       %        %             %        05/01/98(1)
Lehman Brothers U.S. Aggregate Bond
  Index(2,3)                                   %        %             %(4)     04/30/98(4)
Lehman Brothers High Yield Index(3,5)          %        %             %(4)     04/30/98(4)
Lipper High Yield Bond Fund Index(3,6)         %        %             %(4)     04/30/98(4)
------------------------------------------------------------------------------------------



[(1) The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is March 26, 2002.

(2) The Lehman Brothers U.S. Aggregate Bond Index measures the performance of U.S. investment-grade fixed rate bonds with components for government and corporate securities, mortgage pass-throughs and asset-backed securities of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The fund has elected to use the Lehman Brothers U.S. Aggregate Bond Index as its broad-based index rather than the Lehman Brothers High Yield Index since the Lehman Brothers U.S. Aggregate Bond Index is such a widely recognized gauge of U.S. stock market performance. The fund will continue to include the Lehman Brothers High Yield Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper High Yield Bond Fund Index (which may or may not include the fund) is included for comparison to a peer-group.
(3) The indices may not reflect payment of fees, expenses or taxes.

(4) The average annual total return given is since the month-end closest to the inception date of the fund's Series I shares.

(5) The Lehman Brothers High Yield Index measures the performance of all fixed-rate, non-investment grade debt-securities excluding pay-in-kind bonds, Eurobonds and debt issues from emerging countries.

(6) The Lipper High Yield Bond Fund Index is an equally weighted representation of the 30 largest funds within the Lipper High Yield Funds category. The funds have no credit rating restriction, but tend to invest in fixed-income securities with lower credit ratings.]

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract product buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                              SERIES II SHARES
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                          N/A

Maximum Deferred
Sales Charge (Load)                                                  N/A
-------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
-------------------------------------------------------------------------------
(expenses that are deducted                                           SERIES II
from Series II share assets)                                          SHARES
-------------------------------------------------------------------------------
Management Fees                                                             %

Rule 12b-1 Fees

Other Expenses

Total Annual Fund
Operating Expenses

Fee Waiver(2)

Net Annual Fund Operating Expenses
-------------------------------------------------------------------------------



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2005 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.


(2) The fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.20% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees, and
    (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through June 30, 2006.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. High Yield Fund                    $        $         $         $
--------------------------------------------------------------------------------

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

--------------------------------------------------------------------------------


The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:




  - You invest $10,000 in the fund and hold it for the entire 10 year period;
    and






  - Your investment has a 5% return before expenses each year.



There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.


           SERIES II               YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                   %               %            %            %            %
Cumulative Return Before
  Expenses                                %               %            %            %            %
Cumulative Return After
  Expenses                                %               %            %            %            %
End of Year Balance              $               $            $            $            $
Estimated Annual Expenses        $               $            $            $            $
--------------------------------------------------------------------------------------------------

           SERIES II               YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)                   %            %            %            %            %
Cumulative Return Before
  Expenses                                %            %            %            %            %
Cumulative Return After
  Expenses                                %            %            %            %            %
End of Year Balance              $            $            $            $            $
Estimated Annual Expenses        $            $            $            $            $
--------------------------------------------------------------------------------------------------



(1) Your actual expenses may be higher or lower than those shown.



DISCLOSURE OF PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.



    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.



    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.



    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.


ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2005 the advisor received
compensation of    % of average daily net assets.



    A discussion regarding the basis for the Board's approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve month period ended December 31, 2005.



PORTFOLIO MANAGER(S)


The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolios:

- Peter Ehret (co-lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 2001. From 1992 to 2001, he was director of high yield research and portfolio manager for Van Kampen Investment Advisory Corp.

- Carolyn L. Gibbs (co-lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1992.

- Darren S. Hughes, Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 1992.

    The lead managers generally have final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead managers may perform these functions, and the nature of these functions, may change from time to time.


    They are assisted by the advisor's Taxable High Yield Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------

(http://www.aiminvestments.com). The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and AIM have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.

    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the fund:


(1) trade activity monitoring; and


(2) the use of fair value pricing consistent with procedures approved by the Board.

    Each of these tools is described in more detail below.

    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------

the AIM Affiliates will be able to detect or deter market timing by variable product owners.

    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the AIM Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.

PRICING OF SHARES


DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------

determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.

    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent the fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.


    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.


    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions will consist primarily of ordinary income.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.

    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.


PAYMENTS TO INSURANCE COMPANIES

The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI, the distributor of the fund, or one or more of its corporate affiliates, may make additional cash revenue sharing payments to the insurance company or an affiliate in connection with promotion of the fund and certain other marketing support services. ADI makes these payments from its own resources.

    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits ADI receives when it makes these payments

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------


may include, among other things, adding the fund to the list of underlying investment options in insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The revenue sharing payments ADI makes may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold to the insurance company during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    ADI is motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the fund, as well as about fees and/or commissions it charges.

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal year (or period) indicated.


    The information for the fiscal year 2005 has been audited by [auditor], whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. [Auditor] was appointed by the Audit Committee of the Board as the fund's new independent registered public accounting firm. Such appointment was ratified and approved by the independent trustees of the Board. Information prior to fiscal year 2005 was audited by other public accountants.



                                                                                                  MARCH 26, 2002
                                                                                                   (DATE SALES
                                                                  YEAR ENDED DECEMBER 31,         COMMENCED) TO
                                                              --------------------------------     DECEMBER 31,
                                                               2005         2004         2003          2002
                                                              ------       ------       ------    --------------
Net asset value, beginning of period                          $            $            $             $
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
----------------------------------------------------------------------------------------------------------------
  Net increase from payments by affiliates
----------------------------------------------------------------------------------------------------------------
    Total from investment operations
================================================================================================================
Less distributions:
  Dividends from net investment income
================================================================================================================
Net asset value, end of period                                $            $            $             $
________________________________________________________________________________________________________________
================================================================================================================
Total return                                                        %            %            %             %
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $            $            $             $
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    %            %            %             %
----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 %            %            %             %
================================================================================================================
Ratio of net investment income to average net assets                %            %            %             %
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate                                             %            %            %             %
________________________________________________________________________________________________________________
================================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at

BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

BY TELEPHONE:          (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, HAVE ALSO
BEEN MADE AVAILABLE TO INSURANCE COMPANIES ISSUING VARIABLE PRODUCTS THAT INVEST IN THE FUND.

You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM V.I. High Yield Fund Series II

   SEC 1940 Act file number: 811-07452

----------------------------------------

AIMinvestments.com     VIHYI-PRO-2
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                         AIM V.I. INTERNATIONAL CORE EQUITY FUND

                                                                     PROSPECTUS
                                                                    MAY 1, 2006

Series I shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. International Core Equity Fund seeks total return.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series I class shares (Series I shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                           -------------------------
                    AIM V.I. INTERNATIONAL CORE EQUITY FUND
                           -------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

FEE TABLE AND EXPENSE EXAMPLE                        2
------------------------------------------------------
Fees and Expenses of the Fund                        2
Expense Example                                      2
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        3
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     3
------------------------------------------------------
FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4
Advisor Compensation                                 4
Portfolio Manager(s)                                 4
OTHER INFORMATION                                    5
------------------------------------------------------
Purchase and Redemption of Shares                    5
Excessive Short-Term Trading Activity
  Disclosures                                        5
Trade Activity Monitoring                            5
Fair Value Pricing                                   6
Risks                                                6
Pricing of Shares                                    6
Taxes                                                7
Dividends and Distributions                          7
Share Classes                                        7
Payments to Insurance Companies                      7
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.

    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                           -------------------------
                    AIM V.I. INTERNATIONAL CORE EQUITY FUND
                           -------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide total return. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.

    The fund seeks to meet its objective by investing in a diversified portfolio that consists primarily of equity securities of foreign issuers that are, in the portfolio managers' view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The fund focuses its investments in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The fund will normally invest in the securities of companies located in at least four countries outside of the United States, emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin. The fund may invest up to 100% of its assets in foreign securities.

    At the present time, the fund's portfolio managers intend to invest no more than 20% of the fund's total assets in companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund may invest up to 20% of its total assets in securities exchangeable for or convertible into marketable equity securities of foreign issuers. The fund may also invest up to 20% of its total assets in high-grade short-term securities and debt securities, including U.S. Government obligations, investment grade corporate bonds, or taxable municipal securities, whether denominated in U.S. dollars or foreign currencies. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting investments for the fund, the portfolio managers seek to identify undervalued companies that have a minimum market capitalization above one billion dollars which are, in their opinion, well-established companies with stable earnings and below average debt. Investments selected by the portfolio managers tend to have higher yields, lower price to earnings ratios and higher earnings growth than the fund's benchmark. In analyzing potential investments, the portfolio managers communicate directly with management of companies and conduct research on all companies meeting their criteria in a specific sector irrespective of the company's domicile. The fund's portfolio managers consider selling a security when (1) its share price increases and its internal valuation ranking deteriorates relative to other companies, (2) if the security's fundamentals deteriorate or (3) if a security causes the portfolio's sector or regional weighting relative to its benchmark to fall outside acceptable risk parameters.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates -- The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions -- The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations -- Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets and Liquidity -- The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    To the extent the fund holds cash or cash equivalents for risk management, the fund may not achieve its investment objective.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                           -------------------------
                    AIM V.I. INTERNATIONAL CORE EQUITY FUND
                           -------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                 SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                            N/A

Maximum Deferred
Sales Charge (Load)                                                    N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."

ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from Series I share assets)                                      SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees                                                       [0.94%

Rule (12b-1) Fees                                                      None
Other Expenses                                                         5.30

Total Annual Fund
Operating Expenses                                                     6.24
Fee Waiver(2)                                                          5.14

Net Annual Fund Operating Expenses                                    1.10]
--------------------------------------------------------------------------------

[(1) Except as otherwise noted, figures shown in the table are based on estimated net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.10% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
     (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through April 30, 2007.]

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES I SHARES                            1 YEAR   3 YEARS
-----------------------------------------------------------
AIM V.I. International Core Equity Fund    $[112]   $[1,393]
-----------------------------------------------------------

                           -------------------------
                    AIM V.I. INTERNATIONAL CORE EQUITY FUND
                           -------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

  - You invest $10,000 in the fund and hold it for the entire 10 year period;
    and



  - Your investment has a 5% return before expenses each year.



There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

        SERIES I            YEAR 1           YEAR 2        YEAR 3        YEAR 4       YEAR 5
----------------------------------------------------------------------------------------------
Annual Expense Ratio(1)         1.10%            6.24%         6.24%         6.24%        6.24%
Cumulative Return Before
  Expenses                      5.00%           10.25%        15.76%        21.55%       27.63%
Cumulative Return After
  Expenses                      3.90%            2.61%         1.34%         0.08%       (1.16)%
End of Year Balance       $10,390.00       $10,261.16    $10,133.93    $10,008.26    $9,884.16
Estimated Annual
  Expenses                $   112.15       $   644.32    $   636.33    $   628.44    $  620.64
----------------------------------------------------------------------------------------------

        SERIES I           YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
Annual Expense Ratio(1)        6.24%        6.24%        6.24%        6.24%        6.24%
Cumulative Return Before
  Expenses                    34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                    (2.38)%      (3.59)%      (4.79)%      (5.97)%      (7.14)%
End of Year Balance       $9,761.60    $9,640.55    $9,521.01    $9,402.95    $9,286.35
Estimated Annual
  Expenses                $  612.95    $  605.35    $  597.84    $  590.43    $  583.11
----------------------------------------------------------------------------------------------

(1) Your actual expenses may be higher or lower than those shown.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                           -------------------------
                    AIM V.I. INTERNATIONAL CORE EQUITY FUND
                           -------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. INVESCO Global Asset Management (N.A.), Inc. (the sub-advisor or IGAM) serves as the fund's sub-advisor, and is located at 1360 Peachtree Street, Suite 100, Atlanta, Georgia 30309. As sub-advisor, IGAM is responsible for the fund's day-to-day management, including the fund's investment decisions and the execution of securities transactions with respect to the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

The advisor is to receive a fee from the fund calculated at the following annual rates:

       0.935% of the first $250 million
         0.91% of the next $250 million
        0.885% of the next $500 million
         0.86% of the next $1.5 billion
        0.835% of the next $2.5 billion
         0.81% of the next $2.5 billion
        0.785% of the next $2.5 billion
   0.76% of the excess over $10 billion

PORTFOLIO MANAGER(S)

    The fund is managed by the sub-advisor's investment team, which is comprised of portfolio managers, some of whom also have research responsibilities, who collectively make decisions about investments in the fund under the direction of the Chief Investment Officer. The five most senior members of the team with the most significant responsibility within the investment team are:

- Erik B. Granade, Portfolio Manager, Chief Investment Officer, who has been responsible for the fund since 2006 and has been associated with the sub-advisor and/or its affiliates since 1996.

- W. Lindsay Davidson, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the sub-advisor and/or its affiliates since 1984.

- Michele T. Garren, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the sub-advisor and/or its affiliates since 1997.

- Kent A. Starke, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the sub-advisor and/or its affiliates since 1992.

- Ingrid E. Baker, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the sub-advisor and/or its affiliates since 1999.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

                           -------------------------
                    AIM V.I. INTERNATIONAL CORE EQUITY FUND
                           -------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and AIM have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.

    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the fund:

(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.

    Each of these tools is described in more detail below.

    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.

    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.

                           -------------------------
                    AIM V.I. INTERNATIONAL CORE EQUITY FUND
                           -------------------------

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the AIM Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund,

                           -------------------------
                    AIM V.I. INTERNATIONAL CORE EQUITY FUND
                           -------------------------

the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.

    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent the fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.

    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.

    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

PAYMENTS TO INSURANCE COMPANIES

ADI, the distributor of the fund, or one or more of its corporate affiliates, may make cash revenue sharing payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the fund and certain other marketing support services. ADI makes these payments from its own resources.

    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits ADI receives when it makes these payments may include, among other things, adding the fund to the list of underlying investment options in insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The revenue sharing payments ADI makes may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold to the insurance company during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.

    ADI is motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the fund with respect to those assets.

                           -------------------------
                    AIM V.I. INTERNATIONAL CORE EQUITY FUND
                           -------------------------


    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the fund, as well as about fees and/or commissions it charges.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at

BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

BY TELEPHONE:          (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED
ON FORM N-Q, HAVE ALSO BEEN MADE AVAILABLE TO
INSURANCE COMPANIES ISSUING VARIABLE PRODUCTS THAT
INVEST IN THE FUND.

You can also review and obtain copies of the fund's SAI, financial reports, the fund's Form N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------------------------
   AIM V.I. International Core Equity Fund Series I
   SEC 1940 Act file number: 811-07452
------------------------------------------------------

AIMinvestments.com     I-VIICE-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                         AIM V.I. INTERNATIONAL CORE EQUITY FUND

                                                                     PROSPECTUS
                                                                    MAY 1, 2006

Series II shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. International Core Equity Fund seeks total return.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series II class shares (Series II Shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                    ---------------------------------------
                    AIM V.I. INTERNATIONAL CORE EQUITY FUND
                    ---------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
FEE TABLE AND EXPENSE EXAMPLE                        2
------------------------------------------------------
Fees and Expenses of the Fund                        2
Expense Example                                      2
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        3
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     3
------------------------------------------------------
FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4
Advisor Compensation                                 4
Portfolio Manager(s)                                 4
OTHER INFORMATION                                    5
------------------------------------------------------
Purchase and Redemption of Shares                    5
Excessive Short-Term Trading Activity
  Disclosures                                        5
Trade Activity Monitoring                            5
Fair Value Pricing                                   6
Risks                                                6
Pricing of Shares                                    6
Taxes                                                7
Dividends and Distributions                          7
Share Classes                                        7
Distribution Plan                                    7
Payments to Insurance Companies                      7
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.

    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                    ---------------------------------------
                    AIM V.I. INTERNATIONAL CORE EQUITY FUND
                    ---------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide total return. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.

    The fund seeks to meet its objective by investing in a diversified portfolio that consists primarily of equity securities of foreign issuers that are, in the portfolio managers' view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The fund focuses its investments in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The fund will normally invest in the securities of companies located in at least four countries outside of the United States, emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin. The fund may invest up to 100% of its assets in foreign securities.

    At the present time, the fund's portfolio managers intend to invest no more than 20% of the fund's total assets in companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund may invest up to 20% of its total assets in securities exchangeable for or convertible into marketable equity securities of foreign issuers. The fund may also invest up to 20% of its total assets in high-grade short-term securities and debt securities, including U.S. Government obligations, investment grade corporate bonds, or taxable municipal securities, whether denominated in U.S. dollars or foreign currencies. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting investments for the fund, the portfolio managers seek to identify undervalued companies that have a minimum market capitalization above one billion dollars which are, in their opinion, well-established companies with stable earnings and below average debt. Investments selected by the portfolio managers tend to have higher yields, lower price to earnings ratios and higher earnings growth than the fund's benchmark. In analyzing potential investments, the portfolio managers communicate directly with management of companies and conduct research on all companies meeting their criteria in a specific sector irrespective of the company's domicile. The fund's portfolio managers consider selling a security when (1) its share price increases and its internal valuation ranking deteriorates relative to other companies, (2) if the security's fundamentals deteriorate or (3) if a security causes the portfolio's sector or regional weighting relative to its benchmark to fall outside acceptable risk parameters.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates -- The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions -- The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations -- Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets and Liquidity -- The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    To the extent the fund holds cash or cash equivalents for risk management, the fund may not achieve its investment objective.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                    ---------------------------------------
                    AIM V.I. INTERNATIONAL CORE EQUITY FUND
                    ---------------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
----------------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                        SERIES II SHARES
----------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                   N/A

Maximum Deferred
Sales Charge (Load)                                                           N/A
----------------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."

ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
----------------------------------------------------------------------------------------
(expenses that are deducted
from Series II share assets)                                            SERIES II SHARES
----------------------------------------------------------------------------------------
Management Fees                                                               [0.94%

Rule (12b-1) Fees                                                             0.25

Other Expenses                                                                5.30

Total Annual Fund Operating Expenses                                          6.49

Fee Waiver(2)                                                                 5.14

Net Annual Fund Operating Expenses                                            1.35]
----------------------------------------------------------------------------------------

[(1) Except as otherwise noted, figures shown in the table are based on estimated net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The fund's advisor and distributor have contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.35% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through April 30, 2007.]

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES II SHARES                           1 YEAR   3 YEARS
-----------------------------------------------------------
AIM V.I. International Core Equity Fund    $[137]   $[1,463]
-----------------------------------------------------------

                    ---------------------------------------
                    AIM V.I. INTERNATIONAL CORE EQUITY FUND
                    ---------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

  - You invest $10,000 in the fund and hold it for the entire 10 year period;
    and



  - Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SERIES II                       YEAR 1          YEAR 2       YEAR 3      YEAR 4      YEAR 5
---------------------------------------------------------------------------------------------
Annual Expense Ratio(1)            1.35%           6.49%        6.49%       6.49%       6.49%
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%      21.55%      27.63%
Cumulative Return After
  Expenses                         3.65%           2.11%        0.58%       (0.91)%     (2.39)%
End of Year Balance           $10,365.00      $10,210.56   $10,058.42   $9,908.55   $9,760.92
Estimated Annual Expenses     $   137.46      $   667.68   $   657.73   $  647.93   $  638.27
---------------------------------------------------------------------------------------------

SERIES II                      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
Annual Expense Ratio(1)           6.49%       6.49%       6.49%       6.49%       6.49%
Cumulative Return Before
  Expenses                       34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative Return After
  Expenses                        (3.85)%     (5.28)%     (6.69)%     (8.08)%     (9.45)%
End of Year Balance           $9,615.48   $9,472.21   $9,331.07   $9,192.04   $9,055.08
Estimated Annual Expenses     $  628.76   $  619.40   $  610.17   $  601.07   $  592.12
---------------------------------------------------------------------------------------------

(1) Your actual expenses may be higher or lower than those shown.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                    ---------------------------------------
                    AIM V.I. INTERNATIONAL CORE EQUITY FUND
                    ---------------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. INVESCO Global Asset Management (N.A.), Inc. (the sub-advisor or IGAM) serves as the fund's sub-advisor, and is located at 1360 Peachtree Street, Suite 100, Atlanta, Georgia 30309. As sub-advisor, IGAM is responsible for the fund's day-to-day management, including the fund's investment decisions and the execution of securities transactions with respect to the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

The advisor is to receive a fee from the fund calculated at the following annual rates:

     0.935% of the first $250 million
     0.91% of the next $250 million
     0.885% of the next $500 million
     0.86% of the next $1.5 billion
     0.835% of the next $2.5 billion
     0.81% of the next $2.5 billion
     0.785% of the next $2.5 billion
     0.76% of the excess over $10 billion

PORTFOLIO MANAGER(S)

The fund is managed by the sub-advisor's investment team, which is comprised of portfolio managers, some of whom also have research responsibilities, who collectively make decisions about investments in the fund under the direction of the Chief Investment Officer. The five most senior members of the team with the most significant responsibility within the investment team are:

- Erik B. Granade, Portfolio Manager, Chief Investment Officer, who has been responsible for the fund since 2006 and has been associated with the sub-advisor and/or its affiliates since 1996.

- W. Lindsay Davidson, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the sub-advisor and/or its affiliates since 1984.

- Michele T. Garren, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the sub-advisor and/or its affiliates since 1997.

- Kent A. Starke, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the sub-advisor and/or its affiliates since 1992.

- Ingrid E. Baker, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the sub-advisor and/or its affiliates since 1999.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

                    ---------------------------------------
                    AIM V.I. INTERNATIONAL CORE EQUITY FUND
                    ---------------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and AIM have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.

    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the fund:

(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.

    Each of these tools is described in more detail below.

    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.

    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.

                    ---------------------------------------
                    AIM V.I. INTERNATIONAL CORE EQUITY FUND
                    ---------------------------------------

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the AIM Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund,

                    ---------------------------------------
                    AIM V.I. INTERNATIONAL CORE EQUITY FUND
                    ---------------------------------------

the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.

    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent the fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.

    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.

    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays this fee out of its assets on an ongoing basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of charges.

PAYMENTS TO INSURANCE COMPANIES

The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI, the distributor of the fund, or one or more of its corporate affiliates, may make additional cash revenue sharing payments to the insurance company or an affiliate in connection with promotion of the fund and certain other marketing support services. ADI makes these payments from its own resources.

    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits ADI receives when it makes these payments may include, among other things, adding the fund to the list of underlying investment options in insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The revenue sharing payments ADI makes may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold to the insurance company during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in

                    ---------------------------------------
                    AIM V.I. INTERNATIONAL CORE EQUITY FUND
                    ---------------------------------------

which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.

    ADI is motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the fund, as well as about fees and/or commissions it charges.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you wish to obtain free copies of the fund's current SAI, or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at

BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

BY TELEPHONE:          (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.


THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, HAVE ALSO
BEEN MADE AVAILABLE TO INSURANCE COMPANIES ISSUING VARIABLE PRODUCTS THAT INVEST IN THE FUND.

You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM V.I. International Core Equity Fund Series II
   SEC 1940 Act file number: 811-07452
----------------------------------------

AIMinvestments.com     I-VIICE-PRO-2

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                  AIM V.I. LARGE CAP GROWTH FUND

                                                                     PROSPECTUS

                                                                    MAY 1, 2006


Series I shares

Shares of the fund are currently offered only to insurance company separate accounts, funding variable annuity contracts and variable life insurance policies. AIM V.I. Large Cap Growth Fund seeks to provide long-term growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series I class shares (Series I shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Return                                  2
Performance Table                                    2
FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fees and Expenses of the Fund                        3
Expense Example                                      3
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        4
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------
FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5
Advisor Compensation                                 5
Portfolio Manager(s)                                 6
OTHER INFORMATION                                    6
------------------------------------------------------
Purchase and Redemption of Shares                    6
Excessive Short-Term Trading Activity
  Disclosures                                        6
Trade Activity Monitoring                            7
Fair Value Pricing                                   7
Risks                                                7
Pricing of Shares                                    7
Taxes                                                8
Dividends and Distributions                          8
Share Classes                                        8
Payments to Insurance Companies                      8
FINANCIAL HIGHLIGHTS                                10
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.

    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.


    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of large-capitalization companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 1000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The smallest capitalized company included in the Russell 1000--Registered Trademark-- Index during the above-referenced period ended
March 31, 2006, had a market capitalization of $     million. The fund may
invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    The fund's portfolio managers may focus on securities of companies with market capitalizations that are within the top 50% of stocks in the Russell 1000--Registered Trademark-- Index at the time of purchase. The portfolio managers purchase securities of a limited number of large-cap companies that they believe have the potential for above-average growth in revenues and earnings. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    The principal risk of investments in synthetic instruments is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. Also, synthetic instruments are subject to counter party risk which is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the fund.


    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's Series I shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2004...................................................................    9.08%
2005...................................................................    [  ]%



    During the period shown in the bar chart, the highest quarterly return was % (quarter ended [December 31, 2004]) and the lowest quarterly return was % (quarter ended [September 30, 2004]).


PERFORMANCE TABLE

The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.


AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                                                                   SERIES I
                                                                    SHARES
(for the periods ended                               SINCE        INCEPTION
December 31, 2005)                       1 YEAR    INCEPTION         DATE
-------------------------------------------------------------------------------
AIM V.I. Large Cap Growth Fund                %            %        08/29/03
Standard & Poor's 500 Index(1,2)              %            %(3)   08/31/03(3)
Russell 1000--Registered Trademark--
  Growth Index(2,4)                           %            %(3)   08/31/03(3)
Lipper Large-Cap Growth Fund Index(2,5)       %            %(3)   08/31/03(3)
-------------------------------------------------------------------------------



([1) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Russell 1000--Registered Trademark-- Growth Index as its style-specific index because the fund believes the Russell 1000--Registered Trademark-- Growth Index more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Large-Cap Growth Fund Index (which may or may not include the fund) is included for comparison to a peer group.

(2) The indices may not reflect payment of fees, expenses or taxes.

(3) The average annual total return given is since the month-end closest to the inception of the fund's Series I shares.

(4) The Russell 1000--Registered Trademark-- Growth Index measures the performance of those Russell 1000--Registered Trademark-- Index companies with higher price-to-book ratios and higher forecasted growth values.

(5) The Lipper Large-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Growth category. These funds, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-Cap Growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three year sales-per-share growth value, compared to the S&P 500 index.]

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                 SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                            N/A

Maximum Deferred
Sales Charge (Load)                                                    N/A
--------------------------------------------------------------------------------

"N/A" in the above tables means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from Series I share assets)                                      SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees(2)                                                        %

Other Expenses

Total Annual Fund
Operating Expenses

Fee Waivers and/or Expense Reimbursements(2,3)

Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2005 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.


(2) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. This agreement is reflected in the Fee Waiver. (See "Fund Management--Advisor Compensation").


(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.01% of average daily nets assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through June 30, 2006.]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES I SHARES                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------
AIM V.I. Large Cap Growth Fund                                    $       $         $          $
------------------------------------------------------------------------------------------------------

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

--------------------------------------------------------------------------------


The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:



  - You invest $10,000 in the fund and hold it for the entire 10 year period;
    and





  - Your investment has a 5% return before expenses each year.



There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.


           SERIES I                YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------------
Annual Expense(1) Ratio                   %               %            %            %            %
Cumulative Return Before
  Expenses                                %               %            %            %            %
Cumulative Return After
  Expenses                                %               %            %            %            %
End of Year Balance              $               $            $            $            $
Estimated Annual Expenses        $               $            $            $            $
--------------------------------------------------------------------------------------------------
(1) Your actual expenses may be higher or lower than those shown.

           SERIES I                YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense(1) Ratio                   %            %            %            %            %
Cumulative Return Before
  Expenses                                %            %            %            %            %
Cumulative Return After
  Expenses                                %            %            %            %            %
End of Year Balance              $            $            $            $            $
Estimated Annual Expenses        $            $            $            $            $
--------------------------------------------------------------------------------------------------
(1) Your actual expenses may be



DISCLOSURE OF PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.



    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.



    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.



    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.



    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.


ADVISOR COMPENSATION


During the fiscal year ended December 31, 2005, the advisor did not receive any compensation due to contractual expense limitation agreements between the advisor and the fund. The annual management fee payable to the advisor pursuant to the investment advisory agreement ranged from [0.75% to 0.625%] of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to June 30, 2006. The advisor will waive advisory fees to the extent necessary so that the advisory fee payable does not exceed the advisory fee rates after January 1, 2005. Following are the advisory fee rates before and after January 1, 2005.


       ADVISORY FEE RATES BEFORE                  ADVISORY FEE RATES AFTER
         JANUARY 1, 2005 WAIVER                    JANUARY 1, 2005 WAIVER
----------------------------------------------------------------------------------
0.75% of the first $1 billion...........          0.695% of the first $250 million
0.70% of the next $1 billion............            0.67% of the next $250 million
0.625% of the excess over $2 billion....           0.645% of the next $500 million
                                                    0.62% of the next $1.5 billion
                                                   0.595% of the next $2.5 billion
                                                    0.57% of the next $2.5 billion
                                                   0.545% of the next $2.5 billion
                                              0.52% of the excess over $10 billion



    A discussion regarding the basis for the Board's approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve month period ended December 31, 2005.

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------


PORTFOLIO MANAGER(S)


The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

- Geoffrey V. Keeling, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1995.

- Robert L. Shoss, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1995.


    They are assisted by the advisor's Large Cap Growth Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.


    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and AIM have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.

    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.

    Each of these tools is described in more detail below.

    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.

    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the fund. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.

FAIR VALUE PRICING

Securities owned by the fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the fund may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the AIM Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

methods and pricing services can change from time to time as approved by the Board.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.

    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent the fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.


    The fund discloses portfolio holdings at different times and with different lag times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.


    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.

    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan". This prospectus relates to the Series I shares.

PAYMENTS TO INSURANCE COMPANIES

ADI, the distributor of the fund, or one or more of its corporate affiliates, may make cash revenue sharing payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the fund and certain other marketing support services. ADI makes these payments from its own resources.

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------



    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits ADI receives when it makes these payments may include, among other things, adding the fund to the list of underlying investment options in insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The revenue sharing payments ADI makes may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold to the insurance company during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    ADI is motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the fund, as well as about fees and/or commissions it charges.

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal years (or period) indicated.


    The information for the fiscal year 2005 has been audited by [auditor], whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. [Auditor] was appointed by the Audit Committee of the Board as the fund's new independent registered public accounting firm. Such appointment was ratified and approved by the independent trustees of the Board. Information prior to fiscal year 2005 was audited by other public accountants.



                                                                                          AUGUST 29, 2003
                                                                   YEAR ENDED             (DATE OPERATIONS
                                                                  DECEMBER 31,             COMMENCED) TO
                                                              ---------------------         DECEMBER 31,
                                                               2005           2004              2003
                                                              ------         ------       ----------------
Net asset value, beginning of period                                         $                 $
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                                   (a)
----------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)
==========================================================================================================
    Total from investment operations
==========================================================================================================
Less distributions:
  Dividends from net investment income
----------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
==========================================================================================================
    Total distributions
==========================================================================================================
Net asset value, end of period                                               $                 $
__________________________________________________________________________________________________________
==========================================================================================================
Total return                                                                       %                 %
__________________________________________________________________________________________________________
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                     $                 $
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                                   %                 %
----------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                                %                 %
==========================================================================================================
Ratio of net investment income (loss) to average net assets                        %                 %
__________________________________________________________________________________________________________
==========================================================================================================
Portfolio turnover rate                                                            %                 %
__________________________________________________________________________________________________________
==========================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at

BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

BY TELEPHONE:          (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, HAVE ALSO
BEEN MADE AVAILABLE TO INSURANCE COMPANIES ISSUING VARIABLE PRODUCTS THAT INVEST IN THE FUND.

You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

---------------------------------------------
   AIM V.I. Large Cap Growth Fund Series I

   SEC 1940 Act file number: 811-07452

---------------------------------------------

AIMinvestments.com     VILCG-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                  AIM V.I. LARGE CAP GROWTH FUND

                                                                     PROSPECTUS

                                                                    MAY 1, 2006


Series II shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Large Cap Growth Fund seeks to provide long-term growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series II class shares (Series II shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2
Performance Table                                    3
FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fees and Expenses of the Fund                        4
Expense Example                                      4
HYPOTHETICAL INVESTMENT AND EXPENSE
  LIMITATION                                         5
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     5
------------------------------------------------------
FUND MANAGEMENT                                      6
------------------------------------------------------
The Advisor                                          6
Advisor Compensation                                 6
Portfolio Manager(s)                                 6
OTHER INFORMATION                                    7
------------------------------------------------------
Purchase and Redemption of Shares                    7
Excessive Short-Term Trading Activity
  Disclosures                                        7
Trade Activity Monitoring                            7
Fair Value Pricing                                   8
Risks                                                8
Pricing of Shares                                    8
Taxes                                                9
Dividends and Distributions                          9
Share Classes                                        9
Distribution Plan                                    9
Payments to Insurance Companies                      9
FINANCIAL HIGHLIGHTS                                11
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.

    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.


    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of large-capitalization companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 1000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The smallest capitalized company included in the Russell 1000--Registered Trademark-- Index during the above-referenced period ended March 31, 2006, had a market capitalization of $ ____ million. The fund may invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    The fund's portfolio managers may focus on securities of companies with market capitalizations that are within the top 50% of stocks in the Russell 1000--Registered Trademark-- Index at the time of purchase. The portfolio managers purchase securities of a limited number of large-cap companies that they believe have the potential for above-average growth in revenues and earnings. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    The principal risk of investments in synthetic instruments is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. Also, synthetic instruments are subject to counter party risk which is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the fund.


    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's Series II shares form year to year.



                                                                          ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              --------
2004...................................................................     8.89%
2005...................................................................     [  ]%




    During the period shown in the bar chart, the highest quarterly return was % (quarter ended [December 31, 2004]) and the lowest quarterly return was % (quarter ended [September 30, 2004]).

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.


AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------
                                                                    SERIES II
(for the periods ended                               SINCE           SHARES
December 31, 2005)                        1 YEAR   INCEPTION       INCEPTION DATE
----------------------------------------------------------------------------------
AIM V.I. Large Cap Growth Fund                 %           %          08/29/03
Standard & Poor's 500 Index(1,2)               %        %(3)          08/31/03(3)
Russell 1000--Registered Trademark--
  Growth Index(2,4)                            %        %(3)          08/31/03(3)
Lipper Large-Cap Growth Index(2,5)             %        %(3)          08/31/03(3)
----------------------------------------------------------------------------------



[(1) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Russell 1000--Registered Trademark-- Growth Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Large-Cap Growth Fund Index (which may or may not include the fund) is included for comparison to a peer-group.

(2) The indices may not reflect payment of fees, expenses or taxes.

(3) The average annual total return given is since the month-end closest to the inception date of the fund's Series II shares.

(4) The Russell 1000--Registered Trademark-- Growth Index measures the performance of those Russell 1000--Registered Trademark-- Index companies with higher price-to-book ratios and higher forecasted growth values.

(5) The Lipper Large-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Growth category. These funds, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperCompsite 1500 Index. Large-Cap Growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three year sales-per-share growth value, compared to the S&P 500 index.]

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                SERIES II SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                           N/A

Maximum Deferred
Sales Charge (Load)                                                   N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from Series II share assets)                                    SERIES II SHARES
--------------------------------------------------------------------------------
Management Fees(2)                                                        %

Rule 12b-1 Fees

Other Expenses

Total Annual Fund
Operating Expenses

Fee Waivers and/or Expense Reimbursements(2,3)

Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2005 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.


(2) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. This agreement is reflected in the Fee Waiver. (See "Fund Management--Advisor Compensation").


(3) The fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.26% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and
    (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation agreement is in effect through June 30, 2006.]



EXPENSE EXAMPLE


This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds. The example also does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES II SHARES                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------
AIM V.I. Large
Cap Growth Fund                                                 $       $         $          $
----------------------------------------------------------------------------------------------------

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------


The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:



  - You invest $10,000 in the fund and hold it for the entire 10 year period;
    and





  - Your investment has a 5% return before expenses each year.



There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.


           SERIES II               YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                   %               %            %            %            %
Cumulative Return Before
  Expenses                                %               %            %            %            %
Cumulative Return After
  Expenses                                %               %            %            %            %
End of Year Balance              $               $            $            $            $
Estimated Annual Expenses        $               $            $            $            $
--------------------------------------------------------------------------------------------------

           SERIES II               YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)                   %            %            %            %            %
Cumulative Return Before
  Expenses                                %            %            %            %            %
Cumulative Return After
  Expenses                                %            %            %            %            %
End of Year Balance              $            $            $            $            $
Estimated Annual Expenses        $            $            $            $            $
--------------------------------------------------------------------------------------------------



(1) Your actual expenses may be higher or lower than those shown.



DISCLOSURE OF PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.



    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.



    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.



    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.



    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.


ADVISOR COMPENSATION


During the fiscal year ended December 31, 2005, the advisor did not receive any compensation due to contractual expense limitation agreements between the advisor and the fund. The annual management fee payable to the advisor pursuant to the investment advisory agreement ranged from [0.75% to 0.625%] of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to June 30, 2006. The advisor will waive advisory fees to the extent necessary so that the advisory fee payable does not exceed the advisory fee rates after January 1, 2005. Following are the advisory fee rates before and after January 1, 2005.


       ADVISORY FEE RATES BEFORE                  ADVISORY FEE RATES AFTER
         JANUARY 1, 2005 WAIVER                    JANUARY 1, 2005 WAIVER
----------------------------------------------------------------------------------
           0.75% of the first $1 billion          0.695% of the first $250 million
            0.70% of the next $1 billion            0.67% of the next $250 million
    0.625% of the excess over $2 billion           0.645% of the next $500 million
                                                    0.62% of the next $1.5 billion
                                                   0.595% of the next $2.5 billion
                                                    0.57% of the next $2.5 billion
                                                   0.545% of the next $2.5 billion
                                              0.52% of the excess over $10 billion



    A discussion regarding the basis for the Board's approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve month period ended December 31, 2005.



PORTFOLIO MANAGER(S)


The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

- Geoffrey V. Keeling, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1995.

- Robert L. Shoss, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1995.


    They are assisted by the advisor's Large Cap Growth Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommenda-

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

tions with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC such as when the NYSE restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and AIM have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly of indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.

    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.

    Each of these tools is described in more detail below.

    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

if not completely limited due to the fact that the insurance companies trade with the fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.

    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the fund. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.

FAIR VALUE PRICING

Securities owned by the fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the fund may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the AIM Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.

    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent the fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.


    The fund discloses portfolio holdings at different times and with different lag times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.


    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.

    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays this fee out of its assets on an ongoing basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of charges.

PAYMENTS TO INSURANCE COMPANIES

The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI, the distributor of the fund, or one or more of its corporate affiliates, may make additional cash revenue sharing payments to the insurance company or an

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

affiliate in connection with promotion of the fund and certain other marketing support services. ADI makes these payments from its own resources.


    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits ADI receives when it makes these payments may include, among other things, adding the fund to the list of underlying investment options in insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The revenue sharing payments ADI makes may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold to the insurance company during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    ADI is motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the fund, as well as about fees and/or commissions it charges.

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal year (or period) indicated.


    The information for the fiscal year 2005 has been audited by [auditor], whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. [Auditor] was appointed by the Audit Committee of the Board as the fund's new independent registered public accounting firm. Such appointment was ratified and approved by the independent trustees of the Board. Information prior to fiscal year 2005 was audited by other public accountants.



                                                                                               AUGUST 29,
                                                                                                  2003
                                                                    YEAR ENDED              (DATE OPERATIONS
                                                                   DECEMBER 31,              COMMENCED) TO
                                                              -----------------------         DECEMBER 31,
                                                               2005             2004              2003
                                                              ------           ------       ----------------
Net asset value, beginning of period                          $                $                 $
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                                       (a)
------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)
============================================================================================================
    Total from investment operations
============================================================================================================
Less distributions:
  Dividends from net investment income
------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
============================================================================================================
    Total distributions
============================================================================================================
Net asset value, end of period                                $                $                 $
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                     %                %                 %
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $                $                 $
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    %                %(c)              %(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 %                %(c)              %(d)
============================================================================================================
Ratio of net investment income (loss) to average net assets         %                %(a)(c)            %(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate(e)                                          %                %                 %
____________________________________________________________________________________________________________
============================================================================================================


(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment (loss) to average net assets excluding the special dividend are $(0.08) and (0.66)%, respectively.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholders transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are based on average daily net assets of $555,691.
(d) Annualized.
(e) Not annualized for periods less than one year.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at

BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

BY TELEPHONE:          (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, HAVE ALSO
BEEN MADE AVAILABLE TO INSURANCE COMPANIES ISSUING VARIABLE PRODUCTS THAT INVEST IN THE FUND.

You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------------
   AIM V.I. Large Cap Growth Fund Series II

   SEC 1940 Act file number: 811-07452


----------------------------------------------

AIMinvestments.com     VILCG-PRO-2
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                           AIM V.I. LEISURE FUND

                                                                     PROSPECTUS
                                                                    MAY 1, 2006

Series I shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Leisure Fund seeks capital growth.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series I class shares (Series I shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                        -------------------------------
                             AIM V.I. LEISURE FUND
                        -------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT GOALS, STRATEGIES, AND RISKS              1
------------------------------------------------------

INVESTMENT RISKS                                     1
------------------------------------------------------

PRINCIPAL RISKS ASSOCIATED WITH THE FUND             2
------------------------------------------------------

PERFORMANCE INFORMATION                              3
------------------------------------------------------

Annual Total Returns                                 3

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------

Fees and Expenses of the Fund                        4

Expense Example                                      4

HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        5
------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS                     5
------------------------------------------------------

FUND MANAGEMENT                                      6
------------------------------------------------------

The Advisor                                          6

Advisor Compensation                                 6

Portfolio Manager(s)                                 6

OTHER INFORMATION                                    7
------------------------------------------------------

Purchase and Redemption of Shares                    7

Excessive Short-Term Trading Activity
  Disclosures                                        7

Trade Activity Monitoring                            7

Fair Value Pricing                                   8

Risks                                                8

Pricing of Shares                                    8

Taxes                                                9

Dividends and Distributions                          9

Share Classes                                        9

Payments to Insurance Companies                      9

FINANCIAL HIGHLIGHTS                                11
------------------------------------------------------

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.

    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                        -------------------------------
                             AIM V.I. LEISURE FUND
                        -------------------------------

INVESTMENT GOALS, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

The fund seeks capital growth. It is actively managed. The fund invests primarily in equity securities that the advisor believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

    The fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in the design, production, and distribution of products related to the leisure activities. These industries include, but are not limited to, hotels/gaming, publishing, advertising, beverages, audio/video, broadcasting-radio/TV, cable & satellite operators, cable & satellite programmers, motion pictures & TV, recreation services/entertainment, retail, and toys. At any given time, 20% of the fund's assets is not required to be invested in the sector.

    To determine whether a potential investment is truly doing business in the leisure sector, a company must meet a least one of the following tests:

- At least 50% of its gross income or its net sales must come from activities in the leisure sector;

- At least 50% of its assets must be devoted to producing revenues from the leisure sector; or

- Based on other available information, we determine that its primary business is within the leisure sector.

    The fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

    The advisor uses a research-oriented "bottom up" investment approach to create the fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the fund emphasizes companies that the advisor believes are strongly managed and will generate above-average long-term capital appreciation.

    We seek firms that can grow their businesses regardless of the economic environment. The advisor attempts to keep the portfolio well-diversified across the leisure sector, adjusting portfolio weightings depending on prevailing economic conditions and relative valuations of securities. This sector depends on consumer discretionary spending, which generally falls during economic downturns. Securities of gambling casinos often are subject to high price volatility and are considered speculative. Video and electronic games are subject to risks of rapid obsolescence.

    As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in the fund tend to go up and down more rapidly.

    The fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, and lack of timely information risks. These risks are described and discussed later in this Prospectus under the headings "Investment Risks" and "Principal Risks Associated with the Fund."

    When securities markets or economic conditions are unfavorable or unsettled, the advisor might try to protect the assets of the fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the fund. The advisor has the right to invest up to 100% of the fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the fund's performance could be comparatively lower if it concentrates in defensive holdings.

INVESTMENT RISKS
--------------------------------------------------------------------------------

You should determine the level of risk with which you are comfortable before you allocate contract values to the fund. The principal risks of any mutual fund, including the fund, are:

- Not Insured--Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

- No Guarantee--No mutual fund can guarantee that it will meet its investment objectives.

- Possible Loss of Investment--A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the fund will not reimburse you for any of these losses.

- Volatility--The price of fund shares will increase or decrease with changes in the value of the fund's underlying investments and changes in the equity markets as a whole.

                        -------------------------------
                             AIM V.I. LEISURE FUND
                        -------------------------------

PRINCIPAL RISKS ASSOCIATED WITH THE FUND
--------------------------------------------------------------------------------

You should consider the special risk factors discussed below associated with the fund's policies in determining the appropriateness of allocating your contract values to the fund. See the Statement of Additional Information for a discussion of additional risk factors.

MARKET RISK

Equity stock prices vary and may fall, thus reducing the value of the fund's investments. Certain stocks selected for the fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.

FOREIGN SECURITIES RISKS

Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks.

- Currency Risk--A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the fund's investment in a security valued in the foreign currency, or based on that currency value.

- Political Risk--Political actions, events, or instability may result in unfavorable changes in the value of a security.

- Regulatory Risk--Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

- Diplomatic Risk--A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

LIQUIDITY RISK

The fund's portfolio is liquid if the fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

DERIVATIVES RISK

A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.

    Options are a common type of derivative that a fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. The use of options may increase the performance of the fund, but also may increase market risk. Other types of derivatives include futures, swaps, caps, floors, and collars.

COUNTERPARTY RISK

This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the fund.

LACK OF TIMELY INFORMATION RISK

Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

    An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

                        -------------------------------
                             AIM V.I. LEISURE FUND
                        -------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2003...................................................................   28.64%
2004...................................................................   13.40%
2005...................................................................    [    ]%


    During the periods shown in the bar chart, the highest quarterly return was [15.13%] (quarter ended [June 30, 2003]) and the lowest quarterly return was [-3.05%] (quarter ended [March 31, 2003]).

PERFORMANCE TABLE

The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------
(for the periods ended                                      SINCE
December 31, 2005)                              1 YEAR    INCEPTION
-----------------------------------------------------------------------
AIM V.I. Leisure Fund(1)                           --%          --%
S&P 500 Index(3,4)                                 --%          --%(2)
-----------------------------------------------------------------------

(1) For periods to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Total return figures include reinvested dividends and capital gain distributions and the effect of the fund's expenses.
(2) The fund commenced investment operations on April 30, 2002. Index comparisons begin on April 30, 2002.
(3) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance.
(4) The index may not reflect payment of fees, expenses or taxes.

                        -------------------------------
                             AIM V.I. LEISURE FUND
                        -------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                 SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                            N/A

Maximum Deferred
Sales Charge (Load)                                                    N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."

ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from Series I share assets)                                      SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees

Other Expenses

Total Annual Fund Operating Expenses

Fee Waiver(2)

Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------

[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2005 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.01% of average daily net assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through June 30, 2006.]

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the funds with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES I SHARES                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------
AIM V.I. Leisure Fund                         $ --     $ --      $ --      $   --
----------------------------------------------------------------------------------

                        -------------------------------
                             AIM V.I. LEISURE FUND
                        -------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:


  - You invest $10,000 in the fund and hold it for the entire 10 year period;
    and


  - Your investment has a 5% return before expenses each year.

    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates makes any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

           SERIES I                YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                   %               %            %            %            %
Cumulative Return Before
  Expenses                                %               %            %            %            %
Cumulative Return After
  Expenses                                %               %            %            %            %
End of Year Balance              $               $            $            $            $
Estimated Annual Expenses        $               $            $            $            $
--------------------------------------------------------------------------------------------------

           SERIES I                YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)                   %            %            %            %            %
Cumulative Return Before
  Expenses                                %            %            %            %            %
Cumulative Return After
  Expenses                                %            %            %            %            %
End of Year Balance              $            $            $            $            $
Estimated Annual Expenses        $            $            $            $            $
--------------------------------------------------------------------------------------------------

(1) Your annual expenses may be higher or lower than these shown.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                        -------------------------------
                             AIM V.I. LEISURE FUND
                        -------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 2005, the advisor received
compensation of      % of average daily net assets.

    A discussion regarding the basis for the Board of Trustees' (the Board) approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve month period ended December 31, 2005.

PORTFOLIO MANAGER(S)

Mark D. Greenberg, Senior Portfolio Manager, is primarily responsible for the day-to-day management of the fund's portfolio. He has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1996.

    More information on the portfolio manager may be found on the advisor's website (http://www.aiminvestments.com). The website is not a part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of his compensation structure, and information regarding other accounts he manages.

                        -------------------------------
                             AIM V.I. LEISURE FUND
                        -------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and AIM have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.

    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the fund:

(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.

    Each of these tools is described in more detail below.

    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.

    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.

                        -------------------------------
                             AIM V.I. LEISURE FUND
                        -------------------------------

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the AIM Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund,
                                        8

                        -------------------------------
                             AIM V.I. LEISURE FUND
                        -------------------------------

the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board of Trustees.

    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent the fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.

    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions, if any, will consist of both ordinary income and capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.

    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

PAYMENTS TO INSURANCE COMPANIES

ADI, the distributor of the fund, or one or more of its corporate affiliates, may make cash revenue sharing payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the fund and certain other marketing support services. ADI makes these payments from its own resources.

    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits ADI receives when it makes these payments may include, among other things, adding the fund to the list of underlying investment options in insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The revenue sharing payments ADI makes may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold to the insurance company during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.

    ADI is motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the fund with respect to those assets.

                        -------------------------------
                             AIM V.I. LEISURE FUND
                        -------------------------------


    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the fund, as well as about fees and/or commissions it charges.

                        -------------------------------
                             AIM V.I. LEISURE FUND
                        -------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal years (or period) indicated.

    This information has been audited by [auditors' name], independent registered public accountants, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                                      APRIL 30, 2002
                                                                                                     (DATE OPERATIONS
                                                                    YEAR ENDED DECEMBER 31,           COMMENCED) TO
                                                              -----------------------------------      DECEMBER 31,
                                                                2005           2004        2003            2002
                                                              --------       --------    --------    ----------------
Net asset value, beginning of period                                         $           $               $
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                                                                   (a)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
=====================================================================================================================
    Total from investment operations
=====================================================================================================================
Less distributions:
  Dividends from net investment income                                                         --              --
---------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                                        --              --
=====================================================================================================================
    Total distributions                                                                        --              --
=====================================================================================================================
Net asset value, end of period                                               $           $               $
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(b)                                                                      %            %              %
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                     $           $               $
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                                     %(c)         %              %(d)
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                                  %(c)         %              %(d)
=====================================================================================================================
Ratio of net investment income (loss) to average net assets                          %(c)         %              %(d)
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate(e)                                                           %            %              %
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a) The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.01) for the period April 30, 2002 (date operations commenced) to December 31, 2002.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are based on average daily net assets of $42,703,968.
(d) Annualized.
(e) Not annualized for periods less than one year.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at

BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

BY TELEPHONE:          (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.


THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, HAVE ALSO
BEEN MADE AVAILABLE TO INSURANCE COMPANIES ISSUING VARIABLE PRODUCTS THAT INVEST IN THE FUND.
You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------------
   AIM V.I. Leisure Fund Series I
   SEC 1940 Act file number: 811-07452
----------------------------------------------

AIMinvestments.com     I-VILEI-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                           AIM V.I. LEISURE FUND

                                                                     PROSPECTUS
                                                                    MAY 1, 2006

Series II shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Leisure Fund seeks capital growth.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series II class shares (Series II shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                        -------------------------------
                             AIM V.I. LEISURE FUND
                        -------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT GOALS, STRATEGIES AND RISKS               1
------------------------------------------------------

INVESTMENT RISKS                                     1
------------------------------------------------------

PRINCIPAL RISKS ASSOCIATED WITH THE FUND             2
------------------------------------------------------

PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3
Performance Table                                    4

FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fees and Expenses of the Fund                        5
Expense Example                                      5

HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        6
------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS                     6
------------------------------------------------------

FUND MANAGEMENT                                      7
------------------------------------------------------
The Advisor                                          7
Advisor Compensation                                 7
Portfolio Manager(s)                                 7

OTHER INFORMATION                                    8
------------------------------------------------------
Purchase and Redemption of Shares                    8
Excessive Short-Term Trading Activity
  Disclosure                                         8
Trading Activity Monitoring                          8
Fair Value Pricing                                   9
Risks                                                9
Pricing of Shares                                    9
Taxes                                               10
Dividends and Distributions                         10
Share Classes                                       10
Distribution Plan                                   10
Payments to Insurance Companies                     10

FINANCIAL HIGHLIGHTS                                12
------------------------------------------------------

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.

    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                        -------------------------------
                             AIM V.I. LEISURE FUND
                        -------------------------------

INVESTMENT GOALS, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

The fund seeks capital growth. It is actively managed. The fund invests primarily in equity securities that the advisor believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

    The fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in the design, production, and distribution of products related to the leisure activities. These industries include, but are not limited to, hotels/gaming, publishing, advertising, beverages, audio/video, broadcasting-radio/TV, cable & satellite operators, cable & satellite programmers, motion pictures & TV, recreation services/entertainment, retail, and toys. At any given time, 20% of the fund's assets is not required to be invested in this sector.

    To determine whether a potential investment is truly doing business in the leisure sector, a company must meet at least one of the following tests:

- At least 50% of its gross income or its net sales must come from activities in the leisure sector;

- At least 50% of its assets must be devoted to producing revenues from the leisure sector; or

- Based on other available information, we determine that its primary business is within the leisure sector.

    The fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

    The advisor uses a research-oriented "bottom up" investment approach to create the fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the fund emphasizes companies that the advisor believes are strongly managed and will generate above-average long-term capital appreciation.

    We seek firms that can grow their businesses regardless of the economic environment. The advisor attempts to keep the portfolio well-diversified across the leisure sector, adjusting portfolio weightings depending on prevailing economic conditions and relative valuations of securities. This sector depends on consumer discretionary spending, which generally falls during economic downturns. Securities of gambling casinos often are subject to high price volatility and are considered speculative. Video and electronic games are subject to risks of rapid obsolescence.

    As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in the fund tend to go up and down rapidly.

    The fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, and lack of timely information risks. These risks are described and discussed later in this Prospectus under the headings "Investment Risks" and "Principal Risks Associated with the Fund."

    When securities markets or economic conditions are unfavorable or unsettled, the advisor might try to protect the assets of the fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the fund. The advisor has the right to invest up to 100% of the fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the fund's performance could be comparatively lower if it concentrates in defensive holdings.

INVESTMENT RISKS
--------------------------------------------------------------------------------

You should determine the level of risk with which you are comfortable before you allocate contract values to the fund. The principal risks of any mutual fund, including the fund, are:

- Not Insured--Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

- No Guarantee--No mutual fund can guarantee that it will meet its investment objectives.

- Possible Loss of Investment--A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the fund will not reimburse you for any of these losses.

- Volatility--The price of fund shares will increase or decrease with changes in the value of the fund's underlying investments and changes in the equity markets as a whole.

                        -------------------------------
                             AIM V.I. LEISURE FUND
                        -------------------------------

PRINCIPAL RISKS ASSOCIATED WITH THE FUND
--------------------------------------------------------------------------------

You should consider the special risk factors discussed below associated with the fund's policies in determining the appropriateness of allocating your contract values to the fund. See the Statement of Additional Information for a discussion of additional risk factors.

MARKET RISK

Equity stock prices vary and may fall, thus reducing the value of the fund's investments. Certain stocks selected for the fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.

FOREIGN SECURITIES RISKS

Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks.

- Currency Risk--A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the fund's investment in a security valued in the foreign currency, or based on that currency value.

- Political Risk--Political actions, events, or instability may result in unfavorable changes in the value of a security.

- Regulatory Risk--Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

- Diplomatic Risk--A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

LIQUIDITY RISK

The fund's portfolio is liquid if the fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

DERIVATIVES RISK

A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.

    Options are a common type of derivative that a fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. The use of options may increase the performance of the fund, but also may increase market risk. Other types of derivatives include futures, swaps, caps, floors, and collars.

COUNTERPARTY RISK

This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the fund.

LACK OF TIMELY INFORMATION RISK

Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

    An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

                        -------------------------------
                             AIM V.I. LEISURE FUND
                        -------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

    Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact that the Rule 12b-1 plan of Series II shares would have had if the Series II shares had then existed. Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.

                              (PERFORMANCE GRAPH)

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2003...................................................................   28.32%
2004...................................................................   13.22%
2005...................................................................

* The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is April 30, 2004.

    During the periods shown in the bar chart, the highest quarterly return was [15.06%] (quarter ended [June 30, 2003]) and the lowest quarterly return was [-3.11%] (quarter ended [March 31, 2003]).

                        -------------------------------
                             AIM V.I. LEISURE FUND
                        -------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------
(for the periods ended                                         SINCE
December 31, 2005)                        1 YEAR  5 YEARS    INCEPTION
------------------------------------------------------------------------
AIM V.I. Leisure Fund(1)                   --%      --%       --%(2)
S & P 500 Index(3,4)                       --%      --%       --%(2)
------------------------------------------------------------------------

(1) The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the predecessor fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is April 30, 2004. For periods to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Total return figures include reinvested dividends and capital gain distributions and the effect of the fund's expenses.
(2) Series I shares of the fund commenced investment operations on April 30, 2002. Index comparisons begin on April 30, 2002.
(3) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance.
(4) The index may not reflect payment of fees, expenses or taxes.

                        -------------------------------
                             AIM V.I. LEISURE FUND
                        -------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                SERIES II SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                           N/A

Maximum Deferred
Sales Charge (Load)                                                   N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."

ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from Series II share assets)                                    SERIES II SHARES
--------------------------------------------------------------------------------
Management Fees

Rule 12b-1 Fees

Other Expenses(2)

Total Annual Fund Operating Expenses

Fee Waiver(3)

Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------

[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2005 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
(2) Other Expenses are based on estimated amounts for the current fiscal year.
(3) The fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.26% of average daily net assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above:
    (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through June 30, 2006.]

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Leisure Fund                       $ --     $ --      $ --       $ --
--------------------------------------------------------------------------------

                        -------------------------------
                             AIM V.I. LEISURE FUND
                        -------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

  - You invest $10,000 in the fund and hold it for the entire 10 year period;
    and

  - Your investment has a 5% return before expenses each year.



    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates makes any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

           SERIES II               YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------------
Annual Expenses Ratio(1)                  %               %            %            %            %
Cumulative Return Before
  Expenses                                %               %            %            %            %
Cumulative Return After
  Expenses                                %               %            %            %            %
End of Year Balance              $               $            $            $            $
Estimated Annual Expenses        $               $            $            $            $
--------------------------------------------------------------------------------------------------

           SERIES II               YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expenses Ratio(1)                  %            %            %            %            %
Cumulative Return Before
  Expenses                                %            %            %            %            %
Cumulative Return After
  Expenses                                %            %            %            %            %
End of Year Balance              $            $            $            $            $
Estimated Annual Expenses        $            $            $            $            $
--------------------------------------------------------------------------------------------------

(1) Your annual expenses may be higher or lower than those shown.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                        -------------------------------
                             AIM V.I. LEISURE FUND
                        -------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 2005, the advisor received compensation of % of average daily net assets.

    A discussion regarding the basis for the Board of Trustees' (the Board) approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve month period ended December 31, 2005.

PORTFOLIO MANAGER(S)

Mark D. Greenberg, Senior Portfolio Manager, is primarily responsible for the day-to-day management of the fund's portfolio. He has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1996.

    More information on the portfolio manager may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of his compensation structure, and information regarding other accounts he manages.

                        -------------------------------
                             AIM V.I. LEISURE FUND
                        -------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and AIM have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.

    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the fund:

(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.

    Each of these tools is described in more detail below.

    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.

    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.

                        -------------------------------
                             AIM V.I. LEISURE FUND
                        -------------------------------

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the AIM Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund,

                        -------------------------------
                             AIM V.I. LEISURE FUND
                        -------------------------------

the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.

    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent the fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.

    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions, if any, will consist of both ordinary income and capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.

    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

PAYMENTS TO INSURANCE COMPANIES

The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI, the distributor of the fund, or one or more of its corporate affiliates, may make additional cash revenue sharing payments to the insurance company or an affiliate in connection with promotion of the fund and certain other marketing support services. ADI makes these payments from its own resources.

    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits ADI receives when it makes these payments may include, among other things, adding the fund to the list of underlying investment options in insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The revenue sharing payments ADI makes may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold to the insurance company during the particular period. Such payments also may be

                        -------------------------------
                             AIM V.I. LEISURE FUND
                        -------------------------------

calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.

    ADI is motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the fund, as well as about fees and/or commissions it charges.

                        -------------------------------
                             AIM V.I. LEISURE FUND
                        -------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal year (or period) indicated.

    This information has been audited by [auditors' name], independent registered public accountants, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                 APRIL 30, 2004
                                                                                  (DATE SALES
                                                               YEAR ENDED        COMMENCED) TO
                                                              DECEMBER 31,        DECEMBER 31,
                                                                  2005                2004
                                                              ------------       --------------
Net asset value, beginning of period                            $                   $
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)
===============================================================================================
    Total from investment operations
===============================================================================================
Less distributions:
  Dividends from net investment income
-----------------------------------------------------------------------------------------------
  Distributions from net realized gains
===============================================================================================
    Total distributions
===============================================================================================
Net asset value, end of period                                  $                   $
_______________________________________________________________________________________________
===============================================================================================
Total return(a)                                                         %                  %
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $                   $
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursement                         %                  %(b)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                     %                  %(b)
===============================================================================================
Ratio of net investment income (loss) to average net assets             %                  %(b)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(c)                                              %                  %
_______________________________________________________________________________________________
===============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b) Ratios are annualized and based on average daily net assets of $9,989.
(c) Not annualized for periods less than one year.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at

BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

BY TELEPHONE:          (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED
ON FORM N-Q, HAVE ALSO BEEN MADE AVAILABLE TO
INSURANCE COMPANIES ISSUING VARIABLE PRODUCTS THAT
INVEST IN THE FUND.

You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------------------
   AIM V.I. Leisure Fund Series II
   SEC 1940 Act file number: 811-07452
-----------------------------------------------

AIMinvestments.com     I-VILEI-PRO-2
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                    AIM V.I. PREMIER EQUITY FUND

                                                                     PROSPECTUS

                                                                    MAY 1, 2006


Series I shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Premier Equity Fund seeks to achieve long-term growth of capital. Income is a secondary objective.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series I class shares (Series I shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                          ----------------------------
                          AIM V.I. PREMIER EQUITY FUND
                          ----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES AND STRATEGIES                 1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fees and Expenses of the Fund                        3

Expense Example                                      3

HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        4
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

Portfolio Manager(s)                                 5

OTHER INFORMATION                                    6
------------------------------------------------------
Purchase and Redemption of Shares                    6

Excessive Short-Term Trading Activity
  Disclosures                                        6

Trade Activity Monitoring                            6

Fair Value Pricing                                   7

Risks                                                7

Pricing of Shares                                    7

Taxes                                                8

Dividends and Distributions                          8

Share Classes                                        8

Payments to Insurance Companies                      8

FINANCIAL HIGHLIGHTS                                10
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.

    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                          ----------------------------
                          AIM V.I. PREMIER EQUITY FUND
                          ----------------------------

INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve long-term growth of capital. Income is a secondary objective. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.

    The fund seeks to meet its objectives by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities. In managing the fund, the advisor diversifies the investment portfolio among the core, growth and value equity investment disciplines to construct a single, core investment portfolio. A separate portfolio management team will independently manage the assets represented by each investment discipline. Normally, a greater percentage of the fund's assets will be invested using the core investment discipline than using either the growth or value investment disciplines. However, the allocation will vary according to the performance of each investment discipline, as well as periodic rebalancing by the advisor to maintain a core investment portfolio during various market cycles.

    In complying with the 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The core discipline portfolio managers focus on equity securities of (1) out-of-favor cyclical growth companies, (2) established growth companies that are undervalued compared to historical relative valuation parameters, (3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities, and (4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values (the "core categories"). The growth discipline portfolio managers focus on equity securities of (1) companies with the potential to consistently generate above-average growth in sales and earnings, (2) established large-cap companies with strong business franchises, and (3) companies experiencing significant positive change leading to accelerating revenue or earnings growth--usually above market expectations. The value discipline portfolio managers focus on equity securities of companies that are selling at a substantial discount to calculated intrinsic value.

    The fund may invest in preferred stocks and debt instruments that have prospects for growth of capital. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The core discipline portfolio managers consider whether to reduce or eliminate a particular security when they believe the company no longer fits into one or more of the core categories. A growth stock may be reduced or eliminated when it no longer meets investment criteria, based on negative earnings revisions or deterioration in the fundamental business prospects, or to capitalize on a more attractive investment opportunity. A value stock may be reduced or eliminated in order to capitalize on a more attractive investment opportunity, when its market value exceeds the portfolio manager's estimate of its intrinsic value or when permanent, fundamental deterioration results in a reduction in intrinsic value with inadequate upside potential or unexpected deterioration in financial strength.


    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objectives. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The price of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

    The fund's investments in different, independently-managed investment disciplines create allocation risk, which is the risk that the allocation of investments among core, growth and value companies may have a more significant effect on the fund's net asset value when one of these disciplines is performing more poorly than the other(s). Additionally, the active rebalancing of the fund among these investment disciplines may result in increased transaction costs. The independent management of the three discipline sections may also result in adverse tax consequences if the portfolio managers responsible for the fund's three investment disciplines effect transactions in the same security on or about the same time.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    The principal risk of investments in synthetic instruments is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. Also, synthetic instruments are subject to counter party risk which is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the fund.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.


    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                          ----------------------------
                          AIM V.I. PREMIER EQUITY FUND
                          ----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.


                              (PERFORMANCE GRAPH)

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1996...................................................................   15.02%
1997...................................................................   23.69%
1998...................................................................   32.41%
1999...................................................................   29.90%
2000...................................................................  -14.65%
2001...................................................................  -12.56%
2002...................................................................  -30.26%
2003...................................................................   25.08%
2004...................................................................    5.77%
2005...................................................................   [    ]%




    During the periods shown in the bar chart, the highest quarterly return was % (quarter ended [December 31, 1998]) and the lowest quarterly return was % (quarter ended [June 30, 2002]).


PERFORMANCE TABLE

The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.


AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------
(for the periods ended                                          INCEPTION
December 31, 2005)           1 YEAR   5 YEARS   10 YEARS           DATE
-----------------------------------------------------------------------------
AIM V.I. Premier Equity
  Fund                            %         %           %         05/05/93
Standard & Poor's 500
  Index(1,2)                      %         %           %               --
Lipper Large-Cap Core Fund
  Index(2,3)                      %         %           %               --
-----------------------------------------------------------------------------



([1) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance. In addition, the Lipper Large-Cap Core Fund Index (which may or may not include the fund) is included for comparison to a peer-group.

(2) The indices may not reflect payment of fees, expenses or taxes.

(3) The Lipper Large-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Core Classification. These funds, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-Cap Core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three year sales-per-share growth value, compared to the S&P 500 index.]

                          ----------------------------
                          AIM V.I. PREMIER EQUITY FUND
                          ----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
---------------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                        SERIES I SHARES
---------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                   N/A

Maximum Deferred
Sales Charge (Load)                                                           N/A
---------------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
---------------------------------------------------------------------------------------
(expenses that are deducted
from Series I share assets)                                             SERIES I SHARES
---------------------------------------------------------------------------------------
Management Fees                                                                  %

Other Expenses

Total Annual Fund Operating Expenses

Fee Waiver(2,3)

Net Annual Fund Operating Expenses
---------------------------------------------------------------------------------------



([1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2005 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.


(2) Effective July 1, 2005 through June 30, 2006, the fund's advisor has contractually agreed to have 0.02% of its Management Fees.


(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees, and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through June 30, 2006.]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES I SHARES                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                $        $         $         $
--------------------------------------------------------------------------------

                          ----------------------------
                          AIM V.I. PREMIER EQUITY FUND
                          ----------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

--------------------------------------------------------------------------------


The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:



    - You invest $10,000 in the fund and hold it for the entire 10 year period; and





    - Your investment has a 5% return before expenses each year.





There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.


SERIES I                           YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                   %               %            %            %            %
Cumulative Return Before
  Expenses                                %               %            %            %            %
Cumulative Return After
  Expenses                                %               %            %            %            %
End of Year Balance              $               $            $            $            $
Estimated Annual Expenses        $               $            $            $            $
--------------------------------------------------------------------------------------------------

SERIES I                           YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)                   %            %            %            %            %
Cumulative Return Before
  Expenses                                %            %            %            %            %
Cumulative Return After
  Expenses                                %            %            %            %            %
End of Year Balance              $            $            $            $            $
Estimated Annual Expenses        $            $            $            $            $
--------------------------------------------------------------------------------------------------



(1) Your actual expenses may be higher or lower than those shown.



DISCLOSURE OF PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                          ----------------------------
                          AIM V.I. PREMIER EQUITY FUND
                          ----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.



    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.



    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.



    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.


ADVISOR COMPENSATION

During the fund's fiscal year ended December 31, 2005, the advisor received compensation of % of the fund's average daily net assets.



    A discussion regarding the basis for the Board's approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve month period ended December 31, 2005.



PORTFOLIO MANAGER(S)

The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

- Ronald S. Sloan (lead manager of the fund and lead manager of the core sub-portfolio), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1998.

- Lanny H. Sachnowitz (lead manager of the growth sub-portfolio), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1987.

- Bret W. Stanley (lead manager of the value sub-portfolio), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1998.


    The lead managers generally have final authority over all aspects of their portions of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead managers may perform these functions, and the nature of these functions, may change from time to time. As the lead manager of the fund, Mr. Sloan determines the percentage allocation of assets among the three style disciplines.


    The lead managers are assisted by the advisor's Mid/Large Cap Core, Large Cap Growth and Basic Value Teams, which are comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the teams may change from time to time. More information on the teams, including biographies of other members of the teams may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.


    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

                          ----------------------------
                          AIM V.I. PREMIER EQUITY FUND
                          ----------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and AIM have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.

    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the fund:

(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.

    Each of these tools is described in more detail below.

    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.

    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.

                          ----------------------------
                          AIM V.I. PREMIER EQUITY FUND
                          ----------------------------

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the AIM Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund,

                          ----------------------------
                          AIM V.I. PREMIER EQUITY FUND
                          ----------------------------

the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.

    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent the fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.


    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.


    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.

    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

PAYMENTS TO INSURANCE COMPANIES

ADI, the distributor of the fund, or one or more of its corporate affiliates, may make cash revenue sharing payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the fund and certain other marketing support services. ADI makes these payments from its own resources.


    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits ADI receives when it makes these payments may include, among other things, adding the fund to the list of underlying investment options in insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The revenue sharing payments ADI makes may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold to the insurance company during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    ADI is motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the fund with respect to those assets.

                          ----------------------------
                          AIM V.I. PREMIER EQUITY FUND
                          ----------------------------


    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the fund, as well as about fees and/or commissions it charges.

                          ----------------------------
                          AIM V.I. PREMIER EQUITY FUND
                          ----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years indicated.


    The information for the fiscal year 2005 has been audited by [auditors], whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. [Auditor] was appointed by the Audit Committee of the Board as the fund's new independent registered public accounting firm. Such appointment was ratified and approved by the independent trustees of the Board. Information prior to fiscal year 2005 was audited by other public accountants.



                                                                                   YEAR ENDED DECEMBER 31,
                                                            ---------------------------------------------------------------------
                                                               2005             2004          2003          2002          2001
                                                            ----------       ----------    ----------    ----------    ----------
Net asset value, beginning of period                        $                $             $             $             $
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
=================================================================================================================================
    Total from investment operations
=================================================================================================================================
Less distributions:
  Dividends from net investment income
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
=================================================================================================================================
    Total distributions
=================================================================================================================================
Net asset value, end of period                              $                $             $             $             $
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return                                                          %                %             %             %             %
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $                $             $             $             $
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                               %                %             %             %             %
=================================================================================================================================
Ratio of net investment income to average net assets                  %                %             %             %             %
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                               %                %             %             %             %
_________________________________________________________________________________________________________________________________
=================================================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at

BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

BY TELEPHONE:          (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, HAVE ALSO
BEEN MADE AVAILABLE TO INSURANCE COMPANIES ISSUING VARIABLE PRODUCTS THAT INVEST IN THE FUND.
You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM V.I. Premier Equity Fund Series I

   SEC 1940 Act file number: 811-07452


----------------------------------------

AIMinvestments.com     VIPEQ-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                    AIM V.I. PREMIER EQUITY FUND

                                                                     PROSPECTUS

                                                                    MAY 1, 2006


Series II shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Premier Equity Fund seeks to achieve long-term growth of capital. Income is a secondary objective.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series II class shares (Series II shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                          ----------------------------
                          AIM V.I. PREMIER EQUITY FUND
                          ----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES AND STRATEGIES                 1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3

Performance Table                                    4

FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fees and Expenses of the Fund                        5

Expense Example                                      5

HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        6
------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS                     6
------------------------------------------------------

FUND MANAGEMENT                                      7
------------------------------------------------------
The Advisor                                          7

Advisor Compensation                                 7

Portfolio Manager(s)                                 7

OTHER INFORMATION                                    8
------------------------------------------------------
Purchase and Redemption of Shares                    8

Excessive Short-Term Trading Activity
  Disclosures                                        8

Trade Activity Monitoring                            8

Fair Value Pricing                                   9

Risks                                                9

Pricing of Shares                                    9

Taxes                                               10

Dividends and Distributions                         10

Share Classes                                       10

Distribution Plan                                   10

Payments to Insurance Companies                     10

FINANCIAL HIGHLIGHTS                                12
------------------------------------------------------

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.

    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                          ----------------------------
                          AIM V.I. PREMIER EQUITY FUND
                          ----------------------------

INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve long-term growth of capital. Income is a secondary objective. The investment objectives of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.

    The fund seeks to meet its objectives by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities. In managing the fund, the advisor diversifies the investment portfolio among the core, growth and value equity investment disciplines to construct a single, core investment portfolio. A separate portfolio management team will independently manage the assets represented by each investment discipline. Normally, a greater percentage of the fund's assets will be invested using the core investment discipline than using either the growth or value investment disciplines. However, the allocation will vary according to the performance of each investment discipline, as well as periodic rebalancing by the advisor to maintain a core investment portfolio during various market cycles.

    In complying with the 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The core discipline portfolio managers focus on equity securities of (1) out-of-favor cyclical growth companies, (2) established growth companies that are undervalued compared to historical relative valuation parameters, (3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities, and (4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values (the "core categories"). The growth discipline portfolio managers focus on equity securities of (1) companies with the potential to consistently generate above-average growth in sales and earnings, (2) established large-cap companies with strong business franchises, and (3) companies experiencing significant positive change leading to accelerating revenue or earnings growth -- usually above market expectations. The value discipline portfolio managers focus on equity securities of companies that are selling at a substantial discount to calculated intrinsic value.


    The fund may invest in preferred stocks and debt instruments that have prospects for growth of capital. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.



    The core discipline portfolio managers consider whether to reduce or eliminate a particular security when they believe the company no longer fits into one or more of the core categories. A growth stock may be reduced or eliminated when it no longer meets investment criteria, based on negative earnings revisions or deterioration in the fundamental business prospects, or to capitalize on a more attractive investment opportunity. A value stock may be reduced or eliminated in order to capitalize on a more attractive investment opportunity, when its market value exceeds the portfolio manager's estimate of its intrinsic value or when permanent, fundamental deterioration results in a reduction in intrinsic value with inadequate upside potential or unexpected deterioration in financial strength.


    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objectives. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The price of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

    The fund's investments in different, independently-managed investment disciplines create allocation risk, which is the risk that the allocation of investments among core, growth and value companies may have a more significant effect on the fund's net asset value when one of these disciplines is performing more poorly than the other(s). Additionally, the active rebalancing of the fund among these investment disciplines may result in increased transaction costs. The independent management of the three discipline sections may result in adverse tax consequences if the portfolio managers responsible for the fund's three investment disciplines effect transactions in the same security on or about the same time.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

                          ----------------------------
                          AIM V.I. PREMIER EQUITY FUND
                          ----------------------------


    The principal risk of investments in synthetic instruments is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. Also, synthetic instruments are subject to counter party risk which is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the fund.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.



    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                          ----------------------------
                          AIM V.I. PREMIER EQUITY FUND
                          ----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

    Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact that the Rule 12b-1 plan of Series II shares would have had if the Series II shares had then existed. Series I shares are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                          ANNUAL
YEAR ENDED                                                                 TOTAL
DECEMBER 31                                                               RETURNS
-----------                                                              ---------
1996*..................................................................    14.74%
1997*..................................................................    23.38%
1998*..................................................................    32.08%
1999*..................................................................    29.57%
2000*..................................................................   -14.86%
2001*..................................................................   -12.76%
2002...................................................................   -30.44%
2003...................................................................    24.83%
2004...................................................................     5.49%
2005...................................................................     [    ]%


* The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is September 19, 2001.


    During the periods shown in the bar chart, the highest quarterly return was % (quarter ended [December 31, 1998]) and the lowest quarterly return was % (quarter ended [June 30, 2002]).

                          ----------------------------
                          AIM V.I. PREMIER EQUITY FUND
                          ----------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.


AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                                                                   SERIES I
                                                                    SHARES
(for the periods ended                                            INCEPTION
December 31, 2005)             1 YEAR   5 YEARS   10 YEARS           DATE
-------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund        %         %           %         05/05/93(1)
Standard & Poor's 500
  Index(2,3)                        %         %           %               --
Lipper Large-Cap Core Fund
  Index(3,4)                        %         %           %               --
-------------------------------------------------------------------------------



[(1) The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is September 19, 2001.


(2) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance. In addition, the Lipper Large-Cap Core Fund Index (which may or may not include the fund) is included for comparison to a peer-group.

(3) The indices may not reflect payment of fees, expenses or taxes.

(4) The Lipper Large-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Core Classification. These funds, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-Cap Core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three year sales-per-share growth value, compared to the S&P 500 index.]

                          ----------------------------
                          AIM V.I. PREMIER EQUITY FUND
                          ----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract product buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                SERIES II SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                           N/A

Maximum Deferred
Sales Charge (Load)                                                   N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from Series II share assets)                                    SERIES II SHARES
--------------------------------------------------------------------------------
Management Fees                                                           %

Rule 12b-1 Fees

Other Expenses

Total Annual Fund
Operating Expenses

Fee Waiver(2,3)

Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2005 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.


(2) Effective July 1, 2005 through June 30, 2006, the fund's advisor has contractually agreed to waive 0.02% of its Management Fees.


(3) The fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and
    (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through June 30, 2006.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                $        $         $         $
--------------------------------------------------------------------------------

                          ----------------------------
                          AIM V.I. PREMIER EQUITY FUND
                          ----------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

--------------------------------------------------------------------------------


The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:



  - You invest $10,000 in the fund and hold it for the entire 10 year period;
    and





  - Your investment has a 5% return before expenses each year.



There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.


SERIES II                          YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                   %               %            %            %            %
Cumulative Return Before
  Expenses                                %               %            %            %            %
Cumulative Return After
  Expenses                                %               %            %            %            %
End of Year Balance              $               $            $            $            $
Estimated Annual Expenses        $               $            $            $            $
--------------------------------------------------------------------------------------------------

SERIES II                          YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)                   %            %            %            %            %
Cumulative Return Before
  Expenses                                %            %            %            %            %
Cumulative Return After
  Expenses                                %            %            %            %            %
End of Year Balance              $            $            $            $            $
Estimated Annual Expenses        $            $            $            $            $
--------------------------------------------------------------------------------------------------



(1) Your actual expenses may be higher or lower than those shown.



DISCLOSURE OF PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                          ----------------------------
                          AIM V.I. PREMIER EQUITY FUND
                          ----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.



    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.



    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.



    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.


ADVISOR COMPENSATION

During the fund's fiscal year ended December 31, 2005, the advisor received
compensation of   % of average daily net assets.



    A discussion regarding the basis for the Board's approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve month period ended December 31, 2005.



PORTFOLIO MANAGER(S)

The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

- Ronald S. Sloan (lead manager of the fund and lead manager of the core sub-portfolio), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1998.

- Lanny H. Sachnowitz (lead manager of the growth sub-portfolio), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1987.

- Bret W. Stanley (lead manager of the value sub-portfolio), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1998.

    The lead managers generally have final authority over all aspects of their portions of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead managers may perform these functions, and the nature of these functions, may change from time to time. As the lead manager of the fund, Mr. Sloan determines the percentage allocation of assets among the three style disciplines.


    The lead managers are assisted by the advisor's Mid/Large Cap Core, Large Cap Growth and Basic Value Teams, which are comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the teams may change from time to time. More information on the teams, including biographies of other members of the teams may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.


    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

                          ----------------------------
                          AIM V.I. PREMIER EQUITY FUND
                          ----------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and AIM have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.

    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.

    Each of these tools is described in more detail below.

    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.

    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.

                          ----------------------------
                          AIM V.I. PREMIER EQUITY FUND
                          ----------------------------

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the AIM Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund,

                          ----------------------------
                          AIM V.I. PREMIER EQUITY FUND
                          ----------------------------

the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.

    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent the fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.


    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.


    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.

    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES
The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN
The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

PAYMENTS TO INSURANCE COMPANIES

The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI, the distributor of the fund, or one or more of its corporate affiliates, may make additional cash revenue sharing payments to the insurance company or an affiliate in connection with promotion of the fund and certain other marketing support services. ADI makes these payments from its own resources.


    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits ADI receives when it makes these payments may include, among other things, adding the fund to the list of underlying investment options in insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The revenue sharing payments ADI makes may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold to the insurance company during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed

                          ----------------------------
                          AIM V.I. PREMIER EQUITY FUND
                          ----------------------------

0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.

    ADI is motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the fund, as well as about fees and/or commissions it charges.

                          ----------------------------
                          AIM V.I. PREMIER EQUITY FUND
                          ----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.


    The information for the fiscal year 2005 has been audited by [auditor], whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. [Auditor] was appointed by the Audit Committee of the Board as the fund's new independent registered public accounting firm. Such appointment was ratified and approved by the independent trustees of the Board. Information prior to fiscal year 2005 was audited by other public accountants.



                                                                                                               SEPTEMBER 19, 2001
                                                                                                                  (DATE SALES
                                                                YEAR ENDED DECEMBER 31,                          COMMENCED) TO
                                                 ------------------------------------------------------           DECEMBER 31,
                                                  2005           2004           2003             2002                 2001
                                                 -------        -------        -------          -------        ------------------
Net asset value, beginning of period             $              $              $                $                    $
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)
=================================================================================================================================
    Total from investment operations
=================================================================================================================================
Less distributions:
  Dividends from net investment income
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
=================================================================================================================================
    Total distributions
=================================================================================================================================
Net asset value, end of period                   $              $              $                $                    $
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return                                            %              %              %                %                   %
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $              $              $                $                    $
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                 %                             %                %
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                                   %              %                %
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                 %              %              %                %                   %
_________________________________________________________________________________________________________________________________
=================================================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at

BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

BY TELEPHONE:          (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.
THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED
ON FORM N-Q, HAVE ALSO BEEN MADE AVAILABLE TO
INSURANCE COMPANIES ISSUING VARIABLE PRODUCTS THAT
INVEST IN THE FUND.

You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

--------------------------------------------
   AIM V.I. Premier Equity Fund Series II

   SEC 1940 Act file number: 811-07452

--------------------------------------------

AIMinvestments.com     VIPEQ-PRO-2
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                       AIM V.I. REAL ESTATE FUND

                                                                     PROSPECTUS

                                                                    MAY 1, 2006


Series I shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Real Estate Fund seeks to achieve high total return.


The Board of Trustees of AIM Variable Insurance Funds, on behalf of AIM V.I. Real Estate Fund has approved changing the fund's name to "AIM V.I. Global Real Estate Fund," effective July 3, 2006.


--------------------------------------------------------------------------------

This prospectus contains important information about the Series I class shares (Series I shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                           -------------------------
                           AIM V.I. REAL ESTATE FUND
                           -------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             2
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3
Performance Table                                    4
FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fees and Expenses of the Fund                        5
Expense Example                                      5
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        6
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     6
------------------------------------------------------
FUND MANAGEMENT                                      7
------------------------------------------------------
The Advisors                                         7
Advisor Compensation                                 7
Portfolio Manager(s)                                 7
OTHER INFORMATION                                    8
------------------------------------------------------
Purchase and Redemption of Shares                    8
Excessive Short-Term Trading Activity
  Disclosures                                        8
Trade Activity Monitoring                            9
Fair Value Pricing                                   9
Risks                                                9
Pricing of Shares                                    9
Taxes                                               10
Dividends and Distributions                         10
Share Classes                                       11
Payments to Insurance Companies                     11
FINANCIAL HIGHLIGHTS                                12
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.

    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                           -------------------------
                           AIM V.I. REAL ESTATE FUND
                           -------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve high total return. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.


    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies. In complying with this 80% investment requirement, the fund may invest in debt and equity securities, including convertible securities, and its investments may include other securities such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include equity real estate investment trusts and other real estate operating companies (collectively, REITs) that own property that make short-term construction and development mortgage loans or that invest in long-term mortgages or mortgage pools, or companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.


    The fund may invest in equity, debt or convertible securities of companies unrelated to the real estate industry that the portfolio managers believe are undervalued and have potential for growth of capital. The fund will limit its investment in debt securities to those that are investment-grade or deemed by the fund's portfolio manager to be of comparable quality. The fund may invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase. When suitable opportunities are available, the fund may invest in initial public offerings (IPOs) of securities.

    The portfolio managers utilize fundamental real estate analysis and quantitative securities analysis to select investments for the fund, including analyzing a company's management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company's properties and calculating expected returns, among other things. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents, or high-quality debt instruments. As a result, the fund may not achieve its investment objective.


    The Board, on behalf of AIM V.I. Real Estate Fund has approved changing the fund's Investment Objective and Strategies, effective July 3, 2006, as follows:



    The fund's investment objective is to achieve high total return through growth of capital and current income. The investment objective of the fund may be changed by the Board of Trustee without shareholder approval.



    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies. In complying with this 80% investment requirement, the fund may invest in debt and equity securities, including convertible securities, and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include equity real estate investment trusts and other real estate operating companies (collectively, REITs) that own property that make short-term construction and development mortgage loans or that invest in long-term mortgages or mortgage pools, or companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.



    The fund may invest in equity, debt or convertible securities of companies unrelated to the real estate industry that the portfolio managers believe are undervalued and have potential for growth of capital. The fund will limit its investment in debt securities unrelated to real estate to those that are investment-grade or deemed by the fund's portfolio managers to be of comparable quality.



    The fund will normally invest in the securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. The fund intends to maintain a risk profile similar to the EPRA/NAREIT Global Real Estate Index.



    The fund may invest up to 20% of its total assets in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles. The fund may also invest up to 5% of its total assets in lower-quality debt securities, i.e., "junk bonds." For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.



    The portfolio managers allocate the fund's assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the fund's investment objective. In analyzing specific companies for possible investment, the portfolio managers utilize fundamental real estate analysis and

                           -------------------------
                           AIM V.I. REAL ESTATE FUND
                           -------------------------


quantitative securities analysis to select investments for the fund, including analyzing a company's management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company's properties and calculating relative return potential among other things. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.



    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents, or high-quality debt instruments. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. The issuer of a debt security may default or otherwise be unable to honor a financial obligation.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.


    The prices of foreign securities may be further affected by other factors, including:



- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.



- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.



- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly, available information about foreign companies than about U.S. companies.



- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.



    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.


    The principal risk of investments in synthetic instruments is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. Also, synthetic instruments are subject to counter party risk which is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the fund.

    The fund could conceivably hold real estate directly if a company defaults on debt securities the fund owns. In that event, an investment in the fund may have additional risks relating to direct ownership in real estate, including difficulties in valuing and trading real estate, declines in value of the properties, risks relating to general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations and increases in interest rates.

    The value of the fund's investment in REITs is affected by the factors listed above, as well as the management skill of the persons managing the REIT. Since REITs have expenses of their own, you will bear a proportionate share of those expenses in addition to those of the fund. Because the fund focuses its investments in REITs and other companies related to the real estate industry, the value of your shares may rise and fall more than the value of shares of a fund that invests in a broader range of companies.

    IPOs of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. There can be no assurance that the fund will have favorable IPO investment opportunities in the future. Attractive IPOs are often oversubscribed and may not be available to the fund, or may be available in only very limited quantities.


    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                           -------------------------
                           AIM V.I. REAL ESTATE FUND
                           -------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.


                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1999...................................................................    0.35%
2000...................................................................   28.63%
2001...................................................................   -0.76%
2002...................................................................    6.37%
2003...................................................................   38.82%
2004...................................................................   36.58%
2005...................................................................    [--]%




    During the periods shown in the bar chart, the highest quarterly return was [17.14%] (quarter ended [December 31, 2004]) and the lowest quarterly return was [-8.32%] (quarter ended [September 30, 1999]). Effective April 30, 2004 the fund changed its investment objective. Performance shown for the fund reflects the investment objective of the fund in effect during the periods shown.

                           -------------------------
                           AIM V.I. REAL ESTATE FUND
                           -------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
(for the periods ended                                         SINCE         INCEPTION
December 31, 2005)                        1 YEAR    5 YEARS   INCEPTION         DATE
------------------------------------------------------------------------------------------
AIM V.I. Real Estate Fund(1,2)               --%       --%         --%         03/31/98
Standard & Poor's 500 Index(3,4)             --%       --%         --%         03/31/98
Morgan Stanley REIT Index(4,5)               --%       --%         --%         03/31/98
Lipper Real Estate Fund Index(4,6)           --%       --%         --%         03/31/98
------------------------------------------------------------------------------------------



(1) Effective July 3, 2006, the name of the fund will be changed to AIM V.I. Global Real Estate Fund.


(2) For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO Funds Group, Inc., an affiliate of A I M Advisors, Inc. Additionally, on April 30, 2004, the fund changed its investment objective. As a result, performance shown for the fund reflects the investment objective of the fund in effect during the periods shown. Total return figures include reinvested dividends and capital gain distributions and the effect of the fund's expenses.


(3) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Morgan Stanley REIT Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Real Estate Fund Index (which may or may not include the fund) is included for comparison to a peer group.


(4) The index may not reflect payment of fees, expenses or taxes.


(5) The Morgan Stanley REIT Index is a total-return index comprised of the most actively traded real estate investment trusts and is designed to be a measure of real estate equity performance.


(6) The Lipper Real Estate Fund Index is an equally weighted representation of the 30 largest funds within the Lipper Real Estate Category. These funds invest at least 65% of their portfolio in equity securities of domestic and foreign companies engaged in the real estate industry.

                           -------------------------
                           AIM V.I. REAL ESTATE FUND
                           -------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                 SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                            N/A

Maximum Deferred
Sales Charge (Load)                                                    N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from Series I share assets)                                      SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees

Other Expenses

Total Annual Fund
Operating Expenses
Fee Waiver(2,3)
Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2005 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily nets assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vii) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form or credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through April 30, 2006.

(3) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement (See "Fund Management--Advisor Compensation").]


EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES I SHARES                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------
AIM V.I. Real Estate Fund                     $ --     $ --      $ --       $ --
(effective July 3, 2006 AIM V.I. Global
Real Estate Fund)
----------------------------------------------------------------------------------

                           -------------------------
                           AIM V.I. REAL ESTATE FUND
                           -------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

--------------------------------------------------------------------------------


The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:




  - You invest $10,000 in the fund and hold it for the entire 10 year period;
    and






  - Your investment has a 5% return before expenses each year.





    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates makes any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.


           SERIES I                YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                   %               %            %            %            %
Cumulative Return Before
  Expenses                                %               %            %            %            %
Cumulative Return After
  Expenses                                %               %            %            %            %
End of Year Balance              $               $            $            $            $
Estimated Annual Expenses        $               $            $            $            $
--------------------------------------------------------------------------------------------------

           SERIES I                YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-------------------------------  --------------------------------------------------------------
Annual Expense Ratio(1)                   %            %            %            %            %
Cumulative Return Before
  Expenses                                %            %            %            %            %
Cumulative Return After
  Expenses                                %            %            %            %            %
End of Year Balance              $            $            $            $            $
Estimated Annual Expenses        $            $            $            $            $
--------------------------------------------------------------------------------------------------



(1) Your annual expenses may be higher or lower than those shown.



DISCLOSURE OF PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.



    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                           -------------------------
                           AIM V.I. REAL ESTATE FUND
                           -------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. INVESCO Institutional (N.A.), Inc. (INVESCO Real Estate) (the subadvisor) is located at Three Galleria Tower, Suite 500, 13155 Noel Road, Dallas, TX 75240. INVESCO Institutional and its subsidiaries manage investment products that span a wide range of asset classes from fixed income to value, core, and growth equities to alternative investments such as real estate and private capital. INVESCO Institutional manages more than 1,300 separate portfolios for clients located around the world. The subadvisor is responsible for the fund's day-to-day management, including the fund's investment decisions and the execution of securities transactions with respect to the fund.



    The advisor has acted as an investment advisor since its organization in 1976 and the subadvisor has acted as an investment advisor and qualified professional asset manager since 1979. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.



    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.



    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.



    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.



    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.


ADVISOR COMPENSATION

During the fiscal year ended December 31, 2005, the advisor received compensation of average daily net assets. The annual management fee payable to the investment advisor pursuant to the investment advisory agreement was 0.90% of average daily net assets, based on net asset levels. AIM has contractually agreed to advisory fee waivers for the period January 1, 2005 to June 30, 2006. The advisor will waive advisory fees to the extent necessary so that the advisory fee payable does not exceed the advisory fee rates after January 1, 2005. Following are the advisory fee rates before and after January 1, 2005.


   ADVISORY FEE RATES BEFORE          ADVISORY FEE RATES AFTER
     JANUARY 1, 2005 WAIVER            JANUARY 1, 2005 WAIVER
------------------------------------------------------------------
      0.90% of average daily net
                          assets   0.75% of the first $250 million
                                    0.74% of the next $250 million
                                    0.73% of the next $500 million
                                    0.72% of the next $1.5 billion
                                    0.71% of the next $2.5 billion
                                    0.70% of the next $2.5 billion
                                    0.69% of the next $2.5 billion
                                      0.68% of the excess over $10
                                                           billion



    A discussion regarding the basis for the Board's approval of the investment advisory agreement and the sub-advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve month period ended December 31, 2005.



PORTFOLIO MANAGER(S)

The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:


- Joe V. Rodriguez, Jr. (lead manager), Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the subadvisor and/or its affiliates since 1990. As the lead

                           -------------------------
                           AIM V.I. REAL ESTATE FUND
                           -------------------------

 manager, Mr. Rodriguez generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Rodriguez may perform these functions, and the nature of these functions, may change from time to time.


- Mark Blackburn, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the subadvisor and/or its affiliates since 1998.



- James Cowen, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the subadvisor and/or its affiliates since 2001. In 2000, he was a financial analyst for Jonathan Edwards Consulting.



- James W. Trowbridge, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the subadvisor and/or its affiliates since 1989.



- Ping-Ying Wang, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the subadvisor and/or its affiliates since 1998.



    They are assisted by the subadvisor's Real Estate Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.


    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES
The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and AIM have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES
The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.

    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior

                           -------------------------
                           AIM V.I. REAL ESTATE FUND
                           -------------------------

notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.

    Each of these tools is described in more detail below.

    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING
To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.

    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases in the insurance company's account with the fund related to such activities. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.

FAIR VALUE PRICING
Securities owned by the fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS
There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the fund may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the AIM Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio

                           -------------------------
                           AIM V.I. REAL ESTATE FUND
                           -------------------------

holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.

    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent the fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.


    The fund discloses portfolio holdings at different times and with different lag times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.


    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES
The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions, if any, will consist of both ordinary income and capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.

    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

                           -------------------------
                           AIM V.I. REAL ESTATE FUND
                           -------------------------

SHARE CLASSES
The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

PAYMENTS TO INSURANCE COMPANIES
ADI, the distributor of the fund, or one or more of its corporate affiliates, may make cash revenue sharing payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the fund and certain other marketing support services. ADI makes these payments from its own resources.


    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits ADI receives when it makes these payments may include, among other things, adding the fund to the list of underlying investment options in insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The revenue sharing payments ADI makes may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold to the insurance company during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    ADI is motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the fund, as well as about fees and/or commissions it charges.

                           -------------------------
                           AIM V.I. REAL ESTATE FUND
                           -------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal years (or period) indicated.


    This information has been audited by [auditors' name] independent registered public accountants, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                             YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------
                                                               2005          2004       2003       2002       2001
                                                              -------       -------    -------    -------    ------
Net asset value, beginning of period                                        $          $          $          $
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
===================================================================================================================
    Total from investment operations
===================================================================================================================
Less distributions:
  Dividends from net investment income
-------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
===================================================================================================================
    Total distributions
===================================================================================================================
Net asset value, end of period                                              $          $          $          $
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                                                    %          %          %         %
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                    $          $          $          $
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                                   %          %          %         %
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                                %          %          %         %
===================================================================================================================
Ratio of net investment income to average net assets                               %          %          %         %
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate                                                            %          %          %         %
___________________________________________________________________________________________________________________
===================================================================================================================


(a)   Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)   Ratios are based on average daily net assets of $45,884,338.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at

BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

BY TELEPHONE:          (800) 410-4246
Because you cannot purchase shares of the fund
directly, these documents have not been made
available on our website.

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, HAVE ALSO
BEEN MADE AVAILABLE TO INSURANCE COMPANIES ISSUING VARIABLE PRODUCTS THAT INVEST IN THE FUND.

You can also review and obtain copies of the fund's SAI financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM V.I. Real Estate Fund Series I

   Effective July 3, 2006, AIM V.I. Global


   Real Estate Fund Series I


   SEC 1940 Act file number: 811-07452

----------------------------------------

AIMinvestments.com     VIREA-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                       AIM V.I. REAL ESTATE FUND

                                                                     PROSPECTUS

                                                                    MAY 1, 2006


Series II shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Real Estate Fund seeks to achieve high total return.


The Board of Trustees of AIM Variable Insurance Funds, on behalf of AIM V.I. Real Estate Fund has approved changing the fund's name to "AIM V.I. Global Real Estate Fund," effective July 3, 2006.


-----------------------------------------------------------------------------

This prospectus contains important information about the Series II class shares (Series II shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                           --------------------------
                           AIM V.I. REAL ESTATE FUND
                           --------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             2
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3
Performance Table                                    4

FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fees and Expenses of the Fund                        5
Expense Example                                      5
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        6
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     6
------------------------------------------------------
FUND MANAGEMENT                                      7
------------------------------------------------------
The Advisor                                          7
Advisor Compensation                                 7
Portfolio Manager(s)                                 8
OTHER INFORMATION                                    8
------------------------------------------------------
Purchase and Redemption of Shares                    8
Excessive Short-Term Trading Activity
  Disclosures                                        8
Trade Activity Monitoring                            9
Fair Value Pricing                                   9
Risks                                                9
Pricing of Shares                                    9
Taxes                                               10
Dividends and Distributions                         10
Share Classes                                       11
Distribution Plan                                   11
Payments to Insurance Companies                     11
FINANCIAL HIGHLIGHTS                                12
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.

    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                           --------------------------
                           AIM V.I. REAL ESTATE FUND
                           --------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve high total return. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.


    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies. In complying with this 80% investment requirement, the fund may invest in debt and equity securities, including convertible securities, and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include equity real estate investment trusts and other real estate operating companies (collectively, REIT,) that own property that make short-term construction and development mortgage loans or that invest in long-term mortgages or mortgage pools, or companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.


    The fund may invest in equity, debt or convertible securities of companies unrelated to the real estate industry that the portfolio managers believe are undervalued and have potential for growth of capital. The fund will limit its investment in debt securities to those that are investment-grade or deemed by the fund's portfolio manager to be of comparable quality. The fund may invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase. When suitable opportunities are available, the fund may invest in initial public offerings (IPOs) of securities.

    The portfolio managers utilize fundamental real estate analysis and quantitative securities analysis to select investments for the fund, including analyzing a company's management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company's properties and calculating expected returns, among other things. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents, or high-quality debt instruments. As a result, the fund may not achieve its investment objective.


    The Board, on behalf of AIM V.I. Real Estate Fund has approved changing the fund's Investment Objective and Strategies, effective July 3, 2006, as follows:



    The fund's investment objective is to achieve high total return through growth of capital and current income. The investment objective of the fund may be changed by the Board without shareholder approval.



    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies. In complying with this 80% investment requirement, the fund may invest in debt and equity securities, including convertible securities, and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include equity real estate investment trusts and other real estate operating companies (collectively, REITs) that own property that make short-term construction and development mortgage loans or that invest in long-term mortgages or mortgage pools, or companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.



    The fund may invest in equity, debt or convertible securities of companies unrelated to the real estate industry that the portfolio managers believe are undervalued and have potential for growth of capital. The fund will limit its investment in debt securities unrelated to real estate to those that are investment-grade or deemed by the fund's portfolio managers to be of comparable quality.



    The fund will normally invest in the securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. The fund intends to maintain a risk profile similar to the EPRA/NAREIT Global Real Estate Index.



    The fund may invest up to 20% of its total assets in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles. The fund may also invest up to 5% of its total assets in lower-quality debt securities, i.e., "junk bonds." For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.



    The portfolio managers allocate the fund's assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the fund's investment objective. In analyzing specific companies for possible investment, the portfolio managers utilize fundamental real estate analysis and

                           --------------------------
                           AIM V.I. REAL ESTATE FUND
                           --------------------------


quantitative securities analysis to select investments for the fund, including analyzing a company's management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company's properties and calculating relative return potential among other things. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.



    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents, or high-quality debt instruments. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. The issuer of a debt security may default or otherwise be unable to honor a financial obligation.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.


    The prices of foreign securities may be further affected by other factors, including:



- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.



- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.



- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.



- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.



    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.


    The principal risk of investments in synthetic instruments is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. Also, synthetic instruments are subject to counter party risk which is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the fund.

    The fund could conceivably hold real estate directly if a company defaults on debt securities the fund owns. In that event, an investment in the fund may have additional risks relating to direct ownership in real estate, including difficulties in valuing and trading real estate, declines in value of the properties, risks relating to general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations and increases in interest rates.

    The value of the fund's investment in REITs is affected by the factors listed above, as well as the management skill of the persons managing the REIT. Since REITs have expenses of their own, you will bear a proportionate share of those expenses in addition to those of the fund. Because the fund focuses its investments in REITs and other companies related to the real estate industry, the value of your shares may rise and fall more than the value of shares of a fund that invests in a broader range of companies.

    IPOs of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. There can be no assurance that the fund will have favorable IPO investment opportunities in the future. Attractive IPOs are often oversubscribed and may not be available to the fund, or may be available in only very limited quantities.


    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                           --------------------------
                           AIM V.I. REAL ESTATE FUND
                           --------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart and performance table shown do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower.

    Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact that the Rule 12b-1 plan of Series II shares would have had if the Series II shares had then existed. Series I shares are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                              (PERFORMANCE CHART)

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1999*..................................................................    0.10%
2000*..................................................................   28.31%
2001*..................................................................   -1.01%
2002*..................................................................    6.11%
2003*..................................................................   38.48%
2004*..................................................................   36.40%
2005...................................................................    [  ]%


(*) The returns shown for these periods are the blended returns of the historical performance of the funds's Series II shares since their inception and the restated historical performance of the predecessor fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is April 30, 2004.


    During the periods shown in the bar chart, the highest quarterly return was [17.08%] (quarter ended [December 31, 2004]) and the lowest quarterly return was [-8.38%] (quarter ended [September 30, 1999]). Effective April 30, 2004 the fund changed its investment objective. Performance shown for the fund reflects the investment objective of the fund in effect during the periods shown.

                           --------------------------
                           AIM V.I. REAL ESTATE FUND
                           --------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to those of unmanaged broad-based securities market index, style-specific index and peer-group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
                                                                              SERIES I
                                                                               SHARES
(for the periods ended                                         SINCE         INCEPTION
December 31, 2005)                        1 YEAR   5 YEARS   INCEPTION          DATE
------------------------------------------------------------------------------------------
AIM V.I. Real Estate Fund(1,2)                 %        %            %         03/31/98
Standard & Poor's 500 Index(3,4)               %        %            %         03/31/98
Morgan Stanley REIT Index(4,5)                 %        %            %         03/31/98
Lipper Real Estate Fund Index(4,6)             %        %            %         03/31/98
------------------------------------------------------------------------------------------



(1) Effective July 3, 2006, the name of the fund will be changed to AIM V.I. Global Real Estate Fund.


(2) For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO Funds Group, Inc., an affiliate of A I M Advisors, Inc. Additionally, (i) on April 30, 2004, the fund changed its investment objective (performance shown for the fund reflects the investment objective of the fund in effect during the periods shown), and (ii) the returns shown for these periods are the blended returns of the historical performance of the funds's Series II shares since their inception and the restated historical performance of the predecessor fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is April 30, 2004. Total return figures include reinvested dividends and capital gain distributions and the effect of the fund's expenses.


(3) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Morgan Stanley REIT Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Real Estate Fund Index (which may or may not include the fund) is included for comparison to a peer group.


(4) The index may not reflect payment of fees, expenses or taxes.


(5) The Morgan Stanley REIT Index is a total-return index comprised of the most actively traded real estate investment trusts and is designed to be a measure of real estate equity performance.


(6) The Lipper Real Estate Fund Index is an equally weighted representation of the 30 largest funds within the Lipper Real Estate Category. These funds invest at least 65% of their portfolio in equity securities of domestic and foreign companies engaged in the real estate industry.

                           --------------------------
                           AIM V.I. REAL ESTATE FUND
                           --------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                             SERIES II SHARES
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                         N/A

Maximum Deferred
Sales Charge (Load)                                                 N/A
-------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
-------------------------------------------------------------------------------
(expenses that are deducted
from Series II share assets)                                 SERIES II SHARES
-------------------------------------------------------------------------------
Management Fees                                                         %

Rule 12b-1 Fees

Other Expenses(2)

Total Annual Fund
Operating Expenses

Fee Waiver(3,4)

Net Annual Fund Operating Expenses
-------------------------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2005 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Other Expenses are based on estimated amounts for the current fiscal year.
(3) The fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily nets assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above:
    (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and
    (vii) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation agreement is in effect through April 30, 2006.

(4) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management--Advisor Compensation").]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Real Estate Fund                   $        $         $         $
(effective July 3, 2006 AIM V.I. Global
Real Estate Fund)
--------------------------------------------------------------------------------

                           --------------------------
                           AIM V.I. REAL ESTATE FUND
                           --------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

--------------------------------------------------------------------------------


The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:



  - You invest $10,000 in the fund and hold it for the entire 10 year period;
    and





  - Your investment has a 5% return before expenses each year.



There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates makes any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product, if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.


           SERIES II               YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                   %               %            %            %            %
Cumulative Return Before
  Expenses                                %               %            %            %            %
Cumulative Return After
  Expenses                                %               %            %            %            %
End of Year Balance              $               $            $            $            $
Estimated Annual Expenses        $               $            $            $            $
--------------------------------------------------------------------------------------------------

           SERIES II               YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-------------------------------  --------------------------------------------------------------
Annual Expense Ratio(1)                   %            %            %            %            %
Cumulative Return Before
  Expenses                                %            %            %            %            %
Cumulative Return After
  Expenses                                %            %            %            %            %
End of Year Balance              $            $            $            $            $
Estimated Annual Expenses        $            $            $            $            $
--------------------------------------------------------------------------------------------------



(1) Your annual expenses may be higher or lower than those shown.



DISCLOSURE OF PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.



    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                           --------------------------
                           AIM V.I. REAL ESTATE FUND
                           --------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR


A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. INVESCO Institutional (N.A.), Inc. (INVESCO Real Estate) (the subadvisor) is located at Three Galleria Tower, Suite 500, 13155 Noel Road, Dallas, TX 75240. INVESCO Institutional and its subsidiaries manage investment products that span a wide range of asset classes from fixed income to value, core, and growth equities to alternative investments such as real estate and private capital. INVESCO Institutional manages more than 1,300 separate portfolios for clients located around the world. The subadvisor is responsible for the fund's day-to-day management, including the fund's investment decisions and the execution of securities transactions with respect to the fund.


    The advisor has acted as an investment advisor since its organization in 1976 and the subadvisor has acted as an investment advisor and qualified professional asset manager since 1979. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.



    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.



    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.



    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.


ADVISOR COMPENSATION


During the fiscal year ended December 31, 2005, the advisor received
compensation of      % of average daily net assets. The annual management fee
payable to the investment advisor pursuant to the investment advisory agreement was 0.90% of average daily net assets, based on net asset levels. AIM has contractually agreed to advisory fee waivers for the period January 1, 2005 to June 30, 2006. The advisor will waive advisory fees to the extent necessary so that the advisory fee payable does not exceed the advisory fee rates after January 1, 2005. Following are the advisory fee rates before and after January 1, 2005.


       ADVISORY FEE RATES BEFORE                  ADVISORY FEE RATES AFTER
         JANUARY 1, 2005 WAIVER                    JANUARY 1, 2005 WAIVER
----------------------------------------------------------------------------------
       0.90% of average daily net assets           0.75% of the first $250 million
                                                    0.74% of the next $250 million
                                                    0.73% of the next $500 million
                                                    0.72% of the next $1.5 billion
                                                    0.71% of the next $2.5 billion
                                                    0.70% of the next $2.5 billion
                                                    0.69% of the next $2.5 billion
                                              0.68% of the excess over $10 billion



    A discussion regarding the basis for the Board's approval of the investment advisory agreement and the sub-advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve month period ended December 31, 2005.

                           --------------------------
                           AIM V.I. REAL ESTATE FUND
                           --------------------------


PORTFOLIO MANAGER(S)


The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:


- Joe V. Rodriguez, Jr. (lead manager), Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the subadvisor and/or its affiliates since 1990. As the lead manager, Mr. Rodriguez generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Rodriguez may perform these functions, and the nature of these functions, may change from time to time.



- Mark Blackburn, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the subadvisor and/or its affiliates since 1998.



- James Cowen, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the subadvisor and/or its affiliates since 2001. In 2000, he was a financial analyst for Jonathan Edwards Consulting.



- James W. Trowbridge, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the subadvisor and/or its affiliates since 1989.



- Ping-Ying Wang, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the subadvisor and/or its affiliates since 1998.



    They are assisted by the subadvisor's Real Estate Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.


    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and AIM have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES
The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from

                           --------------------------
                           AIM V.I. REAL ESTATE FUND
                           --------------------------

stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.

    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.

    Each of these tools is described in more detail below.

    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.

    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the fund. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.

FAIR VALUE PRICING

Securities owned by the fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the fund may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the AIM Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith

                           --------------------------
                           AIM V.I. REAL ESTATE FUND
                           --------------------------

using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.

    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent the fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.


    The fund discloses portfolio holdings at different times and with different lag times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.


    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions, if any, will consist of both ordinary income and capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.

                           --------------------------
                           AIM V.I. REAL ESTATE FUND
                           --------------------------


    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

PAYMENTS TO INSURANCE COMPANIES

The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI, the distributor of the fund, or one or more of its corporate affiliates, may make additional cash revenue sharing payments to the insurance company or an affiliate in connection with promotion of the fund and certain other marketing support services. ADI makes these payments from its own resources.


    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits ADI receives when it makes these payments may include, among other things, adding the fund to the list of underlying investment options in insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members an insurance company's sales force or to an insurance company's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The revenue sharing payments ADI makes may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold to the insurance company during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    ADI is motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the fund, as well as about fees and/or commissions it charges.

                           --------------------------
                           AIM V.I. REAL ESTATE FUND
                           --------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal year (or period) indicated.


    This information has been audited by [auditors' name], independent registered public accountants, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                                APRIL 30, 2004
                                                                                 (DATE SALES
                                                               YEAR ENDED       COMMENCED) TO
                                                              DECEMBER 31,       DECEMBER 31,
                                                                  2005               2004
                                                              ------------      --------------
Net asset value, beginning of period                                                $
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                                   (a)
----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)
==============================================================================================
    Total from investment operations
==============================================================================================
Less distributions:
  Dividends from net investment income
----------------------------------------------------------------------------------------------
  Distributions from net realized gains
==============================================================================================
    Total distributions
==============================================================================================
Net asset value, end of period                                                      $
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                                           %
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                            $
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                                          %(c)
----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                                       %(c)
==============================================================================================
Ratio of net investment income to average net assets                                      %(c)
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate(d)                                                                %
______________________________________________________________________________________________
==============================================================================================


(a)Calculated using average shares outstanding.
(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)Ratios are annualized and based on average daily net assets of $11,824.
(d)Not annualized for periods less than one year.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at

BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

BY TELEPHONE:          (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.
THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON
FORM N-Q, HAVE ALSO BEEN MADE AVAILABLE TO INSURANCE
COMPANIES ISSUING VARIABLE PRODUCTS THAT INVEST IN THE
FUND.

You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM V.I. Real Estate Fund Series II

   Effective July 3, 2006,


   AIM V.I. Global Real Estate Fund Series II


   SEC 1940 Act file number: 811-07452

----------------------------------------

AIMinvestments.com     VIREA-PRO-2
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                  AIM V.I. SMALL CAP EQUITY FUND

                                                                     PROSPECTUS

                                                                    MAY 1, 2006


SERIES I SHARES

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Small Cap Equity Fund seeks to provide long-term growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series I class shares (Series I shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                         ------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                         ------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2
Performance Table                                    2
FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fees and Expenses of the Fund                        3
Expense Example                                      3
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        4
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------
FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5
Advisor Compensation                                 5
Portfolio Manager(s)                                 5
OTHER INFORMATION                                    6
------------------------------------------------------
Purchase and Redemption of Shares                    6
Excessive Short-Term Trading Activity
  Disclosures                                        6
Trade Activity Monitoring                            6
Fair Value Pricing                                   7
Risks                                                7
Pricing of Shares                                    7
Taxes                                                8
Dividends and Distributions                          8
Share Classes                                        8
Payments to Insurance Companies                      8
FINANCIAL HIGHLIGHTS                                10
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.

    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                         ------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                         ------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.


    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of small-capitalization companies. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 2000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The largest capitalized company included in the Russell 2000--Registered Trademark-- Index during the above-referenced period
ended March 31, 2006, had a market capitalization of $     billion. Under normal
conditions, the top 10 holdings may comprise up to 25% of the fund's total assets. The fund may also invest up to 25% of its total assets in foreign securities.


    Among factors which the portfolio managers may consider when purchasing securities are (1) the growth prospects for a company's products; (2) the economic outlook for its industry; (3) a company's new product development; (4) its operating management capabilities; (5) the relationship between the price of the security and its estimated value; (6) relevant market, economic and political environments; and (7) financial characteristics, such as a balance sheet analysis and return on assets. The portfolio managers consider whether to sell a particular security when any one of these factors materially changes or when the securities are no longer considered small-cap company securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase. When suitable opportunities are available, the fund may invest in initial public offerings (IPOs) of securities.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. This is especially true with respect to equity securities of small-cap companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of small-cap companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity, and the potential lack of strict financial and accounting controls and standards.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    Because a large percentage of the fund's assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in the fund.

    The principal risk of investments in synthetic instruments is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. Also, synthetic instruments are subject to counter party risk which is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the fund.

    IPOs of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. There can be no assurance that the fund will have favorable IPO investment opportunities in the future. Attractive IPOs are often oversubscribed and may not be available to the fund, or may be available in only very limited quantities.


    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                         ------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                         ------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

ANNUAL TOTAL RETURNS(1)
--------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's Series I shares from year to year.



                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2004...................................................................    9.4l%
2005...................................................................   [    %]


(1) A significant portion of the fund's returns during certain periods was attributable to its investments in IPOs. Although IPO investments have had a positive impact on the fund's performance in the past, there can be no assurance that the fund will have favorable IPO investment opportunities in the future. For additional information regarding the fund's performance, please see the "Financial Highlights" section of this prospectus.


    During the period shown in the bar chart, the highest quarterly return was % (quarter ended [December 31, 2004]) and the lowest quarterly return was % (quarter ended [September 30, 2004]).


PERFORMANCE TABLE

The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.


AVERAGE ANNUAL TOTAL RETURNS*
-------------------------------------------------------------------------------
                                                                   SERIES I
                                                                    SHARES
(for the periods ended                               SINCE        INCEPTION
December 31, 2005)                       1 YEAR    INCEPTION         DATE
-------------------------------------------------------------------------------
AIM V.I. Small Cap Equity Fund                %            %        08/29/03
Standard & Poor's 500 Index(1,2)              %            %(3)   08/31/03(3)
Russell 2000(R) Index(2,4)                    %            %(3)   08/31/03(3)
Lipper Small-Cap Core Fund Index(2,5)         %            %(3)   08/31/03(3)
-------------------------------------------------------------------------------



[* A significant portion of the fund's returns during certain periods was attributable to its investments in IPOs. Although IPO investments have had a positive impact on the fund's performance in the past, there can be no assurance that the fund will have favorable IPO investment opportunities in the future. For additional information regarding the fund's performance, please see the "Financial Highlights" section of this prospectus.


(1) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Russell 2000--Registered Trademark-- Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Small-Cap Core Fund Index (which may or may not include the fund) is included for comparison to a peer-group.

(2) The indices may not reflect payment of fees, expenses or taxes.

(3) The average annual total return given is since the month-end closest to the inception date of the fund's Series I shares.

(4) The Russell 2000--Registered Trademark-- Index is comprised of the smallest 2,000 stocks in the Russell 3000. This index is widely regarded as representative of small-cap stocks.

(5) The Lipper Small-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Small-Cap Core Classification. These funds, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median market capitalization of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-Cap Core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.]

                         ------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                         ------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                 SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                            N/A

Maximum Deferred
Sales Charge (Load)                                                    N/A
--------------------------------------------------------------------------------

"N/A" in the above tables means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from Series I share assets)                                      SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees(2)                                                        %

Other Expenses

Total Annual Fund
Operating Expenses

Fee Waiver(2,3)

Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2005 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.


(2) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. This agreement is reflected in the Fee Waiver. (See "Fund Management--Advisor Compensation").


(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.15% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through June 30, 2006.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES I SHARES                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------
AIM V.I. Small Cap Equity Fund                                 $        $        $          $
-------------------------------------------------------------

                         ------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                         ------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

--------------------------------------------------------------------------------


The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:



  - You invest $10,000 in the fund and hold it for the entire 10 year period;
    and





  - Your investment has a 5% return before expenses each year.



There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.


           SERIES I                YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                   %               %            %            %            %
Cumulative Return Before
  Expenses                                %               %            %            %            %
Cumulative Return After
  Expenses                                %               %            %            %            %
End of Year Balance              $               $            $            $            $
Estimated Annual Expenses        $               $            $            $            $
--------------------------------------------------------------------------------------------------

           SERIES I                YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)                   %            %            %            %            %
Cumulative Return Before
  Expenses                                %            %            %            %            %
Cumulative Return After
  Expenses                                %            %            %            %            %
End of Year Balance              $            $            $            $            $
Estimated Annual Expenses        $            $            $            $            $
--------------------------------------------------------------------------------------------------



(1) Your actual expenses may be higher or lower than those shown.



DISCLOSURE OF PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.



    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                         ------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                         ------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.



    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.



    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.



    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.


ADVISOR COMPENSATION


During the fiscal year ended December 31, 2005, the advisor received
compensation of      % of average daily net assets. The annual management fee
payable to the advisor pursuant to the investment advisory agreement was 0.85% of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to June 30, 2006. The advisor will waive advisory fees to the extent necessary so that the advisory fee payable does not exceed the advisory fee rates after January 1, 2005. Following are the advisory fee rates before and after January 1, 2005.


   ADVISORY FEE RATES BEFORE          ADVISORY FEE RATES AFTER
     JANUARY 1, 2005 WAIVER            JANUARY 1, 2005 WAIVER
------------------------------------------------------------------
      0.85% of average daily net
                          assets  0.745% of the first $250 million
                                    0.73% of the next $250 million
                                   0.715% of the next $500 million
                                    0.70% of the next $1.5 billion
                                   0.685% of the next $2.5 billion
                                    0.67% of the next $2.5 billion
                                   0.655% of the next $2.5 billion
                                      0.64% of the excess over $10
                                                           billion


A discussion regarding the basis for the Board's approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve month period ended December 31, 2005.



PORTFOLIO MANAGER(S)


The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

- Juliet S. Ellis (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 2004. From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management. As the lead manager, Ms. Ellis generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Ms. Ellis may perform these functions, and the nature of these functions, may change from time to time.

                         ------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                         ------------------------------


- Juan R. Hartsfield, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the advisor and/or its affiliates since 2004. From 2000 to 2004, he was co-portfolio manager with JPMorgan Fleming Asset Management.



    They are assisted by the advisor's Small Cap Core/Growth Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.


    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and AIM have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.

    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, AIM and its affiliates (collectively the AIM Affiliates) currently use the following tools designed to discourage excessive short-term trading in the fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.

    Each of these tools is described in more detail below.

    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of the variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in

                         ------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                         ------------------------------

abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.

    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the fund. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.

FAIR VALUE PRICING

Securities owned by the fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the fund may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the AIM Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are

                         ------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                         ------------------------------

unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.

    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent the fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.


    The fund discloses portfolio holdings at different times and with different lag times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.


    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.

    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan". This prospectus relates to the Series I shares.

PAYMENTS TO INSURANCE COMPANIES

ADI, the distributor of the fund, or one or more of its corporate affiliates, may make cash revenue sharing payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the fund and certain other marketing support services. ADI makes these payments from its own resources.


    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits ADI receives when it makes these payments may include, among other things, adding the fund to the list of underlying investment options in insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. Revenue

                         ------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                         ------------------------------


sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The revenue sharing payments ADI makes may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold to the insurance company during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    ADI is motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the fund, as well as about fees and/or commissions it charges.

                         ------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                         ------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal years (or period) indicated.


    The information for the fiscal year 2005 has been audited by [auditor], whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. [Auditor] was appointed by the Audit Committee of the Board as the fund's new independent registered public accounting firm. Such appointment was ratified and approved by the independent trustees of the Board. Information prior to fiscal year 2005 was audited by other public accountants.


    For a discussion of how investments in IPOs affected the fund's performance, see the "Performance Information" section of this prospectus


                                                                                               AUGUST 29, 2003
                                                                                               (DATE OPERATIONS
                                                                YEAR ENDED DECEMBER 31,         COMMENCED) TO
                                                                ------------------------         DECEMBER 31
                                                                 2005           2004                 2003
                                                                ------      ------------       ----------------
Net asset value, beginning of period                                          $                     $
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
---------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)
===============================================================================================================
    Total from investment operations
===============================================================================================================
Less distributions:
  Dividends from net investment income
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
===============================================================================================================
    Total distributions
===============================================================================================================
Net asset value, end of period                                                $
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                                      %
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                      $                     $
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                                     %                    %
---------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                                  %                    %
===============================================================================================================
Ratio of net investment income (loss) to average net assets                          %                    %
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(e)                                                           %                    %
_______________________________________________________________________________________________________________
===============================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at

BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

BY TELEPHONE:          (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, HAVE ALSO
BEEN MADE AVAILABLE TO INSURANCE COMPANIES ISSUING VARIABLE PRODUCTS THAT INVEST IN THE FUND.
You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

---------------------------------------------
   AIM V.I. Small Cap Equity Fund Series I

   SEC 1940 Act file number: 811-07452


---------------------------------------------

AIMinvestments.com     VISCE-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                  AIM V.I. SMALL CAP EQUITY FUND

                                                                     PROSPECTUS

                                                                    MAY 1, 2006


Series II shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Small Cap Equity Fund seeks to provide long-term growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series II class shares (Series II shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                       ---------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                       ---------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2
Performance Table                                    2
FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fees and Expenses of the Fund                        3
Expense Example                                      3
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        4
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------
FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5
Advisor Compensation                                 5
Portfolio Manager(s)                                 5
OTHER INFORMATION                                    6
------------------------------------------------------
Purchase and Redemption of Shares                    6
Excessive Short-Term Trading Activity
  Disclosures                                        6
Trade Activity Monitoring                            7
Fair Value Pricing                                   7
Risks                                                7
Pricing of Shares                                    7
Taxes                                                8
Dividends and Distributions                          8
Share Classes                                        8
Distribution Plan                                    8
Payments to Insurance Companies                      9
FINANCIAL HIGHLIGHTS                                10
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.

    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                       ---------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                       ---------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.


    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of small-capitalization companies. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 2000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The largest capitalized company included in the Russell 2000--Registered Trademark-- Index during the above-referenced period
ended March 31, 2006, had a market capitalization of $     billion. Under normal
conditions, the top 10 holdings may comprise up to 25% of the fund's total assets. The fund may also invest up to 25% of its total assets in foreign securities.


    Among factors which the portfolio managers may consider when purchasing securities are (1) the growth prospects for a company's products; (2) the economic outlook for its industry; (3) a company's new product development; (4) its operating management capabilities; (5) the relationship between the price of the security and its estimated value; (6) relevant market, economic and political environments; and (7) financial characteristics, such as a balance sheet analysis and return on assets. The portfolio managers consider whether to sell a particular security when any one of these factors materially changes or when the securities are no longer considered small-cap company securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase. When suitable opportunities are available, the fund may invest in initial public offerings (IPOs) of securities.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. This is especially true with respect to equity securities of small-cap companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of small-cap companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity, and the potential lack of strict financial and accounting controls and standards.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    Because a large percentage of the fund's assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in the fund.

    The principal risk of investments in synthetic instruments is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. Also, synthetic instruments are subject to counter party risk which is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the fund.

    IPOs of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. There can be no assurance that the fund will have favorable IPO investment opportunities in the future. Attractive IPOs are often oversubscribed and may not be available to the fund, or may be available in only very limited quantities.


    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                       ---------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                       ---------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

ANNUAL TOTAL RETURNS(1)
--------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's Series II shares from year to year.



                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2004...................................................................    9.23%
2005...................................................................    [--]%


(1) A significant portion of the fund's returns during certain periods was attributable to its investments in IPOs. Although IPO investments have had a positive impact on the fund's performance in the past, there can be no assurance that the fund will have favorable IPO investment opportunities in the future. For additional information regarding the fund's performance, please see the "Financial Highlights" section of this prospectus.


    During the period shown in the bar chart, the highest quarterly return was % (quarter ended [December 31, 2004]) and the lowest quarterly return was % (quarter ended [September 30, 2004]).


PERFORMANCE TABLE

The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.


AVERAGE ANNUAL TOTAL RETURNS(*)
--------------------------------------------------------------------------------
                                                                   SERIES II
                                                                     SHARES
(for the periods ended                               SINCE         INCEPTION
December 31, 2005)                        1 YEAR   INCEPTION          DATE
--------------------------------------------------------------------------------
AIM V.I. Small Cap Equity Fund                %            %         08/29/03
Standard & Poor's 500 Index(1,2)              %            %         08/31/03(3)
Russell 2000--Registered Trademark--
  Index(2,4)                                  %            %         08/31/03(3)
Lipper Small-Cap Core Fund Index(2,5)         %            %         08/31/03(3)
--------------------------------------------------------------------------------



[(*) A significant portion of the fund's returns during certain periods was attributable to its investments in IPOs. Although IPO investments have had a positive impact on the fund's performance in the past, there can be no assurance that the fund will have favorable IPO investment opportunities in the future. For additional information regarding the fund's performance, please see the "Financial Highlights" section of this prospectus.


(1) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Russell 2000--Registered Trademark-- Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Small-Cap Core Fund Index (which may or may not include the fund) is included for comparison to a peer-group.

(2) The indices may not reflect payment of fees, expenses or taxes.

(3) The average annual total return given is since the month-end closest to the inception date of the fund's Series II shares.

(4) The Russell 2000--Registered Trademark-- Index is comprised of the smallest 2,000 stocks in the Russell 3000. This index is widely regarded as representative of small-cap stocks.

(5) The Lipper Small-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Small-Cap Core Classification. These funds, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median market capitalization of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-Cap Core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.]

                       ---------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                       ---------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                             SERIES II SHARES
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                         N/A

Maximum Deferred
Sales Charge (Load)                                                 N/A
-------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
-------------------------------------------------------------------------------
(expenses that are deducted
from Series II share assets)                                 SERIES II SHARES
-------------------------------------------------------------------------------
Management Fees(2)                                                      %

Rule 12b-1 Fees

Other Expenses

Total Annual Fund
Operating Expenses

Fee Waiver(2,3)
Net Annual Fund Operating Expenses
-------------------------------------------------------------------------------



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2005 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.


(2) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. This agreement is reflected in the Fee Waiver. (See "Fund Management--Advisor Compensation").


(3) The fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.40% of average daily nets assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and
    (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation agreement is in effect through June 30, 2006.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES II SHARES                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------
AIM V.I. Small Cap Equity Fund                                  $        $        $          $
----------------------------------------------------------------------------------------------------

                       ---------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                       ---------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

--------------------------------------------------------------------------------


The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:



  - You invest $10,000 in the fund and hold it for the entire 10 year period;
    and





  - Your investment has a 5% return before expenses each year.





There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.


           SERIES II               YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                   %               %            %            %            %
Cumulative Return Before
  Expenses                                %               %            %            %            %
Cumulative Return After
  Expenses                                %               %            %            %            %
End of Year Balance              $               $            $            $            $
Estimated Annual Expenses        $               $            $            $            $
--------------------------------------------------------------------------------------------------

           SERIES II               YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-------------------------------  --------------------------------------------------------------
Annual Expense Ratio(1)                   %            %            %            %            %
Cumulative Return Before
  Expenses                                %            %            %            %            %
Cumulative Return After
  Expenses                                %            %            %            %            %
End of Year Balance              $            $            $            $            $
Estimated Annual Expenses        $            $            $            $            $
--------------------------------------------------------------------------------------------------



(1) Your actual expenses may be higher or lower than those shown.



DISCLOSURE OF PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.



    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                       ---------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                       ---------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.



    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.



    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.



    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.


ADVISOR COMPENSATION


During the fiscal year ended December 31, 2005, the advisor received
compensation of      % of average daily net assets. The annual management fee
payable to the advisor pursuant to the investment advisory agreement was 0.85% of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to June 30, 2006. The advisor will waive advisory fees to the extent necessary so that the advisory fee payable does not exceed the advisory fee rates after January 1, 2005. Following are the advisory fee rates before and after January 1, 2005.


       ADVISORY FEE RATES BEFORE                  ADVISORY FEE RATES AFTER
         JANUARY 1, 2005 WAIVER                    JANUARY 1, 2005 WAIVER
----------------------------------------------------------------------------------
0.85% of average daily net assets.......          0.745% of the first $250 million
                                                    0.73% of the next $250 million
                                                   0.715% of the next $500 million
                                                    0.70% of the next $1.5 billion
                                                   0.685% of the next $2.5 billion
                                                    0.67% of the next $2.5 billion
                                                   0.655% of the next $2.5 billion
                                              0.64% of the excess over $10 billion



    A discussion regarding the basis for the Board's approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve month period ended December 31, 2005.



PORTFOLIO MANAGER(S)


The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

- Juliet S. Ellis (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 2004. From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management. As the lead manager, Ms. Ellis generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings.

                       ---------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                       ---------------------------------

 The degree to which Ms. Ellis may perform these functions, and the nature of these functions, may change from time to time.


- Juan R. Hartsfield, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the advisor and/or its affiliates since 2004. From 2000 to 2004, he was co-portfolio manager with JPMorgan Fleming Asset Management.



    They are assisted by the advisor's Small Cap Core/Growth Team, which is comprised of portfolio managers, and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.


    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and AIM have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.

    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

    Each of these tools is described in more detail below.

    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of the variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

                       ---------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                       ---------------------------------

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.

    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the fund. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.

FAIR VALUE PRICING

Securities owned by the fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the fund may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the AIM Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

                       ---------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                       ---------------------------------


    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.

    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent the fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.


    The fund discloses portfolio holdings at different times and with different lag times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.


    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.

    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays this fee out of its assets on an ongoing basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of charges.

                       ---------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                       ---------------------------------

PAYMENTS TO INSURANCE COMPANIES

The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI, the distributor of the fund, or one or more of its corporate affiliates, may make additional cash revenue sharing payments to the insurance company or an affiliate in connection with promotion of the fund and certain other marketing support services. ADI makes these payments from its own resources.


    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits ADI receives when it makes these payments may include, among other things, adding the fund to the list of underlying investment options in insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The revenue sharing payments ADI makes may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold to the insurance company during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    ADI is motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the fund, as well as about fees and/or commissions it charges.

                       ---------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                       ---------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal year (or period) indicated.


    The information for the fiscal year ended 2005 has been audited by [auditors], whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. [Auditor] was appointed by the Audit Committee of the Board as the fund's new independent registered public accounting firm. Such appointment was ratified and approved by the independent trustees of the Board. Information prior to fiscal year 2005 was audited by other public accountants.


    For a discussion of how investments in IPOs affected the fund's performance, see the "Performance Information" section of this prospectus.


                                                                                              AUGUST 29, 2003
                                                                                              (DATE OPERATIONS
                                                                            YEAR ENDED         COMMENCED) TO
                                                                           DECEMBER 31,         DECEMBER 31
                                                               2005            2004                 2003
                                                              ------       ------------       ----------------
Net asset value, beginning of period                                          $                    $
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
--------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)
==============================================================================================================
    Total from investment operations
==============================================================================================================
Less distributions:
  Dividends from net investment income
--------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
==============================================================================================================
    Total distributions
==============================================================================================================
Net asset value, end of period                                                $                    $
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                                                                     %                    %
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                      $                    $
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                                    %                    %
--------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                                 %                    %
==============================================================================================================
Ratio of net investment income (loss) to average net assets                         %                    %
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate(e)                                                          %                    %
______________________________________________________________________________________________________________
==============================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable products, or you may contact us at

BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

BY TELEPHONE:          (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.
THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED
ON FORM N-Q, HAVE ALSO BEEN MADE AVAILABLE TO
INSURANCE COMPANIES ISSUING VARIABLE PRODUCTS THAT
INVEST IN THE FUND.

You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

--------------------------------------------
   AIM V.I. Small Cap Equity Fund Series II

   SEC 1940 Act file number: 811-07452

--------------------------------------------

AIMinvestments.com     VISCE-PRO-2
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                              AIM V.I. SMALL COMPANY GROWTH FUND

                                                                     PROSPECTUS
                                                                    MAY 1, 2006

Series I shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Small Company Growth Fund seeks long-term capital growth.

The Board of Trustees of AIM Variable Insurance Funds, on behalf of AIM V.I. Small Company Growth Fund has approved changing the fund's name to "AIM V.I. Small Cap Growth Fund," effective July 3, 2006.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series I class shares (Series I shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                       ----------------------------------
                       AIM V.I. SMALL COMPANY GROWTH FUND
                       ----------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             2
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3
Performance Table                                    4
FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fees and Expenses of the Fund                        5
Expense Example                                      5
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        6
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     6
------------------------------------------------------
FUND MANAGEMENT                                      7
------------------------------------------------------
The Advisor                                          7
Advisor Compensation                                 7
Portfolio Manager(s)                                 7
OTHER INFORMATION                                    8
------------------------------------------------------
Purchase and Redemption of Shares                    8
Excessive Short-Term Trading Activity
  Disclosures                                        8
Trade Activity Monitoring                            9
Fair Value Pricing                                   9
Risks                                                9
Pricing of Shares                                    9
Taxes                                               10
Dividends and Distributions                         10
Share Classes                                       10
Payments to Insurance Companies                     10
FINANCIAL HIGHLIGHTS                                12
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.

    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                       ----------------------------------
                       AIM V.I. SMALL COMPANY GROWTH FUND
                       ----------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term capital growth.

    The advisor actively manages the fund in the growth style focusing on small-cap growth companies with high growth potential as demonstrated by our quantitative and qualitative analysis.

    The advisor selects stocks for the fund based on an analysis of individual companies, focusing on company fundamentals and growth prospects. The advisor uses a three-step process that includes quantitative, fundamental and valuation analysis. The proprietary quantitative models and screening tools reduce an investment universe of thousands of companies down to a more manageable list of investment candidates. The fundamental research includes careful financial statement analysis and meetings with company management teams to define a company's key drivers of success and to assess its durability. The goal is to ascertain the level, quality and duration of a company's growth prospects, and to gain confidence in the management team. The valuation analysis assesses the degree to which expected future growth is discounted in the stock price. The advisor also carefully scrutinizes the risk/reward of each holding to ensure a continued fit in the fund. A stock that successfully passes this selection process is a viable candidate for the fund's portfolio.

    The advisor considers selling or reducing its holdings in a stock if:

    (1) It no longer meets the investment criteria;

    (2) A company experiences decelerating or disappointing earnings;

    (3) A stock approaches or hits its target price;

    (4) The company's fundamental business prospects deteriorate; and/or

    (5) A more attractive investment option is identified.

    The fund normally invests at least 80% of its assets in securities of small-capitalization companies. In complying with this 80% investment requirement, the fund will be invested in primarily marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depository Receipts. A company is a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000(R) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 2000(R) Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which measures the performance of the 3,000 largest U.S. companies base on total market capitalization.

    When suitable opportunities are available, the fund may invest in initial public offerings (IPOs) of securities.

    For cash management purposes, the advisor may elect to hold a portion of the fund's assets in cash or cash equivalents, including shares of affiliated money market funds.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

    Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

    The Board of Trustees of AIM Variable Insurance Funds, on behalf of AIM V.I. Small Company Growth Fund has approved changing the fund's Investment Strategies, effective July 3, 2006, as follows:

    The fund's investment objective is long-term capital growth.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of small-capitalization companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investment may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000(R) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 2000(R) Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

    The fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments. The fund may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting investments, the portfolio managers seek to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The portfolio managers anticipate that the fund, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings. The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in the marketplace. The portfolio managers

                       ----------------------------------
                       AIM V.I. SMALL COMPANY GROWTH FUND
                       ----------------------------------

consider whether to sell a particular security when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

As an individual investor, you have a risk that you could lose all or a portion of your investment in the fund. Your individual risk is directly related to the risk to which the fund is exposed as a result of its investing activities. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests.

    The prices of securities in which the fund invests change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The primary risks that could affect the fund's performance are described in this section.

    Investment Style Risk. Because the fund is a growth style fund, it is subject to risks associated with investment styles. Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investment sentiment favors the value investing style.

    Sector Risk. At any given time, the fund may be subject to sector risk. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The fund is not limited with respect to sectors in which it can invest. If the advisor allocates more of the fund's portfolio holdings to a particular economic sector, the fund's overall performance will be more susceptible to the economic, business, or other developments which generally affect that sector.

    Small Issuer Risk. Investments in small, developing companies carry greater risk than investments in larger, more established companies. Developing companies generally face intense competition and have a higher rate of failure than large companies. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.

    Market Risk. Equity stock prices vary and may fall, thus reducing the value of a fund's investments. Certain stocks selected for the fund's portfolio may decline in value more than the overall stock market.

    Liquidity Risk. The fund's portfolio is liquid if the fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

    Derivatives Risk. A derivative is a financial instrument whose value is "derived", in some manner, from the price of another security, index, asset, or rate. Derivatives include options contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market prices fluctuations than others. Also, derivatives are subject to counterparty risk, described below.

    Counterparty Risk. This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the fund.

    Foreign Securities Risk. Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks.

- Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the fund's investment in a security valued in the foreign currency, or based on that currency value.

- Political Risk. Political actions, events, and instability may affect the value of a security.

- Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

- Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

    Risk Resulting From Lack of Timely Information. Timely information about a security or its issuers may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

    The prices of IPO securities may go up and down more than prices of equity securities of companies with longer trading histories. In addition, companies offering securities in IPOs may have less experienced management or limited operating histories. There can be no assurance that the fund will have favorable IPO investment opportunities.

    You should also be aware that to the extent the fund holds cash or cash equivalents rather than equity securities for risk management purposes, the fund may not achieve its investment objective.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                       ----------------------------------
                       AIM V.I. SMALL COMPANY GROWTH FUND
                       ----------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1998...................................................................   16.38%
1999...................................................................   91.06%
2000...................................................................  -14.98%
2001...................................................................  -18.54%
2002...................................................................  -31.11%
2003...................................................................   33.43%
2004...................................................................   13.90%
2005...................................................................  [     %]


    During the periods shown in the bar chart, the highest quarterly return was [47.92]% (quarter ended [December 31, 1999]) and the lowest quarterly return was [-29.42]% (quarter ended [September 30, 2001]).

                       ----------------------------------
                       AIM V.I. SMALL COMPANY GROWTH FUND
                       ----------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------
(for the periods ended                                         SINCE
December 31, 2005)                       1 YEAR    5 YEARS   INCEPTION
--------------------------------------------------------------------------
AIM V.I. Small Company Growth Fund(1,2)     --%      (--%)      --%(3)
S&P 500 Index(4,5)                          --%      (--%)      --%(3)
Russell 2000(R) Growth Index(5,6)           --%      (--%)      --%(3)
Lipper Small-Cap Growth Fund Index(5,7)     --%      (--%)      --%(3)
--------------------------------------------------------------------------

(1) For periods to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Effective July 3, 2006, the name of the fund will be changed to AIM V.I. Small Cap Growth Fund.
(2) Total return figures include reinvested dividends and capital gain distributions and the effect of the fund's expenses.
(3) The fund commenced investment operations on August 22, 1997. Index comparisons begin on August 31, 1997.
(4) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. Stock market performance. The fund has also included the Russell 2000(R) Growth Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Small-Cap Growth Fund Index (which may or may not include the fund) is included for comparison to a peer-group.
(5) The indices may not reflect payment of fees, expenses or taxes.
(6) The Russell 2000(R) Growth Index measures the performance of those Russell 2000(R) Index companies with higher price-to-book ratios and higher forecasted growth values.
(7) The Lipper Small-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Small-Cap Growth Classification. These funds, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median market capitalization of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-Cap Growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

                       ----------------------------------
                       AIM V.I. SMALL COMPANY GROWTH FUND
                       ----------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                 SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                            N/A

Maximum Deferred
Sales Charge (Load)                                                    N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."

ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from Series I share assets)                                      SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees(2)                                                         %

Other Expenses

Total Annual Fund Operating Expenses

Fee Waiver(2,3)

Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------

[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2005 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
(2) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management--Advisor Compensation".)
(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.20% of average daily net assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through June 30, 2006.]

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the funds with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES I SHARES                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------
AIM V.I. Small Company Growth Fund
(effective July 3, 2006 AIM V.I. Small Cap
Growth Fund)                                  $ --     $ --      $ --      $   --
----------------------------------------------------------------------------------

                       ----------------------------------
                       AIM V.I. SMALL COMPANY GROWTH FUND
                       ----------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

  - You invest $10,000 in the fund and hold it for the entire 10 year period;
    and

  - Your investment has a 5% return before expenses each year.

    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates makes any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

           SERIES I                YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                   %               %            %            %            %
Cumulative Return Before
  Expenses                                %               %            %            %            %
Cumulative Return After
  Expenses                                %               %            %            %            %
End of Year Balance              $               $            $            $            $
Estimated Annual Expenses        $               $            $            $            $
--------------------------------------------------------------------------------------------------

           SERIES I                YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)                   %            %            %            %            %
Cumulative Return Before
  Expenses                                %            %            %            %            %
Cumulative Return After
  Expenses                                %            %            %            %            %
End of Year Balance              $            $            $            $            $
Estimated Annual Expenses        $            $            $            $            $
--------------------------------------------------------------------------------------------------

(1) Your actual expenses may be higher or lower than those shown.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                       ----------------------------------
                       AIM V.I. SMALL COMPANY GROWTH FUND
                       ----------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 2005, the advisor received
compensation of      % of average daily net assets. The annual management fee
payable to the investment advisor pursuant to the investment advisory agreement, was 0.75% of average daily net assets, based on net asset levels. AIM has contractually agreed to advisory fee waivers for the period January 1, 2005 to June 30, 2006. The advisor will waive advisory fees to the extent necessary so that the advisory fee payable does not exceed the advisory fee rates after January 1, 2005. Following are the advisory fee rates before and after January 1, 2005.

       ADVISORY FEE RATES BEFORE                  ADVISORY FEE RATES AFTER
         JANUARY 1, 2005 WAIVER                    JANUARY 1, 2005 WAIVER
----------------------------------------------------------------------------------
       0.75% of average daily net assets          0.745% of the first $250 million
                                                    0.73% of the next $250 million
                                                   0.715% of the next $500 million
                                                    0.70% of the next $1.5 billion
                                                   0.685% of the next $2.5 billion
                                                    0.67% of the next $2.5 billion
                                                   0.655% of the next $2.5 billion
                                              0.64% of the excess over $10 billion


    A discussion regarding the basis for the Board of Trustees' (the Board) approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve month period ended December 31, 2005.

PORTFOLIO MANAGER(S)

The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

- Juliet S. Ellis (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 2004. From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management. As the lead manager, Ms. Ellis generally has final authority over all aspects of the fund's investment portfolio, including but
                                        7

                       ----------------------------------
                       AIM V.I. SMALL COMPANY GROWTH FUND
                       ----------------------------------

 not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Ms. Ellis may perform these functions, and the nature of these functions, may change from time to time.

- Juan R. Hartsfield, Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 2004. From 2000 to 2004, he was a co-portfolio manager with JPMorgan Fleming Asset Management. From 1999 to 2000, he was a management consultant with Booz Allen & Hamilton.

    They are assisted by the advisor's Small Cap Core/Growth Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on these portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and AIM have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.

    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the fund:

(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.

    Each of these tools is described in more detail below.

    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf

                       ----------------------------------
                       AIM V.I. SMALL COMPANY GROWTH FUND
                       ----------------------------------

of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.

    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the AIM Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available,
                                        9

                       ----------------------------------
                       AIM V.I. SMALL COMPANY GROWTH FUND
                       ----------------------------------

and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board of Trustees.

    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent the fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.

    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions, if any, will consist of both ordinary income and capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.

    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

PAYMENTS TO INSURANCE COMPANIES

ADI, the distributor of the fund, or one or more of its corporate affiliates, may make cash revenue sharing payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the fund and certain other marketing support services. ADI makes these payments from its own resources.

    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of

                       ----------------------------------
                       AIM V.I. SMALL COMPANY GROWTH FUND
                       ----------------------------------

the fund. The benefits ADI receives when it makes these payments may include, among other things, adding the fund to the list of underlying investment options in insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The revenue sharing payments ADI makes may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold to the insurance company during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.

    ADI is motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the fund, as well as about fees and/or commissions it charges.

                       ----------------------------------
                       AIM V.I. SMALL COMPANY GROWTH FUND
                       ----------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal years (or period) indicated.

    This information has been audited by [auditors' name] independent registered public accountants, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                2005           2004        2003        2002        2001
                                                              --------       --------    --------    --------    --------
Net asset value, beginning of period                                         $           $           $           $
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                                                             (a)         (a)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
=========================================================================================================================
    Total from investment operations
=========================================================================================================================
Less distributions from net realized gains                                         --          --          --          --
=========================================================================================================================
Net asset value, end of period                                               $           $           $           $
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                                      %           %           %           %
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                     $           $           $           $
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                                     %(c)         %          %           %
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                                  %(c)         %          %           %
=========================================================================================================================
Ratio of net investment income (loss) to average net assets                          %(c)         %          %           %
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                                              %           %           %           %
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.09), $(0.06) and $(0.08) for the years ended December 31, 2002, 2001 and 2000, respectively.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are based on average daily net assets of $45,068,848.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at

BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

BY TELEPHONE:          (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, HAVE ALSO
BEEN MADE AVAILABLE TO INSURANCE COMPANIES ISSUING VARIABLE PRODUCTS THAT INVEST IN THE FUND.

You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------------
   AIM V.I. Small Company Growth Fund Series I
   Effective July 3, 2006, AIM V.I. Small
   Cap Growth Fund Series I
   SEC 1940 Act file number: 811-07452
----------------------------------------------

AIMinvestments.com     I-VISCG-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                              AIM V.I. SMALL COMPANY GROWTH FUND

                                                                     PROSPECTUS
                                                                    MAY 1, 2006

Series II shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Small Company Growth Fund seeks long-term capital growth.

The Board of Trustees of AIM Variable Insurance Funds, on behalf of AIM V.I. Small Company Growth Fund has approved changing the fund's name to "AIM V.I. Small Cap Growth Fund," effective July 3, 2006.
--------------------------------------------------------------------------------

This prospectus contains important information about the Series II class shares (Series II shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                          ---------------------------
                       AIM V.I. SMALL COMPANY GROWTH FUND
                          ---------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             2
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3
Performance Table                                    4

FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fees and Expenses of the Fund                        5
Expense Example                                      5
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        6
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     6
------------------------------------------------------
FUND MANAGEMENT                                      7
------------------------------------------------------
The Advisor                                          7
Advisor Compensation                                 7
Portfolio Manager(s)                                 7
OTHER INFORMATION                                    9
------------------------------------------------------
Purchase and Redemption of Shares                    9
Excessive Short-Term Trading Activity
  Disclosures                                        9
Trading Activity Monitoring                          9
Fair Value Pricing                                  10
Risks                                               10
Pricing of Shares                                   10
Taxes                                               11
Dividends and Distributions                         11
Share Classes                                       11
Distribution Plan                                   11
Payments to Insurance Companies                     11
FINANCIAL HIGHLIGHTS                                13
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.

    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                          ---------------------------
                       AIM V.I. SMALL COMPANY GROWTH FUND
                          ---------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term capital growth.

    The advisor actively manages the fund in the growth style focusing on small-cap growth companies with high growth potential as demonstrated by our quantitative and qualitative analysis.

    The advisor selects stocks for the fund based on an analysis of individual companies, focusing on company fundamentals and growth prospects. The advisor uses a three-step process that includes quantitative, fundamental and valuation analysis. The proprietary quantitative models and screening tools reduce an investment universe of thousands of companies down to a more manageable list of investment candidates. The fundamental research includes careful financial statement analysis and meetings with company management teams to define a company's key drivers of success and to assess its durability. The goal is to ascertain the level, quality and duration of a company's growth prospects, and to gain confidence in the management team. The valuation analysis assesses the degree to which expected future growth is discounted in the stock price. The advisor also carefully scrutinizes the risk/reward of each holding to ensure a continued fit in the fund. A stock that successfully passes this selection process is a viable candidate for the fund's portfolio.

    The advisor considers selling or reducing its holdings in a stock if:

(1) It no longer meets the investment criteria;

(2) A company experiences decelerating or disappointing earnings;

(3) A stock approaches or hits its target price;

(4) The company's fundamental business prospects deteriorate; and/or

(5) A more attractive investment option is identified.

    The fund normally invests at least 80% of its assets in securities of small-capitalization companies. In complying with this 80% investment requirement, the fund will be invested in primarily marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depository Receipts. A company is a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company include in the Russell 2000(R) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 2000(R) Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which measures the performance of the 3,000 largest U.S. companies base on total market capitalization.

    When suitable opportunities are available, the fund may invest in initial public offerings (IPOs) of securities.

    For cash management purposes, the advisor may elect to hold a portion of the fund's assets in cash or cash equivalents, including shares of affiliated money market funds.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

    Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

    The Board of Trustees of AIM Variable Insurance Funds, on behalf of AIM V.I. Small Company Growth Fund has approved changing the fund's Investment Strategies, effective July 3, 2006, as follows:

    The fund's investment objective is long-term capital growth.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of small-capitalization companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investment may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 2000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

    The fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments. The fund may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting investments, the portfolio managers seek to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The portfolio managers anticipate that the fund, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings. The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in the marketplace. The portfolio managers

                          ---------------------------
                       AIM V.I. SMALL COMPANY GROWTH FUND
                          ---------------------------

consider whether to sell a particular security when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

As an individual investor, you have a risk that you could lose all or a portion of your investment in the fund. Your individual risk is directly related to the risk to which the fund is exposed as a result of its investing activities. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests.

    The prices of securities in which the fund invests change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The primary risks that could affect the fund's performance are described in this section.

    Investment Style Risk. Because the fund is a growth style fund, it is subject to risks associated with investment styles. Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investment sentiment favors the value investing style.

    Sector Risk. At any given time, the fund may be subject to sector risk. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The fund is not limited with respect to sectors in which it can invest. If the advisor allocates more of the fund's portfolio holdings to a particular economic sector, the fund's overall performance will be more susceptible to the economic, business, or other developments which generally affect that sector.

    Small Issuer Risk. Investments in small, developing companies carry greater risk than investments in larger, more established companies. Developing companies generally face intense competition and have a higher rate of failure than large companies. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.

    Market Risk. Equity stock prices vary and may fall, thus reducing the value of a fund's investments. Certain stocks selected for the fund's portfolio may decline in value more than the overall stock market.

    Liquidity Risk. The fund's portfolio is liquid if the fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume of a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

    Derivatives Risk. A derivative is a financial instrument whose value is "derived", in some manner, from the price of another security, index, asset, or rate. Derivatives include options contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market prices fluctuations than others. Also, derivatives are subject to counterparty risk, described below.

    Counterparty Risk. This is a risk associated primarily with repurchase agreements and some derivative transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the fund.

    Foreign Securities Risk. Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks.

- Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the fund's investment in a security valued in the foreign currency, or based on that currency value.

- Political Risk. Political actions, events, and instability may affect the value of a security.

- Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

- Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

    Risk Resulting From Lack of Timely Information. Timely information about a security or its issuers may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

    The prices of IPO securities may go up and down more than prices of equity securities of companies with longer trading histories. In addition, companies offering securities in IPOs may have less experienced management or limited operating histories. There can be no assurance that the fund will have favorable IPO investment opportunities.

    You should also be aware that to the extent the fund holds cash or cash equivalents rather than equity securities for risk management purposes, the fund may not achieve its investment objective.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                          ---------------------------
                       AIM V.I. SMALL COMPANY GROWTH FUND
                          ---------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

    Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact that the Rule 12b-1 plan of Series II shares would have had if the Series II shares had then existed. Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.

                              (PERFORMANCE GRAPH)

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1998*..................................................................   16.08%
1999*..................................................................   90.59%
2000*..................................................................  -15.19%
2001*..................................................................  -18.74%
2002*..................................................................  -31.29%
2003...................................................................   33.10%
2004...................................................................   13.73%
2005...................................................................        %

* The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is April 30, 2004.

    During the periods shown in the bar chart, the highest quarterly return was [47.83%] (quarter ended [December 31, 1999]) and the lowest quarterly return was [-29.47%] (quarter ended [September 30, 2001]).

                          ---------------------------
                       AIM V.I. SMALL COMPANY GROWTH FUND
                          ---------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------
(for the periods ended                                       SINCE
December 31, 2005)                        1 YEAR  5 YEARS  INCEPTION
------------------------------------------------------------------------
AIM V.I. Small Company Growth Fund(1,2)    --%     (--%)           --%(3)
S&P 500 Index(4,5)                         --%     (--%)           --%(3)
Russell 2000--Registered Trademark--
  Growth Index(5,6)                        --%     (--%)           --%(3)
Lipper Small-Cap Growth Fund Index(5,7)    --%     (--%)           --%(3)
------------------------------------------------------------------------

(1) Effective July 3, 2006, the name of the fund will be changed to AIM V.I. Small Cap Growth Fund.
(2) The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the predecessor fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is April 30, 2004. For periods to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Total return figures include reinvested dividends and capital gain distributions and the effect of the fund's expenses.
(3) Series I shares of the fund commenced investment operations on August 22, 1997. Index comparisons begin on August 31, 1997.
(4) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Russell 2000--Registered Trademark-- Growth Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Small-Cap Growth Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(5) The indices may not reflect payment of fees, expenses or taxes.
(6) The Russell 2000--Registered Trademark-- Growth Index measures the performance of those Russell 2000--Registered Trademark-- Index companies with higher price-to-book ratios and higher forecasted growth values.
(7) The Lipper Small-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Small-Cap Growth Classification. These funds, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median market capitalization of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-Cap Growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

                          ---------------------------
                       AIM V.I. SMALL COMPANY GROWTH FUND
                          ---------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                SERIES II SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                           N/A

Maximum Deferred
Sales Charge (Load)                                                   N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."

ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from Series II share assets)                                    SERIES II SHARES
--------------------------------------------------------------------------------
Management Fees(2)                                                        %

Rule 12b-1 Fees

Other Expenses

Total Annual Fund Operating Expenses

Fee Waiver(2,3)

Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------

[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2005 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
(2) Effective January 1, 2005 through June 30, 2006, the advisor contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management--Advisor Compensation".)
(3) The fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily net assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above:
    (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through June 30, 2006.]

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Small Company
Growth Fund
(effective July 3, 2006 AIM V.I. Small
Cap Growth Fund)                            $ --     $ --      $ --       $ --
--------------------------------------------------------------------------------

                          ---------------------------
                       AIM V.I. SMALL COMPANY GROWTH FUND
                          ---------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

  - You invest $10,000 in the fund and hold it for the entire 10 year period;
    and

  - Your investment has a 5% return before expenses each year.



    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates makes any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

           SERIES II               YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                   %               %            %            %            %
Cumulative Return Before
  Expenses                                %               %            %            %            %
Cumulative Return After
  Expenses                                %               %            %            %            %
End of Year Balance              $               $            $            $            $
Estimated Annual Expenses        $               $            $            $            $
--------------------------------------------------------------------------------------------------

           SERIES II               YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)                   %            %            %            %            %
Cumulative Return Before
  Expenses                                %            %            %            %            %
Cumulative Return After
  Expenses                                %            %            %            %            %
End of Year Balance              $            $            $            $            $
Estimated Annual Expenses        $            $            $            $            $
--------------------------------------------------------------------------------------------------

(1) Your annual expenses may be higher or lower than those shown.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                          ---------------------------
                       AIM V.I. SMALL COMPANY GROWTH FUND
                          ---------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 2005, the advisor received
compensation of      of average daily net assets. The annual management fee
payable to the investment advisor pursuant to the investment advisory agreement, was 0.75% of average daily net assets, based on net asset levels. AIM has contractually agreed to advisory fee waivers for the period January 1, 2005 to June 30, 2006. The advisor will waive advisory fees to the extent necessary so that the advisory fee payable does not exceed the advisory fee rates after January 1, 2005. Following are the advisory fee rates before and after January 1, 2005.

       ADVISORY FEE RATES BEFORE                  ADVISORY FEE RATES AFTER
         JANUARY 1, 2005 WAIVER                    JANUARY 1, 2005 WAIVER
----------------------------------------------------------------------------------
       0.75% of average daily net assets          0.745% of the first $250 million
                                                    0.73% of the next $250 million
                                                   0.715% of the next $500 million
                                                    0.70% of the next $1.5 billion
                                                   0.685% of the next $2.5 billion
                                                    0.67% of the next $2.5 billion
                                                   0.655% of the next $2.5 billion
                                              0.64% of the excess over $10 billion


    A discussion regarding the basis for the Board of Trustees' (the Board) approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve month period ended December 31, 2005.

PORTFOLIO MANAGER(S)

The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

- Juliet S. Ellis (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 2004. From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management. As the lead manager, Ms. Ellis generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Ms. Ellis may perform these functions, and the nature of these functions, may change from time to time.

- Juan R. Hartsfield, Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor

                          ---------------------------
                       AIM V.I. SMALL COMPANY GROWTH FUND
                          ---------------------------

 and/or its affiliates since 2004. From 2000 to 2004, he was a co-portfolio manager with JPMorgan Fleming Asset Management. From 1999 to 2000, he was a management consultant with Booz Allen & Hamilton.

    They are assisted by the advisor's Small Cap Core/Growth Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on these portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

                          ---------------------------
                       AIM V.I. SMALL COMPANY GROWTH FUND
                          ---------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and AIM have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.

    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the fund:

(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.

    Each of these tools is described in more detail below.

    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.

    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.

                          ---------------------------
                       AIM V.I. SMALL COMPANY GROWTH FUND
                          ---------------------------

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the AIM Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund,

                          ---------------------------
                       AIM V.I. SMALL COMPANY GROWTH FUND
                          ---------------------------

the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.

    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent the fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.

    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions, if any, will consist of both ordinary income and capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.

    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

PAYMENTS TO INSURANCE COMPANIES

The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI, the distributor of the fund, or one or more of its corporate affiliates, may make additional cash revenue sharing payments to the insurance company or an affiliate in connection with promotion of the fund and certain other marketing support services. ADI makes these payments from its own resources.

    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits ADI receives when it makes these payments may include, among other things, adding the fund to the list of underlying investment options in insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The revenue sharing payments ADI makes may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold to the insurance company during the particular period. Such payments also may be

                          ---------------------------
                       AIM V.I. SMALL COMPANY GROWTH FUND
                          ---------------------------

calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.

    ADI is motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the fund, as well as about fees and/or commissions it charges.

                          ---------------------------
                       AIM V.I. SMALL COMPANY GROWTH FUND
                          ---------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal year (or period) indicated.

    This information has been audited by [auditors' name], independent registered public accountants, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                  APRIL 30, 2004
                                                               YEAR ENDED           (DATE SALE
                                                              DECEMBER 31,         COMMENCED) TO
                                                                  2005           DECEMBER 31, 2004
                                                              ------------       -----------------
Net asset value, beginning of period                                                  $
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
--------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)
==================================================================================================
    Total from investment operations
==================================================================================================
Net asset value, end of period                                                        $
__________________________________________________________________________________________________
==================================================================================================
Total return(a)                                                                              %
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                              $
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net assets (including interest
  expense):
  With fee waivers and/or expense reimbursements                                             %(b)
==================================================================================================
  Without fee waivers and/or expense reimbursements                                          %(b)
==================================================================================================
Ratio of net investment income (loss) to average net assets                                  %(b)
__________________________________________________________________________________________________
==================================================================================================
Portfolio turnover rate(c)                                                                   %
__________________________________________________________________________________________________
==================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b) Ratios are annualized and based on average daily net assets of $10,069.
(c) Not annualized for periods less than one year.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at

BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

BY TELEPHONE:          (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.

The fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the fund.

You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------------------
   AIM V.I. Small Company Growth Fund Series II
   Effective July 3, 2006, AIM V.I. Small
   Cap Growth Fund Series II
   SEC 1940 Act file number: 811-07452
-----------------------------------------------

AIMinvestments.com     I-VISCG-PRO-2
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                        AIM V.I. TECHNOLOGY FUND

                                                                     PROSPECTUS
                                                                    MAY 1, 2006

Series I shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Technology Fund seeks capital growth.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series I class shares (Series I shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                        -------------------------------
                            AIM V.I. TECHNOLOGY FUND
                        -------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT GOALS, STRATEGIES, AND RISKS              1
------------------------------------------------------
INVESTMENT RISKS                                     1
------------------------------------------------------
PRINCIPAL RISKS ASSOCIATED WITH THE FUND             2
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3
Performance Table                                    4
FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fees and Expenses of the Fund                        5
Expense Example                                      5
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        6
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     6
------------------------------------------------------
FUND MANAGEMENT                                      7
------------------------------------------------------
The Advisor                                          7
Advisor Compensation                                 7
Portfolio Manager(s)                                 7
OTHER INFORMATION                                    8
------------------------------------------------------
Purchase and Redemption of Shares                    8
Excessive Short-Term Trading Activity
  Disclosures                                        8
Trade Activity Monitoring                            8
Fair Value Pricing                                   9
Risks                                                9
Pricing of Shares                                    9
Taxes                                               10
Dividends and Distributions                         10
Share Classes                                       10
Payments to Insurance Companies                     10
FINANCIAL HIGHLIGHTS                                12
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.

    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                        -------------------------------
                            AIM V.I. TECHNOLOGY FUND
                        -------------------------------

INVESTMENT GOALS, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

The fund seeks capital growth. It is actively managed. The fund invests primarily in equity securities that the advisor believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

    The fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, various applied technologies, hardware, software, semiconductors, telecommunications equipment and services, and service-related companies in information technology. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. At any given time, 20% of the fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in the technology sector, a company must meet at least one of the following tests:

- At least 50% of its gross income or its net sales must come from activities in the technology sector;

- At least 50% of its assets must be devoted to producing revenues from the technology sector; or

- Based on other available information, we determine that its primary business is within the technology sector.

    The fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

    The advisor uses a research-oriented "bottom up" investment approach to create the fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the fund emphasizes companies that the advisor believes are strongly managed and will generate above-average long-term capital appreciation.

    A core portion of the fund's portfolio is invested in market-leading technology companies among various subsectors in the technology universe that we believe will maintain or improve their market share regardless of overall economic conditions. These companies are leaders in their fields and are believed to have a strategic advantage over many of their competitors. The remainder of the fund's portfolio consists of faster-growing, more volatile technology companies that the advisor believes to be emerging leaders in their fields. The market prices of these companies tend to rise and fall more rapidly than those of larger, more established companies.

    As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in the fund tend to go up and down more rapidly.

    The fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, derivatives, options and futures, counterparty, and lack of timely information risks. These risks are described and discussed later in this Prospectus under the headings "Investment Risks" and "Principal Risks Associated with the Fund."

    When securities markets or economic conditions are unfavorable or unsettled, the advisor might try to protect the assets of the fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the fund. The advisor has the right to invest up to 100% of the fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the fund's performance could be comparatively lower if it concentrates in defensive holdings.

INVESTMENT RISKS
--------------------------------------------------------------------------------

You should determine the level of risk with which you are comfortable before you allocate contract values to the fund. The principal risks of any mutual fund, including the fund, are:

- Not insured--Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

- No guarantee--No mutual fund can guarantee that it will meet its investment objectives.

- Possible loss of investment--A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the fund will not reimburse you for any of these losses.

- Volatility--The price of fund shares will increase or decrease with changes in the value of the fund's underlying investments and changes in the equity markets as a whole.

                        -------------------------------
                            AIM V.I. TECHNOLOGY FUND
                        -------------------------------

PRINCIPAL RISKS ASSOCIATED WITH THE FUND
--------------------------------------------------------------------------------

You should consider the special risk factors discussed below associated with the fund's policies in determining the appropriateness of allocating your contract values to the fund. See the Statement of Additional Information for a discussion of additional risk factors.

MARKET RISK

Equity stock prices vary and may fall, thus reducing the value of the fund's investments. Certain stocks selected for the fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-sized companies or large companies.

FOREIGN SECURITIES RISKS

Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks.

- Currency risk--A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the fund's investment in a security valued in the foreign currency, or based on that currency value.

- Political risk--Political actions, events, or instability may result in unfavorable changes in the value of a security.

- Regulatory risk--Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

- Diplomatic risk--A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

LIQUIDITY RISK

The fund's portfolio is liquid if the fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

DERIVATIVES RISK

A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.

    Options are a common type of derivative that a fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. The use of options may increase the performance of the fund, but also may increase market risk. Other types of derivatives include futures, swaps, caps, floors, and collars.

COUNTERPARTY RISK

This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the fund.

LACK OF TIMELY INFORMATION RISK

Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK

The fund's investments may be bought and sold relatively frequently. A high turnover rate may affect the fund's performance because it results in higher brokerage commissions.

    An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

                        -------------------------------
                            AIM V.I. TECHNOLOGY FUND
                        -------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.

                                   BAR CHART

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1998...................................................................   25.69%
1999...................................................................  158.93%
2000...................................................................  -23.42%
2001...................................................................  -45.82%
2002...................................................................  -46.84%
2003...................................................................   45.29%
2004...................................................................    4.63%
2005...................................................................        %


    During the periods shown in the bar chart, the highest quarterly return was [66.65%] (quarter ended [December 31, 1999]) and the lowest quarterly return was [-42.18%] (quarter ended [September 30, 2001]).

                        -------------------------------
                            AIM V.I. TECHNOLOGY FUND
                        -------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------
(for the periods ended                                         SINCE
December 31, 2005)                       1 YEAR    5 YEARS   INCEPTION
--------------------------------------------------------------------------
AIM V.I. Technology Fund(1)                 --%        --%         --%
S&P 500 Index(3,4)                          --%        --%         --%
Goldman Sachs Technology Composite
  Index(4,5)                                --%        N/A         N/A
Lipper Science & Technology Fund
  Index(6)                                  --%        --%         --%
--------------------------------------------------------------------------

(1) For the periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Total return figures include re-invested dividends and capital gain distributions and the effect of the fund's expenses.
(2) The fund commenced investment operations on May 20, 1997. Index comparisons begin on May 31, 1997.
(3) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Goldman Sachs Technology Composite Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Science & Technology Fund Index (which may or may not include the fund) is included for comparison to a peer-group.
(4) The indices may not reflect payment of fees, expenses or taxes.
(5) The Goldman Sachs Technology Composite Index is a modified capitalization-weighted index currently composed of 178 companies involved in the technology industry. The index is rebalanced semiannually and becomes effective after the close of business on expiration Friday, or the third Friday, of January and July.
(5) The Lipper Science & Technology Fund Index is an equally weighted representation of the 30 largest funds that make up the Lipper Science & Technology category. These funds invest more than 65% of their portfolios in science and technology stocks.

                        -------------------------------
                            AIM V.I. TECHNOLOGY FUND
                        -------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                 SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                            N/A

Maximum Deferred
Sales Charge (Load)                                                    N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."

ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from Series I share assets)                                      SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees                                                            %

Other Expenses

Total Annual Fund Operating Expenses(2)
--------------------------------------------------------------------------------

[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2005 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vii) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through April 30, 2006.]

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the funds with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES I SHARES                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------
AIM V.I. Technology Fund                      $ --     $ --      $ --      $   --
----------------------------------------------------------------------------------

                        -------------------------------
                            AIM V.I. TECHNOLOGY FUND
                        -------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:


  - You invest $10,000 in the fund and hold it for the entire 10 year period;
    and

  - Your investment has a 5% return before expenses each year.

    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates makes any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

           SERIES I                YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------------
Annual Expense Ratio(2)                   %               %            %            %            %
Cumulative Return Before
  Expenses                                %               %            %            %            %
Cumulative Return After
  Expenses                                %               %            %            %            %
End of Year Balance              $               $            $            $            $
Estimated Annual Expenses        $               $            $            $            $
--------------------------------------------------------------------------------------------------
(1) Your actual expenses may be higher or lower than these shown.

           SERIES I                YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(2)                   %            %            %            %            %
Cumulative Return Before
  Expenses                                %            %            %            %            %
Cumulative Return After
  Expenses                                %            %            %            %            %
End of Year Balance              $            $            $            $            $
Estimated Annual Expenses        $            $            $            $            $
--------------------------------------------------------------------------------------------------
(1) Your actual expenses may be

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                        -------------------------------
                            AIM V.I. TECHNOLOGY FUND
                        -------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 2005, the advisor received
compensation of      % of average daily net assets.

    A discussion regarding the basis for the Board of Trustees' (the Board) approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve month period ended December 31, 2005.

PORTFOLIO MANAGER(S)

The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

- William R. Keithler, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999.

- Michelle E. Fenton, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1998.


    They are assisted by the advisor's technology team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

                        -------------------------------
                            AIM V.I. TECHNOLOGY FUND
                        -------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and AIM have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.

    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the fund:

(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.

    Each of these tools is described in more detail below.

    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.

    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.

                        -------------------------------
                            AIM V.I. TECHNOLOGY FUND
                        -------------------------------

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the AIM Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund,

                        -------------------------------
                            AIM V.I. TECHNOLOGY FUND
                        -------------------------------

the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board of Trustees.

    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent the fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.

    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions, if any, will consist of both ordinary income and capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.

    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

PAYMENTS TO INSURANCE COMPANIES

ADI, the distributor of the fund, or one or more of its corporate affiliates, may make cash revenue sharing payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the fund and certain other marketing support services. ADI makes these payments from its own resources.

    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits ADI receives when it makes these payments may include, among other things, adding the fund to the list of underlying investment options in insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The revenue sharing payments ADI makes may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold to the insurance company during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.

    ADI is motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the fund with respect to those assets.

                        -------------------------------
                            AIM V.I. TECHNOLOGY FUND
                        -------------------------------


    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the fund, as well as about fees and/or commissions it charges.

                        -------------------------------
                            AIM V.I. TECHNOLOGY FUND
                        -------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal years (or period) indicated.

    This information has been audited by [auditors' name], independent registered public accountants, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                2005           2004        2003        2002        2001
Net asset value, beginning of period                          $              $           $           $           $
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                                       (a)                     (b)         (c)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
=========================================================================================================================
    Total from investment operations
=========================================================================================================================
Less distributions from net realized gains                          --             --          --          --          --
=========================================================================================================================
Net asset value, end of period                                $              $           $           $           $
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(d)                                                       %              %           %           %           %
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $              $           $           $           $
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets                               %              %(e)         %          %           %
=========================================================================================================================
Ratio of net investment income (loss) to average net assets           %              %(a)(e        %         %           %
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                               %              %           %           %           %
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment (loss) to average net assets excluding the special dividend are $(0.09) and (0.82)%, respectively.
(b) The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.12) and $(0.09) for the years ended December 31, 2002 and 2000, respectively.
(c) Calculated using average shares outstanding.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(e) Ratios are based on average daily net assets of $184,877,889.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at

BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173


BY TELEPHONE:          (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.


THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, HAVE ALSO
BEEN MADE AVAILABLE TO INSURANCE COMPANIES ISSUING VARIABLE PRODUCTS THAT INVEST IN THE FUND.

You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------------
   AIM V.I. Technology Fund Series I
   SEC 1940 Act file number: 811-07452
----------------------------------------------

AIMinvestments.com     I-VITEC-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                        AIM V.I. TECHNOLOGY FUND

                                                                     PROSPECTUS
                                                                    MAY 1, 2006

Series II shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Technology Fund seeks capital growth.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series II class shares (Series II shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                        -------------------------------
                            AIM V.I. TECHNOLOGY FUND
                        -------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT GOALS, STRATEGIES, AND RISKS              1
------------------------------------------------------
INVESTMENT RISKS                                     1
------------------------------------------------------
PRINCIPAL RISKS ASSOCIATED WITH THE FUND             2
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3
Performance Table                                    4

FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fees and Expenses of the Fund                        5
Expense Example                                      5
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        6
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     6
------------------------------------------------------
FUND MANAGEMENT                                      7
------------------------------------------------------
The Advisor                                          7
Advisor Compensation                                 7
Portfolio Manager(s)                                 7
OTHER INFORMATION                                    8
------------------------------------------------------
Purchase and Redemption of Shares                    8
Excessive Short-Term Trading Activity
  Disclosure                                         8
Trading Activity Monitoring                          8
Fair Value Pricing                                   9
Risks                                                9
Pricing of Shares                                    9
Taxes                                               10
Dividends and Distributions                         10
Share Classes                                       10
Distribution Plan                                   10
Payments to Insurance Companies                     10
FINANCIAL HIGHLIGHTS                                12
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.

    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                        -------------------------------
                            AIM V.I. TECHNOLOGY FUND
                        -------------------------------

INVESTMENT GOALS, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

The fund seeks capital growth. It is actively managed. The fund invests primarily in equity securities that the advisor believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

    The fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, various applied technologies, hardware, software, semiconductors, telecommunications equipment and services, and service-related companies in information technology. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. At any given time, 20% of the fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in the technology sector, a company must meet at least one of the following tests:

- At least 50% of its gross income or its net sales must come from activities in the technology sector;

- At least 50% of its assets must be devoted to producing revenues from the technology sector; or

- Based on other available information, we determine that its primary business is within the technology sector.

    The fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

    The advisor uses a research-oriented "bottom up" investment approach to create the fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the fund emphasizes companies that the advisor believes are strongly managed and will generate above-average long-term capital appreciation.

    A core portion of the fund's portfolio is invested in market-leading technology companies among various subsectors in the technology universe that we believe will maintain or improve their market share regardless of overall economic conditions. These companies are leaders in their fields and are believed to have a strategic advantage over many of their competitors. The remainder of the fund's portfolio consists of faster-growing, more volatile technology companies that the advisor believes to be emerging leaders in their fields. The market prices of these companies tend to rise and fall more rapidly than those of larger, more established companies.

    As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in the fund tend to go up and down rapidly.

    The fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, derivatives, options and futures, counterparty, and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated with the Fund."

    When securities markets or economic conditions are unfavorable or unsettled, the advisor might try to protect the assets of the fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the fund. The advisor has the right to invest up to 100% of the fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the fund's performance could be comparatively lower if it concentrates in defensive holdings.

INVESTMENT RISKS
--------------------------------------------------------------------------------

You should determine the level of risk with which you are comfortable before you allocate contract values to the fund. The principal risks of any mutual fund, including the fund, are:

- Not Insured--Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

- No Guarantee--No mutual fund can guarantee that it will meet its investment objectives.

- Possible Loss of Investment--A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the fund will not reimburse you for any of these losses.

- Volatility--The price of fund shares will increase or decrease with changes in the value of the fund's underlying investments and changes in the equity markets as a whole.

                        -------------------------------
                            AIM V.I. TECHNOLOGY FUND
                        -------------------------------

PRINCIPAL RISKS ASSOCIATED WITH THE FUND
--------------------------------------------------------------------------------

You should consider the special risk factors discussed below associated with the fund's policies in determining the appropriateness of allocating your contract values to the fund. See the Statement of Additional Information for a discussion of additional risk factors.

MARKET RISK

Equity stock prices vary and may fall, thus reducing the value of the fund's investments. Certain stocks selected for the fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.

FOREIGN SECURITIES RISKS

Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks.

- Currency Risk--A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the fund's investment in a security valued in the foreign currency, or based on that currency value.

- Political Risk--Political actions, events, or instability may result in unfavorable changes in the value of a security.

- Regulatory Risk--Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

- Diplomatic Risk--A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

LIQUIDITY RISK

The fund's portfolio is liquid if the fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

DERIVATIVES RISK

A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.

    Options are a common type of derivative that a fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. The use of options may increase the performance of the fund, but also may increase market risk. Other types of derivatives include futures, swaps, caps, floors, and collars.

COUNTERPARTY RISK

This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the fund.

LACK OF TIMELY INFORMATION RISK

Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK

The fund's investments may be bought and sold relatively frequently. A high turnover rate may affect the fund's performance because it results in higher brokerage commissions.

    An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

                        -------------------------------
                            AIM V.I. TECHNOLOGY FUND
                        -------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

    Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact that the Rule 12b-1 plan of Series II shares would have had if the Series II shares had then existed. Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.

                              (PERFORMANCE GRAPH)

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1998*..................................................................   25.37%
1999*..................................................................  158.29%
2000*..................................................................  -23.61%
2001*..................................................................  -45.96%
2002*..................................................................  -46.98%
2003...................................................................   44.93%
2004...................................................................    4.21%
2005...................................................................  [     %]

* The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is April 30, 2004.

    During the periods shown in the bar chart, the highest quarterly return was [66.55%] (quarter ended [December 31, 1999]) and the lowest quarterly return was [-42.22%] (quarter ended [September 30, 2001]).

                        -------------------------------
                            AIM V.I. TECHNOLOGY FUND
                        -------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------
(for the periods ended                                         SINCE
December 31, 2005)                        1 YEAR  5 YEARS    INCEPTION
------------------------------------------------------------------------
AIM V.I. Technology Fund(1)                --%     (--%)      --%(2)
S&P 500 Index(3,4)                         --%     (--%)      --%(2)
Goldman Sachs Technology Composite
  Index(4,5)                               --%      N/A         N/A
Lipper Science & Technology Fund
  Index(4,6)                               --%     (--%)      --%(2)
------------------------------------------------------------------------

(1) The returns shown for these periods are the blended returns of the historical performance of the Fund's Series II shares since their inception and the restated historical performance of the predecessor Fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the Fund's Series II shares is April 30, 2004. Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.
(2) Series I shares of the Fund commenced investment operations on May 20, 1997. Index comparisons begin on May 31, 1997.
(3) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance. The Fund has also included the Goldman Sachs Technology Composite Index, which the Fund believes more closely reflects the performance of the securities in which the Fund invests. In addition, the Lipper Science & Technology Fund Index (which may or may not include the Fund) is included for comparison to a peer-group.
(4) The indices may not reflect payment of fees, expenses or taxes.
(5) The Goldman Sachs Technology Composite Index is a modified capitalization-weighted index currently composed of 178 companies involved in the technology industry. The index is rebalanced semiannually and becomes effective after the close of business on expiration Friday, or the third Friday, of January and July.
(6) The Lipper Science & Technology Fund Index is an equally weighted representation of the 30 largest funds that make up the Lipper Science & Technology category. These funds invest more than 65% of their portfolios in science and technology stocks.

                        -------------------------------
                            AIM V.I. TECHNOLOGY FUND
                        -------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                SERIES II SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                           N/A

Maximum Deferred
Sales Charge (Load)                                                   N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."

ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from Series II share assets)                                    SERIES II SHARES
--------------------------------------------------------------------------------
Management Fees                                                     [    ]

Rule 12b-1 Fees                                                     [    ]

Other Expenses                                                      [    ]

Total Annual Fund Operating Expenses(2)                             [    ]
--------------------------------------------------------------------------------

[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2005 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily net assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above:
    (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and
    (vii) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through April 30, 2006.]

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Technology
Fund                                        $ --     $ --      $ --      $   --
--------------------------------------------------------------------------------

                        -------------------------------
                            AIM V.I. TECHNOLOGY FUND
                        -------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:


  - You invest $10,000 in the fund and hold it for the entire 10 year period;
    and




  - Your investment has a 5% return before expenses each year.



    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates makes any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

           SERIES II               YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                   %               %            %            %            %
Cumulative Return Before
  Expenses                                %               %            %            %            %
Cumulative Return After
  Expenses                                %               %            %            %            %
End of Year Balance              $               $            $            $            $
Estimated Annual Expenses        $               $            $            $            $
--------------------------------------------------------------------------------------------------
(1) Your annual expenses may be higher or lower than those shown.

           SERIES II               YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)                   %            %            %            %            %
Cumulative Return Before
  Expenses                                %            %            %            %            %
Cumulative Return After
  Expenses                                %            %            %            %            %
End of Year Balance              $            $            $            $            $
Estimated Annual Expenses        $            $            $            $            $
--------------------------------------------------------------------------------------------------
(1) Your annual expenses may be

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                        -------------------------------
                            AIM V.I. TECHNOLOGY FUND
                        -------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 2005, the advisor received
compensation of      % of average daily net assets.

    A discussion regarding the basis for the Board of Trustees' (the Board) approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve month period ended December 31, 2005.

PORTFOLIO MANAGER(S)

The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

- William R. Keithler, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999.

- Michelle E. Fenton, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1998.

    They are assisted by the advisor's Technology Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

                        -------------------------------
                            AIM V.I. TECHNOLOGY FUND
                        -------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and AIM have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.

    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the fund:

(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.

    Each of these tools is described in more detail below.

    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.

    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.

                        -------------------------------
                            AIM V.I. TECHNOLOGY FUND
                        -------------------------------

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the AIM Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund,

                        -------------------------------
                            AIM V.I. TECHNOLOGY FUND
                        -------------------------------

the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.

    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent the fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.

    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions, if any, will consist of both ordinary income and capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.

    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

PAYMENTS TO INSURANCE COMPANIES

The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI, the distributor of the fund, or one or more of its corporate affiliates, may make additional cash revenue sharing payments to the insurance company or an affiliate in connection with promotion of the fund and certain other marketing support services. ADI makes these payments from its own resources.

    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits ADI receives when it makes these payments may include, among other things, adding the fund to the list of underlying investment options in insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The revenue sharing payments ADI makes may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold to the insurance company during the particular period. Such payments also may be

                        -------------------------------
                            AIM V.I. TECHNOLOGY FUND
                        -------------------------------

calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.

    ADI is motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the fund, as well as about fees and/or commissions it charges.

                        -------------------------------
                            AIM V.I. TECHNOLOGY FUND
                        -------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal year (or period) indicated.

    This information has been audited by [auditors' name], independent registered public accountants, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                 APRIL 30, 2004
                                                                                  (DATE SALES
                                                               YEAR ENDED        COMMENCED) TO
                                                              DECEMBER 31,        DECEMBER 31,
                                                                  2005                2004
                                                              ------------       --------------
Net asset value, beginning of period                                                $
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                                             (a)
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)
===============================================================================================
    Total from investment operations
===============================================================================================
Net asset value, end of period                                                      $
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                                            %
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                            $
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets                                                    %(c)
===============================================================================================
Ratio of net investment income (loss) to average net assets                                %(a)(c)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(d)                                                                 %
_______________________________________________________________________________________________
===============================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment (loss) to average net assets excluding the special dividend are $(0.10) and (1.07)%, respectively.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $157,574.
(d) Not annualized for periods less than one year.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at

BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

BY TELEPHONE:          (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.

The fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the fund.

You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------------------
   AIM V.I. Technology Fund Series II
   SEC 1940 Act file number: 811-07452
-----------------------------------------------

AIMinvestments.com     I-VITEC-PRO-2
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                         AIM V.I. UTILITIES FUND

                                                                     PROSPECTUS
                                                                    MAY 1, 2006

Series I shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Utilities Fund seeks capital growth. It also seeks current income.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series I class shares (Series I shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                        -------------------------------
                            AIM V.I. UTILITIES FUND
                        -------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT GOALS, STRATEGIES AND RISKS               1
------------------------------------------------------
INVESTMENT RISKS                                     1
------------------------------------------------------
PRINCIPAL RISKS ASSOCIATED WITH THE FUND             2
------------------------------------------------------
PERFORMANCE INFORMATION                              3
Annual Total Returns                                 3
Performance Table                                    3
FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fees and Expenses of the Fund                        4
Expense Example                                      4
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        5
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     5
------------------------------------------------------
FUND MANAGEMENT                                      6
------------------------------------------------------
The Advisor                                          6
Advisor Compensation                                 6
Portfolio Manager(s)                                 6
OTHER INFORMATION                                    7
------------------------------------------------------
Purchase and Redemption of Shares                    7
Excessive Short-Term Trading Activity
  Disclosures                                        7
Trade Activity Monitoring                            7
Fair Value Pricing                                   8
Risks                                                8
Pricing of Shares                                    8
Taxes                                                9
Dividends and Distributions                          9
Share Classes                                        9
Payments to Insurance Companies                      9
FINANCIAL HIGHLIGHTS                                11
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.

    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                        -------------------------------
                            AIM V.I. UTILITIES FUND
                        -------------------------------

INVESTMENT GOALS, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

The fund seeks capital growth. It also seeks current income. The fund is actively managed. The fund invests primarily in equity securities that the advisor believes will rise in price faster than other securities, as well as in options and other instruments whose values are based upon the values of equity securities.

    The fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in utilities-related industries. These include, but are not limited to, companies that produce, generate, transmit, or distribute natural gas or electricity, as well as companies that provide telecommunications services, including local, long distance, and wireless. At any given time, 20% of the fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in a particular sector, a company must meet at least one of the following tests:

- At least 50% of its gross income or its net sales must come from activities in the utilities sector;

- At least 50% of its assets must be devoted to producing revenues from the utilities sector; or

- Based on other available information, we determine that its primary business is within the utilities sector.

    The fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

    The advisor uses a "bottom up" investment approach to create the fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the fund emphasizes companies that the advisor believes are strongly managed and will generate above-average long-term capital appreciation.

    As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in the fund tend to go up and down more rapidly.

    Governmental regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas, risks associated with power marketing and trading, and risks associated with nuclear power facilities may adversely affect the market value of the fund's holdings. The recent trend towards deregulation in the utility industries presents special risks. Some companies may be faced with increased competition and may become less profitable.

    Normally, the advisor seeks to keep the portfolio divided among the electric utilities, natural gas, and telecommunications industries. Weightings within the various industry segments are continually monitored, and the advisor adjusts the portfolio weightings depending on the prevailing economic conditions.

    The fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, derivatives, options and futures, counterparty, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated with the Fund."

    When securities markets or economic conditions are unfavorable or unsettled, the advisor might try to protect the assets of the fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the fund. The advisor has the right to invest up to 100% of the fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the fund's performance could be comparatively lower if it concentrates in defensive holdings.

INVESTMENT RISKS
--------------------------------------------------------------------------------

You should determine the level of risk with which you are comfortable before you allocate contract values to the fund. The principal risks of any mutual fund, including the fund, are:

- Not Insured--Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

- No Guarantee--No mutual fund can guarantee that it will meet its investment objectives.

- Possible Loss Of Investment--A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the fund will not reimburse you for any of these losses.

- Volatility--The price of fund shares will increase or decrease with changes in the value of the fund's underlying investments.

                        -------------------------------
                            AIM V.I. UTILITIES FUND
                        -------------------------------

PRINCIPAL RISKS ASSOCIATED WITH THE FUND
--------------------------------------------------------------------------------

You should consider the special risk factors discussed below associated with the fund's policies in determining the appropriateness of allocating your contract values to the fund. See the Statement of Additional Information for a discussion of additional risk factors.

MARKET RISK

Equity stock prices vary and may fall, thus reducing the value of the fund's investments. Certain stocks selected for the fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.

FOREIGN SECURITIES RISKS

Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks.

- Currency Risk--A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the fund's investment in a security valued in the foreign currency, or based on that currency value.

- Political Risk--Political actions, events, or instability may result in unfavorable changes in the value of a security.

- Regulatory Risk--Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

- Diplomatic Risk--A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

LIQUIDITY RISK

The fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

DERIVATIVES RISK

A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.

    Options are a common type of derivative that a fund may occasionally use to hedge investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. The use of options may increase the performance of the fund, but also may increase market risk. Other types of derivatives include futures, swaps, caps, floors, and collars.

COUNTERPARTY RISK

This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the fund.

LACK OF TIMELY INFORMATION RISK

Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

    An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

                        -------------------------------
                            AIM V.I. UTILITIES FUND
                        -------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1996...................................................................   12.76%
1997...................................................................   23.41%
1998...................................................................   25.48%
1999...................................................................   19.13%
2000...................................................................    5.28%
2001...................................................................  -32.41%
2002...................................................................  -20.32%
2003...................................................................   17.47%
2004...................................................................   23.56%
2005...................................................................   [   ]%


    During the periods shown in the bar chart, the highest quarterly return was [17.18%] ([quarter ended December 31, 1998]) and the lowest quarterly return was [-21.60%] ([quarter ended September 30, 2001]). For periods prior to April 30, 2004, performance shown above relates to a predecessor fund advised by INVESCO.

PERFORMANCE TABLE

The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------
(for the periods ended                                         SINCE
December 31, 2005)                       1 YEAR    5 YEARS   INCEPTION
--------------------------------------------------------------------------
AIM V.I. Utilities Fund(1)                   --         --           --
S&P 500 Index(2,3)                           --         --           --
Lipper Utility Fund Index(3,4)               --         --           --
--------------------------------------------------------------------------

(1) For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Total return figures include re-invested dividends and capital gain distributions and the effect of the fund's expenses.
(2) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance. In addition, the Lipper Utility Fund Index (which may or may not include the fund) is included for comparison to a peer-group.
(3) The indices may no reflect payment of fees, expenses or taxes.
(4) The Lipper Utility Fund Index is an equally weighted representation of the 10 largest funds in the Lipper Utility category. These funds invest at least 65% of their equity portfolios in utility shares.

                        -------------------------------
                            AIM V.I. UTILITIES FUND
                        -------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                 SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                            N/A

Maximum Deferred
Sales Charge (Load)                                                    N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."

ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from Series I share assets)                                      SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees                                                          %

Other Expenses

Total Annual Fund Operating Expenses(2)
--------------------------------------------------------------------------------

[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2005 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vii) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through April 30, 2006.]

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the funds with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES I SHARES                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------
AIM V.I. Utilities Fund                       $ --     $ --      $ --      $   --
----------------------------------------------------------------------------------

                        -------------------------------
                            AIM V.I. UTILITIES FUND
                        -------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

  - You invest $10,000 in the fund and hold it for the entire 10 year period;
    and

  - Your investment has a 5% return before expenses each year.

    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates makes any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

           SERIES I                YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                   %               %            %            %            %
Cumulative Return Before
  Expenses                                %               %            %            %            %
Cumulative Return After
  Expenses                                %               %            %            %            %
End of Year Balance              $               $            $            $            $
Estimated Annual Expenses        $               $            $            $            $
--------------------------------------------------------------------------------------------------

           SERIES I                YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)                   %            %            %            %            %
Cumulative Return Before
  Expenses                                %            %            %            %            %
Cumulative Return After
  Expenses                                %            %            %            %            %
End of Year Balance              $            $            $            $            $
Estimated Annual Expenses        $            $            $            $            $
--------------------------------------------------------------------------------------------------

(1) Your annual expenses may be higher or lower than these shown.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                        -------------------------------
                            AIM V.I. UTILITIES FUND
                        -------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant. In consultation with AIM and the Independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing, (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IPG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 2005, the advisor received
compensation of      % of average daily net assets.

    A discussion regarding the basis for the Board of Trustees' (the Board) approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve month period ended December 31, 2005.

PORTFOLIO MANAGER(S)

John S. Segner, Senior Portfolio Manager, is primarily responsible for the day-to-day management of the fund's portfolio. He has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1997.

    More information on the portfolio manager may be found on the advisor's website (http://www.aiminvestments.com). The website is not a part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of his compensation structure, and information regarding other accounts he manages.

                        -------------------------------
                            AIM V.I. UTILITIES FUND
                        -------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and AIM have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.

    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the fund:

(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.

    Each of these tools is described in more detail below.

    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.

    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.

                        -------------------------------
                            AIM V.I. UTILITIES FUND
                        -------------------------------

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the AIM Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund,
                                        8

                        -------------------------------
                            AIM V.I. UTILITIES FUND
                        -------------------------------

the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board of Trustees.

    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent the fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.

    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions, if any, will consist of both ordinary income and capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.

    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

PAYMENTS TO INSURANCE COMPANIES

ADI, the distributor of the fund, or one or more of its corporate affiliates, may make cash revenue sharing payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the fund and certain other marketing support services. ADI makes these payments from its own resources.

    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits ADI receives when it makes these payments may include, among other things, adding the fund to the list of underlying investment options in insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The revenue sharing payments ADI makes may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold to the insurance company during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.

    ADI is motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the fund with respect to those assets.

                        -------------------------------
                            AIM V.I. UTILITIES FUND
                        -------------------------------


    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the fund, as well as about fees and/or commissions it charges.

                        -------------------------------
                            AIM V.I. UTILITIES FUND
                        -------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal years (or period) indicated.

    This information has been audited by [auditors' name], independent registered public accountants, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                2005           2004        2003        2002        2001
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $           $           $           $
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                            (a)         (a)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
=========================================================================================================================
    Total from investment operations
=========================================================================================================================
Less distributions:
  Dividends from net investment income
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
=========================================================================================================================
    Total distributions
=========================================================================================================================
Net asset value, end of period                                               $           $           $           $
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                                      %           %           %           %
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                     $           $           $           $
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets                                              %(c)         %          %           %
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of net investment income (loss) to average net assets                          %(c)         %          %           %
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                                              %           %           %           %
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are based on average daily net assets of $102,055,423.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at

BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

BY TELEPHONE:          (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED
ON FORM N-Q, HAVE ALSO BEEN MADE AVAILABLE TO
INSURANCE COMPANIES ISSUING VARIABLE PRODUCTS THAT
INVEST IN THE FUND.

You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------------
   AIM V.I. Utilities Fund Series I
   SEC 1940 Act file number: 811-07452
----------------------------------------------

AIMinvestments.com     I-VIVTI-PRO-1

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                         AIM V.I. UTILITIES FUND

                                                                     PROSPECTUS
                                                                    MAY 1, 2006

Series II shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Utilities Fund seeks capital growth. It also seeks current income.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series II class shares (Series II shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                        -------------------------------
                            AIM V.I. UTILITIES FUND
                        -------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT GOALS, STRATEGIES, AND RISKS              1
------------------------------------------------------
INVESTMENT RISKS                                     1
------------------------------------------------------
PRINCIPAL RISKS ASSOCIATED WITH THE FUND             2
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3
Performance Table                                    4

FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fees and Expenses of the Fund                        5
Expense Example                                      5
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        6
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     6
------------------------------------------------------
FUND MANAGEMENT                                      7
------------------------------------------------------
The Advisor                                          7
Advisor Compensation                                 7
Portfolio Manager(s)                                 7
OTHER INFORMATION                                    8
------------------------------------------------------
Purchase and Redemption of Shares                    8
Excessive Short-Term Trading Activity
  Disclosure                                         8
Trading Activity Monitoring                          8
Fair Value Pricing                                   9
Risks                                                9
Pricing of Shares                                    9
Taxes                                               10
Dividends and Distributions                         10
Share Classes                                       10
Distribution Plan                                   10
Payments to Insurance Companies                     10
FINANCIAL HIGHLIGHTS                                12
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.

    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                        -------------------------------
                            AIM V.I. UTILITIES FUND
                        -------------------------------

INVESTMENT GOALS, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

The fund seeks capital growth. It also seeks current income. The fund is actively managed. The fund invests primarily in equity securities that the advisor believes will rise in price faster than other securities, as well as in options and other instruments whose values are based upon the values of equity securities.

    The fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in utilities-related industries. These include, but are not limited to, companies that produce, generate, transmit, or distribute natural gas or electricity, as well as companies that provide telecommunications services, including local, long distance, and wireless. At any given time, 20% of the fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in a particular sector, a company must meet a least one of the following tests:

- At least 50% of its gross income or its net sales must come from activities in the utilities sector;

- At least 50% of its assets must be devoted to producing revenues from the utilities sector; or

- Based on other available information, we determine that its primary business is within the utilities sector.

    The fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

    The advisor uses a "bottom up" investment approach to create the fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the fund emphasizes companies that the advisor believes are strongly managed and will generate above-average long-term capital appreciation.

    As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in the fund tend to go up and down more rapidly.

    Governmental regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas, risks associated with power marketing and trading, and risks associated with nuclear power facilities may adversely affect the market value of the fund's holdings. The recent trend towards deregulation in the utility industries presents special risks. Some companies may be faced with increased competition and may become less profitable.

    Normally, the advisor seeks to keep the portfolio divided among the electric utilities, natural gas, and telecommunications industries. Weightings within the various industry segments are continually monitored, and the advisor adjusts the portfolio weightings depending on the prevailing economic conditions.

    The fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, derivatives, options and futures, counterparty, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated with the Fund."

    When securities markets or economic conditions are unfavorable or unsettled, the advisor might try to protect the assets of the fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the fund. The advisor has the right to invest up to 100% of the fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the fund's performance could be comparatively lower if it concentrates in defensive holdings.

INVESTMENT RISKS
--------------------------------------------------------------------------------

You should determine the level of risk with which you are comfortable before you allocate contract values to the fund. The principal risks of any mutual fund, including the fund, are:

- Not Insured--Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

- No Guarantee--No mutual fund can guarantee that it will meet its investment objectives.

- Possible Loss of Investment--A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the fund will not reimburse you for any of these losses.

- Volatility--The price of fund shares will increase or decrease with changes in the value of the fund's underlying investments.

                        -------------------------------
                            AIM V.I. UTILITIES FUND
                        -------------------------------

PRINCIPAL RISKS ASSOCIATED WITH THE FUND
--------------------------------------------------------------------------------

You should consider the special risk factors discussed below associated with the fund's policies in determining the appropriateness of allocating your contract values to the fund. See the Statement of Additional Information for a discussion of additional factors.

MARKET RISK

Equity stock prices vary and may fall, thus reducing the value of the fund's investments. Certain stocks selected for the fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.

FOREIGN SECURITIES RISKS

Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks.

- Currency Risk--A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the fund's investment in a security valued in the foreign currency, or based on that currency value.

- Political Risk--Political actions, events, or instability may result in unfavorable changes in the value of a security.

- Regulatory Risk--Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

- Diplomatic Risk--A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

LIQUIDITY RISK

The fund's portfolio is liquid if the fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

DERIVATIVES RISK

A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.

    Options are a common type of derivative that a fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. The use of options may increase the performance of the fund, but also may increase market risk. Other types of derivatives include futures, swaps, caps, floors, and collars.

COUNTERPARTY RISK

This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the fund.

LACK OF TIMELY INFORMATION RISK

Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

    An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

                        -------------------------------
                            AIM V.I. UTILITIES FUND
                        -------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

    Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact that the Rule 12b-1 plan of Series II shares would have had if the Series II shares had then existed. Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.

                              (PERFORMANCE GRAPH)

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1996*..................................................................   12.48%
1997*..................................................................   23.10%
1998*..................................................................   25.17%
1999*..................................................................   18.84%
2000*..................................................................    5.01%
2001*..................................................................  -32.58%
2002*..................................................................  -20.52%
2003...................................................................   17.18%
2004...................................................................   23.24%
2005...................................................................    [  ]%

* The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is April 30, 2004.

    During the periods shown in the bar chart, the highest quarterly return was [17.11%] (quarter ended [December 31, 1998]) and the lowest quarterly return was [-21.65%] (quarter ended [September 30, 2001]). For periods prior to April 30, 2004, performance shown above relates to a predecessor fund advised by INVESCO.

                        -------------------------------
                            AIM V.I. UTILITIES FUND
                        -------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style-specific index and peer-group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------
(for the periods ended
December 31, 2005)                        1 YEAR  5 YEARS  10 YEARS
------------------------------------------------------------------------
AIM V.I. Utilities Fund(1)                 --%      --%           --%
S&P 500 Index(2,3)                         --%      --%           --%
Lipper Utility Fund Index(3,4)             --%      --%           --%
------------------------------------------------------------------------

(1) For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the predecessor fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is April 30, 2004. Total return figures include reinvested dividends and capital gain distributions and the effect of the fund's expenses.
(2) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance. In addition, the Lipper Utility Fund Index (which may or may not include the fund) is included for comparison to a peer-group.
(3) The indices may not reflect payment of fees, expenses or taxes.
(4) The Lipper Utility Fund Index is an equally weighted representation of the 10 largest funds in the Lipper Utility category. These funds invest at least 65% of their equity portfolios in utility shares.

                        -------------------------------
                            AIM V.I. UTILITIES FUND
                        -------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                SERIES II SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                           N/A

Maximum Deferred
Sales Charge (Load)                                                   N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."

ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from Series II share assets)                                    SERIES II SHARES
--------------------------------------------------------------------------------
Management Fees

Rule 12b-1 Fees
Other Expenses(2)

Total Annual Fund Operating Expenses(3)
--------------------------------------------------------------------------------

[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2005 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The fund's advisor and/or distributor have contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily net assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above:
    (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and
    (vii) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through April 30, 2006.]

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds. This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Utilities Fund                     $ --     $ --      $ --      $   --
--------------------------------------------------------------------------------

                        -------------------------------
                            AIM V.I. UTILITIES FUND
                        -------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between A I M Advisors, Inc. and certain of its affiliates (collectively, AIM Affiliates) and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

  - You invest $10,000 in the fund and hold it for the entire 10 year period;
    and



  - Your investment has a 5% return before expenses each year.



    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates makes any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

           SERIES II               YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                   %               %            %            %            %
Cumulative Return Before
  Expenses                                %               %            %            %            %
Cumulative Return After
  Expenses                                %               %            %            %            %
End of Year Balance              $               $            $            $            $
Estimated Annual Expenses        $               $            $            $            $
--------------------------------------------------------------------------------------------------
(1) Your annual expenses may be higher or lower than those shown.

           SERIES II               YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)                   %            %            %            %            %
Cumulative Return Before
  Expenses                                %            %            %            %            %
Cumulative Return After
  Expenses                                %            %            %            %            %
End of Year Balance              $            $            $            $            $
Estimated Annual Expenses        $            $            $            $            $
--------------------------------------------------------------------------------------------------
(1) Your annual expenses may be

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                        -------------------------------
                            AIM V.I. UTILITIES FUND
                        -------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 2005, the advisor received
compensation of    % of average daily net assets.

    A discussion regarding the basis for the Board of Trustees' (the Board) approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve month period ended December 31, 2005.

PORTFOLIO MANAGER(S)

John S. Segner, Senior Portfolio Manager, is primarily responsible for the day-to-day management of the fund's portfolio. He has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1997.

    More information on the portfolio manager may be found on the advisor's website (http://www.aiminvestments.com). The website is not a part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of his compensation structure, and information regarding other accounts he manages.

                        -------------------------------
                            AIM V.I. UTILITIES FUND
                        -------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and AIM have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.

    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, AIM and its affiliates (collectively the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the fund:

(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.

    Each of these tools is described in more detail below.

    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the AIM Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The AIM Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the AIM Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the AIM Affiliates will be able to detect or deter market timing by variable product owners.

    If, as a result of this monitoring, the AIM Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the AIM Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.

                        -------------------------------
                            AIM V.I. UTILITIES FUND
                        -------------------------------

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the AIM Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the AIM Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the AIM Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund,

                        -------------------------------
                            AIM V.I. UTILITIES FUND
                        -------------------------------

the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.

    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent the fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.

    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions, if any, will consist of both ordinary income and capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.

    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

PAYMENTS TO INSURANCE COMPANIES

The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI, the distributor of the fund, or one or more of its corporate affiliates, may make additional cash revenue sharing payments to the insurance company or an affiliate in connection with promotion of the fund and certain other marketing support services. ADI makes these payments from its own resources.

    ADI makes revenue sharing payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits ADI receives when it makes these payments may include, among other things, adding the fund to the list of underlying investment options in insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). ADI compensates insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The revenue sharing payments ADI makes may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold to the insurance company during the particular period. Such payments also may be

                        -------------------------------
                            AIM V.I. UTILITIES FUND
                        -------------------------------

calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.

    ADI is motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, ADI benefits from the incremental management and other fees paid to ADI by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from AIM, ADI, or the fund, as well as about fees and/or commissions it charges.

                        -------------------------------
                            AIM V.I. UTILITIES FUND
                        -------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal year (or period) indicated.

    This information has been audited by [auditors' name], independent registered public accountants, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                  APRIL 30, 2004
                                                                                    (DATE SALES
                                                               YEAR ENDED          COMMENCED) TO
                                                              DECEMBER 31,         DECEMBER 31,
                                                                  2005                 2004
                                                              ------------       -----------------
Net asset value, beginning of period                                                  $
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                                    (a)
--------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)
==================================================================================================
    Total from investment operations
==================================================================================================
Net asset value, end of period                                                        $
__________________________________________________________________________________________________
==================================================================================================
Total return(b)                                                                              %
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                              $
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net assets                                                      %(c)
==================================================================================================
Ratio of net investment income to average net assets                                         %(c)
__________________________________________________________________________________________________
==================================================================================================
Portfolio turnover rate(d)                                                                   %
__________________________________________________________________________________________________
==================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $504,858.
(d) Not annualized for periods less than one year.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at

BY MAIL:               A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100
                       Houston, TX 77046-1173

BY TELEPHONE:          (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, HAVE ALSO
BEEN MADE AVAILABLE TO INSURANCE COMPANIES ISSUING VARIABLE PRODUCTS THAT INVEST IN THE FUND.
You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------------------
   AIM V.I. Utilities Fund Series II
   SEC 1940 Act file number: 811-07452
-----------------------------------------------

AIMinvestments.com     I-VIVTI-PRO-2

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                          AIM VARIABLE INSURANCE FUNDS
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919

                                   ----------


THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO EACH PORTFOLIO OF AIM VARIABLE INSURANCE FUNDS LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES FOR THE FUNDS LISTED BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY FUND LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING TO:


                            A I M DISTRIBUTORS, INC.
                          11 GREENWAY PLAZA, SUITE 100
                            HOUSTON, TEXAS 77046-1173
                          OR BY CALLING (800) 410-4246

                                   ----------


THIS STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 2006 RELATES TO THE FOLLOWING PROSPECTUSES FOR THE SERIES I AND SERIES II SHARES OF EACH OF THE FOLLOWING FUNDS:



                  FUND                     DATED
                  ----                     -----
AIM V.I. AGGRESSIVE GROWTH FUND
   SERIES I                               5/01/06
   SERIES II                              5/01/06

AIM V.I. BASIC BALANCED FUND
   SERIES I                               5/01/06
   SERIES II                              5/01/06

AIM V. I. BASIC VALUE FUND
   SERIES I                               5/01/06
   SERIES II                              5/01/06

AIM V.I. BLUE CHIP FUND
   SERIES I                               5/01/06
   SERIES II                              5/01/06

AIM V.I. CAPITAL APPRECIATION FUND
   SERIES I                               5/01/06
   SERIES II                              5/01/06

AIM V.I. CAPITAL DEVELOPMENT FUND
   SERIES I                               5/01/06
   SERIES II                              5/01/06

AIM V.I. CORE EQUITY FUND
   SERIES I                               5/01/06
   SERIES II                              5/01/06

AIM V.I. CORE STOCK FUND
   SERIES I                               5/01/06
   SERIES II                              5/01/06

AIM V.I. DEMOGRAPHIC TRENDS FUND
   SERIES I                               5/01/06
   SERIES II                              5/01/06

AIM V.I. DIVERSIFIED DIVIDEND FUND
   SERIES I                               5/01/06
   SERIES II                              5/01/06

AIM V.I. DIVERSIFIED INCOME FUND
   SERIES I                               5/01/06
   SERIES II                              5/01/06

AIM V.I. DYNAMICS FUND
   SERIES                                 5/01/06
   SERIES II                              5/01/06

AIM V.I. FINANCIAL SERVICES FUND
   SERIES I                               5/01/06
   SERIES II                              5/01/06

AIM V.I. GLOBAL EQUITY FUND
   SERIES I                               5/01/06
   SERIES II                              5/01/06

AIM V.I. GLOBAL HEALTH CARE FUND
   SERIES I                               5/01/06
   SERIES II                              5/01/06

AIM V.I. GROWTH FUND
   SERIES I                               5/01/06
   SERIES II                              5/01/06

AIM V.I. HIGH YIELD FUND
   SERIES I                               5/01/06
   SERIES II                              5/01/06

AIM V.I. INTERNATIONAL CORE EQUITY FUND
   SERIES I                               5/01/06
   SERIES II                              5/01/06

AIM V.I. INTERNATIONAL GROWTH FUND
   SERIES I                               5/01/06
   SERIES II                              5/01/06

AIM V.I. LARGE CAP GROWTH FUND
   SERIES I                               5/01/06
   SERIES II                              5/01/06

AIM V.I. LEISURE FUND
   SERIES I                               5/01/06
   SERIES II                              5/01/06

                  FUND                     DATED
                  ----                     -----
AIM V.I. MID CAP CORE EQUITY FUND
   SERIES I                               5/01/06
   SERIES II                              5/01/06

AIM V.I. MONEY MARKET FUND
   SERIES I                               5/01/06
   SERIES II                              5/01/06

AIM V.I. PREMIER EQUITY FUND
   SERIES I                               5/01/06
   SERIES II                              5/01/06

AIM V.I. REAL ESTATE FUND*
   SERIES I                               5/01/06
   SERIES II                              5/01/06

AIM V.I. SMALL CAP EQUITY FUND
   SERIES I                               5/01/06
   SERIES II                              5/01/06

AIM V.I. SMALL COMPANY GROWTH FUND*
   SERIES I                               5/01/06
   SERIES II                              5/01/06

AIM V.I. TECHNOLOGY FUND
   SERIES I                               5/01/06
   SERIES II                              5/01/06

AIM V.I. UTILITIES FUND
   SERIES I                               5/01/06
   SERIES II                              5/01/06



* The Board of Trustees of AIM Variable Insurance Funds, on behalf of AIM V.I. Real Estate Fund and AIM V.I.



Small Company Growth Fund, has approved changing the Fund's names to "AIM V.I. Global Real Estate Fund" and "AIM V.I. Small Cap Growth Fund," respectively, effective July 3, 2006.

                          AIM VARIABLE INSURANCE FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
GENERAL INFORMATION ABOUT THE TRUST .....................................     1
   Fund History .........................................................     1
   Shares of Beneficial Interest ........................................     2

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS ................     3
   Classification .......................................................     3
   Investment Strategies and Risks ......................................     3
      Equity Investments ................................................    14
      Foreign Investments ...............................................    14
      Debt Investments for Equity Funds .................................    16
      Debt Investments for Fixed Income Funds and Money Market Fund .....    17
      Other Investments .................................................    22
      Investment Techniques .............................................    23
      Derivatives .......................................................    29
      Additional Securities or Investment Techniques ....................    35
   Diversification Requirements - AIM V.I. Money Market Fund ............    36
   Fund Policies for the V.I. Funds .....................................    37
      Temporary Defensive Positions (for V.I. Funds) ....................    39
   Fund Policies for the VIF Funds ......................................    39
      Temporary Defensive Positions (for VIF Funds) .....................    41
   Portfolio Turnover ...................................................    41
   Policies and Procedures for Disclosure of Fund Holdings ..............    42
      General Disclosures ...............................................    42
      Selective Disclosures .............................................    42

MANAGEMENT OF THE TRUST .................................................    44
   Board of Trustees ....................................................    44
   Management Information ...............................................    45
   Trustee Ownership of Fund Shares .....................................    47
   Compensation .........................................................    48
      Retirement Plan For Trustees ......................................    48
      Deferred Compensation Agreements ..................................    48
   Codes of Ethics ......................................................    49
   Proxy Voting Policies ................................................    49

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES .....................    49

INVESTMENT ADVISORY AND OTHER SERVICES ..................................    49
   Investment Advisor ...................................................    49
   Investment Sub-Advisors ..............................................    55
   Portfolio Managers ...................................................    56
   Securities Lending Arrangements ......................................    56
   Service Agreements ...................................................    56
   Other Service Providers ..............................................    57

BROKERAGE ALLOCATION AND OTHER PRACTICES ................................    58
   Brokerage Transactions ...............................................    58
   Commissions ..........................................................    58
   Brokerage Selection ..................................................    59
   Directed Brokerage (Research Services) ...............................    60
   Regular Brokers or Dealers ...........................................    60
   Allocation of Portfolio Transactions .................................    60

   Allocation of Initial Public Offering ("IPO") Transactions ...........    60

PURCHASE AND REDEMPTION OF SHARES .......................................    61
   Calculation of Net Asset Value .......................................    61
   Redemption In Kind ...................................................    63
      Payments to Participating Insurance Companies and/or their
         Affiliates .....................................................    64

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS ................................    64
   Dividends and Distributions ..........................................    64
   Tax Matters ..........................................................    66

DISTRIBUTION OF SECURITIES ..............................................    68
   Distribution Plan ....................................................    68
   Distributor ..........................................................    69

CALCULATION OF PERFORMANCE DATA .........................................    70

PENDING LITIGATION ......................................................    73


APPENDICES:

RATINGS OF DEBT SECURITIES ...............................................   A-1

EXAMPLES OF PERSONS TO WHOM AIM PROVIDES NON-PUBLIC PORTFOLIO HOLDINGS ON
   AN ONGOING BASIS ......................................................   B-1

TRUSTEES AND OFFICERS ....................................................   C-1

TRUSTEE COMPENSATION TABLE ...............................................   D-1

PROXY POLICIES AND PROCEDURES ............................................   E-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES ......................   F-1

MANAGEMENT FEES ..........................................................   G-1

PORTFOLIO MANAGERS .......................................................   H-1

ADMINISTRATIVE SERVICES FEES .............................................   I-1

BROKERAGE COMMISSIONS ....................................................   J-1

DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF SECURITIES OF
   REGULAR BROKERS OR DEALERS ............................................   K-1

CERTAIN FINANCIAL ADVISORS THAT RECEIVE ONE OR MORE TYPES OF PAYMENTS ....   L-1

AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTIONS PLAN ..   M-1

ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS ............   N-1

PERFORMANCE DATA .........................................................   O-1

PENDING LITIGATION .......................................................   P-1

FINANCIAL STATEMENTS .....................................................    FS

                       GENERAL INFORMATION ABOUT THE TRUST


FUND HISTORY



     AIM Variable Insurance Funds (the "Trust") is a Delaware statutory trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of thirty separate portfolios: AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Balanced Fund (formerly known as AIM V.I. Balanced Fund), AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Capital Development Fund, AIM V.I. Core Equity Fund, AIM V.I. Demographic Trends Fund (formerly known as AIM V.I. Dent Demographic Trends Fund), AIM V.I. Diversified Dividend Fund, AIM V.I. Diversified Income Fund, AIM V.I. Global Equity Fund, AIM V.I. Government Securities Fund, AIM V.I. Growth Fund, AIM V.I. High Yield Fund, AIM V.I. International Core Equity Fund, AIM V.I. International Growth Fund, AIM V.I. Large Cap Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Money Market Fund, AIM V.I. Premier Equity Fund, AIM V.I. Real Estate Fund (formerly known as INVESCO VIF - Real Estate Opportunity Fund), and AIM V.I. Small Cap Equity Fund (collectively, the " V.I. Funds"), and AIM V.I. Core Stock Fund (formerly known as INVESCO VIF - Core Equity Fund), AIM V.I. Dynamics Fund (formerly known as INVESCO VIF - Dynamics
Fund), AIM V.I. Financial Services Fund (formerly known as INVESCO VIF - Financial Services Fund), AIM V.I. Global Health Care Fund (formerly known as AIM V.I. Health Sciences Fund and INVESCO VIF - Health Sciences Fund), AIM V.I. Leisure Fund (formerly known as INVESCO VIF - Leisure Fund), AIM V.I. Small Company Growth Fund (formerly known as INVESCO VIF - Small Company Growth Fund), AIM V.I. Technology Fund (formerly known as INVESCO VIF - Technology Fund), and AIM V.I. Utilities Fund (formerly known as INVESCO VIF - Utilities Fund) (collectively, the " VIF Funds"). This Statement of Additional Information relates to the V.I. Funds and the VIF Funds (each a "Fund," and collectively, the "Funds". Under the Amended and Restated Agreement and Declaration of Trust, dated September 14, 2005, as amended (the "Trust Agreement"), the Board of Trustees of the Trust (the "Board") is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.



     The Trust was originally organized on January 22, 1993 as a Maryland corporation. On October 15, 1999, the following Funds acquired all the assets and assumed all the liabilities of the series portfolios of G.T. Global Variable Investment Trust and G.T. Global Variable Investment Series: AIM V.I. Global Growth and Income Fund (which later merged into AIM V.I. Growth Fund on September 18, 2000), AIM V.I. Capital Appreciation Fund, AIM V.I. International Equity Fund, AIM V.I. Diversified Income Fund, AIM V.I. Government Securities Fund and AIM V.I. Money Market Fund. The Trust reorganized as a Delaware business trust on May 1, 2000. All of the V.I. Funds, except AIM V.I. Basic Value Fund, AIM V.I. Large Cap Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Real Estate Fund, AIM V.I. International Core Equity Fund, AIM V.I. Diversified Dividend Fund and AIM V.I. Global Equity Fund and AIM V.I. Small Cap Equity Fund, were included in the reorganization. All historical financial and other information contained in this Statement of Additional Information for periods prior to May 1, 2000 relating to these Funds (or a class thereof) is that of the predecessor funds (or the corresponding class thereof). AIM V.I. Basic Value Fund and AIM V.I. Mid Cap Core Equity Fund commenced operations as a series of the Trust on September 10, 2001. AIM V.I. Large Cap Growth Fund and AIM V.I. Small Cap Equity Fund commenced operations as series of the Trust on September 1, 2003. AIM V.I. International Core Equity Fund, AIM V.I. Diversified Dividend Fund and AIM V.I. Global Equity Fund commenced operations as series of the Trust on ____________. AIM V.I. Core Equity Fund was known as AIM V.I. Growth and Income Fund, AIM V.I. International Growth Fund was known as AIM V.I. International Equity Fund, AIM V.I. Mid Cap Core Equity Fund was known as AIM V.I. Mid Cap Equity Fund and AIM V.I. Premier Equity Fund was known as AIM V.I. Value Fund. Prior to April 30, 2004, AIM V.I. Real Estate Fund and the VIF Funds were portfolios of INVESCO Variable Investment Funds, Inc., a Maryland corporation. Pursuant to an agreement and plan of reorganization, AIM V.I. Real Estate Fund and the VIF Funds became portfolios of the Trust. All historical financial and other information contained in this Statement of Additional Information for the periods prior to April 30, 2004, relating to AIM V.I. Real Estate Fund and the VIF Funds (or a class thereof) is that of its predecessor fund (or its corresponding class thereof).

SHARES OF BENEFICIAL INTEREST



     Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances.


     The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board, primarily on the basis of relative net assets, or other relevant factors.

     Each Fund offers Series I and Series II shares. Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Each Fund offers two separate classes of shares: Series I shares and Series II shares. Each such class represents interests in the same portfolio of investments. Differing expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

     The Trust is not required to hold annual or regular meetings of shareholders. Meetings of shareholders of a Fund or Series will be held from time to time to consider matters requiring a vote of such shareholders in accordance with the requirements of the 1940 Act, state law or the provisions of the Trust Agreement. It is not expected that shareholder meetings will be held annually.

     The Trust understands that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with the instructions received from owners of insurance company separate accounts ("Contract Owners"), annuitants and beneficiaries. Fund shares held by a registered separate account as to which no instructions have been received will be voted for or against any proposition, or in abstention, in the same proportion as the shares of that separate account as to which instructions have been received. Fund shares held by a registered separate account that are not attributable to Contracts will also be voted for or against any proposition in the same proportion as the shares for which voting instructions are received by that separate account. If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

     Each share of a Fund has generally the same voting, dividend, liquidation and other rights, however, each class of shares of a Fund is subject to different class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan.

     Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. There are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

     Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

     The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any Trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers. The Trust's Bylaws provide for the advancement of payments to current and former trustees, officers and employees or agents of the Trust, or anyone serving at their request, in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding, expenses for which such person would be entitled to indemnification; provided that any advancement of payments would be reimbursed if it is ultimately determined that such person is not entitled to indemnification for such expenses.


     SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates and share certificates are not issued.


            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS


CLASSIFICATION


     The Trust is an open-end management investment company. Each of the Funds are "diversified" for purposes of the 1940 Act.


INVESTMENT STRATEGIES AND RISKS



     The tables on the following pages identify various securities and investment techniques used by AIM in managing the Funds. The tables have been marked to indicate those securities and investment techniques that AIM may use to manage a Fund. A Fund might not use all of these techniques at any one time. A Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The V.I. Funds' investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. The VIF Funds' investment objectives are fundamental and their policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Funds utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Fund's Prospectus; where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy.

     The Board reserves the right to change any of these non-fundamental investment policies, strategies or practices without shareholder approval. However, shareholders will be notified before any material change in the investment policies becomes effective.

                                   V.I. FUNDS


                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


                                                                EQUITY FUNDS
                 ---------------------------------------------------------------------------------------------------------
                                                                    FUND
                 ---------------------------------------------------------------------------------------------------------
                                                                                               V.I.
                                                                                        V.I.    MID
                 V.I.  V.I.   V.I.  V.I.  V.I.   V.I.    V.I.  V.I.  V.I.         V.I.   LRG    CAP    V.I.   V.I.   V.I.
SECURITY          AGG  BASIC  BLUE   CAP   CAP   CORE    DEMO   DIV   GLB  V.I.  INT'L   CAP   CORE    PREM   REAL    SML
INVESTMENT        GRW  VALUE  CHIP  APPR   DEV  EQUITY  TRNDS   DIV   EQU   GRW   GRW    GRW  EQUITY  EQUITY  EST     CAP
TECHNIQUE        FUND  FUND   FUND  FUND  FUND   FUND    FUND  FUND  FUND  FUND   FUND  FUND   FUND    FUND   FUND  EQUITY
---------------  ----  -----  ----  ----  ----  ------  -----  ----  ----  ----  -----  ----  ------  ------  ----  ------
                                                    EQUITY INVESTMENTS

Common Stock       X     X      X     X     X      X      X      X     X     X     X      X      X       X      X      X

Preferred          X     X      X     X     X      X      X      X     X     X     X      X      X       X      X      X
Stock

Convertible        X     X      X     X     X      X      X      X     X     X     X      X      X       X      X      X
Securities

Alternative        X     X      X     X     X      X      X      X     X     X     X      X      X       X      X      X
Entity
Securities

                                                    FOREIGN INVESTMENTS

Foreign            X     X      X     X     X      X      X      X     X     X     X      X      X       X      X      X
Securities

Foreign                                                         [X]   [X]                                       X      X
Government
Obligations

Foreign            X     X      X     X     X      X      X      X     X     X     X      X      X       X      X      X
Exchange
Transactions

                                             DEBT INVESTMENTS FOR EQUITY FUNDS

U.S.                                                            [X]   [X]                 X              X      X      X
Government
Obligations

Mortgage-Backed                                                        X                                        X
and
Asset-Backed
Securities

Collateralized                                                         X                                        X
Mortgage
Obligations

Investment         X     X      X     X     X      X      X      X     X           X      X      X       X      X      X
Grade
Corporate
Debt

Liquid Assets      X     X      X     X     X      X      X      X     X           X      X      X       X      X      X

Junk                                                                   X                                        X
Bonds
                               DEBT INVESTMENTS FOR FIXED INCOME FUNDS AND MONEY MARKET FUND

U.S.
Government
Obligations

Rule 2a-7
Requirements

Foreign Bank
Obligations

                      FIXED INCOME FUNDS AND
                        MONEY MARKET FUND
                 -------------------------------
                               FUND
                 -------------------------------
                  V.I.  V.I.  V.I.   V.I.  V.I.
SECURITY         BASIC   DIV  GOVT   HIGH  MONEY
INVESTMENT        BAL   INCM   SEC  YIELD   MKT
TECHNIQUE         FUND  FUND  FUND   FUND   FUND
---------------  -----  ----  ----  -----  -----
               EQUITY INVESTMENTS

Common Stock        X     X

Preferred           X     X           X
Stock

Convertible         X     X           X
Securities

Alternative         X     X           X
Entity
Securities

               FOREIGN INVESTMENTS

Foreign             X     X     X     X      X
Securities

Foreign             X     X     X     X      X
Government
Obligations

Foreign             X     X     X     X
Exchange
Transactions

        DEBT INVESTMENTS FOR EQUITY FUNDS

U.S.
Government
Obligations

Mortgage-Backed
and
Asset-Backed
Securities

Collateralized
Mortgage
Obligations

Investment
Grade
Corporate
Debt

Liquid Assets

Junk
Bonds
 DEBT INVESTMENTS FOR FIXED INCOME FUNDS AND MONEY MARKET FUND

U.S.               X      X     X     X      X
Government
Obligations

Rule 2a-7          X      X     X     X      X
Requirements

Foreign Bank       X      X           X      X
Obligations

                                   V.I. FUNDS


                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


                                                                EQUITY FUNDS
                 ---------------------------------------------------------------------------------------------------------
                                                                    FUND
                 ---------------------------------------------------------------------------------------------------------
                                                                                               V.I.
                                                                                        V.I.    MID
                 V.I.  V.I.   V.I.  V.I.  V.I.   V.I.    V.I.  V.I.  V.I.         V.I.   LRG    CAP    V.I.   V.I.   V.I.
SECURITY          AGG  BASIC  BLUE   CAP   CAP   CORE    DEMO   DIV   GLB  V.I.  INT'L   CAP   CORE    PREM   REAL    SML
INVESTMENT        GRW  VALUE  CHIP  APPR   DEV  EQUITY  TRNDS   DIV   EQU   GRW   GRW    GRW  EQUITY  EQUITY  EST     CAP
TECHNIQUE        FUND  FUND   FUND  FUND  FUND   FUND    FUND  FUND  FUND  FUND   FUND  FUND   FUND    FUND   FUND  EQUITY
---------------  ----  -----  ----  ----  ----  ------  -----  ----  ----  ----  -----  ----  ------  ------  ----  ------
Mortgage-Backed
and
Asset-Backed
Securities

Collateralized
Mortgage
Obligations

Bank
Instruments

Commercial
Instruments

Participation
Interests

Municipal
Lease
Obligations

Investment
Grade
Corporate
Debt
Obligations

Junk Bonds

                                                     OTHER INVESTMENTS

REITs              X     X      X     X     X      X      X      X     X     X     X      X      X       X      X      X

Other              X     X      X     X     X      X      X      X     X     X     X      X      X       X      X      X
Investment
Companies

Defaulted
Securities

Municipal
Forward
Contracts

Variable or
Floating
Rate
Instruments

Indexed
Securities

Zero-Coupon
and
Pay-in-Kind
Securities

Synthetic
Municipal
Instruments

                      FIXED INCOME FUNDS AND
                        MONEY MARKET FUND
                 -------------------------------
                               FUND
                 -------------------------------
                  V.I.  V.I.  V.I.   V.I.  V.I.
SECURITY         BASIC   DIV  GOVT   HIGH  MONEY
INVESTMENT        BAL   INCM   SEC  YIELD   MKT
TECHNIQUE         FUND  FUND  FUND   FUND   FUND
---------------  -----  ----  ----  -----  -----
Mortgage-Backed    X      X     X     X
and
Asset-Backed
Securities

Collateralized     X      X
Mortgage
Obligations

Bank               X      X                  X
Instruments

Commercial         X      X           X      X
Instruments

Participation                                X
Interests

Municipal          X      X           X      X
Lease
Obligations

Investment         X      X           X      X
Grade
Corporate
Debt
Obligations

Junk Bonds                X           X

                OTHER INVESTMENTS

REITs              X      X     X     X      X

Other              X      X     X     X      X
Investment
Companies

Defaulted                 X           X
Securities

Municipal
Forward
Contracts

Variable or        X      X     X     X      X
Floating
Rate
Instruments

Indexed
Securities

Zero-Coupon        X     X     X      X
and
Pay-in-Kind
Securities

Synthetic
Municipal
Instruments

                                   V.I. FUNDS


                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


                                                          EQUITY FUNDS
                ---------------------------------------------------------------------------------------------------------
                                                                FUND
                ---------------------------------------------------------------------------------------------------------
                                                                                              V.I.
                                                                                       V.I.    MID
                V.I.   V.I.  V.I.  V.I.  V.I.   V.I.    V.I.  V.I.  V.I.         V.I.   LRG    CAP    V.I.   V.I.   V.I.
SECURITY         AGG  BASIC  BLUE   CAP   CAP   CORE    DEMO   DIV   GLB  V.I.  INT'L   CAP   CORE    PREM   REAL    SML
INVESTMENT       GRW  VALUE  CHIP  APPR   DEV  EQUITY  TRNDS   DIV   EQU   GRW   GRW    GRW  EQUITY  EQUITY  EST     CAP
TECHNIQUE       FUND  FUND   FUND  FUND  FUND   FUND    FUND  FUND  FUND  FUND   FUND  FUND   FUND    FUND   FUND  EQUITY
--------------  ----  -----  ----  ----  ----  ------  -----  ----  ----  ----  -----  ----  ------  ------  ----  ------
                                                  INVESTMENT TECHNIQUES
Delayed          X     X      X     X     X      X       X     X     X     X      X     X      X       X      X      X
Delivery
Transactions

When-Issued      X     X      X     X     X      X       X     X     X     X      X     X      X       X      X      X
Securities

Short Sales      X     X      X     X     X      X       X     X     X     X      X     X      X       X      X      X

Margin
Transactions

Interest         X     X      X     X     X      X       X     X     X     X      X     X      X       X      X      X
Rate, Index
and Currency
Exchange Rate
Swaps

Credit
Default Swaps

Interfund        X     X      X     X     X      X       X     X     X     X      X     X      X       X      X      X
Loans

Borrowing        X     X      X     X     X      X       X     X     X     X      X     X      X       X      X      X

Lending          X     X      X     X     X      X       X     X     X     X      X     X      X       X      X      X
Portfolio
Securities

Repurchase       X     X      X     X     X      X       X     X     X     X      X     X      X       X      X      X
Agreements

Reverse          X     X      X     X     X      X       X     X     X            X     X      X       X      X      X
Repurchase
Agreements

Dollar Rolls                                                         X

Illiquid         X     X      X     X     X      X       X     X     X     X      X     X      X       X      X      X
Securities

Rule 144A        X     X      X     X     X      X       X     X     X     X      X     X      X       X      X      X
Securities

Unseasoned       X     X      X     X     X      X       X     X     X            X     X      X       X      X      X
Securities

Portfolio
Transactions

Sale of Money                                                        [X]
Market
Securities

Standby
Commitments

                      FIXED INCOME FUNDS AND
                        MONEY MARKET FUND
                 -------------------------------
                               FUND
                 -------------------------------
                  V.I.  V.I.  V.I.   V.I.   V.I.
SECURITY         BASIC   DIV  GOVT   HIGH  MONEY
INVESTMENT        BAL   INCM   SEC  YIELD   MKT
TECHNIQUE         FUND  FUND  FUND   FUND   FUND
---------------  -----  ----  ----  -----  -----
              INVESTMENT TECHNIQUES

Delayed             X     X     X      X      X
Delivery
Transactions

When-Issued         X     X     X      X      X
Securities

Short Sales         X     X     X      X

Margin
Transactions

Interest            X     X            X
Rate, Index
and Currency
Exchange Rate
Swaps

Credit              X     X            X
Default Swaps

Interfund           X     X     X      X      X
Loans

Borrowing           X     X     X      X      X

Lending             X     X     X      X      X
Portfolio
Securities

Repurchase          X     X     X      X      X
Agreements

Reverse             X     X     X      X      X
Repurchase
Agreements

Dollar Rolls        X     X     X

Illiquid            X     X     X      X      X
Securities

Rule 144A           X     X     X      X      X
Securities

Unseasoned          X     X     X      X
Securities

Portfolio
Transactions

Sale of Money
Market
Securities

Standby
Commitments

                                   V.I. FUNDS


                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


                                                                EQUITY FUNDS
                 ---------------------------------------------------------------------------------------------------------
                                                                    FUND
                 ---------------------------------------------------------------------------------------------------------
                                                                                               V.I.
                                                                                        V.I.    MID
                 V.I.   V.I.  V.I.  V.I.  V.I.   V.I.    V.I.  V.I.  V.I.         V.I.   LRG    CAP    V.I.   V.I.   V.I.
SECURITY          AGG  BASIC  BLUE   CAP   CAP   CORE    DEMO   DIV   GLB  V.I.  INT'L   CAP   CORE    PREM   REAL    SML
INVESTMENT        GRW  VALUE  CHIP  APPR   DEV  EQUITY  TRNDS   DIV   EQU   GRW   GRW    GRW  EQUITY  EQUITY  EST     CAP
TECHNIQUE        FUND   FUND  FUND  FUND  FUND   FUND    FUND  FUND  FUND  FUND   FUND  FUND   FUND    FUND   FUND  EQUITY
---------------  ----  -----  ----  ----  ----  ------  -----  ----  ----  ----  -----  ----  ------  ------  ----  ------
                                                        DERIVATIVES

Equity-Linked     X      X     X     X     X      X      X      X     X     X     X      X      X      X      X      X
Derivatives

Bundled
Securities

Put Options       X      X     X     X     X      X      X      X     X           X      X      X      X      X      X

Call Options      X      X     X     X     X      X      X      X     X           X      X      X      X      X      X

Straddles         X      X     X     X     X      X      X      X     X           X      X      X      X      X      X

Warrants          X      X     X     X     X      X      X      X     X           X      X      X      X      X      X

Futures           X      X     X     X     X      X      X      X     X           X      X      X      X      X      X
Contracts
and Options
on Futures
Contracts

Forward           X      X     X     X     X      X       X       X     X         X      X      X      X      X      X
Currency
Contracts

Cover             X      X     X     X     X      X       X       X     X         X      X      X      X      X      X

                                      ADDITIONAL SECURITIES OR INVESTMENT TECHNIQUES

Special                              X
Situations

Taxable
Municipal
Securities

Investments       X      X     X     X    X      X      X      X     X     X     X      X       X      X       X      X
in Entities
with
Relationships
with Funds/
Advisors

Master                                                                X
Limited
Partnerships

Commercial                                                                  X
Bank
Obligations

Privatizations                                                              X

Samurai and                                                                 X
Yankee Bonds

                      FIXED INCOME FUNDS AND
                        MONEY MARKET FUND
                 -------------------------------
                               FUND
                 -------------------------------
                  V.I.  V.I.  V.I.   V.I.   V.I.
SECURITY         BASIC   DIV  GOVT   HIGH  MONEY
INVESTMENT        BAL   INCM   SEC  YIELD   MKT
TECHNIQUE         FUND  FUND  FUND   FUND   FUND
---------------  -----  ----  ----  -----  -----
                   DERIVATIVES

Equity-Linked       X
Derivatives

Bundled             X          X               X
Securities

Put Options         X          X       X       X

Call Options        X          X       X       X

Straddles           X          X       X       X

Warrants            X          X               X

Futures             X          X       X       X
Contracts
and Options
on Futures
Contracts

Forward             X          X               X
Currency
Contracts

Cover               X          X       X       X

 ADDITIONAL SECURITIES OR INVESTMENT TECHNIQUES

Special
Situations

Taxable             X      X           X       X
Municipal
Securities

Investments         X      X     X     X       X
in Entities
with
Relationships
with Funds/
Advisors

Master
Limited
Partnerships

Commercial
Bank
Obligations

Privatizations

Samurai and
Yankee Bonds

                                    VIF FUNDS


                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

                                                        EQUITY FUNDS
                 ------------------------------------------------------------------------------------------
                                                           FUND
                 ------------------------------------------------------------------------------------------
                                              V.I.        V.I.                 V.I.
                  V.I.               V.I.    GLOBAL  INTERNATIONAL            SMALL
SECURITY          CORE    V.I.F   FINANCIAL  HEALTH       CORE        V.I.   COMPANY     V.I.        V.I.
INVESTMENT       STOCK  DYNAMICS  SERVICES    CARE       EQUITY     LEISURE   GROWTH  TECHNOLOGY  UTILITIES
TECHNIQUE         FUND    FUND       FUND     FUND        FUND        FUND     FUND      FUND        FUND
---------------  -----  --------  ---------  ------  -------------  -------  -------  ----------  ---------
                                             EQUITY INVESTMENTS

Common Stock       X        X         X         X          X           X        X         X           X

Preferred          X        X         X         X          X           X        X         X           X
Stock

Convertible        X        X         X         X          X           X        X         X           X
Securities

Alternative        X        X         X         X          X           X        X         X           X
Entity
Securities

                                            FOREIGN INVESTMENTS

Foreign            X        X         X         X          X           X        X         X           X
Securities

Foreign            X        X         X         X          X           X        X         X           X
Government
Obligations

Foreign            X        X         X         X          X           X        X         X           X
Exchange
Transactions

                                     DEBT INVESTMENTS FOR EQUITY FUNDS

U.S.               X        X         X         X          X           X        X         X           X
Government
Obligations

Mortgage-Backed    X        X         X         X          X           X        X         X           X
and
Asset-Backed
Securities

Collateralized
Mortgage
Obligations

                                    VIF FUNDS



                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


                                                        EQUITY FUNDS
                 ------------------------------------------------------------------------------------------
                                                           FUND
                 ------------------------------------------------------------------------------------------
                                              V.I.        V.I.                 V.I.
                  V.I.               V.I.    GLOBAL  INTERNATIONAL            SMALL
SECURITY          CORE    V.I.F   FINANCIAL  HEALTH       CORE        V.I.   COMPANY     V.I.        V.I.
INVESTMENT       STOCK  DYNAMICS  SERVICES    CARE       EQUITY     LEISURE   GROWTH  TECHNOLOGY  UTILITIES
TECHNIQUE         FUND    FUND       FUND     FUND        FUND        FUND     FUND      FUND        FUND
---------------  -----  --------  ---------  ------  -------------  -------  -------  ----------  ---------
Investment         X        X         X         X          X           X        X         X           X
Grade
Corporate
Debt

Liquid Assets      X        X         X         X          X           X        X         X           X

Junk                                                                            X
Bonds

                                             OTHER INVESTMENTS

REITs              X        X         X         X          X           X        X         X           X

Other              X        X         X         X          X           X        X         X           X
Investment
Companies

Defaulted         [ ]      [ ]       [ ]       [ ]        [ ]         [ ]      [ ]       [ ]         [ ]
Securities

Municipal         [ ]      [ ]       [ ]       [ ]        [ ]         [ ]      [ ]       [ ]         [ ]
Forward
Contracts

Variable or       [ ]      [ ]       [ ]       [ ]        [ ]         [ ]      [ ]       [ ]         [ ]
Floating
Rate
Instruments

Indexed           [ ]      [ ]       [ ]       [ ]        [ ]         [ ]      [ ]       [ ]         [ ]
Securities

Zero-Coupon        X        X         X         X          X           X        X         X           X
and
Pay-in-Kind
Securities

Synthetic         [ ]      [ ]       [ ]       [ ]        [ ]         [ ]      [ ]       [ ]         [ ]
Municipal
Instruments

                                    VIF FUNDS



                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES



                                                        EQUITY FUNDS
                 ------------------------------------------------------------------------------------------
                                                            FUND
                 ------------------------------------------------------------------------------------------
                                              V.I.        V.I.                 V.I.
                  V.I.               V.I.    GLOBAL  INTERNATIONAL            SMALL
SECURITY          CORE    V.I.F   FINANCIAL  HEALTH       CORE        V.I.   COMPANY     V.I.        V.I.
INVESTMENT       STOCK  DYNAMICS  SERVICES    CARE       EQUITY     LEISURE   GROWTH  TECHNOLOGY  UTILITIES
TECHNIQUE         FUND    FUND       FUND     FUND        FUND        FUND     FUND      FUND        FUND
---------------  -----  --------  ---------  ------  -------------  -------  -------  ----------  ---------

                                           INVESTMENT TECHNIQUES

Delayed            X        X         X        X           X           X        X          X          X
Delivery
Transactions

When-Issued        X        X         X        X           X           X        X          X          X
Securities

Short Sales        X        X         X        X           X           X        X          X          X

Margin
Transactions

Interest           X        X         X        X           X           X        X          X          X
Rate, Index
and Currency
Exchange Rate
Swaps

Credit            [ ]      [ ]       [ ]       [ ]        [ ]         [ ]      [ ]        [ ]        [ ]
Default Swaps

Interfund          X        X         X        X           X           X        X          X          X
Loans

Borrowing          X        X         X        X           X           X        X          X          X

Lending            X        X         X        X           X           X        X          X          X
Portfolio
Securities

Repurchase         X        X         X        X           X           X        X          X          X
Agreements

Reverse            X        X         X        X           X           X        X          X          X
Repurchase
Agreements

Dollar Rolls      [ ]      [ ]       [ ]       [ ]        [ ]         [ ]      [ ]        [ ]        [ ]

Illiquid           X        X         X        X                                X          X          X
Securities

                                    VIF FUNDS



                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES



                                                        EQUITY FUNDS
                 ------------------------------------------------------------------------------------------
                                                            FUND
                 ------------------------------------------------------------------------------------------
                                              V.I.        V.I.                 V.I.
                  V.I.               V.I.    GLOBAL  INTERNATIONAL            SMALL
SECURITY          CORE    V.I.F   FINANCIAL  HEALTH       CORE        V.I.   COMPANY     V.I.        V.I.
INVESTMENT       STOCK  DYNAMICS  SERVICES    CARE       EQUITY     LEISURE   GROWTH  TECHNOLOGY  UTILITIES
TECHNIQUE         FUND    FUND       FUND     FUND        FUND        FUND     FUND      FUND        FUND
---------------  -----  --------  ---------  ------  -------------  -------  -------  ----------  ---------
Rule 144A          X        X         X         X           X          X        X          X          X
Securities

Unseasoned         X        X         X         X           X          X        X          X          X
Securities

Portfolio         [ ]      [ ]       [ ]       [ ]        [ ]         [ ]      [ ]        [ ]        [ ]
Transactions

Sale of Money     [ ]      [ ]       [ ]       [ ]        [ ]         [ ]      [ ]        [ ]        [ ]
Market
Securities

Standby           [ ]      [ ]       [ ]       [ ]        [ ]         [ ]      [ ]        [ ]        [ ]
Commitments

                                                DERIVATIVES

Equity-Linked      X        X         X         X           X          X        X          X          X
Derivatives

Bundled           [ ]      [ ]       [ ]       [ ]        [ ]         [ ]      [ ]        [ ]        [ ]
Securities

Call Options       X        X         X         X           X          X        X          X

Straddles          X        X         X         X           X          X        X          X          X

Warrants           X        X         X         X           X          X        X          X          X

Futures            X        X         X         X           X          X        X          X          X
Contracts
and Options
on Futures
Contracts

Forward            X        X         X         X           X          X        X          X          X
Currency
Contracts

Cover              X        X         X         X           X          X        X          X          X

                                    VIF FUNDS



                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES



                                                        EQUITY FUNDS
                 ------------------------------------------------------------------------------------------
                                                            FUND
                 ------------------------------------------------------------------------------------------
                                              V.I.        V.I.                 V.I.
                  V.I.               V.I.    GLOBAL  INTERNATIONAL            SMALL
SECURITY          CORE    V.I.F   FINANCIAL  HEALTH       CORE        V.I.   COMPANY     V.I.        V.I.
INVESTMENT       STOCK  DYNAMICS  SERVICES    CARE       EQUITY     LEISURE   GROWTH  TECHNOLOGY  UTILITIES
TECHNIQUE         FUND    FUND       FUND     FUND        FUND        FUND     FUND      FUND        FUND
---------------  -----  --------  ---------  ------  -------------  -------  -------  ----------  ---------
                                       ADDITIONAL SECURITIES OR INVESTMENT TECHNIQUES
Special           [ ]      [ ]       [ ]       [ ]        [ ]         [ ]      [ ]        [ ]        [ ]
Situations

Taxable           [ ]      [ ]       [ ]       [ ]        [ ]         [ ]      [ ]        [ ]        [ ]
Municipal
Securities

Investments       [ ]      [ ]       [ ]       [ ]        [ ]         [ ]      [ ]        [ ]        [ ]
in Entities
with
Relationships
with Funds/
Advisors

Equity Investments

     COMMON STOCK. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

     PREFERRED STOCK. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

     CONVERTIBLE SECURITIES. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.

     The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to the Fund. AIM V.I. Blue Chip Fund does not intend to invest more than 10% of its total assets in convertible securities.

     ALTERNATIVE ENTITY SECURITIES. Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.

Foreign Investments

     FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by entities outside the United States. The term "foreign securities" includes securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers. Depositary Receipts are typically issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations.

     Each Fund may invest in foreign securities as described in the Prospectus. Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

     Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

     Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

     Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

     Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

     On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), established a common European currency known as the "euro" and each member's local currency became a denomination of the euro. Each participating country (currently, Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain) has replaced its local currency with the euro effective July 1, 2002.


     Risks of Developing Countries. Each Fund (excluding AIM V.I. Money Market
Fund) may invest up to 5%, except that AIM V.I. Demographic Trends Fund may invest up to 10%, and AIM V.I. International Growth Fund and AIM V.I. Global Equity Fund may invest up to 20%, of their respective total assets in securities of companies located in developing countries. AIM V.I. CORE STOCK FUND, AIM V.I. DYNAMICS FUND, AIM V.I. FINANCIAL SERVICES FUND, AIM V.I. GLOBAL HEALTH CARE FUND, AIM V.I. INTERNATIONAL CORE EQUITY FUND, AIM V.I. LEISURE FUND, AIM V.I. SMALL COMPANY GROWTH FUND, AIM V.I. TECHNOLOGY FUND AND AIM V.I. UTILITIES FUND CAN EACH INVEST ___% OF THEIR RESPECTIVE TOTAL ASSETS IN SECURITIES OF COMPANIES LOCATED IN DEVELOPING COUNTRIES. Developing countries are those countries which are not included in the MSCI World Index. The Funds consider various factors when determining whether a company is in a developing country, including whether
(1) it is organized under the laws of a developing country; (2) it has a principal office in a developing country; (3) it derives 50% or more of its total revenues from business in a developing country; or (4) its securities are traded principally on a stock exchange, or in an over-the-counter market, in a developing country. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small, are less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund's investments.

     FOREIGN GOVERNMENT OBLIGATIONS. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above with respect to foreign securities. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country's willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. Foreign government obligations of developing countries, and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as "Brady Bonds".

     FOREIGN EXCHANGE TRANSACTIONS. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.

     Each Fund (except AIM V.I. Money Market Fund) has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. A Fund may commit the same percentage of its assets to foreign exchange hedges as it can invest in foreign securities.

     The Funds may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.

Debt Investments for Equity Funds

     U.S. GOVERNMENT OBLIGATIONS. See "Debt Investments for Fixed Income Funds and Money Market Fund - U.S. Government Obligations."

     MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. See "Debt Investments for Fixed Income Funds and Money Market Fund - Mortgage Backed and Asset-Backed Securities".

     COLLATERALIZED MORTGAGE OBLIGATIONS. See "Debt Investments for Fixed Income Funds and Money Market Fund - Collateralized Mortgage Obligations."

     INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. Each Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.

     LIQUID ASSETS. Cash equivalents include money market instruments (such as certificates of deposit, time deposits, banker's acceptances from U.S. or foreign banks, and repurchase agreements), shares of affiliated money market funds or high-quality debt obligations (such as U.S. Government obligations, commercial paper, master notes and other short-term corporate instruments and municipal obligations).

     JUNK BONDS. Junk bonds are lower-rated or non-rated debt securities. Junk bonds are considered speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligation. While generally providing greater income and opportunity for gain, non-investment grade debt securities are subject to greater risks than higher-rated securities.

     Companies that issue junk bonds are often highly leveraged, and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress, and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for junk bonds, lowering their values, and increasing their price volatility. The risk of issuer default is higher with respect to junk bonds because such issues are generally unsecured and are often subordinated to other creditors of the issuer.

     The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. The lower the rating of a junk bond, the more speculative its characteristics.


     To the extent that a Fund has the ability to invest in junk bonds, a Fund may have difficulty selling certain junk bonds because they may have a thin trading market. AIM V.I. Small Company Growth Fund may invest up to 5% of its portfolio in such securities. AIM V.I. Core Stock Fund normally invests 5% of its assets in debt securities that are rated investment grade or better at the time of purchase; however, a portion of the Fund may invest in lower-rated debt securities. AIM V.I. Dynamics Fund, AIM V.I. Core Stock Fund, AIM V.I. Financial Services Fund, AIM V.I. Global Health Care Fund, AIM V.I. Leisure Fund, AIM V.I. Small Company Growth Fund, AIM V.I. Technology Fund and AIM V.I. Utilities Fund will limit investments to debt securities which the advisor believes are not highly speculative and which are rated at least CCC by S&P of Caa by Moody's or, if unrated, are judged by the advisor to be of equivalent quality at the time of purchase. The lack of a liquid secondary market may have an adverse effect on the market price and each Fund's ability to dispose of particular issues and may also make it more difficult for each Fund to obtain accurate market quotations of valuing these assets. In the event a Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds at an unfavorable price. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities.


     Descriptions of debt securities ratings are found in Appendix A.

Debt Investments for Fixed Income Funds and Money Market Fund


     U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the Treasury; others, such as those of the former Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer were to default, the Funds holding securities of such issuer might not be able to recover their investments from the U.S. Government.

     RULE 2A-7 REQUIREMENTS. Money market instruments in which the Fund will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities determined by AIM (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from an NRSRO in one of the two highest short-term rating categories or be issued by a guarantor that has received a rating from an NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time a Fund acquires the security, that NRSRO.

     AIM V.I. Money Market Fund will attempt to maintain a constant net asset value per share of $1.00 and, to this end, values its assets by the amortized cost method and rounds the per share net asset value of its shares in compliance with applicable rules and regulations. Accordingly, the Fund invests only in securities having remaining maturities of 397 days or less and maintains a dollar weighted average portfolio maturity of 90 days or less. The maturity of a security held by the Fund is determined in compliance with applicable rules and regulations. Certain securities bearing interest at rates that are adjusted prior to the stated maturity of the instrument or that are subject to redemption or repurchase agreements are deemed to have maturities shorter than their stated maturities.

     FOREIGN BANK OBLIGATIONS. To the extent that a Fund has the ability to invest in foreign Bank Obligations, the Fund may invest in Eurodollar obligations (i.e., U.S. dollar-denominated obligations issued by a foreign branch of a domestic bank), Yankee dollar obligations (i.e., U.S. dollar-denominated obligations issued by a domestic branch of a foreign bank) and obligations of foreign branches of foreign banks. AIM V.I. Money Market Fund will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 50% of its total assets at the time of purchase, provided that there is no limitation upon the Fund's investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligation is unconditionally liable in the event that the foreign branch for any reason fails to pay on the Eurodollar obligation; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks. Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. For a discussion of the risks pertaining to investments in foreign securities, see "Risk Factors" in this Statement of Additional Information.

     MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by nongovernment entities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA and government-related organizations such as FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

     There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs") guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly owned by public stockholders.

     Other asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Regular payments received in respect of such securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

     If a Fund purchases a mortgage-backed or other asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return.


     COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). AIM V.I. Basic Balanced Fund, AIM V.I. Diversified Income Fund and AIM V.I. Real Estate Fund may invest in CMOs. The Funds can also invest in mortgage-backed bonds and asset-backed securities. A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.


     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

     CMOs that are issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities will be considered U.S. government securities by the Funds, while other CMOs, even if collateralized by U.S. government securities, will have the same status as other privately issued securities for purposes of applying a Fund's diversification tests.

     FHLMC CMOs. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC Participation Certificates, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

     If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

     Risks of Mortgage-Related Securities. Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

     Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

     Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult.

     BANK INSTRUMENTS. Each Fund may invest in certificates of deposits, time deposits, and bankers' acceptances from U.S. or foreign banks. A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

     COMMERCIAL INSTRUMENTS. Each Fund may invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Variable rate master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the applicable quality criteria. The interest rate on a variable rate master demand note is periodically redetermined according to a prescribed formula. All variable rate master demand notes acquired by AIM V.I. Money Market Fund will be payable within a prescribed notice period not to exceed seven days.

     PARTICIPATION INTERESTS. AIM V.I. Money Market Fund may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a "Lender") or from other holders of a participation interest (a "Participant"). The purchase of a participation interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company (the "Borrower"). Instead, the Fund will be required to rely on the Lender or the Participant that sold the participation interest both for the enforcement of the Fund's rights against the Borrower and for the receipt and processing of payments due to the Fund under the loans. The Fund is thus subject to the credit risk of both the Borrower and a Participant. Participation interests are generally subject to restrictions on resale. The Fund considers participation interests to be illiquid and therefore subject to the Fund's percentage limitation for investments in illiquid securities.

     MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations may take the form of a lease, an installment purchase or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal leases for exempt from federal income taxes. Consistent with its investment objective, a Fund may purchase these obligations directly, or they may purchase participation interests in such obligations. Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain "non-appropriation" clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Accordingly, such obligations are subject to "non-appropriation" risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of such assets in the event of non-appropriation or other default. All direct investments by the Fund in municipal lease obligations shall be deemed illiquid and shall be valued according to the Fund's Procedures for Valuing Securities current at the time of such valuation.

     INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. See "Debt Investments for Equity Funds - Investment Grade Corporate Debt."

     JUNK BONDS. See "Debt Investments for Equity Funds - Junk Bonds."

Other Investments

     REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

     To the extent consistent with its investment objective, each Fund (except AIM V.I. Real Estate Fund) may invest up to 15% of its total assets in equity and/or debt securities issued by REITs. AIM V.I. Real Estate Fund may invest all of its total assets in equity and/or debt securities issued by REITs.

     To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

     In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

     OTHER INVESTMENT COMPANIES. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.


     The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies.



     DEFAULTED SECURITIES. AIM V.I. High Yield Fund and AIM V.I. Diversified Income Fund may invest in defaulted securities. In order to enforce its rights in defaulted securities, the Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the defaulted securities. This could increase a Fund's operating expenses and adversely affect its net asset value. Any investments by a Fund in defaulted securities will also be considered illiquid securities subject to the limitations described herein, unless AIM determines that such defaulted securities are liquid under guidelines adopted by the Board.


     VARIABLE OR FLOATING RATE INSTRUMENTS. The Funds may invest in Municipal Securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of Municipal Securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate Municipal Securities than for fixed rate obligations. Many Municipal Securities with variable or floating interest rates purchased by a Fund are subject to payment of principal and accrued interest (usually within seven days) on the Fund's demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable quality standards of a Fund. AIM will monitor the pricing, quality and liquidity of the variable or floating rate Municipal Securities held by the Funds.

     To the extent a Fund has the ability to invest in Variable or Floating Rate Instruments, the Fund may invest in inverse floating rate obligations or residual interest bonds, or other obligations or certificates related to such securities which have similar features. These types of obligations generally have floating or variable interest rates that move in the opposite direction of short-term interest rates, and generally increase or decrease in value in response to changes in short-term interest rates at a rate which is a multiple (typically two) of the rate at which long-term fixed rate tax-exempt securities increase or decrease in response to such changes. As a result, such obligations have the effect of providing investment leverage and may be more volatile than long-term fixed rate tax-exempt securities.

     ZERO-COUPON AND PAY-IN-KIND SECURITIES. To the extent consistent with its investment objective, each Fund may invest in zero-coupon or pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because zero-coupon and pay-in-kind securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal tax law requires the holders of zero-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") and to avoid certain excise taxes, the Fund may be required to distribute a portion of such discount and income, and may be required to dispose of other portfolio securities, which could occur during periods of adverse market prices, in order to generate sufficient cash to meet these distribution requirements.

Investment Techniques


     DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by a Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. A Fund may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery transactions will not be used as a speculative or leverage technique.


     Investment in securities on a delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

     The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement.

Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery basis securities prior to settlement.

     AIM V.I. Government Securities Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, the Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

     WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

     Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

     Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a when-issued commitment. A Fund will employ techniques designed to reduce such risks. If a Fund purchases a when-issued security, the Fund will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

     SHORT SALES. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

     A Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and in an amount to, the securities sold short. To secure its obligation to deliver the securities sold short, a

Fund will segregate with its custodian an equal amount to the securities sold short or securities convertible into or exchangeable for such securities. A Fund may pledge no more than 10% of its total assets as collateral for short sales against the box.

     MARGIN TRANSACTIONS. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.


     INTEREST RATE, INDEX AND CURRENCY EXCHANGE RATE SWAPS. To the extent that a Fund has the ability to enter into Swap Agreements, a Fund has the ability to enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.



     The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Obligations under a swap agreement will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating liquid assets, to avoid any potential leveraging of the Fund. A Fund will not enter into a swap agreement with any single party if the net amount owned to or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters - Swap Agreements."



     CREDIT DEFAULT SWAPS. AIM V.I. Basic Balanced Fund, AIM V.I. Diversified Dividend Fund and AIM V.I. High Yield Fund may enter into Credit Default Swaps ("CDS"). A CDS is an agreement between two parties pursuant to which one party agrees to make one or more payments to the other, while the other party would assume the risk of a referenced debt obligation in the event of default. CDS may be direct ("unfunded swaps") or indirect in the form of a structured note ("funded swaps"). Unfunded and funded credit default swaps may be on a single security or packaged as a basket of CDS. The Fund may buy a CDS ("buy credit protection") in which it pays a fixed payment over the life of the swap in exchange for a counterparty taking on the risk of default of a referenced debt obligation ("Reference Entity"). Alternatively, the Fund may sell a CDS ("sell protection") in which it will receive a fixed payment in exchange for taking on the credit risk of the Reference Entity. An investment in a CDS may cause the portfolio performance to be more or less volatile.



     CDS agreements are typically individually negotiated and structured. CDS agreements may be entered into for investment or hedging purposes. The Fund may enter into CDS to create direct or synthetic long or short exposure to domestic or foreign corporate debt securities or sovereign debt securities.

     As a buyer of a CDS, the Fund would pay a fixed spread over the life of the agreement to the seller of the CDS. If an event of default occurs, the fixed payment stream would cease, the Fund would deliver defaulted bonds to the seller and the seller would pay the full notional value, or the "par value," of the reference obligation to the Fund. The Fund may already own the reference bonds or may purchase a deliverable bond in the market. Alternatively, the two counterparties may agree to cash settlement. If no event of default occurs, the Fund pays the fixed stream of cash flows to the seller, and no other exchange occurs.



     As a seller of CDS, the Fund would receive a fixed payment stream. If an event of default occurs, the fixed payment stream stops, the Fund would pay the buyer par, and, in return, the Fund would receive deliverable bonds. Alternatively, if cash settlement is elected, the Fund would pay the buyer par less the market value of the referenced bonds. If no event of default occurs, the Fund receives the cash flow payment over the life of the agreement. Risks of CDS include the risk that a counterparty may default on amounts owed to the Fund, basis risk (risk that the price of a derivative used to hedge or reflect an underlying bond behaves differently than the price of that bond), liquidity risk and market risk.



     Credit Derivatives may create covered or uncovered exposure to the Funds. The Fund generally will employ a strategy of setting aside liquid assets to cover any potential obligation. This strategy would be employed to avoid multiplying a Fund's economic exposure and would limit risks of leveraging. For example, the Fund may sell protection on a Reference Entity bearing the risk of delivering par to the counterparty. The Fund would set aside liquid assets, marked to the market daily, to cover this potential obligation.



     CDS agreements are generally governed by a single master agreement for each counterparty, and the agreements allow for netting of counterparties' obligations on specific transactions. The Fund's obligation or rights will be the net amount owed to or by the counterparty. A Fund's current obligations under a swap agreement will be accrued daily (on a net basis), and the Fund will maintain liquid assets in an amount equal to amounts owed to a swap counterparty less the value of any collateral posted. The Fund will not enter into a swap agreement with any single counterparty if the net amount owed or to be received under existing contracts with that counterparty would exceed 5% of the Fund's net assets determined on the date the CDS is entered into.



     CDS Options. The Fund may additionally enter into CDS option transactions which grant the holder the right, but not the obligation, to enter into a credit default swap at a specified future date and under specified terms in exchange for a purchase price ("premium"). The writer of the option bears the risk of any unfavorable move in the value of the CDS relative to the market value on the exercise date, while the purchaser may allow the option to expire unexercised.


     INTERFUND LOANS. Each Fund may lend uninvested cash up to 15% of its net assets to other funds advised by AIM (the "AIM Funds") and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund borrowings are outstanding, a Fund cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of a Fund to lend its securities to other AIM Funds is subject to certain other terms and conditions.

     BORROWING. Each Fund may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, a Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

     LENDING PORTFOLIO SECURITIES. Each Fund may lend its portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.


     A Fund will not have the right to vote securities while they are being lent, but it can call a loan in anticipation of an important vote. The Fund would receive income in lieu of dividends on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly, or in the event of a default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.



     Any cash received as collateral for loaned securities will be invested, in accordance with a Fund's investment guidelines, in short-term money market instruments or Affiliated Money Market Funds. For purposes of determining whether a Fund is complying with its investment policies, strategies and restrictions, the Fund will consider the loaned securities as assets of the Fund, but will not consider any collateral received as a Fund asset.


     REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during a Fund's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

     If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

     The Funds may invest their cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.

     REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.

     DOLLAR ROLLS. A dollar roll involves the sale by a Fund of a mortgage security to a financial institution such as a broker-dealer or a bank, with an agreement to repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are repurchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the sold security.

     Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. At the time the Fund enters into a dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price, and will monitor the account to ensure that such equivalent value is maintained. The Fund typically enters into dollar roll transactions on mortgage securities to enhance the Fund's return either on an income or total return basis or to manage prepayment risk. Dollar rolls are considered borrowings by a Fund under the 1940 Act.

     ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act, and thus may or may not constitute illiquid securities.

     Each Fund, except AIM V.I. Money Market Fund, may invest up to 15% of its net assets in securities that are illiquid. AIM V.I. Money Market Fund may invest up to 10% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

     RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

     UNSEASONED ISSUERS. Investments in the equity securities of companies having less than three years' continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

Derivatives

     To the extent a Fund has the ability to invest in Derivatives, the Fund may invest in forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the Fund's investments. The Fund may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. AIM V.I. Diversified Income Fund and AIM V.I. High Yield Fund may also invest in fixed-rate certificates ("TRAINS") that represent fractional undivided interests in the assets of a Targeted Return Index Securities Trust. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

     EQUITY-LINKED DERIVATIVES. Equity-Linked Derivatives are interests in a securities portfolio designed to replicate the composition and performance of a particular securities index. Equity-Linked Derivatives are exchange traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios As Listed Securities ("OPALS"). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies, and therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See "Other Investment Companies."

     BUNDLED SECURITIES. In lieu of investing directly in securities appropriate for AIM V.I. Diversified Income Fund and AIM V.I. High Yield Fund, the Funds may from time to time invest in trust certificates (such as TRAINS) or similar instruments representing a fractional undivided interest in an underlying pool of such appropriate securities. The Funds will be permitted at any time to exchange such certificates for the underlying securities evidenced by such certificates. To that extent, such certificates are generally subject to the same risks as the underlying securities. The Funds will examine the characteristics of the underlying securities for compliance with most investment criteria but will determine liquidity with reference to the certificates themselves. To the extent that such certificates involve interest rate swaps or other derivative devices, a Fund may invest in such certificates if the Fund is permitted to engage in interest rate swaps or other such derivative devices.

     PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, futures contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, futures contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, futures contract or foreign currency. A put option gives the purchaser the right to sell the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, futures contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."

     A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at the time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

     Pursuant to federal securities rules and regulations, a Fund's use of options may require that Fund to set aside assets to reduce the risks associated with using those options. This process is described in more detail below in the section "Cover."

     Writing Options. Each Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, futures contract, or foreign currency alone. A Fund may only write a call option on a security if it owns an equal amount of such security or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to the securities subject to the call option. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, futures contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the underling security, futures contract, or foreign currency decline.

     A Fund may write a put option without owning the underlying security if it covers the option as described below in the section "Cover." A Fund may only write a put option on a security as part of an investment strategy, and not for speculative purposes. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, futures contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

     If a call option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset to the extent of the premium received. A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lowest price it is willing to receive for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

     Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, futures contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, futures contract or currency with either a different exercise price or expiration date, or both.

     Purchasing Options. Each Fund may purchase a call option for the purpose of acquiring the underlying security, futures contract or currency for its portfolio. The Fund is not required to own the underlying security in order to purchase a call option, and may only cover this transaction with cash, liquid assets and/or short-term debt securities. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, futures contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security, futures contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Each of the Funds may also purchase call options on underlying securities, futures contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather


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

than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

     A Fund may only purchase a put option on an underlying security, futures contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, futures contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, futures contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, futures contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A Fund may also purchase put options on underlying securities, futures contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, futures contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

     Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because purchased OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

     Index Options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

     The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

     Pursuant to federal securities rules and regulations, if a Fund writes index options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

     STRADDLES. Each Fund, for hedging purposes, may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Fund's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

     A Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

     The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

     The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information.

     Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

     "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

     Subsequent payments, called "variation margin," from and to the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

     If a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

     Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account. The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

     Limitations on Futures Contracts and Options on Futures Contracts and on Certain Options on Currencies. To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

     Pursuant to federal securities rules and regulations, a Fund's use of Futures Contracts and options on Futures Contracts may require that Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section "Cover."

     FORWARD CURRENCY CONTRACTS. A forward currency contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward currency contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

     Each Fund may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward currency contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

     The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

     Pursuant to federal securities rules and regulations, a Fund's use of forward currency contracts may require that Fund to set aside assets to reduce the risks associated with using forward currency contracts. This process is described in more detail below in the section "Cover."

     COVER. Transactions using forward currency contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless, in addition to complying with all the restrictions noted in the disclosure above, it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

     Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, a Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

     Assets used as cover cannot be sold while the position in the corresponding forward contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

     (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

     (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

     (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

     (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward contract at any particular time.

     (5) As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

     (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

Additional Securities or Investment Techniques

     SPECIAL SITUATIONS. A special situation arises when, in the opinion of the Fund's management, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include things such as liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs and new management or management policies. Although large and well known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

     TAXABLE MUNICIPAL SECURITIES. Taxable municipal securities are debt securities issued by or on behalf of states and their political subdivisions, the District of Columbia, and possessions of the United States, the interest on which is not exempt from federal income tax.


     INVESTMENTS IN ENTITIES WITH RELATIONSHIPS WITH THE FUNDS/ADVISORS. The Funds may invest in securities issued, sponsored or guaranteed by the following types of entities or their affiliates: (i) entities that sell shares of the AIM Funds; (ii) entities that rate or rank the AIM Funds; (iii) exchanges on which the AIM Funds buy or sell securities; and (iv) entities that provide services to the AIM Funds (e.g., custodian banks). The Funds will decide whether to invest in or sell securities issued by these entities based on the merits of the specific investment opportunity.



     MASTER LIMITED PARTNERSHIPS ("MLSL"). AIM V.I. Diversified Dividend Fund may invest in MLPs. MLPs are securities through which the operating results of businesses are passed on to unitholders of MLPs. Operating earnings flow directly to the unitholders in the form of cash distributions. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments.

     COMMERCIAL BANK OBLIGATIONS. For the purposes of AIM V.I. Global Equity Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figures is not an investment policy or restriction of the Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.



     PRIVATIZATIONS. AIM V.I. Global Equity Fund may invest in privatizations. The governments of some foreign countries have been engaged in selling part or all of their stakes in government-owned or controlled enterprises ("privatizations"). AIM believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Fund in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities such as the Fund to participate may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.



     SAMURAI AND YANKEE BONDS. Subject to its fundamental investment restrictions, AIM V.I. Global Equity Fund may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in their countries of domicile, such bond issues normally carry a higher interest rate but are less actively traded. It is the policy of the Fund to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield.



DIVERSIFICATION REQUIREMENTS - AIM V.I. MONEY MARKET FUND


     As a money market fund, AIM V.I. Money Market Fund is subject to the diversification requirements of Rule 2a-7 under the 1940 Act. This Rule sets forth two different diversification requirements: one applicable to the issuer of securities (provided that such securities are not subject to a demand feature or a guarantee), and one applicable to securities with demand features or guarantees.

     The issuer diversification requirement provides that the Fund may not invest in the securities of any issuer if, as a result, more than 5% of its total assets would be invested in securities issued by such issuer. If the securities are subject to a demand feature or guarantee, however, they are not subject to this requirement. Moreover, for purposes of this requirement, the issuer of a security is not always the nominal issuer. Instead, in certain circumstances, the underlying obligor of a security is deemed to be the issuer of the security. Such circumstances arise for example when another political subdivision agrees to be ultimately responsible for payments of principal of an interest on a security or when the assets and revenues of a non-governmental user of the facility financed with the securities secures repayment of such securities.

     The diversification requirement applicable to securities subject to a demand feature or guarantee provides that, with respect to 75% of its total assets, the Fund may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same entity. A demand feature permits the Fund to sell a security at approximately its amortized cost value plus accrued interest at specified intervals upon no more than 30 days' notice. A guarantee includes a letter of credit, bond insurance and an unconditional demand feature (provided the demand feature is not provided by the issuer of the security).

FUND POLICIES FOR THE V.I. FUNDS


     FUNDAMENTAL RESTRICTIONS. Each Fund is subject to the following fundamental investment restrictions, except AIM V.I. Real Estate Fund is not subject to restriction (4). Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Consistent with applicable law and unless otherwise provided, all percentage limitations apply at the time of purchase.

     (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions;

     (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions;

     (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933;

     (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) for AIM V.I. Money Market Fund, bank instruments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security;

     AIM V.I. Real Estate Fund will concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of domestic and foreign real estate and real estate-related companies.

     (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or in investing in securities that are secured by real estate or interests therein;

     (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities;

     (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests; and

     (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as that Fund.


     The investment restrictions set forth above provide the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds have this flexibility, the Board has adopted non-fundamental restrictions for the Funds relating to certain of these restrictions which AIM, the sub-advisor of AIM V.I. International Core Equity Fund and AIM V.I. Real Estate Fund' must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.


     NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to all of the Funds, except AIM V.I. Real Estate Fund is not subject to restriction (3). They may be changed for any Fund without approval of that Fund's voting securities.

     (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets (and for AIM V.I. Money Market Fund, with respect to 100% of its total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U. S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM as an investment advisor, subject to the terms and conditions of any exemptive orders issued by the SEC.

     (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker/dealers or an AIM Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowing from banks exceeds 5% of the Fund's total assets or when any borrowings from an AIM Fund are outstanding.

     (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

     (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to an AIM Fund, on such terms and conditions as the SEC may require in an exemptive order.

     (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

     (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

     For purposes of AIM V.I. Real Estate Fund's fundamental restriction regarding industry concentration, real estate and real estate-related companies shall consist of companies (i) that at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management, or sale of residential, commercial or industrial real estate, including listed equity REITs that own property, and mortgage REITs which make short-term construction and development mortgage loans or which invest in long-term mortgages or mortgage pools, or (ii) whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages.


Temporary Defensive Positions (for V.I. Funds)


     In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, each Fund may temporarily hold all or a portion of their assets in cash, cash equivalents or high-quality debt instruments. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes.


FUND POLICIES FOR THE VIF FUNDS



     INVESTMENT RESTRICTIONS. The investment restrictions set forth below have been adopted by each respective Fund and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Fund. As provided in the 1940 Act, a "vote of a majority of the outstanding voting securities of the Fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of a particular Fund's assets will not cause a violation of the following investment restrictions so log as percentage restrictions are observed by such Fund at the time it purchases any security.



     (1) The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or municipal securities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that (i) AIM V.I. Financial Services Fund may invest more than 25% of the value of its total assets in one or more industries relating to financial services; (ii) AIM V.I. Global Health Care Fund may invest more than 25% of the value of its total assets in one or more industries relating to health care; (iii) AIM V.I. Leisure Fund may invest more than 25% of the value of its total assets in one or more industries relating to leisure; (iv) AIM V.I. Technology Fund may invest more than 25% of the value of its total assets in the one or more industries relating to technology; and (v) AIM V.I. Utilities Fund may invest more than 25% of the value of its total assets in one or more industries relating to the utilities industry;



     (2) The Fund may not with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;



     (3) The Fund may not underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the 1933 Act in connection with the disposition of the Fund's portfolio securities;



     (4) The Fund may not borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);



     (5) The Fund may not issue securities, except as permitted under the 1940 Act;

     (6) The Fund may not lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;



     (7) The Fund may not purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments; or



     (8) The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).



     (9) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by the Advisor or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies and limitations as the Fund.



     In addition, each Fund has the following non-fundamental policies, which may be changed without shareholder approval:



     A. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, cap, floors, collars, and other financial instruments.



     B. The Fund may borrow money only from a bank or from an open-end management investment company managed by the Advisor or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (4)).



     C. The Fund does not currently intend to purchase any security if, as a result, more than 15% if its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.



     D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.



     E. With respect to fundamental limitation (1), domestic and foreign banking will be considered to be different industries.



     In addition, with respect to a Fund that may invest in municipal obligations, the following non-fundamental policy applies, which may be changed without shareholder approval:



     Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by a Fund exceeds 10% of the Fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity, With respect to a Fund that is not a money market fund, securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.



Temporary Defensive Positions (for VIF Funds)



     When securities markets or economic conditions are unfavorable to unsettled, the Advisor and/or Sub-Advisor, where applicable, might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so.



PORTFOLIO TURNOVER



     The portfolio turnover rate for the AIM V.I. Aggressive Growth Fund increased significantly from the fiscal year ended December 31, 2003 to the fiscal year ended December 31, 2004. This variation can be attributed to the realignment of the Fund's portfolio to fit the investment process of the current management team that assumed management of the Fund in April of 2004.



     The portfolio turnover rate for the AIM V.I. Basic Balanced Fund decreased significantly from the fiscal year ended December 31, 2003 to the fiscal year ended December 31, 2004. AIM V.I. Basic Balanced Fund underwent a portfolio management change in December of 2003. As part of this change the fund's equity portfolio went from being managed i a growth-at-a-reasonable-price style to being managed in an intrinsic value style. Specifically, the new portfolio management team looked for companies whose estimated intrinsic value represents at least 50% upside from current market prices. When the new management team initiated their investment style in December of 2003, they exited those securities that did not meet this criteria and replaced them with those securities that did, creating above-average turnover for the year 2003. The reduced turnover in 2004 is indicative of normal levels.



     The portfolio turnover rate for the AIM V.I. Government Securities Fund decreased significantly from the fiscal year ended December 31, 2003 to the fiscal year ended December 31, 2004. Substantially higher bond market volatility necessitated trading more actively during 2003 than in 2004.



     The portfolio turnover rate for the AIM V.I. Large Cap Growth Fund increased significantly from the fiscal year ended December 31, 2003 to the fiscal year ended December 31, 2004. The turnover was in response to the transition from the lower-quality rally of 2003 to the more fundamental-driven market of 2004. Our rigorous sell discipline gave us information that led us out of several key names in favor of other stocks with more attractive risk/reward profiles.



     The portfolio turnover rate for the AIM V.I. Real Estate Fund decreased significantly from the fiscal year ended December 31, 2003 to the fiscal year ended December 31, 2004. This variation can be attributed to the realignment of the Fund's portfolio to fit the investment process of the current management team that assumed management of the Fund in April, 2004.



     The portfolio turnover rate for the AIM V.I. Small Cap Equity Fund increased significantly from the fiscal year ended December 31, 2003 to the fiscal year ended December 31, 2004. This variation can be attributed to the realignment of the Fund's portfolio to fit the investment process of the current management team that assumed management of the Fund in September of 2004.



     The portfolio turnover rate for AIM V.I. Core Stock Fund decreased significantly from the fiscal year ended December 31, 2003 to the fiscal year ended December 31, 2004. A new management team (INVESCO NAM) took over October 15, 2003. Turnover increased in 2003 as this new management team transitioned the portfolio to holdings consistent with their investment philosophy and discipline. This transition was completed in the fourth quarter of 2003, so turnover decreased in 2004.



     The portfolio turnover rate for the AIM V.I. Dynamics Fund decreased significantly from the fiscal year ended December 31, 2003 to the fiscal year ended December 31, 2004. A new management team led by Paul Rasplicka took over July 16, 2004. Turnover increased in 2004 over 2003 as this new management team transitioned the portfolio to holdings consistent with their investment philosophy and discipline.



     The portfolio turnover rage for AIM V.I. Global Health Care Fund increased significantly from the fiscal year ended December 31, 2003 to the fiscal year ended December 31, 2004. This variation can be attributed to the realignment of the Fund's portfolio to fit the investment process of the current management team that assumed management of the Fund in October or 2004.



     The turnover rate for AIM V.I. Small Company Growth Fund increased significantly from the fiscal year ended December 31, 2003 to the fiscal year ended December 31, 2004. This variation can be attributed to the realignment of the Fund's portfolio to fit the investment process of the current management team that assumed management of the Fund in October of 2004.



POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND HOLDINGS



     The Board has adopted policies and procedures with respect to the disclosure of the Funds' portfolio holdings (the "Holdings Disclosure Policy"). Non-public holdings information may not be disclosed except in compliance with the Holdings Disclosure Policy.



     General Disclosures



     The Holdings Disclosure Policy permits AIM to publicly release certain portfolio holdings information of the Funds from time to time. The Funds sell their shares to life insurance companies and their separate accounts to fund interests in variable annuity and variable life insurance policies issued by such companies, but not directly to the public. Accordingly, the Policy authorizes AIM to disclose, pursuant to the following table, the Funds' portfolio holdings information on a non-selective basis to all insurance companies whose variable annuity and variable life insurance separate accounts invest in the Funds and with which the Funds have entered into participation agreements ("Insurance Companies") and AIM has entered into a nondisclosure agreement:



              DISCLOSURE                            DATE AVAILABLE/LAG
              ----------                            ------------------
Month-end top ten holdings               Available 10 days after month-end
                                         (Holdings as of June 30 available July
                                         10)

Calendar quarter end complete holdings   Available 25 days after calendar
                                         quarter-end (Holdings as of June 30
                                         available July 25)

Fiscal quarter-end complete holdings     Available 55 days after fiscal
                                         quarter-end (Holdings as of June 30
                                         available August 24)



     Selective Disclosures



     SELECTIVE DISCLOSURE - TO INSURANCE COMPANIES. The Policy permits AIM to disclose Fund Portfolio Holdings Information to Insurance Companies, upon request/on a selective basis, up to five days prior to the scheduled release dates of such information to allow the Insurance Companies to post the information on their websites at approximately the same time that AIM posts the same information. The Policy incorporates the Board's determination that selectively disclosing portfolio holdings information to facilitate an Insurance Company's dissemination of the information on its website is a legitimate business purpose of the Funds. Insurance Companies that wish to receive such portfolio holdings information in advance must sign a non-disclosure agreement requiring them to maintain the confidentiality of the information until the later of five business days or the scheduled release dates and to refrain from using that information to execute transactions in securities. AIM does not post the portfolio holdings of the Funds to its website. Not all insurance companies that receive Fund portfolio holdings information provide such information on their websites. To obtain information about Fund portfolio holdings, please contact the life insurance company that issued your variable annuity or variable life insurance policy.



     SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS PURSUANT TO NON-DISCLOSURE AGREEMENT. Employees of AIM and its affiliates may disclose non-public full portfolio holdings on a selective basis only if the Internal Compliance Controls Committee (the "ICCC") of A I M Management Group Inc. ("AIM Management") approves the parties to whom disclosure of non-public full portfolio holdings will be made. The ICCC must determine that the proposed selective disclosure will be made for legitimate business purposes of the applicable Fund and address any perceived conflicts of interest between shareholders of such Fund and AIM or its affiliates as part of granting its approval.



     The Board exercises continuing oversight of the disclosure of Fund portfolio holdings by (1) overseeing the implementation and enforcement of the Holdings Disclosure Policy and the AIM Funds Code of Ethics by the Chief Compliance Officer (or her designee) of AIM and the AIM Funds and (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940, as amended) that may arise in connection with the Holdings Disclosure Policy. Pursuant to the Holdings Disclosure Policy, the Board reviews the types of situations in which AIM provides selective disclosure and approves situations involving perceived conflicts of interest between shareholders of the applicable Fund and AIM or its affiliates brought to the Board's attention by AIM.



     AIM discloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the AIM Funds:



     -    Attorneys and accountants;



     -    Securities lending agents;



     -    Lenders to the AIM Funds;



     -    Rating and rankings agencies;



     -    Persons assisting in the voting of proxies;



     -    AIM Funds' custodians;



     - The AIM Funds' transfer agent(s) (in the event of a redemption in kind);



     - Pricing services, market makers, or other persons who provide systems or software support in connection with AIM Funds' operations (to determine the price of securities held by an AIM Fund);



     -    Financial printers;



     - Brokers identified by the AIM Funds' portfolio management team who provide execution and research services to the team; and



     - Analysts hired to perform research and analysis to the AIM Funds' portfolio management team.



     In many cases, AIM will disclose current portfolio holdings on a daily basis to these persons. In these situations, AIM has entered into non-disclosure agreements which provide that the recipient of the portfolio holdings will maintain the confidentiality of such portfolio holdings and will not trade on such information ("Non-Disclosure Agreements"). Please refer to Appendix B for a list of examples of persons to whom AIM provides non-public portfolio holdings on an ongoing basis.

     AIM will also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over AIM and its affiliates or the Funds.



     The Holdings Disclosure Policy provides that AIM will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in any Fund or other mutual fund or account managed by AIM or one of its affiliates) for the selective disclosure of portfolio holdings information.



     DISCLOSURE OF CERTAIN PORTFOLIO HOLDINGS AND RELATED INFORMATION WITHOUT NON-DISCLOSURE AGREEMENT. AIM and its affiliates that provide services to the Funds, and the Funds' subadvisors, if applicable, and each of their employees may receive or have access to portfolio holdings as part of the day-to-day operations of the Funds.



     From time to time, employees of AIM and its affiliates may express their views orally or in writing on one or more of the Funds' portfolio securities or may state that a Fund has recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since a Fund's most recent quarter-end and therefore may not be reflected on the list of the Fund's most recent quarter-end portfolio holdings. Such views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Funds. The nature and content of the views and statements provided to each of these persons may differ.



     From time to time, employees of AIM and its affiliates also may provide oral or written information ("portfolio commentary") about a Fund, including, but not limited to, how the Fund's investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. AIM may also provide oral or written information ("statistical information") about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about a Fund may be based on the Fund's portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.



     DISCLOSURE OF PORTFOLIO HOLDINGS BY TRADERS. Additionally, employees of AIM and its affiliates may disclose one or more of the portfolio securities of a Fund when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the Funds' portfolio securities. AIM does not enter into formal Non-Disclosure Agreements in connection with these situations; however, the Funds would not continue to conduct business with a person who AIM believed was misusing the disclosed information.


                             MANAGEMENT OF THE TRUST


BOARD OF TRUSTEES


     The overall management of the business and affairs of the Funds and the Trust is vested in the Board. The Board approves all significant agreements between the Trust, on behalf of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of the Funds are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the Funds and to the general supervision of the Board. Certain trustees and officers of the Trust are affiliated with AIM and AIM Management, the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.


MANAGEMENT INFORMATION



     The trustees and officers of the Trust, their principal occupations during the last five years and certain other information concerning them are set forth in Appendix C.


     The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Market Timing Litigation Committee.


     The members of the Audit Committee are Bob R. Baker, James T. Bunch, Edward
K. Dunn, Jr. (Chair), Lewis F. Pennock, Dr. Larry Soll, Dr. Prema Mathai-Davis, Raymond Stickel, Jr. and Ruth H. Quigley (Vice Chair). The Audit Committee's primary purposes are to: (i) assist the Board in oversight of the independent registered public accountant's qualifications, independence and performance;
(ii) appoint independent registered public accountants for the Funds; (iii) to the extent required by Section 10A(h) and (i) of the Exchange Act, to pre-approve all permissible non-audit services that are provided to Funds by their independent registered public accountants; (iv) pre-approve, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Funds' independent registered public accountants to the Funds' investment adviser and certain other affiliated entities; (v) to oversee the financial reporting process for the Funds; (vi) the extent required by Regulation 14A under the Exchange Act, to prepare an audit committee report for inclusion in any proxy statement issued by a Fund; (vii) assist the Board's oversight of the performance of the Funds' internal audit function to the extent an internal audit function exists; (viii) assist the Board's oversight of the integrity of the Funds' financial statements; and (ix) assist the Board's oversight of the Funds' compliance with legal and regulatory requirements. During the fiscal year ended December 31, 2005, the Audit Committee held [eight] meetings.


     The members of the Compliance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden (Vice Chair) and Mr. Dunn. The Compliance Committee is responsible for: (i) recommending to the Board and the independent trustees the appointment, compensation and removal of the Funds' Chief Compliance Officer; (ii) recommending to the independent trustees the appointment, compensation and removal of the Funds' Senior Officer appointed pursuant to the terms of the Assurances of Discontinuance entered into by the New York Attorney General, AIM and INVESCO Funds Group, Inc. ("IFG"); (iii) recommending to the independent trustees the appointment and removal of AIM's independent Compliance Consultant (the "Compliance Consultant") and reviewing the report prepared by the Compliance Consultant upon its compliance review of AIM (the "Report") and any objections made by AIM with respect to the Report;
(iv) reviewing any report prepared by a third party who is not an interested person of AIM, upon the conclusion by such third party of a compliance review of AIM; (v) reviewing all reports on compliance matters from the Funds' Chief Compliance Officer, (vi) reviewing all recommendations made by the Senior Officer regarding AIM's compliance procedures, (vii) reviewing all reports from the Senior Officer of any violations of state and federal securities laws, the Colorado Consumer Protection Act, or breaches of AIM's fiduciary duties to Fund shareholders and of AIM's Code of Ethics; (viii) overseeing all of the compliance policies and procedures of the Funds and their service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (ix) from time to time, reviewing certain matters related to redemption fee waivers and recommending to the Board whether or not to approve such matters; (x) receiving and reviewing quarterly reports on the activities of AIM's Internal Compliance Controls Committee; (xi) reviewing all reports made by AIM's Chief Compliance Officer;
(xii) reviewing and recommending to the independent trustees whether to approve procedures to investigate matters brought to the attention of AIM's ombudsman;
(xiii) risk management oversight with respect to the Funds and, in connection therewith, receiving and overseeing risk management reports from AMVESCAP PLC that are applicable to the Funds or their service providers; and (xi) overseeing potential conflicts of interest that are reported to the Compliance Committee by AIM, the Chief Compliance Officer, the Senior

Officer and/or the Compliance Consultant. During the fiscal year ended December 31, 2005, the Compliance Committee held [two] meetings.



     The members of the Governance Committee are Messrs. Baker, Bayley, Crockett, Dowden (Chair) and Jack M. Fields (Vice Chair). The Governance Committee is responsible for: (i) nominating persons who will qualify as independent trustees for (a) election as trustees in connection with meetings of shareholders of the Funds that are called to vote on the election of trustees,
(b) appointment by the Board as trustees in connection with filling vacancies that arise in between meetings of shareholders; (ii) reviewing the size of the Board, and recommending to the Board whether the size of the Board shall be increased or decreased; (iii) nominating the Chair of the Board; (iv) monitoring the composition of the Board and each committee of the Board, and monitoring the qualifications of all trustees; (v) recommending persons to serve as members of each committee of the Board (other than the Compliance Committee), as well as persons who shall serve as the chair and vice chair of each such committee; (vi) reviewing and recommending the amount of compensation payable to the independent trustees; (vii) overseeing the selection of independent legal counsel to the independent trustees; (viii) reviewing and approving the compensation paid to independent legal counsel and other advisers, if any, to the Audit Committee of the Board; (ix) reviewing and approving the compensation paid to counsel and other advisers, if any, to the Audit Committee of the Board; and (x) reviewing as they deem appropriate administrative and/or logistical matters pertaining to the operations of the Board.



     The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended December 31, 2005, the Governance Committee held [seven] meetings.


     Notice procedures set forth in the Trust's bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.


     The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Chair), Bunch, Crockett, Dowden , Dunn, Fields, Carl Frischling, Robert
H. Graham, Pennock, Soll, Stickel, Mark H. Williamson and Dr. Mathai-Davis (Vice Chair) and Miss Quigley (Vice Chair). The Investments Committee's primary purposes are to: (i) assist the Board in its oversight of the investment management services provided by AIM as well as any sub-advisers; and (ii) review and approve all proposed advisory, sub-advisory and distribution arrangements for the Funds, as well to review and approve the continuance of all such existing arrangements. During the fiscal year ended December 31, 2005, the Investments Committee held [eight] meetings.


     The Investments Committee has established three Sub-Committees. The Sub-Committees are responsible for: (i) reviewing the performance, fees and expenses of the Funds that have been assigned to a particular Sub-Committee (for each Sub-Committee, the "Designated Funds"), unless the Investments Committee takes such action directly; (ii) reviewing with the applicable portfolio managers from time to time the investment objective(s), policies, strategies and limitations of the Designated Funds; (iii) evaluating the investment advisory, sub-advisory and distribution arrangements in effect or proposed for the Designated Funds, unless the Investments Committee takes such action directly;
(iv) being familiar with the registration statements and periodic shareholder reports applicable to their Designated Funds; and (v) such other investment-related matters as the Investments Committee may delegate to the Sub-Committee from time to time.


     The members of the Valuation Committee are Messrs. Bunch, Pennock (Vice Chair), Soll, Williamson and Miss Quigley (Vice Chair). The Valuation Committee is responsible for: (i) developing a sufficient knowledge of the valuation process and of AIM's Procedures for Valuing Securities (Pricing Procedures) (the "Pricing Procedures") in order to carry out their responsibilities; (ii) periodically reviewing information provided by AIM or other advisors regarding industry developments in connection with valuation and pricing, and making recommendations to the Board with respect to the Pricing Procedures based upon such review; (iii) reviewing the reports described in the Pricing Procedures and other information from AIM regarding fair value determinations made pursuant to the Pricing Procedures by AIM's internal valuation committee, and reporting to and making recommendations to the Board in connection with such reports; (iv) receiving the reports of AIM' internal valuation committee requesting approval of any changes to pricing vendors or pricing methodologies as required by the Pricing Procedures, receiving the annual report of AIM evaluating the pricing vendors, and approving changes to pricing vendors and pricing methodologies as provided in the Pricing Procedures and recommending the pricing vendors for approval by the Board annually; (v) upon request of AIM, assisting AIM's internal valuation committee and/or the Board in resolving particular fair valuation issues; (vi) receiving any reports of concerns by AIM's internal valuation committee regarding actual or potential conflicts of interest by investment personnel or others that could color their input or recommendations regarding pricing issues, and receiving information from AIM disclosing differences between valuation and pricing procedures used for the Funds and private funds, if any, advised by AIM for which AIM Fund Administration has exclusive accounting responsibility, and the reasons for such differences; and (vii) in each of the foregoing areas, making regular reports to the Board. During the fiscal year ended December 31, 2005, the Valuation Committee held [one] meeting.



     The members of the Special Market Timing Litigation Committee are Messrs. Crockett, Dowden (Vice Chair) and Dunn. The Special Market Timing Litigation Committee is responsible: (i) for receiving reports from time to time from management, counsel for management, counsel for the Funds and special counsel for the independent trustees, as applicable, related to (a) the civil lawsuits, including purported class action and shareholder derivative suits, that have been filed against the Funds concerning alleged excessive short term trading in shares of the Funds ("market timing") and (b) the civil enforcement actions and investigations related to market timing activity in the Funds that were settled with certain regulators, including without limitation the SEC, the New York Attorney General and the Colorado Attorney General, and for recommending to the independent trustees what actions, if any, should be taken by the Funds in light of all such reports; (ii) for overseeing the investigation(s) on behalf of the independent trustees by special counsel for the independent trustees and the independent trustees' financial expert of market timing activity in the Funds, and for recommending to the independent trustees what actions, if any, should be taken by the Funds in light of the results of such investigation(s); (iii) for
(a) reviewing the methodology developed by AIM's Independent Distribution Consultant (the "Distribution Consultation") for the monies ordered to be paid under the settlement order with the SEC, and making recommendations to the independent trustees as to the acceptability of such methodology and (b) recommending to the independent trustees whether to consent to any firm with which the Distribution Consultant is affiliated entering into any employment, consultant, attorney-client, auditing or other professional relationship with AIM, or any of its present or former affiliates, directors, officers, employees or agents acting in their capacity as such for the period of the Distribution Consultant's engagement and for a period of two years after the engagement; and
(iv) for taking reasonable steps to ensure that any Fund which the Special Market Timing Litigation Committee determines was harmed by improper market timing activity receives what the Special Market Timing Litigation Committee deems to be full restitution. During the fiscal year ended December 31, 2005, the Special Market Timing Litigation Committee held [eight] meetings.



TRUSTEE OWNERSHIP OF FUND SHARES



     The dollar range of equity securities beneficially owned by each trustee
(i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustees in the AIM Funds Complex is set forth in Appendix C.



     [Factors considered in approving the Investment Advisory Agreement and Sub-Advisory Agreement]

COMPENSATION


     Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component. The Chair of the Board and Chairs and Vice Chairs of certain committees receive additional compensation for their services.


     Information regarding compensation paid or accrued for each trustee of the Trust who is not affiliated with AIM during the year ended December 31, 2005 is found in Appendix D.


     Retirement Plan For Trustees


     The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM.



     The trustees have also adopted a retirement policy that permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.



     Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. Effective January 1, 2006, for retirement after December 31, 2005, the retirement benefits will equal 75% of the trustee's annual retainer paid to or accrued by any Covered Fund for such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The amount of benefits does not include additional compensation paid for Board meeting fees or compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain committees, whether such amounts are paid directly to the Trustee or deferred. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of (i) sixteen years or (ii) the number of such trustee's credited years of service. If a trustee dies prior to receiving the full amount of retirement benefits, the remaining payments will be made to the deceased trustee's designated beneficiary for the same length of time that the trustee would have received the payments based on his or her service. A trustee must have attained the age of 65 (60 in the event of death or disability) to receive any retirement benefit. A trustee may make an irrevocable election to receive retirement benefits prior to age 72, subject to a reduction for early payment.


     Deferred Compensation Agreements


     Messrs. Crockett, Dunn, Fields, Frischling and Drs. Mathai-Davis and Soll (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account and deemed to be invested in one or more AIM Funds selected by the Deferring Trustee. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. With respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

CODES OF ETHICS



     AIM, the Trust, A I M Distributors, Inc. ("AIM Distributors"), INVESCO Global Asset Management (N.A.), Inc. and INVESCO Institutional (N.A.), Inc. have each adopted a Code of Ethics governing, as applicable, personal trading activities of all trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading, including personal trading in most of the funds within The AIM Family of Funds Registered Trademark ("affiliated funds"). Personal trading, including personal trading involving securities that may be purchased or held by a Fund and in affiliated funds, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or her designee and to report all transactions on a regular basis.



PROXY VOTING POLICIES



     The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund (except AIM V.I. Real Estate Fund) to the Fund's investment advisor. The Board has delegated responsibility for decisions regarding proxy voting for securities held by AIM V.I. Real Estate Fund to the Fund's investment sub-advisor. The investment advisor or sub-advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board, and which are found in Appendix E.


     Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of each Fund's proxy voting record.


     Information regarding how the Funds voted proxies related to its portfolio securities during the 12 months ended December 31, 2005 is available at our Website, http://www.aiminvestments.com. This information is also available at the SEC Website, http://www.sec.gov.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


     Information about the ownership of each class of each Fund's shares by certain beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix F. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR


     AIM, the Funds' investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 200 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP. AMVESCAP and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.


     As investment advisor, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. The Investment Advisory Agreement provides that, in fulfilling its responsibilities, AIM may engage the services of other investment managers with respect to one or more of the Funds.

     AIM is also responsible for furnishing to the Funds, at AIM's expense, the services of persons believes to be competent to perform all supervisory and administrative services required by the Funds, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

     The Advisory Agreement provides that the Fund will pay or cause to be paid all expenses of the Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

     AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

     Pursuant to the Advisory Agreement with the Trust, AIM receives a monthly fee from each Fund calculated at the annual rates indicated in the second column below, based on the average daily net assets of each Fund during the year.

     Effective January 1, 2005, the advisor has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by each Fund do not exceed the maximum advisory fee rate set forth in the third column below. The maximum advisory fee rates are effective through the Committed Until Date set forth in the fourth column.


                                                                                                                MAXIMUM ADVISORY FEE
                                ANNUAL RATE/NET ASSETS PER ADVISORY        MAXIMUM ADVISORY FEE RATE AFTER         RATES COMMITTED
         FUND NAME                           AGREEMENT                             JANUARY 1, 2005                   UNTIL DATE
         ---------           ----------------------------------------   -------------------------------------   --------------------
AIM V.I. Aggressive Growth            0.80% of the first $150 million         0.75% of the first $150 million        12/31/2009
Fund                                 0.625% of the next $4.85 billion        0.625% of the next $4.85 billion
                                         0.60% of the next $5 billion            0.60% of the next $5 billion
                             0.575% of the excess over $10 billion(1)   0.575% of the excess over $10 billion

AIM V.I. Basic Balanced               0.75% of the first $150 million         0.62% of the first $150 million        12/31/2009
Fund                                  0.50% of the next $4.85 billion         0.50% of the next $4.85 billion
                                        0.475% of the next $5 billion           0.475% of the next $5 billion
                              0.45% of the excess over $10 billion(1)    0.45% of the excess over $10 billion

AIM V.I. Basic Value Fund            0.725% of the first $500 million        0.695% of the first $250 million        12/31/2009
                                       0.70% of the next $500 million          0.67% of the next $250 million
                                      0.675% of the next $500 million         0.645% of the next $500 million
                                0.65% of the excess over $1.5 billion          0.62% of the next $1.5 billion
                                                                              0.595% of the next $2.5 billion
                                                                               0.57% of the next $2.5 billion
                                                                              0.545% of the next $2.5 billion
                                                                         0.52% of the excess over $10 billion

                                                                                                                MAXIMUM ADVISORY FEE
                                ANNUAL RATE/NET ASSETS PER ADVISORY        MAXIMUM ADVISORY FEE RATE AFTER         RATES COMMITTED
         FUND NAME                           AGREEMENT                             JANUARY 1, 2005                   UNTIL DATE
         ---------           ----------------------------------------   -------------------------------------   --------------------
                                      0.75% of the first $350 million        0.695% of the first $250 million        12/31/2009
AIM V.I. Blue Chip Fund              0.625% of the next $4.65 billion          0.67% of the next $250 million
                                         0.60% of the next $5 billion         0.645% of the next $500 million
                             0.575% of the excess over $10 billion(1)          0.62% of the next $1.5 billion
                                                                              0.595% of the next $2.5 billion
                                                                               0.57% of the next $2.5 billion
                                                                              0.545% of the next $2.5 billion
                                                                         0.52% of the excess over $10 billion

AIM V.I. Capital                      0.65% of the first $250 million        0.695% of the first $250 million        06/30/2006
Appreciation Fund                     0.60% of the next $4.75 billion          0.67% of the next $250 million
                                        0.575% of the next $5 billion         0.645% of the next $500 million
                              0.55% of the excess over $10 billion(1)          0.62% of the next $1.5 billion
                                                                              0.595% of the next $2.5 billion
                                                                               0.57% of the next $2.5 billion
                                                                              0.545% of the next $2.5 billion
                                                                         0.52% of the excess over $10 billion

AIM V.I. Capital                      0.75% of the first $350 million        0.745% of the first $250 million        06/30/2006
Development Fund                     0.625% of the next $4.65 billion          0.73% of the next $250 million
                                         0.60% of the next $5 billion         0.715% of the next $500 million
                             0.575% of the excess over $10 billion(1)          0.70% of the next $1.5 billion
                                                                              0.685% of the next $2.5 billion
                                                                               0.67% of the next $2.5 billion
                                                                              0.655% of the next $2.5 billion
                                                                         0.64% of the excess over $10 billion

AIM V.I. Core Equity Fund             0.65% of the first $250 million        0.695% of the first $250 million        06/30/2006
                                      0.60% of the next $4.75 billion          0.67% of the next $250 million
                                        0.575% of the next $5 billion         0.645% of the next $500 million
                              0.55% of the excess over $10 billion(1)          0.62% of the next $1.5 billion
                                                                              0.595% of the next $2.5 billion
                                                                               0.57% of the next $2.5 billion
                                                                              0.545% of the next $2.5 billion
                                                                         0.52% of the excess over $10 billion

AIM V.I. Core Stock Fund            0.75% of average daily net assets        0.695% of the first $250 million        12/31/2009
                                                                               0.67% of the next $250 million
                                                                              0.645% of the next $500 million
                                                                               0.62% of the next $1.5 billion
                                                                              0.595% of the next $2.5 billion
                                                                               0.57% of the next $2.5 billion
                                                                            000.545% of the next $2.5 billion
                                                                         0.52% of the excess over $10 billion

AIM V.I. Demographic                    0.77% of the first $2 billion        0.695% of the first $250 million        12/31/2009
Trends Fund                              0.72% of the next $3 billion          0.67% of the next $250 million
                                        0.695% of the next $5 billion         0.645% of the next $500 million
                              0.67% of the excess over $10 billion(1)          0.62% of the next $1.5 billion
                                                                              0.595% of the next $2.5 billion
                                                                               0.57% of the next $2.5 billion
                                                                              0.545% of the next $2.5 billion
                                                                         0.52% of the excess over $10 billion

                                                                                                                MAXIMUM ADVISORY FEE
                                ANNUAL RATE/NET ASSETS PER ADVISORY        MAXIMUM ADVISORY FEE RATE AFTER         RATES COMMITTED
         FUND NAME                           AGREEMENT                             JANUARY 1, 2005                   UNTIL DATE
         ---------           ----------------------------------------   -------------------------------------   --------------------
AIM V.I. Dynamics Fund              0.75% of average daily net assets        0.745% of the first $250 million        06/30/2006
                                                                               0.73% of the next $250 million
                                                                              0.715% of the next $500 million
                                                                               0.70% of the next $1.5 billion
                                                                              0.685% of the next $2.5 billion
                                                                               0.67% of the next $2.5 billion
                                                                              0.655% of the next $2.5 billion
                                                                         0.64% of the excess over $10 billion

AIM V.I. Diversified                 0.695% of the first $250 million                      N/A                           N/A
Dividend Fund                          0.67% of the next $250 million
                                      0.645% of the next $500 million
                                       0.62% of the next $1.5 billion
                                      0.595% of the next $2.5 billion
                                       0.57% of the next $2.5 billion
                                      0.545% of the next $2.5 billion
                                 0.52% of the excess over $10 billion

AIM V.I. Diversified                  0.60% of the first $250 million                      N/A                           N/A
Income Fund                     0.55% of the excess over $250 million

AIM V.I. Financial                  0.75% of average daily net assets         0.75% of the first $250 million        06/30/2006
Services Fund                                                                  0.74% of the next $250 million
                                                                               0.73% of the next $500 million
                                                                               0.72% of the next $1.5 billion
                                                                               0.71% of the next $2.5 billion
                                                                               0.70% of the next $2.5 billion
                                                                               0.69% of the next $2.5 billion
                                                                          0.68% of the excess over$10 billion

AIM V.I. Global Equity                0.80% of the first $250 million                      N/A                           N/A
Fund                                   0.78% of the next $250 million
                                       0.76% of the next $500 million
                                       0.74% of the next $1.5 billion
                                       0.72% of the next $2.5 billion
                                       0.70% of the next $2.5 billion
                                       0.68% of the next $2.5 billion
                                 0.66% of the excess over $10 billion

AIM V.I. Global Health              0.75% of average daily net assets         0.75% of the first $250 million        06/30/2006
Care Fund                                                                      0.74% of the next $250 million
                                                                               0.73% of the next $500 million
                                                                               0.72% of the next $1.5 billion
                                                                               0.71% of the next $2.5 billion
                                                                               0.70% of the next $2.5 billion
                                                                               0.69% of the next $2.5 billion
                                                                         0.68% of the excess over $10 billion

AIM V.I. Government                   0.50% of the first $250 million                      N/A                           N/A
Securities Fund                 0.45% of the excess over $250 million

                                                                                                               MAXIMUM ADVISORY FEE
                                       ANNUAL RATE/NET ASSETS PER              MAXIMUM ADVISORY FEE RATE          RATES COMMITTED
           FUND NAME                       ADVISORY AGREEMENT                    AFTER JANUARY 1, 2005              UNTIL DATE
           ---------            ---------------------------------------  ------------------------------------  --------------------
AIM V.I. Growth Fund            0.65% of the first $250 million          0.695% of the first $250 million           06/30/2006
                                0.60% of the next $4.75 billion          0.67% of the next $250 million
                                0.575% of the next $5 billion            0.645% of the next $500 million
                                0.55% of the excess over $10 billion(1)  0.62% of the next $1.5 billion
                                                                         0.595% of the next $2.5 billion
                                                                         0.57% of the next $2.5 billion
                                                                         0.545% of the next $2.5 billion
                                                                         0.52% of the excess over $10 billion

AIM V.I. High Yield Fund        0.625% of the first $200 million                          N/A                           N/A
                                0.55% of the next $300 million
                                0.50% of the next $500 million
                                0.45% of the excess over $1 billion

AIM V.I. International Core     0.935% of the first $250 million                          N/A                           N/A
Equity Fund                     0.91% of the next $250 million
                                0.885% f the next $500 million
                                0.86% of the next $1.5 billion
                                0.835% of the next $2.5 billion
                                0.81% of the next $2.5 billion
                                0.785% of the next $2.5 billion
                                0.76% of the excess over $10 billion

AIM V.I. International Growth   0.75% of the first $250 million          The current advisory fee schedule          06/30/2006
Fund                            0.70% of the next $4.75 billion          is lower than the uniform fee
                                0.675% of the next $5 billion            schedule at all asset levels.
                                0.65% of the excess over $10 billion(1)

AIM V.I. Large Cap Growth Fund  0.75% of the first $1 billion            0.695% of the first $250 million           06/30/2006
                                0.70% of the next $1 billion             0.67% of the next $250 million
                                0.625% of the excess over $2 billion     0.645% of the next $500 million
                                                                         0.62% of the next $1.5 billion
                                                                         0.595% of the next $2.5 billion
                                                                         0.57% of the next $2.5 billion
                                                                         0.545% of the next $2.5 billion
                                                                         0.52% of the excess over $10 billion

AIM V.I. Leisure Fund           0.75% of average daily net assets        0.75% of the first $250 million            06/30/2006
                                                                         0.74% of the next $250 million
                                                                         0.73% of the next $500 million
                                                                         0.72% of the next $1.5 billion
                                                                         0.71% of the next $2.5 billion
                                                                         0.70% of the next $2.5 billion
                                                                         0.69% of the next $2.5 billion
                                                                         0.68% of the excess over $10 billion

AIM V.I. Mid Cap Core Equity    0.725% of the first $500 million         The current advisory fee schedule          06/30/2006
Fund                            0.70% of the next $500 million           is lower than the uniform fee
                                0.675% of the next $500 million          schedule at all asset levels.
                                0.65% of the excess over $1.5 billion

AIM V.I. Money Market Fund      0.40% of the first $250 million                           N/A                           N/A
                                0.35% of the excess over $250 million

                                                                                                               MAXIMUM ADVISORY FEE
                                       ANNUAL RATE/NET ASSETS PER              MAXIMUM ADVISORY FEE RATE          RATES COMMITTED
           FUND NAME                       ADVISORY AGREEMENT                    AFTER JANUARY 1, 2005              UNTIL DATE
           ---------            ---------------------------------------  ------------------------------------  --------------------
AIM V.I. Premier Equity Fund    0.65% of the first $250 million          0.695% of the first $250 million           06/30/2006
                                0.60% of the next $4.75 billion          0.67% of the next $250 million
                                0.575% of the next $5 billion            0.645% of the next $500 million
                                0.55% of the excess over $10 billion(1)  0.62% of the next $1.5 billion
                                                                         0.595% of the next $2.5 billion
                                                                         0.57% of the next $2.5 billion
                                                                         0.545% of the next $2.5 billion
                                                                         0.52% of the excess over $10 billion

AIM V.I. Real Estate Fund       0.90% of average daily net assets        0.75% of the first $250 million            06/30/2006
                                                                         0.74% of the next $250 million
                                                                         0.73% of the next $500 million
                                                                         0.72% of the next $1.5 billion
                                                                         0.71% of the next $2.5 billion
                                                                         0.70% of the next $2.5 billion
                                                                         0.69% of the next $2.5 billion
                                                                         0.68% of the excess over $10 billion

AIM V.I. Small Cap Equity Fund  0.85% of average daily net assets        0.745% of the first $250 million           06/30/2006
                                                                         0.73% of the next $250 million
                                                                         0.715% of the next $500 million
                                                                         0.70% of the next $1.5 billion
                                                                         0.685% of the next $2.5 billion
                                                                         0.67% of the next $2.5 billion
                                                                         0.655% of the next $2.5 billion
                                                                         0.64% of the excess over $10 billion

AIM V.I. Small Company Growth   0.75% of average daily net assets        0.745% of the first $250 million           06/30/2006
Fund                                                                     0.73% of the next $250 million
                                                                         0.715% of the next $500 million
                                                                         0.70% of the next $1.5 billion
                                                                         0.685% of the next $2.5 billion
                                                                         0.67% of the next $2.5 billion
                                                                         0.655% of the next $2.5 billion
                                                                         0.64% of the excess over $10 billion

AIM V.I. Technology Fund        0.75% of average daily net assets        0.75% of the first $250 million            06/30/2006
                                                                         0.74% of the next $250 million
                                                                         0.73% of the next $500 million
                                                                         0.72% of the next $1.5 billion
                                                                         0.71% of the next $2.5 billion
                                                                         0.70% of the next $2.5 billion
                                                                         0.69% of the next $2.5 billion
                                                                         0.68% of the excess over $10 billion

AIM V.I. Utilities Fund         0.60% of average daily net assets        The current advisory fee schedule is       06/30/2006
                                                                         lower than the uniform fee schedule
                                                                         at all asset levels.


(1) AIM has voluntarily agreed to waive advisory fees payable by the Fund in an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion.

     AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year.

Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

     AIM has voluntarily agreed to waive a portion of advisory fees payable to each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board. See "Description of the Funds and Their Investments and Risks - Investment Strategies and Risks - Other Investments - Other Investment Companies."


     [AIM has contractually agreed through April 30, 2006, to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board, and increases in expenses due to expense offset arrangements, if any) for Series I shares of each Fund (except AIM V.I. High Yield Fund) to the extent necessary to limit Series I shares total annual fund operating expenses to 1.30%. Such contractual fee waivers or reductions may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM and the Fund.]



     [AIM has contractually agreed through April 30, 2006, to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund mergers and reorganization expenses, extraordinary items, including other items designated as such by the Board, and increases in expenses due to expense offset arrangements, if any) for Series I shares of AIM V.I. High Yield Fund to the extent necessary to limit Series I shares total annual fund operating expenses to 1.05%.]



INVESTMENT SUB-ADVISORS



     AIM has entered into a Sub-Advisory contract with INVESCO Global Asset Management (N.A.), Inc. ("IGAM") (a "Sub-Advisor") to provide investment sub-advisory services to AIM V.I. International Core Equity Fund, and has entered into a Sub-Advisory contract with INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional") (a "Sub-Advisor") to provide investment sub-advisory services to AIM V.I. Real Estate Fund.



     Both IGAM and INVESCO Institutional are registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). INVESCO Institutional is responsible for AIM V.I. Real Estate Fund's day to day management, including the Fund's investment decisions and the execution of securities transactions, with respect to the Fund. IGAM provides investment supervisory services on both discretionary and non-discretionary bases to pension and profit sharing plans, endowments and educational institutions, investment companies, insurance companies, and individuals and personal holding companies. IGAM and INVESCO Institutional are an affiliate of AIM.



     For the services to be rendered by IGAM under its Master Sub-Advisory Contract, the Advisor will pay to the Sub-Advisor a fee which will be computed daily and paid as of the last day of each month on the basis of the Fund's daily net asset value, using for each daily calculation the most recently determined net asset value of the Fund.. On an annual basis, the subadvisory fee is equal to 40% of the Advisor's compensation on the sub-advised assets per year.


     For the services to be rendered by INVESCO Institutional under its Sub-Advisory Contract with respect to AIM V.I. Real Estate Fund, AIM will pay a sub-advisory fee computed daily and paid monthly, at the rate of 40% of AIM's compensation on the sub-advised assets per year, on or before the last day of the next succeeding calendar month.


     Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor to the AIM V.I. Real Estate Fund.



     Prior to April 30, 2004, INVESCO served as investment advisor to the VIF Funds. During the periods indicated in Appendix G, the VIF Funds paid AIM (INVESCO prior to April 30, 2004) advisory fees in the dollar amounts shown. If applicable, the advisory fees were offset by credits in the amounts shown below, so that the Funds' fees were not in excess of the expense limitations shown, which have been voluntarily agreed to by the Trust and INVESCO.



     The management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund for the last three fiscal years ended December 31 are found in Appendix G.



     Prior to April 30, 2004, INVESCO served as investment advisor to the predecessor to the AIM V.I. Real Estate Fund. During periods outlined in Appendix G, AIM V.I. Real Estate Fund paid INVESCO advisory fees in the dollar amounts shown. If applicable, the advisory fees were offset by credits in the amounts shown in Appendix G, so that the AIM V.I. Real Estate Fund's fees were not in excess of the expense limitations shown, which have been voluntarily agreed to by the Trust and INVESCO. Prior to April 30, 2004, INVESCO Institutional served as sub-advisor to the predecessor to the AIM V.I. Real Estate Fund under a prior agreement.



PORTFOLIO MANAGERS



     Appendix H contains the following information regarding the portfolio managers identified in each Fund's prospectus:


          -    The dollar range of the manager's investments in each Fund.

          -    A description of the manager's compensation structure.

          - Information regarding other accounts managed by the manager and potential conflicts of interest that might arise from the management of multiple accounts.


SECURITIES LENDING ARRANGEMENTS


     If a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The Advisory Agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

     AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.


SERVICE AGREEMENTS


     ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the Advisory Agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services. In addition, AIM contracts with Participating Insurance Companies to provide certain services related to operations of the Trust. These services may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing Contract owners; the maintenance of master accounts; the facilitation of purchases and redemptions requested by Contract owners; and the servicing of Contract owner accounts.

     Each Participating Insurance Company negotiates the fees to be paid for the provision of these services. The cost of providing the services and the overall package of services provided may vary from one Participating Insurance Company to another. AIM does not make an independent assessment of the cost of providing such services.


     Effective May 1, 1998, the Funds agreed to reimburse AIM for its costs in paying the Participating Insurance Companies that provide these services, currently subject to an annual limit of 0.25% of the average net assets invested in each Fund by each Participating Insurance Company. Any amounts paid by AIM to a Participating Insurance Company in excess of 0.25% of the average net assets invested in each Fund are paid by AIM out of its own financial resources.



     AIM is entitled to reimbursement by a VIF Fund for any fees waived pursuant to expense limitation commitments between AIM and the VIF Funds if such reimbursement does not cause the Fund to exceed the current expense limitations and the reimbursement is made within three years after AIM incurred the expense.



     INVESCO served as the VIF Funds' administrative services agent until April 30, 2004. Administrative services fees paid to AIM by each Fund for the last three fiscal years ended December 31 are found in Appendix I.



OTHER SERVICE PROVIDERS



     TRANSFER AGENT. AIM Investment Services, Inc. ("AIS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a wholly owned subsidiary of AIM, is the Trust's transfer agent.



     The Transfer Agency and Service Agreement (the "TA Agreement") between the Trust and AIS provides that AIS will perform certain shareholder services for the Funds. The TA Agreement provides that AIS will receive a per trade fee plus out-of-pocket expenses to process orders for purchases, and redemptions of shares; prepare and transmit payments for dividends and distributions declared by the Funds; and maintain shareholder accounts.


     CUSTODIANS. State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds (except AIM V.I. Money Market Fund). The Bank of New York, 2 Hanson Place, Brooklyn, New York 11217-1431, is custodian of all securities and cash of AIM V.I. Money Market Fund.

     The Custodians are authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities depositories in a country. The Custodian is responsible for monitoring eligible foreign securities depositories.

     Under their contract with the Trust, the Custodians maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.


     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The Funds' independent registered public accounting firm is responsible for auditing the financial statements of the Funds. The Audit Committee of the Board has appointed [Auditor's Name and Address], as the independent registered public accounting firm to audit the financial statements of the Funds. Such appointment was ratified and approved by the Board.


     COUNSEL TO THE TRUST. Foley & Lardner, LLP, Washington, D.C., has advised the Trust on certain federal securities law matters.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

     The Sub-advisor has adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. Unless specifically noted, the Sub-Advisor's procedures do not materially differ from AIM's procedures as set forth below.

     Since purchases and sales of portfolio securities by the AIM V.I. Money Market Fund are usually principal transactions, the Fund incurs little or no brokerage commissions.


BROKERAGE TRANSACTIONS


     AIM or the Sub-advisor makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.

     Purchases and sales of portfolio securities for AIM V.I. Diversified Income Fund, AIM V.I. Government Securities Fund and AIM V.I. Money Market Fund are generally transacted with the issuer or a primary market maker. In addition, some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks.

     Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.


     Brokerage commissions paid by each of the Funds during the last three fiscal years ended December 31, are found in Appendix J.



COMMISSIONS



     [During the last three fiscal years ended December 31, none of the Funds paid brokerage commissions to brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.]


     The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to certain other AIM Funds or accounts (and may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of Directors/Trustees of the various

AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.


BROKERAGE SELECTION


     Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." In addition, the services provided by a broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in any transaction, the Fund may pay a higher price than that available from another broker provided that the difference is justified by other aspects of the portfolio execution services provided.

     The Funds are not under any obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities. Brokers who provide supplemental investment research to AIM may receive orders for transactions by a Fund. Information so received will be in addition to and not in lieu of the services required to be performed by AIM under its agreements with the Fund, and the expenses of AIM will not necessarily be reduced as a result of the receipt of such supplemental information. Certain research services furnished by broker-dealers may be useful to AIM in connection with its services to other advisory clients, including the other mutual funds advised by AIM. Also, a Fund may pay a higher price for securities or higher commissions in recognition of research services furnished by broker-dealers.

     Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information, the providing of custody services, as well as the providing of equipment used to communicate research information and the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

     The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to provide a more in-depth analysis of a broader universe of securities and other matters than AIM's staff follows. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by subadvisers to accounts managed or advised by AIM. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

     In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

     AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; and (2) the research services provided by the broker. Portfolio transactions also may be effected through broker-dealers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts.

     Foreign equity securities held by a Fund in the form of ADRs or EDRs may be listed on stock exchanges, or traded in OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates.


DIRECTED BROKERAGE (RESEARCH SERVICES)



     Directed brokerage (research services) paid by each of the Funds during the last fiscal year ended December 31, 2005 are found in Appendix K.



REGULAR BROKERS OR DEALERS



     Information concerning the Funds' acquisition of securities of their regular brokers or dealers during the last fiscal year ended December 31, 2005 is found in Appendix K.



ALLOCATION OF PORTFOLIO TRANSACTIONS


     AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Often times, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

     Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.


ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") TRANSACTIONS


     Certain of the AIM Funds or other accounts managed by AIM may become interested in participating in IPOs. Purchases of IPO's by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. It shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPOs for all AIM Funds and accounts participating in purchase transactions for that IPO, and, when the full amount of all IPO orders for such AIM Funds and accounts cannot be filled completely, to allocate such transactions in accordance with the following procedures:

     AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including market capital/liquidity, suitability and sector/style suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, and current holdings. The allocation of securities issued in IPOs will be made to eligible AIM Funds and accounts on a pro rata basis based on order size.

                        PURCHASE AND REDEMPTION OF SHARES

     The Trust offers the shares of the Funds, on a continuous basis, to both registered and unregistered separate accounts of affiliated and unaffiliated Participating Insurance Companies to fund variable annuity contracts (the "Contracts") and variable life insurance policies ("Policies"). Each separate account contains divisions, each of which corresponds to a Fund in the Trust. Net purchase payments under the Contracts are placed in one or more of the divisions of the relevant separate account and the assets of each division are invested in the shares of the Fund which corresponds to that division. Each separate account purchases and redeems shares of these Funds for its divisions at net asset value without sales or redemption charges. Currently several insurance company separate accounts invest in the Funds.

     The Trust, in the future, may offer the shares of its Funds to certain pension and retirement plans ("Plans") qualified under the Internal Revenue Code. The relationships of Plans and Plan participants to the Fund would be subject, in part, to the provisions of the individual plans and applicable law. Accordingly, such relationships could be different from those described in this Prospectus for separate accounts and owners of Contracts and Policies, in such areas, for example, as tax matters and voting privileges.

     The Board monitors for possible conflicts among separate accounts (and will do so for plans) buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, violation of the federal tax laws by one separate account investing in a fund could cause the contractors or policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Board may require a separate account or Plan to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemptions proceeds to a separate account (or plan) withdrawing because of a conflict.


CALCULATION OF NET ASSET VALUE


     For AIM V.I. Money Market Fund: The net asset value per share of the Fund is determined daily as of 12:00 noon and the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern time) on a particular day, the net asset value of the Fund is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all of its liabilities (including accrued expenses and dividends payable) attributable to that class, by the number of shares outstanding of that class and rounding the resulting per share net asset value to the nearest one cent. Determination of the net asset value per share is made in accordance with generally accepted accounting principles.

     The Fund uses the amortized cost method to determine its net asset value. Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. While this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Fund's investments is higher or lower than the price that would be received if the investments were sold. During periods of declining interest rates, use by the Fund of the amortized cost method of valuing its portfolio may result in a lower value than the market value of the portfolio, which could be an advantage to new investors relative to existing shareholders. The converse would apply in a period of rising interest rates.

     The Fund may use the amortized cost method to determine its net asset value so long as the Fund does not (a) purchase any instrument with a remaining maturity greater than 397 days (for these purposes, repurchase agreements shall not be deemed to involve the purchase by the Fund of the securities pledged as collateral in connection with such agreements) or (b) maintain a dollar-weighted average portfolio maturity in excess of 90 days, and otherwise complies with the terms of rules adopted by the SEC.

     The Board has established procedures designed to stabilize the Fund's net asset value per share at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the trustees at such intervals as they may deem appropriate. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations, in which case the net asset value could possibly be more or less than $1.00 per share. AIM V.I. Money Market Fund intends to comply with any amendments made to Rule 2a-7 which may require corresponding changes in the Fund's procedures which are designed to stabilize the Fund's price per share at $1.00.

     Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. While this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Fund's investments is higher or lower than the price that would be received if the investments were sold.

     For All Other Funds: Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the NYSE. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. The Funds determine net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles. The net asset value for shareholder transactions may be different than the net asset value reported in the Fund's financial statement due to adjustments required by generally accepted accounting principles made to the net assets of the Fund at period end.

     Each equity security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each equity security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing vendors or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") or absent a NOCP, at the closing bid price on that day. Debt securities (including convertible bonds) are fair valued using an evaluated quote on the basis of prices provided by an independent pricing vendor. Evaluated quotes provided by the pricing vendor may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.

     Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not available, including situations where market quotations are unreliable, are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in accordance with procedures approved by the Board. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

     Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined at such times. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE. If AIM believes a development/event has actually caused a closing price to no longer reflect current market value, the closing price may be adjusted to reflect the fair value of the affected security as of the close of the NYSE as determined in good faith using procedures approved by the Board.

     Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Trading in certain foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Issuer specific events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing vendor to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Multiple factors may be considered by the independent pricing vendor in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds.

     Fund securities primarily traded in foreign markets may be traded in such markets on days that are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.


REDEMPTION IN KIND


     Although the Funds, except AIM V.I. Money Market Fund, generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). For instance, a Fund may make a redemption in kind if a cash redemption would disrupt its operations or performance. Securities that will be delivered as payment in redemptions in kind will be valued using the same methodologies that the Fund typically utilizes in valuing such securities. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. The Trust, on behalf of the Funds, has made an election under Rule 18f-1 under the 1940 Act (a "Rule 18f-1 Election"), and therefore, the Trust, on behalf of the Fund, is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period. The Rule 18f-1 Election is irrevocable while Rule 18f-1 under the 1940 Act is in effect unless the SEC by order permits withdrawal of such Rule 18f-1 Election.


PAYMENTS TO PARTICIPATING INSURANCE COMPANIES AND/OR THEIR AFFILIATES



     AIM or AIM Distributors may, from time to time, at their expense out of their own financial resources, make cash payments to Participating Insurance Companies and/or their affiliates, as an incentive to promote the Funds and/or to retain Participating Insurance Companies' assets in the Funds. Such cash payments may be calculated on the average daily net assets of the applicable Fund(s) attributable to that particular Participating Insurance Company ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. AIM or AIM Distributors may also make other cash payments to Participating Insurance Companies and/or their affiliates in addition to or in lieu of Asset-Based Payments, in the form of: payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives of those dealer firms and their families to places within or outside the United States; meeting fees; entertainment; transaction processing and transmission charges; advertising or other promotional expenses; or other expenses as determined in AIM's or AIM Distributors' discretion. In certain cases these other payments could be significant to the Participating Insurance Companies and/or their affiliates. Generally, commitments to make such payments are terminable upon notice to the Participating Insurance Company and/or their affiliates. However, AIM and AIM Distributors have entered into unique agreements with Ameriprise Financial Services, Inc. ("Ameriprise"), in respect of its affiliated Participating Insurance Companies, where the payment obligation of AIM or AIM Distributors can only be terminated on the occurrence of certain specified events. For example, in the event that a Participating Insurance Company affiliated with Ameriprise obtains an SEC order to substitute out such Participating Insurance Company assets in the Funds or such Participating Insurance Company's assets in the Funds falls below a pre-determined level, payments by AIM or AIM Distributors to Ameriprise can then be terminated. Any payments described above will not change the price paid by Participating Insurance Companies for the purchase of the applicable Fund's shares or the amount that any particular Fund will receive as proceeds from such sales. AIM or AIM Distributors determines the cash payments described above in its discretion in response to requests from Participating Insurance Companies, based on factors it deems relevant. Participating Insurance Companies may not use sales of the Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.



     A list of certain entities that received payments as described in this Statement of Additional Information during the 2005 calendar year is attached as Appendix L. Certain arrangements are still being negotiated, and there is a possibility that payments will be made retroactively to entities not listed below. Accordingly, please contact your Participating Insurance Company to determine whether they currently may be receiving such payments and to obtain further information regarding any such payments.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS


DIVIDENDS AND DISTRIBUTIONS


     It is the present policy of the Funds to declare and distribute dividends representing substantially all net investment income as follows:


                                              DIVIDENDS   DIVIDENDS
                                               DECLARED      PAID
                                              ---------   ---------
AIM V.I. Aggressive Growth Fund ...........    annually    annually
AIM V.I. Basic Balanced Fund ..............    annually    annually
AIM V.I. Basic Value Fund .................    annually    annually

                                              DIVIDENDS   DIVIDENDS
                                               DECLARED      PAID
                                              ---------   ---------
AIM V.I. Blue Chip Fund ...................    annually    annually
AIM V.I. Capital Appreciation Fund ........    annually    annually
AIM V.I. Capital Development Fund .........    annually    annually
AIM V.I. Core Equity Fund .................    annually    annually
AIM V.I. Core Stock Fund ..................    annually    annually
AIM V.I. Demographic Trends Fund ..........    annually    annually
AIM V.I. Diversified Dividend Fund ........    annually    annually
AIM V.I. Diversified Income Fund ..........    annually    annually
AIM V.I. Dynamics Fund ....................    annually    annually
AIM V.I. Financial Services Fund ..........    annually    annually
AIM V.I. Global Equity Fund ...............    annually    annually
AIM V.I. Global Health Care Fund ..........    annually    annually
AIM V.I. Government Securities Fund .......    annually    annually
AIM V.I. Growth Fund ......................    annually    annually
AIM V.I. High Yield Fund ..................    annually    annually
AIM V.I. International Core Equity Fund ...    annually    annually
AIM V.I. International Growth Fund ........    annually    annually
AIM V.I. Large Cap Growth Fund ............    annually    annually
AIM V.I. Leisure Fund .....................    annually    annually
AIM V.I. Mid Cap Core Equity Fund .........    annually    annually
AIM V.I. Money Market Fund ................       daily     monthly
AIM V.I. Premier Equity Fund ..............    annually    annually
AIM V.I. Real Estate Fund .................    annually    annually
AIM V.I. Small Cap Equity Fund ............    annually    annually
AIM V.I. Small Company Growth Fund ........    annually    annually
AIM V.I. Technology Fund ..................    annually    annually
AIM V.I. Utilities Fund ...................    annually    annually


     All such distributions will be automatically reinvested, at the election of Participating Insurance Companies, in shares of the Fund issuing the distribution at the net asset value determined on the reinvestment date.

     It is each Fund's intention to distribute substantially all of its net investment income and realized net capital gains. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital losses, if any, carried forward from previous fiscal periods.

     It is the present policy of each Fund to declare and pay annually net investment income dividends and capital gain distributions, except for AIM V.I. Money Market Fund. It is the Fund's intention to distribute substantially all of its net investment income and realized net capital gain to separate accounts of participating life insurance companies. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital losses, if any carried forward from previous fiscal periods. At the election of participating life insurance companies, dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date.

     AIM V.I. Money Market Fund declares net investment income dividends daily and pays net investment income dividends monthly and declares and pays annually any capital gain distributions. The Fund does not expect to realize any long-term capital gains and losses. The Fund may distribute net realized short-term gain, if any, more frequently.

     Should the Trust incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net asset value per share of AIM V.I. Money Market Fund or the net income per share of a class of the Fund for a particular period, the Board would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of AIM V.I. Money Market Fund was reduced, or was anticipated to be reduced, below $1.00, the Board might suspend further dividend payments on shares of the Fund until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Fund and/or its receiving upon redemption a price per share lower than that which it paid.


TAX MATTERS


     The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

     Each series of shares of each Fund is treated as a separate association taxable as a corporation. Each Fund intends to qualify under the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company ("RIC") for each taxable year. As a RIC, a Fund will not be subject to federal income tax to the extent it distributes to its shareholders its investment company taxable income and net capital gains.

     In order to qualify as a regulated investment company, each Fund must satisfy certain requirements concerning the nature of its income, diversification of its assets and distribution of its income to shareholders. In order to ensure that individuals holding the Contracts whose assets are invested in a Fund will not be subject to federal income tax on distributions made by the Fund prior to the receipt of payments under the Contracts, each Fund intends to comply with additional requirements of Section 817(h) of the Code relating to both diversification of its assets and eligibility of an investor to be its shareholder. Certain of these requirements in the aggregate may limit the ability of a Fund to engage in transactions involving options, futures contracts, forward contracts and foreign currency and related deposits.

     The holding of the foreign currencies and investments by a Fund in certain "passive foreign investment companies" may be limited in order to avoid imposition of a tax on such Fund.

     Each Fund investing in foreign securities may be subject to foreign withholding taxes on income from its investments. In any year in which more than 50% in value of a Fund's total assets at the close of the taxable year consists of securities of foreign corporations, the Fund may elect to treat any foreign taxes paid by it as if they had been paid by its shareholders. The insurance company segregated asset accounts holding Fund shares should consider the impact of this election.

     Holders of Contracts under which assets are invested in the Funds should refer to the prospectus for the Contracts for information regarding the tax aspects of ownership of such Contracts.


     Because each Fund intends to qualify under the Code as a RIC for each taxable year, each Fund must, among other things, meet the following requirements: (A) Each Fund must generally derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies. (B) Each Fund must satisfy an asset diversification test.



     The asset diversification requires that at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or of securities of certain publicly traded partnerships (for Fund taxable years beginning after October 22, 2004).



     For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such future contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.



     Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Funds may not rely on information rulings of the IRS, the Funds may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.



     Under an IRS revenue procedure, a Fund may treat its position as lender under a repurchase agreement as a U.S. Government security for purposes of the Asset Diversification where the repurchase agreement is fully collateralized (under applicable SEC standards) with securities that constitute U.S. Government securities.


     The Code imposes a nondeductible 4% excise tax on a RIC that fails to distribute during each calendar year the sum of 98% of its ordinary income for the calendar year, plus 98% of its capital gain net income for the 12-month period ending on October 31 of the calendar year. The amount which must be distributed is increased by undistributed income and gains from prior years and decreased by certain distributions in prior years. Each Fund intends to make sufficient distributions to avoid imposition of the excise tax. Some Funds meet an exception which results in their not being subject to excise tax.

     As a RIC, each Fund will not be subject to federal income tax on its income and gains distributed to shareholders if it distributes at least (i) 90% of its investment company taxable income for the taxable year; and (ii) 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2). Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the distribution requirement.

     Each Fund intends to comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on each Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on (i) the assets of the insurance company separate accounts that may be invested in securities of a single issuer and (ii) eligible investors. Because Section 817(h) and those regulations treat the assets of each Fund as assets of the corresponding division of the insurance company separate accounts, each Fund intends to comply with these diversification requirements. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of a Fund's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered the same issuer. The regulations also provide that a Fund's shareholders are limited, generally, to life insurance company separate accounts, general accounts of the same life insurance company, an investment adviser or affiliate in connection with the creation or management of a Fund or the trustee of a qualified pension plan. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items (including receivables), government securities and securities of other RICs. Failure of a Fund to satisfy the Section 817(h) requirements would result in taxation of and treatment of the Contract holders investing in a corresponding division other than as described in the applicable prospectuses of the various insurance company separate accounts.


     SWAP AGREEMENTS. AIM V.I. Basic Balanced Fund, AIM V.I. Diversified Income Fund and AIM V.I. High Yield Fund may enter into swap agreements. The rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while a Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. AIM V.I. Basic Balanced Fund, AIM V.I. Diversified Income Fund and AIM V.I. High Yield Fund intend to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.


                           DISTRIBUTION OF SECURITIES


DISTRIBUTION PLAN


     The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Series II shares (the "Plan"). Each Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of average daily net assets of Series II shares.

     The Plan compensates AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of Series II shares of the Funds. Distribution activities appropriate for financing under the Plan include, but are not limited to, the following: expenses relating to the development, preparation, printing and distribution of advertisements and sales literature and other promotional materials describing and/or relating to the Fund; expenses of training sales personnel regarding the Fund; expenses of organizing and conducting seminars and sales meetings designed to promote the distribution of the Series II shares; compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of the Series II shares to fund variable annuity and variable insurance contracts investing directly in the Series II shares; compensation to sales personnel in connection with the allocation of cash values and premium of variable annuity and variable insurance contracts to investments in the Series II shares; compensation to and expenses of employees of AIM Distributors, including overhead and telephone expenses, who engage in the distribution of the Series II shares; and the costs of administering the Plan.

     Amounts payable by a Fund under the Plan need not be directly related to the expenses actually incurred by AIM Distributors on behalf of each Fund. The Plan does not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plan. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. No provision of this Distribution Plan shall be interpreted to prohibit any payments by the Trust during periods when the Trust has suspended or otherwise limited sales. Payments pursuant to the Plan are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").

     AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Series II shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM Distributors and the Fund.

     AIM Distributors has contractually agreed through April 30, 2006, to reimburse Rule 12b-1 distribution plan fees for Series II shares of the Funds (except AIM V.I. High Yield Fund) to the extent necessary to limit Series II shares total annual fund operating expenses to 1.45%.

     AIM Distributors has contractually agreed through April 30, 2006, to reimburse Rule 12b-1 distribution plan fees for Series II shares of AIM V.I. High Yield Fund to the extent necessary to limit Series II shares total annual fund operating expenses to 1.20%.

     AIM Distributors has entered into agreements with Participating Insurance Companies and other financial intermediaries to provide the distribution services in furtherance of the Plan. Currently, AIM Distributors pays Participating Insurance Companies and others at the annual rate of 0.25% of average daily net assets of Series II shares attributable to the Contracts issued by the Participating Insurance Company as compensation for providing such distribution services. AIM Distributors does not act as principal, but rather as agent for the Funds, in making distribution service payments. These payments are an obligation of the Funds and not of AIM Distributors.


     See Appendix M for a list of the amounts paid by Series II shares to AIM Distributors pursuant to the Plan for the year, or period, ended December 31, 2005 and Appendix N for an estimate by category of the allocation of actual fees paid by Series II shares of each Fund pursuant to its respective distribution plan for the year or period ended December 31, 2005.


     As required by Rule 12b-1, the Plan approved by the Board, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (the "Rule 12b-1 Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the Trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit each Series II class of the Funds and its respective shareholders by, among other things, providing broker-dealers with an incentive to sell additional shares of the Trust, thereby helping to satisfy the Trust's liquidity needs and helping to increase the Trust's investment flexibility.

     Unless terminated earlier in accordance with its terms, the Plan continues from year to year as long as such continuance is specifically approved, in person, at least annually by the Board, including a majority of the Rule 12b-1 Trustees. The Plan requires AIM Distributors to provide the Board at least quarterly with a written report of the amounts expended pursuant to the Distribution Plan and the purposes for which such expenditures were made. The Board reviews these reports in connection with their decisions with respect to the Plan. A Plan may be terminated as to any Fund or Series II shares by the vote of a majority of the Rule 12b-1 Trustees or, with respect to the Series II shares, by the vote of a majority of the outstanding voting securities of the Series II shares.

     Any change in the Plan that would increase materially the distribution expenses paid by the Series II shares requires shareholder approval. No material amendment to the Plan may be made unless approved by the affirmative vote of a majority of the Rule 12b-1 Trustees cast in person at a meeting called for the purpose of voting upon such amendment.


DISTRIBUTOR


     The Trust has entered into a master distribution agreement relating to the Funds (the "Distribution Agreement") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

     The Distribution Agreement provides AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis.

     The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.

                        CALCULATION OF PERFORMANCE DATA

     Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

Average Annual Total Return Quotation

     Certain Funds may use a restated or a blended performance calculation to derive certain performance data shown in this Statement of Additional Information and in the Funds' advertisements and other sales material. If the Funds' Series II shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of the Funds' Series I shares at net asset value, adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. If the Funds' Series II shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of the Funds' Series II shares since their inception and the restated historical performance of the Funds' Series I shares (for periods prior to inception of the Series II shares) at net asset value, adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. If the Funds' Series II shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of the Funds' Series II shares.

     A restated or blended performance calculation may be used to derive the following for all Funds, except AIM V.I. Money Market Fund: (i) standardized average annual total returns over one, five and ten years (or since inception if less than ten years) and (ii) non-standardized cumulative total returns over a stated period.

     A restated or blended performance calculation may be used to derive the following for AIM V.I. Money Market Fund: (i) non-standardized average annual total returns over a stated period, and (ii) non-standardized cumulative total returns over a stated period.

     The standard formula for calculating average annual total return is as follows:

                                         n
                                   P(1+T) =ERV

Where   P   = a hypothetical initial payment of $1,000;
        T   = average annual total return (assuming the applicable maximum sales load is deducted at the beginning of the 1, 5, or 10 year periods);
        n   = number of years; and
        ERV = ending redeemable value of a hypothetical $1,000 payment at the end of the 1, 5, or 10 year periods (or fractional portion of such period).

The cumulative total returns for each Fund, with respect to its Series I and Series II shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are found in Appendix M.

Yield Quotation

     Income calculated for purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions from the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

     The standard formula for calculating yield for each Fund is as follows:

                                                   6
                        YIELD = 2[((a-b)/(c x d)+1) -1]

Where   a = dividends and interest earned during a stated 30-day period. For purposes of this calculation, dividends are accrued rather than recorded on the ex-dividend date. Interest earned under this formula must generally be calculated based on the yield to maturity of each obligation (or, if more appropriate, based on yield to call date);
        b = expenses accrued during period (net of reimbursements);
        c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

     The standard formula for calculating annualized yield for AIM V.I. Money Market Fund is as follows:

                              365
     Y = Base Period Return x ---
                               7

Where   Y = annualized yield;
                             (V(1) - V(0))
        Base Period Return = -------------
                                  V(0)

        V(0) = the value of a hypothetical pre-existing account in the Fund having a balance of one share at the beginning of a stated seven-day period; and
        V(1) = the value of such an account at the end of the stated period.

     The standard formula for calculating effective annualized yield for the Fund is as follows:

                                                  365/7
                     EY = (Base Period Return + 1)      - 1

Where   EY = effective annualized yield; and
        Y  = annualized yield, as determined above.

Performance Information

     All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

     From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

     The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results.

     Total return and yield figures for the Funds are neither fixed nor guaranteed. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:

Advertising Age
Barron's
Best's Review
Bloomberg
Broker World
Business Week
Changing Times
Christian Science Monitor
Consumer Reports
Economist
FACS of the Week
Financial Planning
Financial Product News
Financial Services Week
Financial World
Forbes
Fortune
Hartford Courant Inc.
Institutional Investor
Insurance Forum
Insurance Week
Investor's Business Daily
Journal of the American
   Society of CLU & ChFC
Kiplinger Letter
Washington Post
Money
Mutual Fund Forecaster
Nation's Business
New York Times
Pension World
Pensions & Investments
Personal Investor
Philadelphia Inquirer
The Bond Buyer
USA Today
U.S. News & World Report
Wall Street Journal
CNN
CNBC
PBS

     Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

     Bank Rate Monitor
     Donoghue's
     Mutual Fund Values (Morningstar)
     Stanger
     Weisenberger
     Lipper, Inc.

     Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:

     Lipper Balanced Fund Index
     Lipper European Fund Index
     Lipper Global Fund Index
     Lipper International Fund Index
     Lipper Multi Cap Core Fund Index
     Lipper Multi Cap Growth Fund Index
     Lipper Science & Technology Fund Index
     Lipper Small Cap Core Fund Index
     Lipper Small Cap Growth Fund Index
     Lipper Large Cap Core Fund Index
     Russell 1000 Index
     Russell 1000 Value Index
     Russell 2000 Registered Trade Mark Index
     Russell 3000 Registered Trade Mark Index
     Russell 1000 Registered Trade Mark Growth Index
     Russell 3000 Growth Index
     Lehman Aggregate Bond Index
     Dow Jones Global Utilities Index
     MSCI All Country World Index
     MSCI EAFE Index
     MSCI Europe Index
     PSE Tech 100 Index
     Standard & Poor's 500 Index
     Wilshire 5000 Index
     NASDAQ Index
     Real Estate Funds

     Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

     10 year Treasury Notes
     90 day Treasury Bills

     Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for such Funds may also include references to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose: (i) the largest holdings in the Fund's portfolio; (ii) certain selling group members; (iii) certain institutional shareholders; (iv) measurements of risk, including standard deviation, Beta and Sharpe ratios; and/or (v) capitalization and sector analyses of holdings in the Funds' portfolios.

     From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.





                               PENDING LITIGATION



     Regulatory Action Alleging Market Timing



     On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitted market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code section 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection
Act). The WVAG complaint is seeking injunctive relief; civil monetary penalties; a writ of quo warranto against the defendants; pre-judgment and post-judgment interest; costs and expenses, including counsel fees; and other relief.



     If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment adviser for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP PLC ("AMVESCAP") from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There is no assurance that such exemptive relief will be granted.



     On June 13, 2005, the MDL Court (as defined below) issued a Conditional Transfer Order transferring this lawsuit to the MDL Court, which Conditional Transfer Order was finalized on October 19, 2005. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

     On August 30, 2005, the West Virginia Office of the State Auditor - Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. AIM and ADI have the right to challenge this action, which they intend to do.



     Private Civil Actions Alleging Market Timing



     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, the parent company of IFG and AIM, certain related entities, certain of their current and former officers and/or certain unrelated third parties) based on allegations of improper market timing and related activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of January 9, 2006 is set forth in Appendix P-1.



     All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties. A list identifying the amended complaints in the MDL Court is included in Appendix P-1. Plaintiffs in two of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court. These lawsuits are identified in Appendix P-1.



     Private Civil Actions Alleging Improper Use of Fair Value Pricing



     Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of January 6, 2006 is set forth in Appendix P-2.



     Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees



     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of January 6, 2006 is set forth in Appendix P-3.



     Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements



     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of January 9, 2006 is set forth in Appendix P-4.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

     The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

     Moody's corporate ratings areas follows:

     AAA: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

     A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     BAA: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     BA: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     CAA: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     CA: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

     Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

     Moody's employs the following designations, all judged to be investment grade , to indicate the relative repayment ability of rated issuers.

PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

     Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

     Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

     Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

     Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

     AAA: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     AA: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     BAA: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     BA: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     CAA: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     CA: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

     In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

     In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

     In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

     The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

     MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

     Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

           STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

     Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

     S&P describes its ratings for corporate and municipal bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

NR: Not Rated.

                                S&P DUAL RATINGS

     S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example,

AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                          S&P COMMERCIAL PAPER RATINGS

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

                        S&P SHORT-TERM MUNICIPAL RATINGS

     An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

     Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS

     Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

     Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' - 'BBB' categories; Short-term 'F1' - 'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term 'BB'
- 'D'; Short-term 'B' - 'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

     The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

     Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

     Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

                      FITCH SPECULATIVE GRADE BOND RATINGS

BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

CC: Default of some kind appears probable.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.

                         FITCH SHORT-TERM CREDIT RATINGS

     The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B



                    EXAMPLES OF PERSONS TO WHOM AIM PROVIDES
                NON-PUBLIC PORTFOLIO HOLDINGS ON AN ONGOING BASIS
                            (AS OF JANUARY 31, 2006)



           SERVICE PROVIDER                       DISCLOSURE PROVIDER
           ----------------                       -------------------
ABN Amro Financial Services, Inc./ La    Broker (for certain AIM Funds)
Salle Financial Services
AIM Investment Services, Inc.            Transfer Agent
Anglemyer & Co                           Analyst
Ballard Spahr Andrews & Ingersoll, LLP   Legal Counsel
Banc One Capital Markets, Inc.           Broker (for certain AIM Funds)
BB&T Capital Markets                     Broker (for certain AIM Funds)
Belle Haven Investments L.P.             Broker (for certain AIM Funds)
Bloomberg                                System Provider (for certain AIM
                                         Funds)
BOSC, Inc.                               Broker (for certain AIM Funds)
Bowne & Co., Inc.                        Financial Printer
Brown Brothers Harriman & Co.            Securities Lender (for certain AIM
                                         Funds)
Cabrera Capital Markets                  Broker (for certain AIM Funds)
CENVEO                                   Financial Printer
Classic Printers Inc.                    Financial Printer
Coastal Securities, LP                   Broker (for certain AIM Funds)
Color Dynamics                           Financial Printer
Duncan-Williams, Inc.                    Broker (for certain AIM Funds)
Earth Color Houston                      Financial Printer
EMCO Press                               Financial Printer
Empirical Research Partners              Analyst
Ernst & Young LLP                        Independent Registered Public
                                         Accounting Firm (for certain AIM
                                         Funds)
Fidelity Investments                     Broker (for certain AIM Funds)
First Albany Capital                     Broker (for certain AIM Funds)
First Tryon Securities                   Broker (for certain AIM Funds)
Fitch                                    Rating & Ranking Agency (for certain
                                         AIM Funds)
Foley & Lardner LLP                      Legal Counsel (for certain AIM Funds)
GainsKeeper                              Pricing Service (for certain AIM
                                         Funds)
GCom2 Solutions                          Pricing Service (for certain AIM
                                         Funds)
George K. Baum & Company                 Broker (for certain AIM Funds)
Global Trend Alert                       Analyst
Grover Printing                          Financial Printer
Gulfstream Graphics Corp.                Financial Printer
Hattier, Sanford & Reynoir               Broker (for certain AIM Funds)
Hibernia Southcoast Capital, Inc.        Broker (for certain AIM Funds)
Howe Barnes Investments, Inc.            Broker (for certain AIM Funds)
Hutchinson, Shockey, Erley & Co.         Broker (for certain AIM Funds)

           SERVICE PROVIDER                       DISCLOSURE PROVIDER
           ----------------                       -------------------
iMoneyNet                                Rating & Ranking Agency (for certain
                                         AIM Funds)
Institutional Shareholder Services,      Proxy Voting Service (for certain AIM
Inc.                                     Funds)
J.P. Morgan Chase                        Analyst
JPMorgan Securities, Inc.                Lender (for certain AIM Funds)
John Hancock Investment Management       Sub-advisor (for certain sub-advised
Services, LLC                            accounts)
Kevin Dann & Partners                    Analyst
Kirkpatrick, Pettis, Smith, Pollian,     Broker (for certain AIM Funds)
Inc.
Kramer Levin Naftalis & Frankel LLP      Legal Counsel
Lipper                                   Rating & Ranking Agency (for certain
                                         AIM Funds)
Loan Pricing Corporation                 Pricing Service (for certain AIM
                                         Funds)
Loop Capital Markets                     Broker (for certain AIM Funds)
M.R. Beal & Company                      Broker (for certain AIM Funds)
Noah Financial, LLC                      Analyst
McDonald Investments Inc.                Broker (for certain AIM Funds)
Mesirow Financial, Inc.                  Broker (for certain AIM Funds)
Moody's Investors Service                Rating & Ranking Agency (for certain
                                         AIM Funds)
Morgan Keegan & Company, Inc.            Broker (for certain AIM Funds)
Morrison Foerster LLP                    Legal Counsel
MS Securities Servcies, Inc.             Securities Lender (for certain AIM
                                         Funds)
Muzea Insider Consulting Services, LLC   Analyst
Oppenheimer & Co.                        Broker (for certain AIM Funds
Page International                       Financial Printer
Piper Jaffray & Co.                      Analyst and Broker (for certain AIM
                                         Funds)
PricewaterhouseCoopers LLP               Independent Registered Public
                                         Accounting Firm (for certain AIM
                                         Funds)
Printing Arts of Houston                 Financial Printer
Ramirez & Co., Inc.                      Broker (for certain AIM Funds)
Raymond James & Associates, Inc.         Broker (for certain AIM Funds)
RBC Capital Markets                      Analyst
RBC Dain Rauscher Incorporated           Broker (for certain AIM Funds)
Reuters America Inc.                     Pricing Service (for certain AIM
                                         Funds)
Robert W. Baird & Co. Incorporated       Broker (for certain AIM Funds)
RR Donnelley                             Financial Printer
Salomon Smith Barney                     Broker (for certain AIM Funds)
SBK Brooks Investment Corp.              Broker (for certain AIM Funds)
Seattle Northwest Securities             Broker (for certain AIM Funds)
Corporation
Siebert Brandford Shank & Co., L.L.C.    Broker (for certain AIM Funds)
Signature                                Financial Printer
Simon Printing Company                   Financial Printer
Southwest Precision Printers, Inc.       Financial Printer

           SERVICE PROVIDER                       DISCLOSURE PROVIDER
           ----------------                       -------------------
State Street Bank and Trust Company      Custodian (for certain AIM Funds);
                                         Lender (for certain AIM Funds); and
                                         Securities Lender (for certain AIM
                                         Funds)
State Street DST Systems, Inc.           Software Provider
Sterne, Agee & Leach, Inc.               Broker (for certain AIM Funds)
Stifel, Nicholaus & Company,             Broker (for certain AIM Funds)
Incorporated
The Bank of New York                     Custodian (for certain AIM Funds)
The MacGregor Group, Inc.                Software Provider
Thomson Financial, Inc.                  Software Provider
UBS Financial Services, Inc.             Broker (for certain AIM Funds)
VCI Group Inc.                           Financial Printer
Wachovia National Bank, N.A.             Broker (for certain AIM Funds)
Western Lithograph                       Financial Printer
Wetmore Printing                         Financial Printer
Wiley Bros. Aintree Capital L.L.C.       Broker (for certain AIM Funds)
Xcitek Solutions Plus                    Software Provider

                                   APPENDIX C


                              TRUSTEES AND OFFICERS


                             As of January 31, 2006



The addresss of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.



                                TRUSTEE
   NAME, YEAR OF BIRTH AND       AND/OR
  POSITION(S) HELD WITH THE     OFFICER                                                          OTHER DIRECTORSHIP(S)
            TRUST                SINCE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS           HELD BY TRUSTEE
  -------------------------     -------   --------------------------------------------------   -------------------------
INTERESTED PERSONS

Robert H. Graham(1) --  1946      1993    Director and Chairman, A I M Management Group Inc.   None
Trustee, Vice Chair,                      (financial services holding company); Director and
President and Principal                   Vice Chairman, AMVESCAP PLC; and Chairman of
Executive Officer                         AMVESCAP PLC- AIM Division (parent of AIM and a
                                          global investment management firm)

                                          Formerly: President and Chief Executive Officer, A
                                          I M Management Group Inc.; Director, Chairman and
                                          President, A I M Advisors, Inc. (registered
                                          investment advisor); Director and Chairman, A I M
                                          Capital Management, Inc. (registered investment
                                          advisor), A I M Distributors, Inc. (registered
                                          broker dealer), AIM Investment Services, Inc.
                                          (registered transfer agent), and Fund Management
                                          Company (registered broker dealer); and Chief
                                          Executive Officer, AMVESCAP PLC - Managed Products

Mark H. Williamson(2) -- 1951     2003    Director, President and Chief Executive Officer, A   None
Trustee and Executive Vice                I M Management Group Inc. (financial services
President                                 holding company); Director, Chairman and
                                          President, A I M Advisors, Inc. (registered
                                          investment advisor); Director, A I M Capital
                                          Management, Inc. (registered investment advisor)
                                          and A I M Distributors, Inc. (registered broker
                                          dealer), Director and Chairman, AIM Investment
                                          Services, Inc. (registered transfer agent), Fund
                                          Management Company (registered broker dealer) and
                                          INVESCO Distributors, Inc.; and Chief Executive
                                          Officer, AMVESCAP PLC - AIM Division (parent of
                                          AIM and a global investment management firm)

                                          Formerly: Director, Chairman, President and Chief
                                          Executive Officer, INVESCO Funds Group, Inc.;
                                          President and Chief Executive Officer, INVESCO
                                          Distributors, Inc.; Chief Executive Officer,
                                          AMVESCAP PLC - Managed Products; and Chairman, A I
                                          M Advisors, Inc.



(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.


(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

                                TRUSTEE
   NAME, YEAR OF BIRTH AND       AND/OR
  POSITION(S) HELD WITH THE     OFFICER                                                          OTHER DIRECTORSHIP(S)
            TRUST                SINCE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS           HELD BY TRUSTEE
  -------------------------     -------   --------------------------------------------------   -------------------------
INDEPENDENT TRUSTEES
                                  1993    Chairman, Crockett Technology Associates             ACE Limited (insurance
Bruce L. Crockett -- 1944                 (technology consulting company)                      company); and Captaris,
Trustee and Chair                                                                              Inc. (unified messaging
                                                                                               provider)

Bob R. Baker -- 1936              2004    Retired                                              None
Trustee

Frank S. Bayley -- 1939           2001    Retired                                              Badgley Funds, Inc.
Trustee                                                                                        (registered investment
                                          Formerly: Partner, law firm of Baker & McKenzie      company (2 portfolios))

James T. Bunch - 1942             2004    Co-President and Founder, Green, Manning &           None
Trustee                                   Bunch Ltd. (investment banking firm); and
                                          Director, Policy Studies, Inc. and Van Gilder
                                          Insurance Corporation

Albert R. Dowden --  1941         2000    Director of a number of public and private           None
Trustee                                   business corporations, including the Boss Group,
                                          Ltd. (private investment and management); Cortland
                                          Trust, Inc.(Chairman) (registered investment
                                          company (3 portfolios)); Annuity and Life Re
                                          (Holdings), Ltd. (insurance company); and
                                          CompuDyne Corporation (provider of products and
                                          services to the public security market)

                                          Formerly: Director, President and Chief Executive
                                          Officer, Volvo Group North America, Inc.; Senior
                                          Vice President, AB Volvo; and director of various
                                          affiliated Volvo companies

Edward K. Dunn, Jr. -- 1935       1998    Retired                                              None
Trustee

                                                                                               Administaff; and
Jack M. Fields -- 1952            1997    Chief Executive Officer, Twenty First Century        Discovery Global
Trustee                                   Group, Inc. (government affairs company) and         Education Fund
                                          Owner, Dos Angelos Ranch, L.P.                       (non-profit)

                                          Formerly: Chief Executive Officer, Texana Timber
                                          LP (sustainable forestry company)

                                TRUSTEE
   NAME, YEAR OF BIRTH AND       AND/OR
  POSITION(S) HELD WITH THE     OFFICER                                                          OTHER DIRECTORSHIP(S)
            TRUST                SINCE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS           HELD BY TRUSTEE
  -------------------------     -------   --------------------------------------------------   -------------------------
Carl Frischling -- 1937           1993    Partner, law firm of Kramer Levin Naftalis and       Cortland Trust,
Trustee                                   Frankel LLP                                          Inc.(registered company
                                                                                               (3 portfolio))

Prema Mathai-Davis -- 1950        1998    Formerly:  Chief Executive Officer, YWCA of the      None
Trustee                                   USA

Lewis F. Pennock -- 1942          1993    Partner, law firm of Pennock & Cooper                None
Trustee

Ruth H. Quigley -- 1935           2001    Retired                                              None
Trustee

Larry Soll - 1942                 2004    Retired                                              None
Trustee

Raymond Stickel, Jr. - 1944       2005    Retired.
Trustee                                   Formerly: Partner, Deloitte & Touche                 None

OTHER OFFICERS

Lisa O. Brinkley - 1959           2004    Senior Vice President, A I M Management Group Inc.   N/A
Senior Vice President and                 (financial services holding company); Senior Vice
Chief Compliance Officer                  President and Chief Compliance Officer, A I M
                                          Advisors, Inc.; Vice President and Chief
                                          Compliance Officer, A I M Capital Management,
                                          Inc.; and Vice President, A I M Distributors,
                                          Inc., AIM Investment Services, Inc. and Fund
                                          Management Company

                                          Formerly: Senior Vice President and Compliance
                                          Director, Delaware Investments Family of Funds;
                                          and Chief Compliance Officer, A I M Distributors,
                                          Inc.

Russell C. Burk -- 1958           2005    Formerly: Director of Compliance and Assistant       N/A
Senior Vice President and                 General Counsel, ICON Advisers, Inc.; Financial
Senior Officer                            Consultant, Merrill Lynch; General Counsel and
                                          Director of Compliance, ALPS Mutual Funds, Inc.

                                TRUSTEE
   NAME, YEAR OF BIRTH AND       AND/OR
  POSITION(S) HELD WITH THE     OFFICER                                                          OTHER DIRECTORSHIP(S)
            TRUST                SINCE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS           HELD BY TRUSTEE
  -------------------------     -------   --------------------------------------------------   -------------------------
Kevin M. Carome -- 1956           2003    Director, Senior Vice President, Secretary and       N/A
Senior Vice President,                    General Counsel, A I M Management Group Inc.
Chief Legal Officer and                   (financial services holding company) and A I M
Secretary                                 Advisors, Inc.; Director and Vice President,
                                          INVESCO Distributors, Inc.; Vice President, A I M
                                          Capital Management, Inc., AIM Investment Services,
                                          Inc., and Fund Management Company; and Senior Vice
                                          President, A I M Distributors, Inc.

                                          Formerly: Senior Vice President and General
                                          Counsel, Liberty Financial Companies, Inc.; and
                                          Senior Vice President and General Counsel, Liberty
                                          Funds Group, LLC; Vice President, A I M
                                          Distributors, Inc., and Director and General
                                          Counsel, Fund Management Company

Sidney M. Dilgren -- 1961         2004    Vice President and Fund Treasurer, A I M Advisors,   N/A
Vice President, Treasurer and             Inc.
Principal Financial Officer
                                          Formerly: Senior Vice President, AIM Investment
                                          Services, Inc.; and Vice President, A I M
                                          Distributors, Inc.

J. Philip Ferguson-- 1945         2005    Senior Vice President and Chief Investment           N/A
Vice President                            Officer, A I M Advisors Inc.; Director, Chairman,
                                          Chief Executive Officer, President and Chief
                                          Investment Officer, A I M Capital Management, Inc;
                                          and Executive Vice President, A I M Management
                                          Group Inc.

                                          Formerly: Senior Vice President, AIM Private Asset
                                          Management, Inc.; and Chief Equity Officer, and
                                          Senior Investment Officer, A I M Capital
                                          Management, Inc.

Mark D. Greenberg -- 1957         2004    Senior Vice President and Senior Portfolio           N/A
Vice President                            Manager, A I M Capital Management, Inc.

                                          Formerly: Senior Vice President and Senior
                                          Portfolio Manager, INVESCO Institutional (N.A.),
                                          Inc.

William R. Keithler -- 1952       2004    Senior Vice President and Senior Portfolio           N/A
Vice President                            Manager, A I M Capital Management, Inc.

                                          Formerly: Senior Vice President, Director of
                                          Sector Management and Senior Portfolio Manager,
                                          INVESCO Institutional (N.A.), Inc.


Karen Dunn Kelley -- 1960         1993    Director of Cash Management, Managing Director and   N/A
Vice President                            Chief Cash Management Officer, A I M Capital
                                          Management, Inc.; Director and President, Fund
                                          Management Company; and Vice President, A I M
                                          Advisors, Inc.

                        TRUSTEE OWNERSHIP OF FUND SHARES
                             AS OF DECEMBER 31, 2005



                                                    AGGREGATE DOLLAR RANGE OF EQUITY
                                                      SECURITIES IN ALL REGISTERED
                                                    INVESTMENT COMPANIES OVERSEEN BY
                          DOLLAR RANGE OF EQUITY   TRUSTEE IN THE AIM FAMILY OF FUNDS
    NAME OF TRUSTEE       SECURITIES PER FUND(7)          REGISTERED TRADEMARK
-----------------------   ----------------------   ----------------------------------
Robert H. Graham                                             [Over $100,000]
Mark H. Williamson                                           [Over $100,000]
Bob R. Baker                                                 [Over $100,000]
Frank S. Bayley                                              [Over $100,000]
James T. Bunch                                             [Over $100,000(3)]
Bruce L. Crockett                                          [Over $100,000(3)]
Albert R. Dowden                                             [Over $100,000]
Edward K. Dunn, Jr.                                        [Over $100,000(3)]
Jack M. Fields                                             [Over $100,000(3)]
Carl Frischling                                            [Over $100,000(3)]
Gerald J. Lewis                                              [Over $100,000]
Prema Mathai-Davis                                         [Over $100,000(3)]
Lewis F. Pennock                                             [Over $100,000]
Ruth H. Quigley                                            [$10,001 - $50,000]
Larry Soll                                                 [Over $100,000(3)]
Raymond Stickel, Jr.(4)



(3) Includes the total amount of compensation deferred by the trustee at his or her election. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.



(4)  Mr. Stickel was elected as trustee of the Trust effective October 1, 2005.

                                   APPENDIX D


                           TRUSTEE COMPENSATION TABLE


     Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2005:



                                               RETIREMENT       ESTIMATED
                              AGGREGATE         BENEFITS     ANNUAL BENEFITS      TOTAL
                          COMPENSATION FROM      ACCRUED     UPON RETIREMENT   COMPENSATION
                                 THE             BY ALL        FROM ALL AIM    FROM ALL AIM
        TRUSTEE              TRUST(1)(2)      AIM FUNDS(3)       FUNDS(4)      FUNDS(5)(6)
        -------           -----------------   ------------   ---------------   ------------
Bob R. Baker                      $                 $               $                $
Frank S. Bayley
James T. Bunch
Bruce L. Crockett
Albert R. Dowden
Edward K. Dunn, Jr.
Jack M. Fields
Carl Frischling(7)
Gerald J. Lewis(8)
Prema Mathai-Davis
Lewis F. Pennock
Ruth H. Quigley
Louis S. Sklar(8)
Larry Soll
Raymond Stickel, Jr.(9)



(1) Amounts shown are based on the fiscal year ended December 31, 2005. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended December 31, 2005, including earnings, was $_______.



(2) At the request of the trustees, AMVESCAP has agreed to reimburse the Trust for Fund expenses related to market timing matters. ["Aggregate Compensation From the Trust" above does not include $_______ of trustee compensation which, pursuant to such agreement, was reimbursed by AMVESCAP during the fiscal year ended December 31, 2005.]



(3) During the fiscal year ended December 31, 2005, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $_______.



(4) These amounts represent the estimated annual benefits payable by the AIM Funds upon the trustee's retirement and assumes each trustee serves until his or her normal retirement date.



(5) All trustees currently serve as trustees of 19 registered investment companies advised by AIM.



(6) At the request of the trustees, AMVESCAP has agreed to reimburse the Trust for Fund expenses related to market timing matters. "Total Compensation From All AIM Funds" above does not include $______ of trustee compensation which, pursuant to such agreement, was reimbursed by AMVESCAP during the calendar year ended December 31, 2005.



(7) During the fiscal year ended December 31, 2005 the Trust paid $______ in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.



(8) Mr. Sklar and Mr. Lewis retired effective December 31, 2004 and December 31, 2005, respectively.



(9)  Mr. Stickel was elected as trustee of the Trust effective October 1, 2005.



                                       D-1

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                                   APPENDIX E


                          PROXY POLICIES AND PROCEDURES


THE PROXY VOTING POLICIES DATED OCTOBER 1, 2005 APPLICABLE TO EACH FUND (EXCEPT AIM V.I. INTERNATIONAL CORE EQUITYY FUND AND AIM V.I. REAL ESTATE FUND) FOLLOW:



A.   PROXY POLICIES



     Each of A I M Advisors, Inc., A I M Capital Management, Inc. and AIM Private Asset Management, Inc. (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.



     I.   BOARDS OF DIRECTORS



          A board that has at least a majority of independent directors is integral to good corporate governance. The key board committees (e.g., audit, Compensation and Nominating) should be composed of only independent trustees.



          There are some actions by directors that should result in votes being withheld. These instances include directors who:



          - Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;



          - Attend less than 75 percent of the board and committee meetings without a valid excuse;



          - It is not clear that the director will be able to fulfill his function;



          -    Implement or renew a dead-hand or modified dead-hand poison pill;



          - Enacted egregious corporate governance or other policies or failed to replace management as appropriate;



          - Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or



          - Ignore a shareholder proposal that is approved by a majority of the shares outstanding.



          Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:



          - Long-term financial performance of the target company relative to its industry;



          -    Management's track record;



          -    Portfolio manager's assessment;



          -    Qualifications of director nominees (both slates);

          - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and



          -    Background to the proxy contest.



     II.  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



          A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:



     - It is not clear that the auditors will be able to fulfill their function;



     - There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or



     - The auditors have a significant professional or personal relationship with the issuer that compromises the auditor's independence.



     III. COMPENSATION PROGRAMS



          Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.



     - We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.



     - We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 855 of their market value.



     - We will vote against plans that have any of the following structural features: ability to reprice underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.



     - We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.



     - We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.



     IV.  CORPORATE MATTERS



          We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case-by-case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.



     - We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospectus for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.



     - We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

     - We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.



     - We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.



     V.   SHAREHOLDER PROPOSALS



          Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.



     - We will generally abstain from shareholder social and environmental proposals.



     - We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.



     - We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.



     - We will generally vote for proposals to lower barriers to shareholder action.



     - We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).



     VI.  OTHER



     - We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.



     - We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.



     - We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.



     AIM's proxy policies, and the procedures noted below, may be amended from time to time.



B.   PROXY COMMITTEE PROCEDURES



     The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.



     The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. Committee members may also speak to management of a company regarding proxy issues and should share relevant considerations with the proxy committee. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by e-mail.



     AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider. The proxy committee shall prepare a report for the Funds' Board of Trustees on a periodic basis regarding issues where AIM's votes do not follow the recommendation of ISS or another provider because AIM's proxy policies differ from those of such provider.



     In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds' Board of Trustees.



     1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.



     2. AIM will not publicly announce its voting intentions and the reasons therefore.



     3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.



     4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussion AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.



C.   BUSINESS/DISASTER RECOVERY



     If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee, even if such sub-committee does not constitute a quorum of the proxy committee, may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS to vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.



D.   RESTRICTIONS AFFECTING VOTING



     If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.



E.   CONFLICTS OF INTEREST



     The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.



     If AIM's proxy policies and voting record do not guide the proxy committee's vote in a situation where a conflict of interest exists, the proxy committee will vote the proxy in the best interest of the advisory clients, and will provide information regarding the issue to the Funds' Board of Trustees in the next quarterly report.



     If a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

F.   FUND OF FUNDS



     When an AIM Fund (an "Investing Fund") that invests in another AIM Fund(s) (an "Underlying Fund") has the right to vote on the proxy of the Underlying Fund, the Investing Fund will echo the votes of the other shareholders of the Underlying AIM Fund.



G.   CONFLICT IN THESE POLICIES



     If following any of the policies listed herein would lead to a vote that the proxy committee deems to be not in the best interest of AIM's advisory clients, the proxy committee will vote the proxy in the manner that they deem to be the best interest of AIM's advisory clients and will inform the Funds' Board of Trustees of such vote and the circumstances surrounding it promptly thereafter.



       THE PROXY VOTING POLICIES APPLICABLE TO AIM V.I. INTERNATIONAL CORE
                EQUITY FUND AND AIM V.I. REAL ESTATE FUND FOLLOW:


                                 GENERAL POLICY
                            (dated February 10, 2005)

INVESCO Institutional (N.A.), Inc. and its wholly-owned subsidiaries, and INVESCO Global Asset Management (N.A.), Inc. (collectively, "INVESCO"), each has responsibility for making investment decisions that are in the best interests of its clients. As part of the investment management services it provides to clients, INVESCO may be authorized by clients to vote proxies appurtenant to the shares for which the clients are beneficial owners.

INVESCO believes that it has a duty to manage clients' assets in the best economic interests of the clients and that the ability to vote proxies is a client asset.

INVESCO reserves the right to amend its proxy policies and procedures from time to time without prior notice to its clients.

                              PROXY VOTING POLICIES

VOTING OF PROXIES

INVESCO will vote client proxies in accordance with the procedures set forth below unless the client for non-ERISA clients retains in writing the right to vote, the named fiduciary (e.g., the plan sponsor) for ERISA clients retains in writing the right to direct the plan trustee or a third party to vote proxies or INVESCO determines that any benefit the client might gain from voting a proxy would be outweighed by the costs associated therewith.

BEST ECONOMIC INTERESTS OF CLIENTS

In voting proxies, INVESCO will take into consideration those factors that may affect the value of the security and will vote proxies in a manner in which, in its opinion, is in the best economic interests of clients. INVESCO endeavors to resolve any conflicts of interest exclusively in the best economic interests of clients.

ISS SERVICES

INVESCO has contracted with Institutional Shareholder Services ("ISS"), an independent third party service provider, to vote INVESCO's clients' proxies according to ISS's proxy voting recommendations. In addition, ISS will provide proxy analyses, vote recommendations, vote execution and record-keeping services for clients for which INVESCO has proxy voting responsibility. On an annual basis, INVESCO will review information obtained from ISS to ascertain whether ISS (i) has the capacity and competency to adequately analyze proxy issues, and (ii) can make such recommendations in an impartial manner and in the best economic interest of INVESCO's clients. This may include a review of ISS' Policies, Procedures and Practices Regarding Potential Conflicts of Interests and obtaining information about the work ISS does for corporate issuers and the payments ISS receives from such issuers.

Custodians forward proxy materials for clients who rely on INVESCO to vote proxies to ISS. ISS is responsible for exercising the voting rights in accordance with the ISS proxy voting guidelines. If INVESCO receives proxy materials in connection with a client's account where the client has, in writing, communicated to INVESCO that the client, plan fiduciary or other third party has reserved the right to vote proxies, INVESCO will forward to the party appointed by client any proxy materials it receives with respect to the account. In order to avoid voting proxies in circumstances where INVESCO, or any of its affiliates have or may have any conflict of interest, real or perceived, INVESCO has engaged ISS to provide the proxy analyses, vote recommendations and voting of proxies.

In the event that (i) ISS recuses itself on a proxy voting matter and makes no recommendation or (ii) INVESCO decides to override the ISS vote recommendation, the Proxy Committee will review the issue and direct ISS how to vote the proxies as described below.

PROXY COMMITTEE

The Proxy Committee shall have seven (7) members, which shall include representatives from portfolio management, operations, and legal/compliance or other functional departments as deemed appropriate who are knowledgeable regarding the proxy process. A majority of the members of the Proxy Committee shall constitute a quorum and the Proxy Committee shall act by a majority vote. The chair of the Proxy Committee shall be chosen by the Chief Compliance Officer of INVESCO. The Proxy Committee shall keep minutes of its meetings that shall be kept with the proxy voting records of INVESCO. The Proxy Committee will appoint a Proxy Manager to manage the proxy voting process, which includes the voting of proxies and the maintenance of appropriate records.

Proxy Committee meetings shall be called by the Proxy Manager when override submissions are made and in instances when ISS has recused itself from a vote recommendation. In these situations, the Proxy Committee shall meet and determine how proxies are to be voted in the best interests of clients.

The Proxy Committee periodically reviews new types of corporate governance issues, evaluates proposals not addressed by the ISS proxy voting guidelines in instances when ISS has recused itself, and determines how INVESCO should vote. The Committee monitors adherence to these Procedures, industry trends and reviews the ISS proxy voting guidelines.

ISS RECUSAL

When ISS makes no recommendation on a proxy voting issue or is recused due to a conflict of interest, the Proxy Committee will review the issue and, if INVESCO does not have a conflict of interest, direct ISS how to vote the proxies. In such cases where INVESCO has a conflict of interest, INVESCO, in its sole discretion, shall either (a) vote the proxies pursuant to ISS's general proxy voting guidelines, (b) engage an independent third party to provide a vote recommendation, or (c) contact its client(s) for direction as to how to vote the proxies.

OVERRIDE OF ISS RECOMMENDATION

There may be occasions where the INVESCO investment personnel, senior officers or a member of the Proxy Committee seek to override ISS's recommendations if they believe that ISS's recommendations are not in accordance with the best economic interests of clients. In the event that an individual listed above in this section disagrees with an ISS recommendation on a particular voting issue, the individual shall document in writing the reasons that he/she believes that the ISS recommendation is not in accordance with clients' best economic interests and submit such written documentation to the Proxy Manager for consideration by the Proxy Committee. Upon review of the documentation and consultation with the individual and others as the Proxy Committee deems appropriate, the Proxy Committee may make a determination to override the ISS voting recommendation if the Committee determines that it is in the best economic interests of clients and the Committee has addressed conflict of interest issues as discussed below.

PROXY COMMITTEE MEETINGS

When a Proxy Committee Meeting is called, whether because of an ISS recusal or request for override of an ISS recommendation, the Proxy Committee shall review the report of the Chief Compliance Officer as to whether any INVESCO person has reported a conflict of interest.

The Proxy Committee shall review the information provided to it to determine if a real or perceived conflict of interest exists and the minutes of the Proxy Committee shall:

     (1)  describe any real or perceived conflict of interest,

     (2)  discuss any procedure used to address such conflict of interest,

     (3) report any contacts from outside parties (other than routine communications from proxy solicitors), and

     (4) include confirmation that the recommendation as to how the proxies are to be voted is in the best economic interests of clients and was made without regard to any conflict of interest.

Based on the above review and determinations, the Proxy Committee will direct ISS how to vote the proxies.

CERTAIN PROXY VOTES MAY NOT BE CAST

In some cases, INVESCO may determine that it is not in the best economic interests of clients to vote proxies. For example, proxy voting in certain countries outside the United States requires share blocking. Shareholders who wish to vote their proxies must deposit their shares 7 to 21 days before the date of the meeting with a designated depositary. During the blocked period, shares to be voted at the meeting cannot be sold until the meeting has taken place and the shares have been returned to the Custodian/Sub-Custodian bank. In addition, voting certain international securities may involve unusual costs to clients. In other cases, it may not be possible to vote certain proxies despite good faith efforts to do so, for instance when inadequate notice of the matter is provided. In the instance of loan securities, voting of proxies typically requires termination of the loan, so it is not usually in the best economic interests of clients to vote proxies on loaned securities. INVESCO typically will not, but reserves the right to, vote where share blocking restrictions, unusual costs or other barriers to efficient voting apply. If INVESCO does not vote, it would have made the determination that the cost of voting exceeds the expected benefit to the client. The Proxy Manager shall record the reason for any proxy not being voted, which record shall be kept with the proxy voting records of INVESCO.

PROXY VOTING RECORDS

Clients may obtain information about how INVESCO voted proxies on their behalf by contacting their client services representative. Alternatively, clients may make a written request for proxy voting information to: Proxy Manager, 1360 Peachtree Street, N.E., Atlanta, Georgia 30309.

                              CONFLICTS OF INTEREST

PROCEDURES TO ADDRESS CONFLICTS OF INTEREST AND IMPROPER INFLUENCE

In order to avoid voting proxies in circumstances where INVESCO or any of its affiliates have or may have any conflict of interest, real or perceived, INVESCO has contracted with ISS to provide proxy analyses, vote recommendations and voting of proxies. Unless noted otherwise by ISS, each vote recommendation provided by ISS to INVESCO includes a representation from ISS that ISS faces no conflict of interest with respect to the vote. In instances where ISS has recused itself and makes no recommendation on a particular matter or if an override submission is requested, the Proxy Committee shall determine how the proxy is to be voted and instruct the Proxy Manager accordingly in which case the conflict of interest provisions discussed below shall apply.

In effecting the policy of voting proxies in the best economic interests of clients, there may be occasions where the voting of such proxies may present a real or perceived conflict of interest between INVESCO, as the investment manager, and clients.

For each director, officer and employee of INVESCO ("INVESCO person"), the interests of INVESCO's clients must come first, ahead of the interest of INVESCO and any person within the INVESCO organization, which includes INVESCO's affiliates.

Accordingly, each INVESCO person must not put "personal benefit," whether tangible or intangible, before the interests of clients of INVESCO or otherwise take advantage of the relationship to INVESCO's clients. "Personal benefit" includes any intended benefit for oneself or any other individual, company, group or organization of any kind whatsoever, except a benefit for a client of INVESCO, as appropriate. It is imperative that each of INVESCO's directors, officers and employees avoid any situation that might compromise, or call into question, the exercise of fully independent judgment in the interests of INVESCO's clients.

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may also exist if INVESCO has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. An INVESCO person (excluding members of the Proxy Committee) shall not be considered to have a conflict of interest if the INVESCO person did not know of the conflict of interest and did not attempt to influence the outcome of a proxy vote. Any individual with actual knowledge of a conflict of interest relating to a particular referral item shall disclose that conflict to the Chief Compliance Officer.

The following are examples of situations where a conflict may exist:

     - Business Relationships - where INVESCO manages money for a company or an employee group, manages pension assets or is actively soliciting any such business, or leases office space from a company;

     - Personal Relationships - where a INVESCO person has a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships; and

     - Familial Relationships - where an INVESCO person has a known familial relationship relating to a company (e.g. a spouse or other relative who serves as a director of a public company or is employed by the company).

In the event that INVESCO (or an affiliate) manages assets for a company, its pension plan, or related entity or where any member of the Proxy Committee has a personal conflict of interest, and where clients' funds are invested in that company's shares, the Proxy Committee will not take into consideration this relationship and will vote proxies in that company solely in the best economic interest of its clients.

It is the responsibility of the Proxy Manager and each member of the Proxy Committee to report any real or potential conflict of interest of which such individual has actual knowledge to the Chief Compliance Officer, who shall present any such information to the Proxy Committee. However, once a particular conflict has been reported to the Chief Compliance Officer, this requirement shall be deemed satisfied with respect to all individuals with knowledge of such conflict.

In addition, the Proxy Manager and each member of the Proxy Committee shall certify annually as to their compliance with this policy. In addition, any INVESCO person who submits an ISS override recommendation to the Proxy Committee shall certify as to their compliance with this policy concurrently with the submission of their override recommendation. A form of such certification is attached as Appendix A hereto.

In addition, members of the Proxy Committee must notify INVESCO's Chief Compliance Officer, with impunity and without fear of retribution or retaliation, of any direct, indirect or perceived improper influence made by anyone within INVESCO or by an affiliated company's representatives with regard to how INVESCO should vote proxies. The Chief Compliance Officer will investigate the allegations and will report his or her findings to the INVESCO Risk Management Committee. In the event that it is determined that improper influence was made, the Risk Management Committee will determine the appropriate action to take which may include, but is not limited to, (1) notifying the affiliated company's Chief Executive Officer, its Management Committee or Board of Directors, (2) taking remedial action, if necessary, to correct the result of any improper influence where clients have been harmed, or (3) notifying the appropriate regulatory agencies of the improper influence and to fully cooperate with these regulatory agencies as required. In all cases, the Proxy Committee shall not take into consideration the improper influence in determining how to vote proxies and will vote proxies solely in the best economic interest of clients.

Furthermore, members of the Proxy Committee must advise INVESCO's Chief Compliance Officer and fellow Committee members of any real or perceived conflicts of interest he or she may have with regard to how proxies are to be voted regarding certain companies (e.g., personal security ownership in a company, or personal or business relationships with participants in proxy contests, corporate directors or candidates for corporate directorships). After reviewing such conflict, upon advice from the Chief Compliance Officer, the Committee may require such Committee member to recuse himself or herself from participating in the discussions regarding the proxy vote item and from casting a vote regarding how INVESCO should vote such proxy.

                           ISS PROXY VOTING GUIDELINES

A copy of ISS's Proxy Voting Guidelines Summary in effect as of the revised date set forth on the title page of this Proxy Voting Policy is attached hereto as Appendix B.

                                   APPENDIX A

                        ACKNOWLEDGEMENT AND CERTIFICATION

     I acknowledge that I have read the INVESCO Proxy Voting Policy (a copy of which has been supplied to me, which I will retain for future reference) and agree to comply in all respects with the terms and provisions thereof. I have disclosed or reported all real or potential conflicts of interest to the INVESCO Compliance Officer and will continue to do so as matters arise. I have complied with all provisions of this Policy.

                                        ----------------------------------------
                                        Print Name


-------------------------------------   ----------------------------------------
Date                                    Signature

                                   APPENDIX B

                    ISS 2005 PROXY VOTING GUIDELINES SUMMARY

The following is a condensed version of all proxy voting recommendations contained in the ISS Proxy Voting Manual.

1.   Operational Items

ADJOURN MEETING

Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal. Vote FOR proposals that relate specifically to soliciting votes for a merger or transaction for which ISS has recommended a FOR vote. Vote AGAINST proposals if the wording is too vague or if the proposal includes "other business."

AMEND QUORUM REQUIREMENTS

Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

AMEND MINOR BYLAWS

Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

CHANGE COMPANY NAME

Vote FOR proposals to change the corporate name.

CHANGE DATE, TIME, OR LOCATION OF ANNUAL MEETING

Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.

Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

RATIFYING AUDITORS

Vote FOR proposals to ratify auditors, unless any of the following apply:

          - An auditor has a financial interest in or association with the company, and is therefore not independent

          -    Fees for non-audit services are excessive, or

          - There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account the tenure of the audit firm, the length of rotation specified in the proposal, any significant audit-related issues at the company, the number of Audit Committee meetings held each year, the number of financial experts serving on the committee, and whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

TRANSACT OTHER BUSINESS

Vote AGAINST proposals to approve other business when it appears as voting item.

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

          - Attend less than 75 percent of the board and committee meetings without a valid excuse

          -    Implement or renew a dead-hand or modified dead-hand poison pill

          - Adopt a poison pill without shareholder approval since the company's last annual meeting and there is no requirement to put the pill to shareholder vote within 12 months of its adoption

          - Ignore a shareholder proposal that is approved by a majority of the shares outstanding

          - Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

          - Failed to act on takeover offers where the majority of the shareholders tendered their shares

          - Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees

          - Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees

          - Are audit committee members and the non -audit fees paid to the auditor are excessive. In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

          - Are inside directors or affiliated outside directors and the full board is less than majority independent

          - Sit on more than six public company boards or on more than two public boards in addition to their own if they are CEOs of public companies.

          - Are on the compensation committee when there is a negative correlation between chief executive pay and company performance

          - Have failed to address the issue(s) that resulted in any of the directors receiving more than 50% withhold votes out of those cast at the previous board election

AGE LIMITS

Vote AGAINST shareholder or management proposals to limit the tenure of outside directors either through term limits or mandatory retirement ages.

BOARD SIZE

Vote FOR proposals seeking to fix the board size or designate a range for the board size.

Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

CUMULATIVE VOTING

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis based on the extent that shareholders have access to the board through their own nominations.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.

Vote AGAINST proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care.

Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:

          - The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

          -    Only if the director's legal expenses would be covered.

ESTABLISH/AMEND NOMINEE QUALIFICATIONS

Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

Vote AGAINST shareholder proposals requiring two candidates per board seat.

FILLING VACANCIES/REMOVAL OF DIRECTORS

Vote AGAINST proposals that provide that directors may be removed only for cause.

Vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Generally vote FOR shareholder proposals requiring the position of chairman be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:

          - Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director)

          -    Two-thirds independent board

          -    All-independent key committees

          -    Established governance guidelines

Additionally, the company should not have under-performed its peers.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

OPEN ACCESS

Vote CASE-BY-CASE on shareholder proposals asking for open access taking into account the ownership threshold specified in the proposal and the proponent's rationale for targeting the company in terms of board and director conduct.

STOCK OWNERSHIP REQUIREMENTS

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Vote CASE-BY-CASE shareholder proposals asking that the company adopt a holding or retention period for its executives (for holding stock after the vesting or exercise of equity awards), taking into account any stock ownership requirements or holding period/retention ratio already in place and the actual ownership level of executives.

TERM LIMITS

Vote AGAINST shareholder or management proposals to limit the tenure of outside directors either through term limits or mandatory retirement ages.

2.   Proxy Contests

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors:

          - Long-term financial performance of the target company relative to its industry; management's track record

          -    Background to the proxy contest

          -    Qualifications of director nominees (both slates)

          - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions

REIMBURSING PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

3.   Anti-takeover Defenses and Voting Related Issues

ADVANCE NOTICE REQUIREMENTS FOR SHAREHOLDER PROPOSALS/NOMINATIONS

Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

AMEND BYLAWS WITHOUT SHAREHOLDER CONSENT

Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.

Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

POISON PILLS

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it.

Vote FOR shareholder proposals asking that any future pill be put to a shareholder vote.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

4.   Mergers and Corporate Restructurings

APPRAISAL RIGHTS

Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

ASSET PURCHASES

Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

          -    Purchase price

          -    Fairness opinion

          -    Financial and strategic benefits

          -    How the deal was negotiated

          -    Conflicts of interest

          -    Other alternatives for the business

          -    Non-completion risk

ASSET SALES

Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:

          -    Impact on the balance sheet/working capital

          -    Potential elimination of diseconomies

          -    Anticipated financial and operating benefits

          -    Anticipated use of funds

          -    Value received for the asset

          -    Fairness opinion

          -    How the deal was negotiated

          -    Conflicts of interest.

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.

In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items.

In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

CONVERSION OF SECURITIES

Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest. Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

CORPORATE REORGANIZATION/DEBT RESTRUCTURING/PREPACKAGED BANKRUPTCY PLANS/REVERSE LEVERAGED BUYOUTS/WRAP PLANS

Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:

          -    Dilution to existing shareholders' position

          -    Terms of the offer

          -    Financial issues

          -    Management's efforts to pursue other alternatives

          -    Control issues

          -    Conflicts of interest

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

FORMATION OF HOLDING COMPANY

Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:

          -    The reasons for the change

          -    Any financial or tax benefits

          -    Regulatory benefits

          -    Increases in capital structure

          - Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

          - Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS

          -    Capital Structure model

          -    Adverse changes in shareholder rights

GOING PRIVATE TRANSACTIONS (LBOS AND MINORITY SQUEEZEOUTS)

Vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and non-completion risk.

JOINT VENTURES

Votes CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and non-completion risk.

LIQUIDATIONS

Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

MERGERS AND ACQUISITIONS/ ISSUANCE OF SHARES TO FACILITATE MERGER OR ACQUISITION

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:

          - Prospects of the combined company, anticipated financial and operating benefits

          -    Offer price

          -    Fairness opinion

          -    How the deal was negotiated

          -    Changes in corporate governance

          -    Change in the capital structure

          -    Conflicts of interest

PRIVATE PLACEMENTS/WARRANTS/CONVERTIBLE DEBENTURES

Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders' position, terms of the offer, financial issues, management's efforts to pursue other alternatives, control issues, and conflicts of interest. Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

SPIN-OFFS

Votes on spin-offs should be considered on a CASE-BY-CASE basis depending on:

          -    Tax and regulatory advantages

          -    Planned use of the sale proceeds

          -    Valuation of spin-off

          -    Fairness opinion

          -    Benefits to the parent company

          -    Conflicts of interest

          -    Managerial incentives

          -    Corporate governance changes

          -    Changes in the capital structure

VALUE MAXIMIZATION PROPOSALS

Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

5.   State of Incorporation

CONTROL SHARE ACQUISITION PROVISIONS

Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote AGAINST proposals to amend the charter to include control share acquisition provisions.

Vote FOR proposals to restore voting rights to the control shares.

CONTROL SHARE CASH-OUT PROVISIONS

Vote FOR proposals to opt out of control share cash-out statutes.

DISGORGEMENT PROVISIONS

Vote FOR proposals to opt out of state disgorgement provisions.

FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

FREEZE-OUT PROVISIONS

Vote FOR proposals to opt out of state freeze-out provisions.

GREENMAIL

Vote FOR proposals to adopt anti-greenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Review on a CASE-BY-CASE basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

STAKEHOLDER PROVISIONS

Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

STATE ANTI-TAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

6.   Capital Structure

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Vote FOR management proposals to reduce the par value of common stock.

COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being de-listed or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or sub-voting common stock if:

          - It is intended for financing purposes with minimal or no dilution to current shareholders

          - It is not designed to preserve the voting power of an insider or significant shareholder

ISSUE STOCK FOR USE WITH RIGHTS PLAN

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

PREEMPTIVE RIGHTS

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

PREFERRED STOCK

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Vote FOR proposals to create "de-clawed" blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

RECAPITALIZATION

Votes CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

REVERSE STOCK SPLITS

Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

Vote FOR management proposals to implement a reverse stock split to avoid delisting.

Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

SHARE REPURCHASE PROGRAMS

Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spin-off.

7.   Executive and Director Compensation

Votes with respect to equity-based compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to plan participants, adjusted for:

     - Long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index),

     -    Cash compensation, and

     -    Categorization of the company as emerging, growth, or mature.

These adjustments are pegged to market capitalization.

Vote AGAINST plans that expressly permit the re-pricing of underwater stock options without shareholder approval.

Generally vote AGAINST plans in which (I) there is a disconnect between the CEO's pay and company performance (an increase in pay and a decrease in performance) and the main source of the pay increase (over half) is equity-based and (2) the CEO is the participant of the equity proposal. A decrease in performance is based on negative one- and three-year total shareholder returns. An increase in pay is based on the CEO's total direct compensation (salary, cash bonus, present value of stock options, face value of restricted stock, face value of long-term incentive plan payouts, and all other compensation) increasing over the previous year. Also may WITHHOLD votes from the Compensation Committee members.

Generally vote AGAINST plans if the company's most recent three-year burn rate exceeds one standard deviation in excess of the industry mean and is over two percent of common shares outstanding. See Table 1 for details.

TABLE 1: PROXY SEASON 2005 BURN RATE THRESHOLDS


                                                       RUSSELL 3000               NON-RUSSELL 3000
                                                --------------------------   --------------------------
                                                        Standard    Mean +           Standard    Mean +
    GICS                  GICS Dsec             Mean   Deviation   Std Dev   Mean   Deviation   Std Dev
    ----                  ---------             ----   ---------   -------   ----   ---------   -------
1010           Energy                           1.60%    1.02%      2.61%    2.59%    2.19%      4.78%
1510           Materials                        1.55%    0.81%      2.36%    2.54%    1.92%      4.46%
2010           Capital Goods                    1.86%    1.19%      3.05%    3.23%    2.93%      6.17%
2020           Commercial Services & Supplies   2.87%    1.53%      4.40%    4.39%    3.68%      8.07%
2030           Transportation                   2.10%    1.50%      3.60%    2.44%    2.22%      4.66%
2510           Automobiles & Components         2.10%    1.37%      3.48%    2.90%    2.28%      5.18%
2520           Consumer Durables & Apparel      2.40%    1.51%      3.90%    3.42%    2.79%      6.21%

                                                       RUSSELL 3000               NON-RUSSELL 3000
                                                --------------------------   --------------------------
2530           Hotels Restaurants & Leisure     2.39%    1.08%      3.48%    3.30%    2.87%      6.17%
2540           Media                            2.34%    1.50%      3.84%    4.12%    2.89%      7.01%
2550           Retailing                        2.89%    1.95%      4.84%    4.26%    3.50%      7.75%
3010 to 3030   Food & Staples Retailing         1.98%    1.50%      3.48%    3.37%    3.32%      6.68%
3510           Health Care Equipment &          3.24%    1.96%      5.20%    4.55%    3.24%      7.79%
               Services
3520           Pharmaceuticals &                3.60%    1.72%      5.32%    5.77%    4.15%      9.92%
               Biotechnology
4010           Banks                            1.44%    1.17%      2.61%    1.65%    1.60%      3.25%
4020           Diversified Financials           3.12%    2.54%      5.66%    5.03%    3.35%      8.55%
4030           Insurance                        1.45%    0.88%      2.32%    2.47%    1.77%      4.24%
4040           Real Estate                      1.01%    0.89%      1.90%    1.51%    1.50%      3.01%
4510           Software & Services              5.44%    3.05%      8.49%    8.08%    6.01%      14.10%
4520           Technology Hardware &            4.00%    2.69%      6.68%    5.87%    4.25%      10.12%
               Equipment
4530           Semiconductors &                 5.12%    2.86%      7.97%    6.79%    3.95%      10.74%
               Semiconductor Equipment
5010           Telecommunications Services      2.56%    2.39%      4.95%    4.66%    3.90%      8.56%
5510           Utilities                        0.90%    0.65%      1.55%    3.74%    4.63%      8.38%


A company with high three-year average burn rates may avoid triggering the burn rate policy by committing to the industry average over the next years.

However, the above general voting guidelines for pay for performance may change if the compensation committee members can demonstrate that they have improved committee performance based on additional public filing such as a DEFA 14A or 8K. The additional filing needs to present strong and compelling evidence of improved performance with new information that has not been disclosed in the original proxy statement. The reiteration of the compensation committee report will not be sufficient evidence of improved committee performance.

Evidence of improved compensation committee performance includes all of the following:

The compensation committee has reviewed all components of the CEO's compensation, including the following:

     -    Base salary, bonus, long-term incentives

     - Accumulative realized and unrealized stock option and restricted stock gains

     - Dollar value of perquisites and other personal benefits to the CEO and the cost to the company

     - Earnings and accumulated payment obligations under the company's nonqualified deferred compensation program

     - Actual projected payment obligations under the company's supplemental executive retirement plan (SERPs)

A tally sheet setting forth all the above components was prepared and reviewed affixing dollar amounts under the various payout scenarios.

A tally sheet with all the above components should be disclosed for the following termination scenarios:

     -    Payment if termination occurs within 12 months: $_____

     -    Payment if "not for cause" termination occurs within 12 months:
          $______

     -    Payment if "change of control" termination occurs within 12 months:
          $_____

The compensation committee is committed to provide additional information on the named executives' annual cash bonus program and/or long-term incentive cash plan for the current fiscal year. The compensation committee will provide full disclosure of the qualitative and quantitative performance criteria and hurdle rates used to determine the payouts of the cash program. From this disclosure, shareholders will know the minimum level of performance required for any cash bonus to be delivered as well as the maximum cash bonus payable for superior performance.

The repetition of the compensation committee report does not meet ISS' requirement of compelling and strong evidence of improved disclosure. The level of transparency and disclosure is at the highest level where shareholders can understand the mechanics of the annual cash bonus and/or long-term incentive cash plan based on the additional disclosure.

(1) The compensation committee is committed to grant a substantial portion of performance-based equity awards to the named executive officers. A substantial portion of performance-based awards would be at least 50 percent of the shares awarded to each of the named executive officers. Performance-based equity awards are earned or paid out based on the achievement of company performance targets. The company will disclose the details of the performance criteria (e.g., return on equity) and the hurdle rates (e.g., 15 percent) associated with the performance targets. From this disclosure, shareholders will know the minimum level of performance required for any equity grants to be made. The performance-based equity awards do not refer to non-qualified stock options' or performance-accelerated grants2. Instead, performance-based equity awards are performance-contingent grants where the individual will not receive the equity grant by not meeting the target performance and vice versa.

The level of transparency and disclosure is at the highest level where shareholders can understand the mechanics of the performance-based equity awards based on the additional disclosure.

(2) The compensation committee has the sole authority to hire and fire outside compensation consultants. The role of the outside compensation consultant is to assist the compensation committee to analyze executive pay packages or contracts and understand the company's financial measures.

Based on the additional disclosure of improved performance of the compensation committee, ISS will generally vote FOR the compensation committee members up for annual election and vote FOR the employee-based stock plan if there is one on the ballot. However, ISS is not likely to vote FOR the compensation committee members and/or the employee-based stock plan if ISS believes the company has not provided compelling and sufficient evidence of transparent additional disclosure of executive compensation based on the above requirements.

DIRECTOR COMPENSATION

Votes on compensation plans for directors are determined on a CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.

On occasion, director stock plans that set aside a relatively small of shares when combined with employee or executive stock compensation plans exceed the allowable cap. In such cases, starting proxy season 2005, ISS will supplement the analytical approach with a qualitative review of board compensation for companies, taking into consideration:

     -    Director stock ownership guidelines

----------
(1) Non-qualified stock options are not performance-based awards unless the grant or the vesting of the stock options is tied to the achievement of a pre-determined and disclosed performance measure. A rising stock market will generally increase share prices of all companies, despite of the company's underlying performance.

(2) Performance-accelerated grants are awards that vest earlier based on the achievement of a specified measure. However, these grants will ultimately vest over time even without the attainment of the goal(s).

          - A minimum of three times the annual cash retainer.

     -    Vesting schedule or mandatory holding/deferral period

          - A minimum vesting of three years for stock options or restricted stock, or

          - Deferred stock payable at the end of a three-year deferral period.

     -    Mix between cash and equity

          - A balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity.

          - If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

     -    Retirement/Benefit and Perquisites programs

          - No retirement/benefits and perquisites provided to non-employee directors.

     -    Quality of disclosure

          - Provide detailed disclosure on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

For ISS to recommend a vote FOR director equity plans based on the above qualitative features, a company needs to demonstrate that it meets all the above qualitative features in its proxy statement.

STOCK PLANS IN LIEU OF CASH

Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.

Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.

Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered in the quantitative model. However, the cost would be lower than full-value awards since part of the deferral compensation is in-lieu-of cash compensation.

DIRECTOR RETIREMENT PLANS

Vote AGAINST retirement plans for non-employee directors.

Vote FOR shareholder proposals to eliminate retirement plans for non-employee directors.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO RE-PRICE OPTIONS

Votes on management proposals seeking approval to re-price options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

     -    Historic trading patterns

     -    Rationale for the re-pricing

     -    Value-for-value exchange

     -    Treatment of surrendered options

     -    Option vesting

     -    Term of the option

     -    Exercise price

     -    Participation

QUALIFIED EMPLOYEE STOCK PURCHASE PLANS

Votes on qualified employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

     -    Purchase price is at least 85 percent of fair market value

     -    Offering period is 27 months or less, and

     - The number of shares allocated to the plan is ten percent or less of the outstanding shares

Vote AGAINST qualified employee stock purchase plans where any of the following apply:

     -    Purchase price is less than 85 percent of fair market value, or

     -    Offering period is greater than 27 months, or

     - The number of shares allocated to the plan is more than ten percent of the outstanding shares

NONQUALIFIED EMPLOYEE STOCK PURCHASE PLANS

Votes on nonqualified employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR nonqualified employee stock purchase plans with all the following features:

     - Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company)

     - Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary

     - Company matching contribution up to 25 percent of employee's contribution, which is effectively a discount of 20 percent from market value

     - No discount on the stock price on the date of purchase since there is a company matching contribution

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria.

INCENTIVE BONUS PLANS AND TAX DEDUCTIBILITY PROPOSALS (OBRA-RELATED COMPENSATION PROPOSALS)

Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(K) EMPLOYEE BENEFIT PLANS

Vote FOR proposals to implement a 40 1(k) savings plan for employees.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

Vote AGAINST shareholder proposals requiring director fees be paid in stock only. Vote FOR shareholder proposals to put option re-pricings to a shareholder vote.

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

OPTION EXPENSING

Generally vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date

PERFORMANCE-BASED AWARDS

Generally vote FOR shareholder proposals advocating the use of performance-based awards like indexed, premium-priced, and performance-vested options or performance-based shares, unless:

     - The proposal is overly restrictive (e.g., it mandates that awards to all employees must be performance-based or all awards to top executives must be a particular type, such as indexed options)

     - The company demonstrates that it is using a substantial portion of performance-based awards for its top executives

GOLDEN PARACHUTES AND EXECUTIVE SEVERANCE AGREEMENTS

Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include the following:

     -    The triggering mechanism should be beyond the control of management

     - The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs

     - Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. ISS defines change in control as a change in the company ownership structure

PENSION PLAN INCOME ACCOUNTING

Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.

SUPPLEMENTAL EXECUTIVE RETIREMENT PLANS (SERP5)

Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company's executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

8.   Social and Environmental Issues

                        CONSUMER ISSUES AND PUBLIC SAFETY

ANIMAL RIGHTS

Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:

     - The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products),

     - The availability and feasibility of alternatives to animal testing to ensure product safety, and

     -    The degree that competitors are using animal-free testing

Generally vote FOR proposals seeking a report on the company's animal welfare standards unless:

     - The company has already published a set of animal welfare standards and monitors compliance

     - The company's standards are comparable to or better than those of peer firms, and

     - There are no serious controversies surrounding the company's treatment of animals

DRUG PRICING

Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:

     -    Whether the proposal focuses on a specific drug and region

     - Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in

     - terms of reduced profits, lower R&D spending, and harm to competitiveness

     - The extent that reduced prices can be offset through the company's marketing budget without affecting

     -    R&D spending

     -    Whether the company already limits price increases of its products

     - Whether the company already contributes life -saving pharmaceuticals to the needy and Third World countries

     -    The extent that peer companies implement price restraints

GENETICALLY MODIFIED FOODS

Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:

     - The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution

     - The quality of the company's disclosure on GE product labeling and related voluntary initiatives and how this disclosure compares with peer company disclosure

     - Company's current disclosure on the feasibility of GE product labeling, including information on the related costs

     - Any voluntary labeling initiatives undertaken or considered by the company

     - Vote CASE-BY-CASE on proposals asking for the preparation of a report on the financial, legal, and environmental impact of continued use of GE ingredients/seeds

     - The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution

     - The quality of the company's disclosure on risks related to GE product use and how this disclosure compares with peer company disclosure

     - The percentage of revenue derived from international operations, particularly in Europe, where GE products are more regulated and consumer backlash is more pronounced

Vote AGAINST proposals seeking a report on the health and environmental effects of genetically modified organisms (GMOs). Health studies of this sort are better undertaken by regulators and the scientific community. Vote AGAINST proposals to completely phase out GE ingredients from the company's products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company's products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to federal regulators) that outweigh the economic benefits derived from biotechnology.

HANDGUNS

Generally vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

HIV/AIDS

Vote CASE-BY-CASE on requests for reports outlining the impact of the health pandemic (HIV/AIDS, malaria and tuberculosis) on the company's Sub-Saharan operations and how the company is responding to it, taking into account:

     - The nature and size of the company's operations in Sub-Saharan Africa and the number of local employees

     - The company's existing healthcare policies, including benefits and healthcare access for local workers

     -    Company donations to healthcare providers operating in the region

Vote AGAINST proposals asking companies to establish, implement, and report on a standard of response to the HIV/AIDS, TB, and Malaria health pandemic in Africa and other developing countries, unless the company has significant operations in these markets and has failed to adopt policies and/or procedures to address these issues comparable to those of industry peers.

PREDATORY LENDING

Vote CASE-BY CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:

     - Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices

     - Whether the company has adequately disclosed the financial risks of its sub-prime business

     - Whether the company has been subject to violations of lending laws or serious lending controversies

     -    Peer companies' policies to prevent abusive lending practices

TOBACCO

Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

Second-hand smoke:

     -    Whether the company complies with all local ordinances and regulations

     - The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness

     -    The risk of any health-related liabilities.

Advertising to youth:

     - Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations

     - Whether the company has gone as far as peers in restricting advertising

     - Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth

     -    Whether restrictions on marketing to youth extend to foreign countries

Cease production of tobacco-related products or avoid selling products to tobacco companies:

     -    The percentage of the company's business affected

     - The economic loss of eliminating the business versus any potential tobacco-related liabilities.

Spin-off tobacco-related businesses:

     -    The percentage of the company's business affected

     -    The feasibility of a spin-off

     -    Potential future liabilities related to the company's tobacco business

Stronger product warnings:

Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks:

Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

                             ENVIRONMENT AND ENERGY

ARCTIC NATIONAL WILDLIFE REFUGE

Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:

     - New legislation is adopted allowing development and drilling in the ANWR region;

     -    The company intends to pursue operations in the ANWR; and

The company does not currently disclose an environmental risk report for their operations in the ANWR.

CERES PRINCIPLES

Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:

     - The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES

     - The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills

     - Environmentally conscious practices of peer companies, including endorsement of CERES

     -    Costs of membership and implementation.

ENVIRONMENTAL-ECONOMIC RISK REPORT

Vote CASE by CASE on proposals requesting an economic risk assessment of environmental performance considering:

     -    The feasibility of financially quantifying environmental risk factors,

     - The company's compliance with applicable legislation and/or regulations regarding environmental performance,

     -    The costs associated with implementing improved standards,

     - The potential costs associated with remediation resulting from poor environmental performance, and

     - The current level of disclosure on environmental policies and initiatives.

ENVIRONMENTAL REPORTS

Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.

GLOBAL WARMING

Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company's line of business.

Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.

RECYCLING

Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

     -    The nature of the company's business and the percentage affected

     -    The extent that peer companies are recycling

     -    The timetable prescribed by the proposal

     -    The costs and methods of implementation

     - Whether the company has a poor environmental track record, such as violations of federal and state regulations

RENEWABLE ENERGY

In general, vote FOR requests for reports on the feasibility of developing renewable energy sources unless the report is duplicative of existing disclosure or irrelevant to the company's line of business.

Generally vote AGAINST proposals requesting that the company invest in renewable energy sources. Such decisions are best left to management's evaluation of the feasibility and financial impact that such programs may have on the company.

SUSTAINABILITY REPORT

Generally vote FOR proposals requesting the company to report on policies and initiatives related to social, economic, and environmental sustainability, unless:

     - The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; comprehensive Code of Corporate Conduct; and/or Diversity Report; or

     - The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

                            GENERAL CORPORATE ISSUES

OUTSOURCING/ OFFSHORING

Vote Case by Case on proposals calling for companies to report on the risks associated with outsourcing, considering:

     -    Risks associated with certain international markets

     -    The utility of such a report to shareholders

     - The existence of a publicly available code of corporate conduct that applies to international operations

LINK EXECUTIVE COMPENSATION TO SOCIAL PERFORMANCE

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

     -    The relevance of the issue to be linked to pay

     - The degree that social performance is already included in the company's pay structure and disclosed

     - The degree that social performance is used by peer companies in setting pay

     - Violations or complaints filed against the company relating to the particular social performance measure

     - Artificial limits sought by the proposal, such as freezing or capping executive pay

     -    Independence of the compensation committee

     -    Current company pay levels.

CHARITABLE/POLITICAL CONTRIBUTIONS

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

     - The company is in compliance with laws governing corporate political activities, and

     - The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

                        LABOR STANDARDS AND HUMAN RIGHTS

CHINA PRINCIPLES

Vote AGAINST proposals to implement the China Principles unless:

     - There are serious controversies surrounding the company's China operations, and

     - The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

COUNTRY-SPECIFIC HUMAN RIGHTS REPORTS

Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on:

     -    The nature and amount of company business in that country

     -    The company's workplace code of conduct

     -    Proprietary and confidential information involved

     -    Company compliance with U.S. regulations on investing in the country

     -    Level of peer company involvement in the country.

INTERNATIONAL CODES OF CONDUCT/VENDOR STANDARDS

Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

     - The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent

     -    Agreements with foreign suppliers to meet certain workplace standards

     -    Whether company and vendor facilities are monitored and how

     -    Company participation in fair labor organizations

     -    Type of business

     -    Proportion of business conducted overseas

     -    Countries of operation with known human rights abuses

     - Whether the company has been recently involved in significant labor and human rights controversies or violations

     -    Peer company standards and practices

     -    Union presence in company's international factories

Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:

     - The company does not operate in countries with significant human rights violations

     -    The company has no recent human rights controversies or violations, or

     - The company already publicly discloses information on its vendor standards compliance.

MACBRIDE PRINCIPLES

Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:

     -    Company compliance with or violations of the Fair Employment Act of
          1989

     - Company antidiscrimination policies that already exceed the legal requirements

     -    The cost and feasibility of adopting all nine principles

The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles)

     -    The potential for charges of reverse discrimination

     - The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted

     -    The level of the company's investment in Northern Ireland

     -    The number of company employees in Northern Ireland

     -    The degree that industry peers have adopted the MacBride Principles

     - Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.

                                MILITARY BUSINESS

FOREIGN MILITARY SALES/OFFSETS

Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

LANDMINES AND CLUSTER BOMBS

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:

     -    Whether the company has in the past manufactured landmine components

     -    Whether the company's peers have renounced future production

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:

     -    What weapons classifications the proponent views as cluster bombs

     - Whether the company currently or in the past has manufactured cluster bombs or their components

     -    The percentage of revenue derived from cluster bomb manufacture

     -    Whether the company's peers have renounced future production

NUCLEAR WEAPONS

Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.

OPERATIONS IN NATIONS SPONSORING TERRORISM (IRAN)

Vote CASE-BY-CASE on requests for a board committee review and report outlining the company's financial and reputational risks from its operations in Iran, taking into account current disclosure on:

     - The nature and purpose of the Iranian operations and the amount of business involved (direct and indirect revenues and expenses) that could be affected by political disruption

     -    Compliance with U.S. sanctions and laws

SPACED-BASED WEAPONIZATION

Generally vote FOR reports on a company's involvement in spaced-based weaponization unless:

     -    The information is already publicly available or

          The disclosures sought could compromise proprietary information.

                               WORKPLACE DIVERSITY

BOARD DIVERSITY

Generally vote FOR reports on the company's efforts to diversify the board, unless:

     - The board composition is reasonably inclusive in relation to companies of similar size and business or

     - The board already reports on its nominating procedures and diversity initiatives.

Generally vote AGAINST proposals that would call for the adoption of specific committee charter language regarding diversity initiatives unless the company fails to publicly disclose existing equal opportunity or nondiscrimination policies.

Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:

     -    The degree of board diversity

     -    Comparison with peer companies

     -    Established process for improving board diversity

     -    Existence of independent nominating committee

     -    Use of outside search firm

     -    History of EEO violations

EQUAL EMPLOYMENT OPPORTUNITY (EEO)

Generally vote FOR reports outlining the company's affirmative action initiatives unless all of the following apply:

     -    The company has well-documented equal opportunity programs

     - The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

     -    The company has no recent EEO-related violations or litigation.

Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

GLASS CEILING

Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:

     -    The composition of senior management and the board is fairly inclusive

     - The company has well-documented programs addressing diversity initiatives and leadership development

     - The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

     - The company has had no recent, significant EEO-related violations or litigation

SEXUAL ORIENTATION

Vote FOR proposals seeking to amend a company's EEO statement in order to prohibit discrimination based on sexual orientation, unless the change would result in excessive costs for the company. Vote AGAINST proposals to ext end company benefits to or eliminate benefits from domestic partners. Benefits decisions should be left to the discretion of the company.

10.  Mutual Fund Proxies

ELECTION OF DIRECTORS

Vote the election of directors on a CASE-BY-CASE basis, considering the following factors: board structure; director independence and qualifications; and compensation of directors within the fund and the family of funds attendance at board and committee meetings.

Votes should be withheld from directors who:

     - attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable.

     - In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

     - ignore a shareholder proposal that is approved by a majority of shares outstanding;

     - ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years;

     -    are interested directors and sit on the audit or nominating committee;
          or

     -    are interested directors and the full board serves as the audit or

     - nominating committee or the company does not have one of these committees.

CONVERTING CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis, considering the following factors: past performance as a closed-end fund; market in which the fund invests; measures taken by the board to address the discount; and past shareholder activism, board activity, and votes on related proposals.

PROXY CONTESTS

Votes on proxy contests should be determined on a CASE-BY-CASE basis, considering the following factors:

     -    Past performance relative to its peers

     -    Market in which fund invests

     -    Measures taken by the board to address the issues

     - Past shareholder activism, board activity, and votes on related proposals

     -    Strategy of the incumbents versus the dissidents

     -    Independence of directors

     -    Experience and skills of director candidates

     -    Governance profile of the company

     -    Evidence of management entrenchment

INVESTMENT ADVISORY AGREEMENTS

Votes on investment advisory agreements should be determined on a CASE-BY-CASE basis, considering the following factors:

     -    Proposed and current fee schedules

     -    Fund category/investment objective

     -    Performance benchmarks

     -    Share price performance as compared with peers

     -    Resulting fees relative to peers

     -    Assignments (where the advisor undergoes a change of control)

APPROVING NEW CLASSES OR SERIES OF SHARES

Vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Votes on the authorization for or increase in preferred shares should be determined on a CASE-BY-CASE basis, considering the following factors: stated specific financing purpose, possible dilution for common shares, and whether the shares can be used for anti-takeover purposes

1940 ACT POLICIES

Votes on 1940 Act policies should be determined on a CASE-BY-CASE basis, considering the following factors:

     - potential competitiveness; regulatory developments; current and potential returns; and current and potential risk.

Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with t he current SEC interpretation.

CHANGING A FUNDAMENTAL RESTRICTION TO A NON-FUNDAMENTAL RESTRICTION

Proposals to change a fundamental restriction to a non-fundamental restriction should be evaluated on a CASE- BY-CASE basis, considering the following factors: the fund's target investments, the reasons given by the fund for the change, and the projected impact of the change on the portfolio.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NON-FUNDAMENTAL

Vote AGAINST proposals to change a fund's fundamental investment objective to non-fundamental.

NAME CHANGE PROPOSALS

Votes on name change proposals should be determined on a CASE-BY-CASE basis, considering the following factors: political/economic changes in the target market, consolidation in the target market, and current asset composition

CHANGE IN FUND'S SUB-CLASSIFICATION

Votes on changes in a fund's sub-classification should be determined on a CASE-BY-CASE basis, considering the following factors: potential competitiveness, current and potential returns, risk of concentration, and consolidation in target industry

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote these proposals on a CASE-BY-CASE basis, considering the following factors: strategies employed to salvage the company; the fund's past performance; and terms of the liquidation.

CHANGES TO THE CHARTER DOCUMENT

Votes on changes to the charter document should be determined on a CASE-BY-CASE basis, considering the following factors:

     -    The degree of change implied by the proposal

     -    The efficiencies that could result

     -    The state of incorporation

     -    Regulatory standards and implications

Vote AGAINST any of the following changes:

     - Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series

     - Removal of shareholder approval requirement for amendments to the new declaration of trust

     - Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act

     - Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares

     - Removal of shareholder approval requirement to engage in and terminate sub-advisory arrangements

Removal of shareholder approval requirement to change the domicile of the fund

CHANGING THE DOMICILE OF A FUND

Vote re-incorporations on a CASE-BY-CASE basis, considering the following factors:

     - regulations of both states; required fundamental policies of both states; and the increased flexibility available.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUB-ADVISORS WITHOUT SHAREHOLDER APPROVAL

Vote AGAINST proposals authorizing the board to hire/terminate sub-advisors without shareholder approval.

DISTRIBUTION AGREEMENTS

Vote these proposals on a CASE-BY-CASE basis, considering the following factors:

     - fees charged to comparably sized funds with similar objectives, the proposed distributor's reputation and past performance, the competitiveness of the fund in the industry, and terms of the agreement.

MASTER-FEEDER STRUCTURE

Vote FOR the establishment of a master-feeder structure.

MERGERS

Vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

     - resulting fee structure, performance of both funds, continuity of management personnel, and changes in corporate governance and their impact on shareholder rights.

SHAREHOLDER PROPOSALS TO ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

SHAREHOLDER PROPOSALS TO REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

SHAREHOLDER PROPOSALS TO TERMINATE THE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a CASE-BY-CASE basis, considering the following factors: performance of the fund's NAV, the fund's history of shareholder relations, and the performance of other funds under the advisor's management.

     - performance of the fund's NAV, the fund's history of shareholder relations, and the performance of other funds under the advisor's management.

                                   APPENDIX F


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

     A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.


All information listed below is as of February 1, 2006.


AIM V.I. AGGRESSIVE GROWTH FUND


                                                     SERIES I           SERIES II
                                                      SHARES             SHARES
                                                 PERCENTAGE OWNED   PERCENTAGE OWNED
NAME AND ADDRESS OF                                     OF                 OF
PRINCIPAL HOLDER                                      RECORD             RECORD
----------------------------------------------   ----------------   ----------------
ALLMERICA FINANCIAL LIFE INS & ANNUITY COMPANY           %
ATTN: LYNNE MCENTEGART SEP ACCT
440 LINCOLN STREET
MAILSTOP S-310
WORCESTER MA 01653-0001

ALLSTATE LIFE INSURANCE COMPANY                          %
PO BOX 94200
PALATINE IL 60094-4200

ALLSTATE LIFE INSURANCE CO                                                  %
PO BOX 94200
PALATINE IL 60094-4200

GUARDIAN INSURANCE & ANNUITY                                                %
ATTN: PAUL IANNELLI
3900 BURGESS PL
EQUITY ACCOUNTING 3-S
BETHLEHEM PA 18017-9097

HARTFORD LIFE AND ANNUITY                                %
SEPARATE ACCOUNT
ATTN DAVE TEN BROECK
P.O. BOX 2999
HARTFORD CT 06104-2999

HARTFORD LIFE SEPARATE ACCOUNT                           %
ATTN: DAVE TEN BROECK
P.O. BOX 2999
HARTFORD CT 06104-2999

MINNESOTA LIFE INSURANCE CO.                                                %
400 ROBERT ST N
ST PAUL MN 55101-2015

AIM V.I. AGGRESSIVE GROWTH FUND


                                                     SERIES I           SERIES II
                                                      SHARES             SHARES
                                                 PERCENTAGE OWNED   PERCENTAGE OWNED
NAME AND ADDRESS OF                                     OF                 OF
PRINCIPAL HOLDER                                      RECORD             RECORD
----------------------------------------------   ----------------   ----------------
PAUL IANNELLI                                                               %
3900 BURGESS PLACE
EQUITY ACCPUNTING 3-S
BETHLEHEM PA 18017-9097

SYMETRA LIFE INSURANCE COMPANY                           %
ATTN MICHAEL ZHANG
4854 154TH PLACE NE
REDMOND WA 98052-9664



AIM V.I. BASIC BALANCED FUND



                                                     SERIES I           SERIES II
                                                      SHARES             SHARES
                                                 PERCENTAGE OWNED   PERCENTAGE OWNED
NAME AND ADDRESS OF                                     OF                 OF
PRINCIPAL HOLDER                                      RECORD             RECORD
----------------------------------------------   ----------------   ----------------
ALLSTATE LIFE INS CO OF NEW YORK                         %
NY PROPRIETARY
P.O. BOX 94200
PALATINE IL 60094-4200

ALLSTATE LIFE OF NEW YORK                                                   %
3100 SANDERAS ROAD
NORTHBROOK IL 60062-7155

ALLSTATE LIFE INSURANCE CO.                              %
ATTN: FINANCIAL CONTROL - CIGNA
P.O. BOX 94200
PALATINE IL 60094-4200

ALLSTATE LIFE INSURANCE COMPANY                          %
P.O. BOX 94200
PALATINE IL 60094-4200

ALLSTATE LIFE INSURANCE COMPANY                          %
P.O. BOX 94200
PALATINE IL 60094-4200

ALLSTATE LIFE INSURANCE COMPANY                          %
P.O. BOX 94200
PALATINE IL 60094-4200

ALLSTATE LIFE INSURANCE CO                                                  %
PO BOX 94200
PALATINE IL 60094-4200

AIM V.I. BASIC BALANCED FUND



                                                     SERIES I           SERIES II
                                                      SHARES             SHARES
                                                 PERCENTAGE OWNED   PERCENTAGE OWNED
NAME AND ADDRESS OF                                     OF                 OF
PRINCIPAL HOLDER                                      RECORD             RECORD
----------------------------------------------   ----------------   ----------------
MINNESOTA LIFE INSURANCE CO                                                 %
400 ROBERT ST N
ST PAUL MN 55101-2015

UNION CENTRAL LIFE INSURANCE                             %
FBO VARIABLE UNIVERSAL LIFE
ATTN ROBERTA UJVARY
PO BOX 40888
CINCINNATI OH 45240-0888


AIM V.I. BASIC VALUE FUND


                                                     SERIES I           SERIES II
                                                      SHARES             SHARES
                                                 PERCENTAGE OWNED   PERCENTAGE OWNED
NAME AND ADDRESS OF                                     OF                 OF
PRINCIPAL HOLDER                                      RECORD             RECORD
----------------------------------------------   ----------------   ----------------
ALLMERICA FINANCIAL LIFE INS & ANNUITY COMPANY                              %
ATTN: LYNNE MCENTEGART SEP ACCOUNT
440 LINCOLN STSREET
MAILSTOP S-310
WORCESTER MA 01653-0001

ALLSTATE LIFE INSURANCE COMPANY                          %
P.O. BOX 94200
PALATINE IL 60094-4200

ALLSTATE LIFE INSURANCE CO                                                  %
3100 SANDERS RD STE K4A
NORTHBROOK IL 60062-7154

AMERICAN ENTERPRISE LIFE INS CO                                             %
1497 AXP FINANCIAL CTR
MINNEAPOLIS MN 55474-0014

GE LIFE AND ANNUITY ASSURANCE CO                                            %
VARIABLE EXTRA CREDIT
ATTN: VARIABLE ACCOUNTING
6610 W BROAD ST
RICHMOND VA 23230-1702

HARTFORD LIFE AND ANNUITY                                %
SEPARATE ACCOUNT
ATTN DAVE TEN BROECK
PO BOX 2999
HARTFORD CT 06104-2999

AIM V.I. BASIC BALANCED FUND


                                                     SERIES I           SERIES II
                                                      SHARES             SHARES
                                                 PERCENTAGE OWNED   PERCENTAGE OWNED
NAME AND ADDRESS OF                                     OF                 OF
PRINCIPAL HOLDER                                      RECORD             RECORD
----------------------------------------------   ----------------   ----------------
HARTFORD LIFE SEPARATE ACCOUNT                           %
ATTN DAVE TEN BROECK
PO BOX 2999
HARTFORD CT 06104-2999

LINCOLN BENEFIT LIFE                                     %
2940 S 84TH ST
LINCOLN NE 68506-4142

NATIONWIDE INSURANCE COMPANY NWVAII                                         %
C/O IPO PORTFOLIO ACCOUNTING
P.O. BOX 182029
COLUMBUS OH 43218-2029

TRANSAMERICA LIFE INSURANCE CO                                              %
LANDMARK
ATTN  FMD OPERATIONAL ACCOUNTING
4333 EDGEWOOD RD NE
CEDAR RAPIDS IA 52499-0001

TRANSAMERICA LIFE INSURANCE CO                                              %
EXTRA
ATTN  FMD OPERATIONAL ACCOUNTING
4333 EDGEWOOD DR NE
CEDAR RAPIDS IA 52499-0001


AIM V.I. BLUE CHIP FUND


                                                     SERIES I           SERIES II
                                                      SHARES             SHARES
                                                 PERCENTAGE OWNED   PERCENTAGE OWNED
NAME AND ADDRESS OF                                     OF                 OF
PRINCIPAL HOLDER                                      RECORD             RECORD
----------------------------------------------   ----------------   ----------------
ALLMERICA FINANCIAL LIFE INS & ANNUITY COMPANY           %
ATTN: LYNNE MCENTEGART SEP ACCOUNT
440 LINCOLN STREET
MAILSTOP S-310
WORCESTER MA 01653-0001

ALLSTATE LIFE OF NEW YORK                                                   %
3100 SANDERAS ROAD
NORTHBROOK IL 60061-7155

ALLSTATE LIFE INS CO OF NEW YORK                         %
P.O. BOX 94200
PALATINE IL 60094-4200

AIM V.I. BLUE CHIP FUND


                                      SERIES I           SERIES II
                                       SHARES             SHARES
                                  ----------------   ----------------
                                  PERCENTAGE OWNED   PERCENTAGE OWNED
NAME AND ADDRESS OF                      OF                 OF
PRINCIPAL HOLDER                       RECORD             RECORD
-------------------               ----------------   ----------------
ALLSTATE LIFE INSURANCE COMPANY           %
P.O. BOX 94200
PALATINE IL 60094-4200

ALLSTATE LIFE INSURANCE CO                                   %
PO BOX 94200
PALATINE IL 60094-4200

HARTFORD LIFE                             %
SEPARATE ACCOUNT
ATTN DAVE TEN BROECK
P.O. BOX 2999
HARTFORD CT 06104-2999

HARTFORD LIFE AND ANNUITY                 %
SEPARATE ACCOUNT
ATTN: DAVE TEN BROECK
PO BOX 2999
HARTFORD CT 06104-2999


AIM V.I. CAPITAL APPRECIATION FUND


                                      SERIES I           SERIES II
                                       SHARES             SHARES
                                  ----------------   ----------------
                                  PERCENTAGE OWNED   PERCENTAGE OWNED
NAME AND ADDRESS OF                      OF                 OF
PRINCIPAL HOLDER                       RECORD             RECORD
-------------------               ----------------   ----------------
ALLSTATE LIFE INSURANCE CO                %
ATTN FINANCIAL CONTROL- CIGNA
P.O. BOX 94200
PALATINE IL 60094-4200

ALLSTATE LIFE INSURANCE COMPANY           %
PO BOX 94200
PALATINE IL 60094-4200

HARTFORD LIFE AND ANNUITY                 %
SEPARATE ACCOUNT
ATTN: DAVE TEN BROECK
PO BOX 2999
HARTFORD CT 06104-2999

IDS LIFE INSURANCE CO                     %                  %
222 AXP FINANCIAL CENTER
MINNEAPOLIS MN 55474-0002

AIM V.I. CAPITAL APPRECIATION FUND


                                          SERIES I           SERIES II
                                           SHARES             SHARES
                                      PERCENTAGE OWNED   PERCENTAGE OWNED
NAME AND ADDRESS OF                          OF                 OF
PRINCIPAL HOLDER                           RECORD             RECORD
-------------------                   ----------------   ----------------
MERRILL LYNCH PIERCE FENNER & SMITH           %
FBO THE SOLE BENEFIT OF CUSTOMERS
4800 DEER LAKE DR E
JACKSONVILLE FL 32246-6484

NATIONWIDE INSURANCE CO NWVAII                                   %
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS OH 43218-2029

RELISTAR INSURANCE CO OF NEW YORK             %
ATTN: FUND OPERATIONS
151 FARMINGTON AVE TN41
HARTFORD CT 06156-0001

TRANSAMERICA LIFE INSURANCE CO.                                  %
LANDMARK
ATTN FMD OPERATIONAL ACCOUNTING
4333 EDGEWOOD RD NE
CEDAR RAPIDS IA 52499-0001

TRAVELERS INSURANCE COMPANY                                      %
ATTN SHAREHOLDER ACCOUNTING
ONE TOWER SQUARE 6MS
HARTFORD CT 06183-0002


AIM V.I. CAPITAL DEVELOPMENT FUND


                                      SERIES I           SERIES II
                                       SHARES             SHARES
                                  PERCENTAGE OWNED   PERCENTAGE OWNED
NAME AND ADDRESS OF                     OF                 OF
PRINCIPAL HOLDER                       RECORD             RECORD
-------------------               ----------------   ----------------
ALLSTATE LIFE INSURANCE COMPANY           %
P.O. BOX 94200
PALATINE IL 60094-4200

IDS LIFE INSURANCE CO                     %                  %
222 AXP FINANCIAL CENTER
MINNEAPOLIS MN 55474-0002

JOHN HANCOCK LIFE ACCOUNT H                                  %
JOHN HANCOCK SIGNATURE SERVICES
FUND OPERATIONS - 5TH FLOOR
529 MAIN STREET
CHARLES MA 02129-1125

AIM V.I. CAPITAL DEVELOPMENT FUND


                                      SERIES I           SERIES II
                                       SHARES             SHARES
                                  PERCENTAGE OWNED   PERCENTAGE OWNED
NAME AND ADDRESS OF                     OF                 OF
PRINCIPAL HOLDER                       RECORD             RECORD
-------------------               ----------------   ----------------
NATIONWIDE INSURANCE CO  NWVAII                              %
C/O IPO PORTFOLIO ACCOUNTING
P.O. BOX 182029
COLUMBUS OH 43218-2029

NATIONWIDE INSURANCE CO                   %
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS OH 43218-2029


AIM V.I. CORE EQUITY FUND


                                         SERIES I           SERIES II
                                          SHARES             SHARES
                                      PERCENTAGE OWNED   PERCENTAGE OWNED
NAME AND ADDRESS OF                         OF                 OF
PRINCIPAL HOLDER                          RECORD             RECORD
-------------------                  ----------------   ----------------
ALLSTATE LIFE INSURANCE CO                                      %
PO BOX 94200
PALATINE IL 60094-4200

ALLSTATE LIFE INSURANCE COMPANY              %
PO BOX 94200
PALATINE IL 60094-4200

IDS LIFE INSURANCE COMPANY                   %
222 AXP FINANCIAL CTR
MINNEAPOLIS MN 55474-0002

PRUDENTIAL INSURANCE CO OF AMERICA           %
ATTN IGG FINL REP SEP ACCTS
213 WASHINGTON ST  7TH FL
NEWARK NJ 07102-2992

RELISTAR INSURANCE CO OF NEW YORK            %
ATTN: FUND OPERATIONS
151 FARMINGTON AVE TN41
HARTFORD CT 06156-0001

SAGE LIFE ASSURANCE OF AMERICA                                  %
969 HIGHRIDGE RD STE 200
STAMFORD CT 06905-1608

SUN LIFE FINANCIAL                                              %
P.O. BOX 9137
WELLESLEY HILLS MA 02481-9137

AIM V.I. CORE EQUITY FUND


                                         SERIES I           SERIES II
                                          SHARES             SHARES
                                     PERCENTAGE OWNED   PERCENTAGE OWNED
NAME AND ADDRESS OF                        OF                 OF
PRINCIPAL HOLDER                          RECORD             RECORD
-------------------                  ----------------   ----------------
TRANSAMERICA LIFE INSURANCE CO                                  %
HUNTINGTON ALLSTAR SELECT
4333 EDGEWOOD DR NE
CEDAR RAPIDS IA 52499-0001

TRANSAMERICA LIFE INSURANCE CO                                  %
ATTN: FMD OPERATIONAL ACCOUNTING
4333 EDGEWOOD RD NE
CEDAR RAPIDS IA 52499-0001


AIM V.I. CORE STOCK FUND


                                         SERIES I           SERIES II
                                          SHARES              SHARES
                                     PERCENTAGE OWNED   PERCENTAGE OWNED
NAME AND ADDRESS OF                        OF                 OF
PRINCIPAL HOLDER                          RECORD             RECORD
-------------------                  ----------------   ----------------
A I M ADVISORS, INC                                             %
ATTN: CORPORATE CONTROLLER
11 E GREENWAY PLZ STE 1919
HOUSTON TX 77046-1103

ANNUITY INVESTORS LIFE INS CO                %
ATTN: TODD GAYHART
580 WALNUT ST
CINCINNATI OH 45202-3110

CONNECTICUT GENERAL LIFE INS                 %
ATTN BRENDA CHRISTIAN H18D
280 TRUMBULL ST
P.O. BOX 2975
HARTFORD CT 06104-2975


----------
*    Owned of record and beneficially.




















** Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

                                     SERIES I     SERIES II
                                      SHARES       SHARES
                                    PERCENTAGE   PERCENTAGE
NAME AND ADDRESS OF                  OWNED OF     OWNED OF
PRINCIPAL HOLDER                      RECORD       RECORD
-------------------                 ----------   ----------
GREAT-WEST LIFE & ANNUITY                %
ATTN MUTUAL FUND TRADING 2T2
8515 E ORCHARD RD
ENGLEWOOD CO  80111-5002

SECURITY LIFE SEPARATE ACCOUNT L1        %
1475 DUNWOODY DR
WEST CHESTER PA  19380-1478



AIM V.I. DEMOGRAPHIC TRENDS FUND



                                         SERIES I     SERIES II
                                          SHARES       SHARES
                                        PERCENTAGE   PERCENTAGE
NAME AND ADDRESS OF                      OWNED OF     OWNED OF
PRINCIPAL HOLDER                          RECORD       RECORD
-------------------                     ----------   ----------
ALLSTATE LIFE INSURANCE COMPANY              %
P.O. BOX 94200
PALATINE IL 60094-4200

HARTFORD LIFE AND ANNUITY                    %
SEPARATE ACCOUNT
ATTN DAVE TEN BROECK
P.O. BOX 2999
HARTFORD CT 06104-2999

HARTFORD LIFE SEPARATE ACCOUNT               %
ATTN DAVE TEN BROECK
P.O. BOX 2999
HARTFORD CT 06104-2999

ING USA ANNUITY AND LIFE INSURANCE CO                     %
1475 DUNWOODY DRIVE
WEST CHESTER PA 19380-1478

RELIASTAR LIFE INSURANCE CO                  %
FBO SELECT LIFE 2/3
RTE 5106 PO BOX 20
MINNEAPOLIS MN 55440-0020



AIM V.I. DIVERSIFIED DIVIDEND FUND



                                   SERIES I     SERIES II
                                    SHARES       SHARES
                                  PERCENTAGE   PERCENTAGE
NAME AND ADDRESS OF                OWNED OF     OWNED OF
PRINCIPAL HOLDER                    RECORD       RECORD
-------------------               ----------   ----------


AIM V.I. DIVERSIFIED INCOME FUND


                                   SERIES I     SERIES II
                                    SHARES       SHARES
                                  PERCENTAGE   PERCENTAGE
NAME AND ADDRESS OF                OWNED OF     OWNED OF
PRINCIPAL HOLDER                    RECORD       RECORD
-------------------               ----------   ----------
ALLSTATE LIFE INSURANCE CO             %
ATTN FINANCIAL CONTROL - CIGNA
P.O. BOX 94200
PALATINE IL 60094-4200

ALLSTATE LIFE OF NEW YORK                           %
3100 SANDERS ROAD
NORTHBROOK IL 60062-7155

ALLSTATE LIFE INSURANCE COMPANY        %
PO BOX 94200
PALATINE IL 60094-4200

ALLSTATE LIFE INSURANCE COMPANY        %
PO BOX 94200
PALATINE IL 60094-4200

ALLSTATE LIFE INSURANCE CO                          %
PO BOX 94200
PALATINE IL 60094-4200

GENERAL AMERICAN LIFE INSURANCE        %
13045 TESSON FERRY RD
ST LOUIS MO 63128-3499


AIM V.I. DYNAMICS FUND


                                      SERIES I     SERIES II
                                       SHARES       SHARES
                                     PERCENTAGE   PERCENTAGE
NAME AND ADDRESS OF                   OWNED OF     OWNED OF
PRINCIPAL HOLDER                       RECORD       RECORD
-------------------                  ----------   ----------
A I M ADVISORS, INC                                    %
ATTN: CORPORATE CONTROLLER
11 E GREENWAY PLZ STE 1919
HOUSTON TX 77046-1103

ALLMERICA FIN LIFE INS & ANNU             %
440 LINCOLN ST
SEPARATE ACCOUNTING
MAIL STATION S310
WORCESTER MA 01653-0002

                                      SERIES I     SERIES II
                                       SHARES       SHARES
                                     PERCENTAGE   PERCENTAGE
NAME AND ADDRESS OF                   OWNED OF     OWNED OF
PRINCIPAL HOLDER                       RECORD       RECORD
-------------------                  ----------   ----------
AMERICAN SKANDIA LIFE ASSURANCE CO        %
ATTN INVESTMENT ACCOUNTING
P.O. BOX 883
1 CORPORATE DR
SHELTON CT 06484-6208

AMERITAS VARIABLE LIFE INSURANCE          %
5900 O STREET
LINCOLN NE 68510-2252

IDS LIFE INSURANCE COMPANY                %
222 AXP FINANCIAL CTR
MINNEAPOLIS MN 55474-0002


AIM V.I. FINANCIAL SERVICES FUND


                                         SERIES I     SERIES II
                                          SHARES       SHARES
                                        PERCENTAGE   PERCENTAGE
NAME AND ADDRESS OF                      OWNED OF     OWNED OF
PRINCIPAL HOLDER                          RECORD       RECORD
-------------------                     ----------   ----------
A I M ADVISORS, INC                                       %
ATTN: CORPORATE CONTROLLER
11 E GREENWAY PLZ STE 1919
HOUSTON TX 77046-1103

AMERICAN SKANDIA LIFE ASSURANCE CO           %
ATTN INVESTMENT ACCOUNTING
P.O. BOX 883
1 CORPORATE DR
SHELTON CT 06484-6208

CM LIFE INSURANCE CO                         %
FUND OPERATIONS
1295 STATE ST
SPRINGFIELD MA 01111-0001

IDS LIFE INSURANCE COMPANY                   %
222 AXP FINANCIAL CTR
MINNEAPOLIS MN 55474-0002

ING USA ANNUITY AND LIFE INSURANCE CO        %
1475 DUNWOODY DR
WEST CHESTER PA 19380-1478

AIM V.I. GLOBAL EQUITY FUND



                                    SERIES I     SERIES II
                                     SHARES       SHARES
                                   PERCENTAGE   PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF     OWNED OF
PRINCIPAL HOLDER                     RECORD       RECORD
-------------------                ----------   ----------




AIM V.I. GLOBAL HEALTH CARE FUND



                                         SERIES I     SERIES II
                                          SHARES       SHARES
                                        PERCENTAGE   PERCENTAGE
NAME AND ADDRESS OF                      OWNED OF     OWNED OF
PRINCIPAL HOLDER                          RECORD       RECORD
-------------------                     ----------   ----------
A I M ADVISORS, INC                                       %
ATTN: CORPORATE CONTROLLER
11 E GREENWAY PLZ STE 1919
HOUSTON TX 77046-1103

ALLMERICA FIN LIFE INS & ANNU                %
440 LINCOLN ST
SEPERATE ACCOUNTING
MAIL STATION S310
WORCESTER MA 01653-0002

AMERICAN SKANDIA LIFE ASSURANCE CO           %
ATTN INVESTMENT ACCOUNTING
P.O. BOX 883
1 CORPORATE DR
SHELTON CT 06484-6208

CM LIFE INSURANCE CO                         %
1295 STATE ST
SPRINGFIELD MA 01111-0001

ING USA ANNUITY AND LIFE INSURANCE CO        %
1475 DUNWOODY DR
WEST CHESTER PA 19380-1478


AIM V.I. GOVERNMENT SECURITIES FUND


                             SERIES I     SERIES II
                              SHARES       SHARES
                            PERCENTAGE   PERCENTAGE
NAME AND ADDRESS OF          OWNED OF     OWNED OF
PRINCIPAL HOLDER              RECORD       RECORD
-------------------         ----------   ----------
ALLSTATE LIFE OF NEW YORK                     %
3100 SANDERAS ROAD
NORTHBROOK IL 60062-7155

AIM V.I. GOVERNMENT SECURITIES FUND


                                            SERIES I           SERIES II
                                             SHARES             SHARES
NAME AND ADDRESS OF                     PERCENTAGE OWNED   PERCENTAGE OWNED
PRINCIPAL HOLDER                            OF RECORD          OF RECORD
-------------------                     ----------------   ----------------
ALLSTATE LIFE INSURANCE CO
P.O. BOX 94200                                                     %
PALATINE IL 60094-4200

GUARDIAN INSURANCE & ANNUITY - 4RE
ATTN: PAUL IANNELLI
3900 BURGESS PL                                                    %
EQUITY ACCOUNTING 3-S
BETHLEHEM PA 18017-9097

HARTFORD LIFE AND ANNUITY
SEPARATE ACCOUNT
ATTN DAVE TEN BROECK                            %
PO BOX 2999
HARTFORD CT 06104-2999

HARTFORD LIFE
SEPARATE ACCOUNT
ATTN DAVE TEN BROECK                            %
P.O. BOX 2999
HARTFORD CT 06104-2999

PAUL IANNELLI
3900 BURGESS PLACE                                                 %
BETHLEHEM PA 18017-9097

SAGE LIFE ASSURANCE OF AMERICA
969 HIGH RIDGE RD STE 200                                          %
STAMFORD CT 06905-1608

THE LINCOLN NATIONAL LIFE INS CO
ATTN SHIRLEY SMITH                                                 %
1300 SOUTH CLINTON STREET
FORT WAYNE IN 46802-3506

TRANSAMERICA LIFE INSURANCE CO
PREFERRED ADVANTAGE
ATTN FMD OPERATIONAL ACCOUNTING                                    %
4333 EDGEWOOD RD NE
CEDAR RAPIDS IA 52499

AIM V.I. GROWTH FUND


                                            SERIES I           SERIES II
                                             SHARES             SHARES
NAME AND ADDRESS OF                     PERCENTAGE OWNED   PERCENTAGE OWNED
PRINCIPAL HOLDER                            OF RECORD          OF RECORD
-------------------                     ----------------   ----------------
ALLSTATE LIFE INSURANCE CO
ATTN FINANCIAL CONTROL- CIGNA                   %
P.O. BOX 94200
PALATINE IL 60094-4200

ALLSTATE LIFE INSURANCE COMPANY
P.O. BOX 94200                                  %
PALATINE IL 60094-4200

ALLSTATE LIFE INSURANCE COMPANY
P.O. BOX 94200                                  %
PALATINE IL 60094-4200

ING USA ANNUITY AND LIFE INSURANCE CO
1475 DUNWOODY DRIVE                                                %
WEST CHESTER PA 19380

LINCOLN LIFE FLEXIBLE PREMIUM
VARIABLE LIFE ACCT
ATTN KAREN GERKA                                %
1300 CLINTON ST
MAIL STOP 4CO1
FORT WAYNE IL 46802-3518

PAUL IANNELLI
3900 BURGESS PLACE                                                 %
BETHLEHEM PA 18017-9097

PRINCIPAL LIFE INSURANCE COMPANY
ATTN: LISA DAGUE                                %
711 HIGH STREET
DES MOINES IA 50392-0002

RELISTAR INSURANCE CO OF NEW YORK
ATTN: FUND OPERATIONS                          %
151 FARMINGTON AVE TN41
HARTFORD CT 06156-0001

SUN LIFE FINANCIAL
RETIREMENT PRODUCTS & SERVICES                  %
PO BOX 9134
WELLESLEY HILLS, MA 02481-9134

SUN LIFE FINANCIAL
P.O. BOX 9137                                                      %
WELLESLEY HILLS MA 02481-9137

THE LINCOLN NATIONAL LIFE INS CO.
ATTN SHIRLEY SMITH                                                 %
1300 SOUTH CLINTON STREET
FORT WAYNE IN 46802-3506

AIM V.I. GROWTH FUND


                                            SERIES I           SERIES II
                                             SHARES             SHARES
NAME AND ADDRESS OF                     PERCENTAGE OWNED   PERCENTAGE OWNED
PRINCIPAL HOLDER                            OF RECORD          OF RECORD
-------------------                     ----------------   ----------------
TRANSAMERICA LIFE INSURANCE CO
PREFERRED ADVANTAGE
ATTN FMD OPERATIONAL ACCOUNTING                                    %
4333 EDGEWOOD RD NE
CEDAR RAPIDS IA 52499





AIM V.I. HIGH YIELD FUND


                                            SERIES I           SERIES II
                                             SHARES             SHARES
NAME AND ADDRESS OF                     PERCENTAGE OWNED   PERCENTAGE OWNED
PRINCIPAL HOLDER                            OF RECORD          OF RECORD
-------------------                     ----------------   ----------------
ALLSTATE LIFE INSURANCE COMPANY
PO BOX 94200                                    %
PALATINE IL 60094-4200

ALLSTATE LIFE INSURANCE CO
P.O. BOX 94200                                                     %
PALATINE IL 60094-4200

ALLSTATE LIFE OF NEW YORK
3100 SANDERS ROAD                                                  %
NORTHBROOK IL 60062-7155

ANNUITY INVESTORS LIFE INS CO
ATTN: TODD GAYHART
580 WALNUT ST                                   %
CINCINNATI OH 45202-3110

GREAT-WEST LIFE & ANNUITY
ANNT: MUTUAL FUND TRADING 2T2                   %
8515 E ORCHARD RD
ENGLEWOOD CO 80111-5002

HARTFORD LIFE INSURANCE CO
ATTN DAVID TEN BROECK                           %
PO BOX 2999
HARTFORD CT 06104-2999

JEFFERSON NATIONAL LIFE INSURANCE
9920 CORPORATE CAMPUS DR STE 1000               %
LOUISVILLE KY 40223-4051

                                            SERIES I           SERIES II
                                             SHARES             SHARES
NAME AND ADDRESS OF                     PERCENTAGE OWNED   PERCENTAGE OWNED
PRINCIPAL HOLDER                            OF RECORD          OF RECORD
-------------------                     ----------------   ----------------
SECURITY LIFE
UNIT VALUATIONS 2T2                             %
1475 DUNWOODY DR
WEST CHESTER PA 19380-1478



AIM V.I. INTERNATIONAL CORE EQUITY FUND



                                            SERIES I           SERIES II
                                             SHARES             SHARES
NAME AND ADDRESS OF                     PERCENTAGE OWNED   PERCENTAGE OWNED
PRINCIPAL HOLDER                            OF RECORD          OF RECORD
-------------------                     ----------------   ----------------



AIM V.I. INTERNATIONAL GROWTH FUND


                                            SERIES I           SERIES II
                                             SHARES             SHARES
NAME AND ADDRESS OF                     PERCENTAGE OWNED   PERCENTAGE OWNED
PRINCIPAL HOLDER                            OF RECORD          OF RECORD
-------------------                     ----------------   ----------------
ALLSTATE LIFE INSURANCE CO.
ATTN: FINANCIAL CONTROL-CIGNA                   %
P.O. BOX 94200
PALATINE IL 60094-4200

ALLSTATE LIFE INSURANCE COMPANY
P.O. BOX 94200                                  %
PALATINE IL 60094-4200

ALLSTATE LIFE INSURANCE COMPANY
P.O. BOX 94200                                  %
PALATINE IL  60094-4200

GE LIFE AND ANNUITY ASSURANCE CO
ATTN: VARIABLE ACCOUNTING                                          %
6610 WEST BROAD ST
RICHMOND VA 23230-1702

HARTFORD LIFE AND ANNUITY
SEPARATE ACCOUNT
ATTN: DAVE TEN BROECK                           %
PO BOX 2999
HARTFORD CT 06104-2999

AIM V.I. INTERNATIONAL GROWTH FUND


                                                SERIES I           SERIES II
                                                 SHARES             SHARES
                                            PERCENTAGE OWNED   PERCENTAGE OWNED
NAME AND ADDRESS OF                                OF                 OF
PRINCIPAL HOLDER                                 RECORD             RECORD
-------------------                         ----------------   ----------------
LINCOLN NATIONAL LIFE INSURANCE COMPANY             %
1300 S. CLINTON STREET
FORT WAYNE IN 46802-3506

LINCOLN NATIONAL LIFE INSURANCE COMPANY                               %
1300 S. CLINTON STREET
FORT WAYNE IN 46802-3506

MERRILL LYNCH LIFE INSURANCE CO                     %
FBO THE SOLE BENEFIT OF CUSTOMERS
4800 DEER LAKE DR E
JACKSONVILLE FL 32246-6484

METLIFE INVESTORS VA/VL                                               %
ATTN: STACIE GANNON
PO BOX 295
DES MOINES IA 50301-0295

NATIONWIDE INS. CO.                                                   %
C/O IPO PORTFOLIO ACCT.
P.O. BOX 182029
COLUMBUS OH 43218-2029

SAGE LIFE ASSURANCE OF AMERICA                                        %
969 HIGH RIDGE RD STE 200
STAMFORD CT 06901-1608

SECURITY BENEFIT LIFE                                                 %
FBO UNBUNDLED
C/O VARIABLE ANNUITY DEPT
1 SW SECURITY BENEFIT PL
TOPEKA KS 66606-2444

SECURITY BENEFIT LIFE                                                 %
SBL ADVANCE DESIGNS
C/O VARIABLE ANNUITY DEPT
1 SW SECURITY BENEFIT PL
TOPEKA KS 66636-0001

SUN LIFE FINANCIAL                                  %
RETIREMENT PRODUCTS & SERVICES
PO BOX 9134
WELLESLEY HILLS, MA 02481

SUN LIFE ASSURANCE COMPANY OF CANADA (US)           %
P.O. BOX 9133
WELLESLEY HILLS MA 02481-9133

AIM V.I. LARGE CAP GROWTH FUND


                                   SERIES I           SERIES II
                                    SHARES             SHARES
                               PERCENTAGE OWNED   PERCENTAGE OWNED
NAME AND ADDRESS OF                   OF                 OF
PRINCIPAL HOLDER                    RECORD             RECORD
-------------------            ----------------   ----------------
A I M ADVISORS, INC.                   %                 %
ATTN: DAVID HESSEL
11 GREENWAY PLAZA SUITE 1919
HOUSTON TX 77046-1103


AIM V.I. LEISURE FUND


                                            SERIES I           SERIES II
                                             SHARES             SHARES
                                        PERCENTAGE OWNED   PERCENTAGE OWNED
NAME AND ADDRESS OF                            OF                 OF
PRINCIPAL HOLDER                             RECORD             RECORD
-------------------                     ----------------   ----------------
A I M ADVISORS, INC                                                %
ATTN: CORPORATE CONTROLLER
11 E GREENWAY PLZ STE 1919
HOUSTON TX 77046-1103

ING USA ANNUITY AND LIFE INSURANCE CO           %
1475 DUNWOODY DR
WEST CHESTER PA 19380-1478


AIM V.I. MID CAP CORE EQUITY FUND


                                      SERIES I           SERIES II
                                       SHARES             SHARES
                                  PERCENTAGE OWNED   PERCENTAGE OWNED
NAME AND ADDRESS OF                      OF                 OF
PRINCIPAL HOLDER                       RECORD             RECORD
-------------------               ----------------   ----------------
ALLSTATE LIFE INSURANCE CO                %
3100 SANDERS RD STE K4A
NORTHBROOK IL 60062-7054

AMERICAN ENTERPRISE LIFE INS CO           %
1497 AXP FINANCIAL CTR
MINNEAPOLIC MN 55474-0014

HARTFORD LIFE AND ANNUITY                 %
SEPARATE ACCOUNT
ATTN DAVE TEN BROECK
PO BOX 2999
HARTFORD CT 06104-2999

AIM V.I. MID CAP CORE EQUITY FUND


                                       SERIES I           SERIES II
                                        SHARES             SHARES
                                   PERCENTAGE OWNED   PERCENTAGE OWNED
NAME AND ADDRESS OF                       OF                 OF
PRINCIPAL HOLDER                        RECORD             RECORD
-------------------                ----------------   ----------------
HARTFORD LIFE SEPARATE ACCOUNT             %
ATTN DAVE TEN BROECK
PO BOX 2999
HARTFORD CT 06104-2999

LINCOLN BENEFIT LIFE                                          %
2940 S 84TH ST
LINCOLN NE 68506-4142

PAUL IANNELLI                                                 %
3900 BURGESS PLACE
BETHLEHEM PA 18017-9097

SECURITY BENEFIT LIFE                                         %
1 SW SECURITY BENEFIT PL
TOPEKA KS 66606-2444

TRAVELERS INSURANCE COMPANY                                   %
ATTN SHAREHOLDER ACCOUNTING
ONE TOWER SQUARE 6MS
HARTFORD CT 06183-0002

TRAVELERS LIFE & ANNUITY COMPANY                              %
ATTN SHAREHOLDER ACCOUNTING
ONE TOWER SQUARE 6MS
HARTFORD CT 06183-0002


AIM V.I. MONEY MARKET FUND


                                      SERIES I           SERIES II
                                       SHARES             SHARES
                                  PERCENTAGE OWNED   PERCENTAGE OWNED
NAME AND ADDRESS OF                      OF                 OF
PRINCIPAL HOLDER                       RECORD             RECORD
-------------------               ----------------   ----------------
ALLSTATE LIFE INSURANCE CO                %
ATTN FINANCIAL CONTROL-CIGNA
P.O. BOX 94200
PALATINE IL 60094-4200

ALLSTATE LIFE OF NEW YORK                                    %
3100 SANDERAS ROAD
NORTHBROOK IL 60062-7155

ALLSTATE LIFE INSURANCE COMPANY           %
P.O. BOX 94200
PALATINE IL 60094-4200

AIM V.I. MONEY MARKET FUND


                                      SERIES I           SERIES II
                                       SHARES             SHARES
                                  PERCENTAGE OWNED   PERCENTAGE OWNED
NAME AND ADDRESS OF                      OF                 OF
PRINCIPAL HOLDER                       RECORD             RECORD
-------------------               ----------------   ----------------
ALLSTATE LIFE INSURANCE COMPANY           %
P.O. BOX 94200
PALATINE IL 60094-4200

ALLSTATE LIFE INSURANCE CO                                   %
PO BOX 94200
PALATINE IL 60094-4200

GENERAL AMERICAN LIFE INSURANCE           %
13045 TESSON FERRY RD
ST LOUIS MO 63128-3499

SAGE LIFE ASSURANCE OF AMERICA            %
969 HIGHRIDGE RD, STE 200
STAMFORD, CT 06905


AIM V.I. PREMIER EQUITY FUND


                                          SERIES I           SERIES II
                                           SHARES             SHARES
                                      PERCENTAGE OWNED   PERCENTAGE OWNED
NAME AND ADDRESS OF                          OF                 OF
PRINCIPAL HOLDER                           RECORD             RECORD
-------------------                   ----------------   ----------------
ALLSTATE LIFE INSURANCE CO                    %
3100 SANDERS RD STE K4A
NORTHBROOK IL 60062-7154

ALLSTATE LIFE INSURANCE CO                    %
ATTN FINANCIAL CONTROL-CIGNA
P.O. BOX 94200
PALATINE IL 60094-4200

HARTFORD LIFE AND ANNUITY                     %
SEPARATE ACCOUNT
ATTN DAVE TEN BROECK
P.O. BOX 2999
HARTFORD CT 06104-2999

MERRILL LYNCH PIERCE FENNER & SMITH           %
FBO THE SOLE BENEFIT OF CUSTOMERS
4800 DEER LAKE DR E
JACKSONVILLE FL 32246-6484

NATIONWIDE INSURANCE COMPANY                                     %
C/O IPO PORTFOLIO ACCOUNTING
P.O. BOX 182029
COLUMBUS OH 43218-2029

AIM V.I. PREMIER EQUITY FUND


                                        SERIES I           SERIES II
                                         SHARES             SHARES
                                    PERCENTAGE OWNED   PERCENTAGE OWNED
NAME AND ADDRESS OF                        OF                 OF
PRINCIPAL HOLDER                         RECORD             RECORD
-------------------                 ----------------   ----------------
NATIONWIDE INSURANCE COMPANY                %
C/O IPO PORTFOLIO ACCOUNTING
P.O. BOX 182029
COLUMBUS OH 43218-2029

PRUDENTIAL INSURANCE CO IF AMER             %
ATTN IGG FINL REP SEP ACCTS
213 WASHINGTON ST 7TH FL
NEWARK NJ 07102-2992

RELISTAR INSURANCE CO OF NEW YORK           %
ATTN: FUND OPERATIONS
151 FARMINGTON AVE TN41
HARTFORD CT 06156-0001

THE LINCOLN NATIONAL LIFE INS CO                               %
ATTN SHIRLEY SMITH
1300 SOUTH CLINTON STREET
FORT WAYNE IN 46802-3506


AIM V.I. REAL ESTATE FUND


                                        SERIES I           SERIES II
                                         SHARES             SHARES
                                    PERCENTAGE OWNED   PERCENTAGE OWNED
NAME AND ADDRESS OF                        OF                 OF
PRINCIPAL HOLDER                         RECORD             RECORD
-------------------                 ----------------   ----------------
A I M ADVISORS INC                                             %
ATTN: CORPORATE CONTROLLER
11 E GREENWAY PLZ STE 1919
HOUSTON TX 77046-1103

AMERICAN NATIONAL GROUP                     %
UNALLOCATED
1 MOODY PLZ
GALVESTON TX 77550-7947

JEFFERSON NATIONAL LIFE INSURANCE           %
9920 CORPORATE CAMPUS DR STE
1000 LOUISVILLE KY 40223-4051

KEMPER INVESTORS LIFE INSURANCE CO          %
VARIABLE SEPARATE ACCOUNT
1600 MCCONNOR PKWY
SCHAUMBURG IL 60196-6801

SECURITY BENEFIT LIFE                       %
1 SW SECURITY BENEFIT PL
TOPEKA KS 66606-2444

                                        SERIES I           SERIES II
                                         SHARES             SHARES
                                    PERCENTAGE OWNED   PERCENTAGE OWNED
NAME AND ADDRESS OF                        OF                 OF
PRINCIPAL HOLDER                         RECORD             RECORD
-------------------                 ----------------   ----------------
SECURITY BENEFIT LIFE                       %
FBO UNBUNDLED
C/O VARIABLE ANNUITY DEPARTMENT
1 SW SECURITY BENEFIT PL
TOPEKA KS 66636-1000

SYMETRA LIFE INSURANCE CO                   %
ATTN: MICHEAL ZHANG
PO BOX 219241
KANSAS CITY MO 64121-9241


AIM V.I. SMALL CAP EQUITY FUND


                                        SERIES I           SERIES II
                                         SHARES             SHARES
                                    PERCENTAGE OWNED   PERCENTAGE OWNED
NAME AND ADDRESS OF                        OF                 OF
PRINCIPAL HOLDER                         RECORD             RECORD
-------------------                 ----------------   ----------------
A I M ADVISORS INC                                             %
ATTN: DAVID HESSEL
11 GREENWAY PLAZA SUITE 1919
HOUSTON TX 77046-1103

HARTFORD LIFE & ANNUITY                     %
SEPARATE ACCOUNT
ATTN DAVE TEN BROECK
P.O. BOX 2999
HARTFORD CT 06104-2999

HARTFORD LIFE INSURANCE COMPANY             %
SEPARATE ACCOUNT
ATTN DAVE TEN BROECK
P.O. BOX 2999
HARTFORD CT 06104-2999

AIM V.I. SMALL COMPANY GROWTH FUND



                                        SERIES I           SERIES II
                                         SHARES             SHARES
                                    PERCENTAGE OWNED   PERCENTAGE OWNED
NAME AND ADDRESS OF                        OF                 OF
PRINCIPAL HOLDER                         RECORD             RECORD
-------------------                 ----------------   ----------------
A I M ADVISORS, INC                                            %
ATTN: CORPORATE CONTROLLER
11 E GREENWAY PLZ STE 1919
HOUSTON TX 77046-1103

CONNECTICUT GENERAL LIFE INS                %
ATTN BRENDA CHRISTIAN H18D
280 TRUMBULL ST
P.O. BOX 2975
HARTFORD CT 06104-2975

CONNECTICUT GENERAL LIFE INS CO             %
ATTN BRENDA CHRISTIAN H18D
280 TRUMBULL ST
P.O. BOX 2975
HARTFORD CT 06104-2975

NATIONWIDE INSURANCE CO                     %
C/O IPO PORTFOLIO ACCOUNTING
P.O. BOX 182029
COLUMBUS OH 43218-2029

PRINCIPAL LIFE INSURANCE CO                 %
FVA - PRINCIPAL VARIABLE ANNUITY
ATTN LISA DAGUE
711 HIGH ST
DES MOINES IA 50392-0001

SECURITY LIFE SEPARATE ACCOUNT              %
1475 DUNWOODY DR
WEST CHESTER PA 19380-1478

SUN LIFE FINANCIAL FUTURITY (NY)            %
P.O. BOX 9134
WELLESLEY HLS MA 02481-9134


AIM V.I. TECHNOLOGY FUND


                                        SERIES I           SERIES II
                                         SHARES             SHARES
                                    PERCENTAGE OWNED   PERCENTAGE OWNED
NAME AND ADDRESS OF                        OF                 OF
PRINCIPAL HOLDER                         RECORD             RECORD
-------------------                 ----------------   ----------------
A I M ADVISORS, INC                                            %
ATTN: CORPORATE CONTROLLER
11 E GREENWAY PLZ STE 1919
HOUSTON TX 77046-1103

                                        SERIES I           SERIES II
                                         SHARES             SHARES
                                    PERCENTAGE OWNED   PERCENTAGE OWNED
NAME AND ADDRESS OF                        OF                 OF
PRINCIPAL HOLDER                         RECORD             RECORD
-------------------                 ----------------   ----------------
ALLSTATE LIFE INSURANCE CO                                     %
PO BOX 94200
PALATINE IL 60094-4200

ALLSTATE LIFE OF NEW YORK                                      %
3100 SANDERS RD
NORTHBROOK IL 60062-7155

AMERICAN SKANDIA LIFE ASSURANCE CO          %
ATTN INVESTMENT ACCOUNTING
P.O. BOX 883
1 CORPORATE DR
SHELTON CT 06484-6208

CM LIFE INSURANCE CO                        %
1295 STATE ST
SPRINGFIELD MA 01111-0001

IDS LIFE INSURANCE COMPANY                  %
222 AXP FINANCIAL CTR
MINNEAPOLIS MN 55474-0002





AIM V.I. UTILITIES FUND


                                        SERIES I           SERIES II
                                         SHARES             SHARES
                                    PERCENTAGE OWNED   PERCENTAGE OWNED
NAME AND ADDRESS OF                        OF                 OF
PRINCIPAL HOLDER                         RECORD             RECORD
-------------------                 ----------------   ----------------
ALLMERICA FIN LIFE INS & ANNU               %
440 LINCOLN ST
SEPARATE ACCOUNTING
MAIL STATION S310
WORCESTER MA 01653-0002

ALLSTATE LIFE INSURANCE CO                                     %
PO BOX 94200
PALATINE IL 60094-4200

ALLSTATE LIFE OF NEW YORK                                      %
3100 SANDERS RD
NORTHBROOK IL 60062-7155

ANNUITY INVESTORS LIFE INSURANCE                               %
580 WALNUT
CINCINNATI OH 45202-3110

                                        SERIES I           SERIES II
                                         SHARES             SHARES
                                    PERCENTAGE OWNED   PERCENTAGE OWNED
NAME AND ADDRESS OF                        OF                 OF
PRINCIPAL HOLDER                         RECORD             RECORD
-------------------                 ----------------   ----------------
ING USA ANNUITY AND LIFE                    %
INSURANCE CO 1475 DUNWOODY DR
WEST CHESTER PA 19380-1478

KEMPER INVESTORS LIFE INSURANCE CO          %
VARIABLE SEPARATE ACCOUNT
1600 MCCONNOR PKWY
SCHAUMBURG IL 60196-6801

SECURITY LIFE SEPARATE ACCOUNT              %
1475 DUNWOODY DR
WEST CHESTER PA 19380-1478


MANAGEMENT OWNERSHIP


     As of February 1, 2006, the trustees and officers as a group owned less than 1% of the shares outstanding of each class of any Fund.

                                   APPENDIX G


                                 MANAGEMENT FEES

For the last three fiscal years ended December 31, the management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund were as follows:


                                  2005                                 2004                                 2003
                   ----------------------------------  ------------------------------------  ----------------------------------
                   MANAGEMENT  MANAGEMENT      NET                                   NET     MANAGEMENT  MANAGEMENT      NET
                       FEE         FEE     MANAGEMENT   MANAGEMENT   MANAGEMENT  MANAGEMENT      FEE         FEE     MANAGEMENT
    FUND NAME        PAYABLE     WAIVERS    FEE PAID   FEE PAYABLE  FEE WAIVERS   FEE PAID     PAYABLE     WAIVERS    FEE PAID
    ---------      ----------  ----------  ----------  -----------  -----------  ----------  ----------  ----------  ----------
AIM V.I.                $           $           $       $1,204,034    $ 1,385    $1,202,649  $  954,349    $ 1,245   $  953,104
Aggressive Growth
Fund

AIM V.I. Basic                                             776,652        156       776,496     670,072      1,157      668,915
Balanced Fund

AIM V.I. Basic                                           5,071,350      5,972     5,065,378   2,541,285      3,341    2,537,944
Value Fund

AIM V.I. Blue                                              970,308        792       969,516     675,009        854      674,155
Chip Fund

AIM V.I. Capital                                         6,192,972      6,076     6,186,896   5,305,478      5,898    5,299,580
Appreciation Fund

AIM V.I. Capital                                         1,138,855      1,414     1,137,441     735,867      1,296      734,571
Development Fund

AIM V.I. Core                                            9,144,411     22,212     9,122,199   8,597,730     71,875    8,525,855
Equity Fund

AIM V.I. Core                                              742,919      1,501       741,418     750,363      1,412      748,951
Stock Fund

AIM V.I.                                                 1,115,158      1,326     1,113,832     616,306        561      615,745
Demographic
Trends Fund

AIM V.I.                                                   417,563        217       417,346     433,226        351      432,875
Diversified
Income Fund

                                    2005                                 2004                                 2003
                     ----------------------------------  ------------------------------------  ----------------------------------
                     MANAGEMENT  MANAGEMENT      NET                                   NET     MANAGEMENT  MANAGEMENT      NET
                         FEE         FEE     MANAGEMENT   MANAGEMENT   MANAGEMENT  MANAGEMENT      FEE         FEE     MANAGEMENT
    FUND NAME          PAYABLE     WAIVERS    FEE PAID   FEE PAYABLE  FEE WAIVERS   FEE PAID     PAYABLE     WAIVERS    FEE PAID
    ---------        ----------  ----------  ----------  -----------  -----------  ----------  ----------  ----------  ----------
AIM V.I. Dynamics                                          1,032,136      2,585     1,029,551   1,023,701    16,682     1,007,019
Fund

AIM V.I. Financial                                         1,589,014      3,538     1,585,476   1,246,039     1,189     1,244,850
Services Fund

AIM V.I. Global                                            2,740,016      8,321     2,731,695   2,027,613       102     2,027,511
Health Care Fund

AIM V.I. Government                                        2,816,229     35,684     2,780,545   2,629,869    10,193     2,619,676
Securities Fund

AIM V.I. Growth                                            2,428,388      1,483     2,426,905   2,302,831     1,211     2,301,620
Fund

AIM V.I. High Yield                                          468,562        623       467,939     203,923       318       203,605
Fund

AIM V.I.
International                                              2,340,955      2,156     2,338,799   1,987,244     3,809     1,983,435
Growth Fund

AIM V.I. Large Cap                                             8,341      8,341           -0-       2,683     2,683           -0-
Growth Fund*

AIM V.I. Leisure                                             320,330     22,726       297,604     124,471    62,608        61,863
Fund

AIM V.I. Mid Cap                                           2,917,207     12,691     2,904,516   1,192,366     5,000     1,187,366
Core Equity Fund

AIM V.I. Money                                               279,009        -0-       279,009     430,021       -0-       430,021
Market Fund

AIM V.I. Premier                                          10,204,135     20,025    10,184,110   9,744,790    28,785     9,716,005
Equity Fund

AIM V.I. Real                                                413,031     50,176       362,855     161,033        62       160,971
Estate Fund**

AIM V.I. Small                                               338,067     34,261       303,806     299,443    18,166       281,277
Company Growth Fund

                                    2005                                2004                               2003
                     ----------------------------------  -----------------------------------  ------------------------------
                     MANAGEMENT  MANAGEMENT      NET                                              NET
                         FEE         FEE     MANAGEMENT              MANAGEMENT   MANAGEMENT  MANAGEMENT          MANAGEMENT
    FUND NAME          PAYABLE     WAIVERS    FEE PAID              FEE PAVABLE  FEE WALVERS   FEE PAID          FEE PAVABLE
    ---------        ----------  ----------  ----------             -----------  ----------   ----------         ----------
AIM V.I. Small Cap                                         124,241    103,556        20,685        3,921  3,921         -0-
Equity Fund*

AIM V.I. Technology                                      1,387,379      2,413     1,384,966    1,027,939  1,660   1,026,279
Fund

AIM V.I. Utilities                                         614,369      3,095       611,274      258,226    263     257,963
Fund


*    Commenced operations on September 1, 2003.

**   Fee information prior to April 30, 2004, relates to predecessor fund.

                                   APPENDIX H
                               PORTFOLIO MANAGERS



                             As of December 31, 2005


                            INVESTMENTS IN EACH FUND

     Shares of each Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. Because individuals cannot directly purchase or otherwise invest in shares of any of the Funds, the portfolio managers listed below do not have investments in the corresponding Funds that they manage.


NAME OF PORTFOLIO MANAGER   DOLLAR RANGE OF INVESTMENTS IN EACH FUND(1)
-------------------------   -------------------------------------------
                    AIM V.I. AGGRESSIVE GROWTH FUND

Kirk L. Anderson                               None
James G. Birdsall                              None
Lanny H. Sachnowitz                            None

                      AIM V.I. BASIC BALANCED FUND

R. Canon Coleman II                            None
Jan H. Friedli                                 None
Scot W. Johnson                                None
Matthew W. Seinsheimer                         None
Michael J. Simon                               None
Bret W. Stanley                                None

                       AIM V.I. BASIC VALUE FUND

R. Canon Coleman II                            None
Matthew W. Seinsheimer                         None
Michael J. Simon                               None
Bret W. Stanley                                None

                        AIM V.I. BLUE CHIP FUND

Kirk L. Anderson                               None

                   AIM V.I. CAPITAL APPRECIATION FUND

Kirk L. Anderson                               None
James G. Birdsall                              None
Robert J. Lloyd                                None
Lanny H. Sachnowitz                            None

                   AIM V.I. CAPITAL DEVELOPMENT FUND

Paul J. Rasplicka                              None

                       AIM V.I. CORE EQUITY FUND

Ronald S. Sloan                                None

                        AIM V.I. CORE STOCK FUND

Ronald S. Sloan                                None

NAME OF PORTFOLIO MANAGER   DOLLAR RANGE OF INVESTMENTS IN EACH FUND(1)
-------------------------   -------------------------------------------
                    AIM V.I. DEMOGRAPHIC TRENDS FUND

Kirk L. Anderson                                None
James G. Birdsall                               None
Lanny H. Sachnowitz                             None

                   AIM V.I. DIVERSIFIED DIVIDEND FUND

                    AIM V.I. DIVERSIFIED INCOME FUND

Jan H. Friedli                                 None
Carolyn L. Gibbs                               None
Scot W. Johnson                                None

                         AIM V.I. DYNAMICS FUND

Karl Farmer                                    None
Paul J. Rasplicka                              None

                    AIM V.I. FINANCIAL SERVICES FUND

Michael J. Simon                               None
Meggan M. Walsh                                None

                      AIM V.I. GLOBAL EQUITY FUND

                    AIM V.I. GLOBAL HEALTH CARE FUND

Kirk  L. Anderson                              None
Derek M. Taner                                 None
Bryan A. Uterhalter                            None

                  AIM V.I. GOVERNMENT SECURITIES FUND

Clint W. Dudley                                None
Scot W. Johnson                                None

                          AIM V.I. GROWTH FUND

James G. Birdsall                              None
Lanny H. Sachnowitz                            None

                        AIM V.I. HIGH YIELD FUND

Peter Ehret                                    None
Carolyn L. Gibbs                               None
Darren S. Hughes                               None

                AIM V.I. INTERNATIONAL CORE EQUITY FUND

                   AIM V.I. INTERNATIONAL GROWTH FUND

Shuxin Cao                                     None
Matthew W. Dennis                              None
Jason T. Holzer                                None

NAME OF PORTFOLIO MANAGER   DOLLAR RANGE OF INVESTMENTS IN EACH FUND(1)
-------------------------   -------------------------------------------
Clas G. Olsson                                 None
Barrett K. Sides                               None

                     AIM V.I. LARGE CAP GROWTH FUND

Geoffrey V. Keeling                            None
Robert L. Shoss                                None

                         AIM V.I. LEISURE FUND
Mark Greenberg                                 None

                   AIM V.I. MID CAP CORE EQUITY FUND

Ronald S. Sloan                                None

                       AIM V.I. REAL ESTATE FUND

Mark Blackburn                                 None
James Cowen                                    None
Joe V. Rodriguez                               None
James W. Trowbridge                            None
Ping-Ying Wang                                 None

                     AIM V.I. SMALL CAP EQUITY FUND

Michael Chapman                                None
Juliet S. Ellis                                None

                   AIM V.I. SMALL COMPANY GROWTH FUND

Juliet S. Ellis                                None
Juan R. Hartfield                              None

                        AIM V.I. TECHNOLOGY FUND

Michelle Fenton                                None
William Keithler                               None

                        AIM V.I. UTILITIES FUND

John Segner                                    None


DESCRIPTION OF COMPENSATION STRUCTURE

A I M ADVISORS, INC.

     AIM seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. AIM evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following five elements:

- BASE SALARY. Each portfolio manager is paid a base salary. In setting the base salary, AIM's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.

- ANNUAL BONUS. Each portfolio manager is eligible to receive an annual cash bonus which has quantitative and non-quantitative components. Generally, 70% of the bonus is quantitatively determined, based typically on a four-year rolling average of pre-tax performance of all registered investment company accounts for which a portfolio manager has day-to-day management responsibilities versus the performance of a pre-determined peer group. In instances where a portfolio manager has responsibility for management of more than one fund, an asset weighted four-year rolling average is used.

     High fund performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor fund performance (versus applicable peer group) could result in no bonus. The amount of fund assets under management typically have an impact on the bonus potential (for example, managing more assets increases the bonus potential); however, this factor typically carries less weight than relative performance. The remaining 30% portion of the bonus is discretionary as determined by AIM and takes into account other subjective factors.

- EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares of AMVESCAP stock from pools determined from time to time by the Remuneration Committee of the AMVESCAP Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

- PARTICIPATION IN GROUP INSURANCE PROGRAMS. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.

- PARTICIPATION IN DEFERRED COMPENSATION PLAN. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.

Portfolio managers also participate in benefit plans and programs available generally to all employees.


INVESCO INSTITUTIONAL, (N.A.) INC. AND INVESCO GLOBAL ASSET MANAGEMENT (N.A.), INC.


Each portfolio manager's compensation consists of the following five elements:

- BASE SALARY. Each portfolio manager is paid a base salary which is set at a level determined to be appropriate based upon an individual's experience and responsibilities through the use of independent compensation surveys of the investment management industry.

- ANNUAL BONUS. Each portfolio manager is paid an annual cash bonus which has a performance driven component and a discretionary component, the combined total of which will typically range from 50 to over 100 percent of the manager's base salary. Generally, the majority of the of the bonus is pre-tax performance driven, based on the success of the team's investment results which are measured against appropriate market benchmarks and peer groups.. The remaining portion of the bonus is discretionary and is determined by the sub-advisor's Chief Investment Officer and Chief Executive Officer.

- EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares or deferred shares of AMVESCAP stock from pools determined from time to time by the Remuneration Committee of the AMVESCAP Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

- PARTICIPATION IN GROUP INSURANCE PROGRAMS. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.

- PARTICIPATION IN DEFERRED COMPENSATION PLAN. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

                             OTHER MANAGED ACCOUNTS


                             As of December 31, 2005


     AIM's portfolio managers develop investment models which are used in connection with the management of certain AIM funds as well as other mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The following chart reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) mutual funds, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance ("performance-based fees"), information on those accounts is specifically broken out.


   NAME OF PORTFOLIO     NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER
        MANAGER                        AND TOTAL ASSETS BY CATEGORY
----------------------   -------------------------------------------------------
                         AIM V.I. AGGRESSIVE GROWTH FUND

Kirk L. Anderson         12 Registered Mutual Funds with $5,994,696,613 in total
                         assets under management

                         4 Unregistered Pooled Investment Vehicles with
                         $352,982,291 in total assets under management

James G. Birdsall        4 Registered Mutual Funds with $3,763,782,482 in total
                         assets under management

Lanny H. Sachnowitz      5 Registered Mutual Funds with 49,951,007,548 in total
                         assets under management

                          AIM V.I. BASIC BALANCED FUND

R. Canon Coleman II      8 Registered Mutual Funds with $10,983,758,963 in total
                         assets under management

                         1 Unregistered Pooled Investment Vehicle with
                         $8,108,039 in total assets under management

                         3596 Other Accounts with $1,078,482,755 in total assets under management(2)

Jan H. Friedli           6 Registered Mutual Funds with $3,320,060,737 in total
                         assets under management

                         2 Unregistered Pooled Investment Vehicles with
                         $535,758,225 in total assets under management

Scot W. Johnson          9 Registered Mutual Funds with $5,281,341,560 in total
                         assets under management

                         2 Unregistered Pooled Investment Vehicles with
                         $535,758,225 in total assets under management

   NAME OF PORTFOLIO     NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER
        MANAGER                        AND TOTAL ASSETS BY CATEGORY
----------------------   -------------------------------------------------------
Matthew W. Seinsheimer   8 Registered Mutual Funds with $10,983,758,963 in total
                         assets under management

                         1 Unregistered Pooled Investment Vehicle with
                         $8,108,039 in total assets under management

                         3596 Other Accounts with $1,078,482,755 in total assets under management(2)

Michael J. Simon         12 Registered Mutual Funds with $12,318,009,993 in
                         total assets under management

                         1 Unregistered Pooled Investment Vehicle with
                         $8,108,039 in total assets under management

                         3596 Other Accounts with $1,078,482,755 in total assets under management(2)

Bret W. Stanley          11 Registered Mutual Funds with $21,823,393,542 in
                         total assets under management

                         1 Unregistered Pooled Investment Vehicle with
                         $8,108,039 in total assets under management

                         3596 Other Accounts with $1,078,482,755 in total assets under management(2)

                            AIM V.I. BASIC VALUE FUND

R. Canon Coleman II      8 Registered Mutual Funds with $10,237,795,697 in total
                         assets under management

                         1 Unregistered Pooled Investment Vehicle with
                         $8,108,039 in total assets under management

                         3596 Other Accounts with $1,078,482,755 in total assets under management(2)

Matthew W. Seinsheimer   8 Registered Mutual Funds with $10,237,795,697 in total
                         assets under management

                         1 Unregistered Pooled Investment Vehicle with
                         $8,108,039 in total assets under management

                         3596 Other Accounts with $1,078,482,755 in total assets under management(2)


----------
(2) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

   NAME OF PORTFOLIO     NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER
        MANAGER                        AND TOTAL ASSETS BY CATEGORY
----------------------   -------------------------------------------------------
Michael J. Simon         12 Registered Mutual Funds with $11,572,046,727 in
                         total assets under management

                         1 Unregistered Pooled Investment Vehicle with
                         $8,108,039 in total assets under management

                         3596 Other Accounts with $1,078,482,755 in total assets under management(2)

Bret W. Stanley          11 Registered Mutual Funds with $21,077,430,276 in
                         total assets under management

                         1 Unregistered Pooled Investment Vehicle with
                         $8,108,039 in total assets under management

                         3596 Other Accounts with $1,078,482,755 in total assets under management(2)

                             AIM V.I. BLUE CHIP FUND

Kirk L. Anderson         16 Registered Mutual Funds with $8,305,599,441 in total
                         assets under management, including 1 fund that pays
                         performance-based fees with $164,777,217 in total
                         assets under management

                         3 Unregistered Pooled Investment Vehicles with
                         $405,791,235 in total assets under management

                       AIM V.I. CAPITAL APPRECIATION FUND

Kirk L. Anderson         12 Registered Mutual Funds with $5,994,696,613 in total
                         assets under management

                         4 Unregistered Pooled Investment Vehicles with
                         $352,982,291 in total assets under management

James G. Birdsall        4 Registered Mutual Funds with $3,763,782,482 in total
                         assets under management

Robert J. Lloyd          6 Registered Mutual Funds with $7,697,547,827 in total
                         assets under management

                         1 Unregistered Pooled Investment Vehicle with
                         $80,376,093 in total assets under management

                         234 Other Accounts with $37,271,075 in total assets under management(2)


----------
(2) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

NAME OF PORTFOLIO      NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND
MANAGER                                TOTAL ASSETS BY CATEGORY
-----------------      --------------------------------------------------------
Lanny H. Sachnowitz   5 Registered Mutual Funds with $9,951,007,548 in total
                      assets under management

                        AIM V.I. CAPITAL DEVELOPMENT FUND

Paul J. Rasplicka     6 Registered Mutual Funds with $4,242,597,187 in total
                      assets under management

                            AIM V.I. CORE EQUITY FUND

Ronald S. Sloan       9 Registered Mutual Funds with $16,170,000,480 in total
                      assets under management

                      2 Unregistered Pooled Investment Vehicles with $55,285,150 in total assets under management

                      8796 Other Accounts with $1,925,777,183 in total assets under management(2)

                            AIM V.I. CORE STOCK FUND

Ronald S. Sloan       10 Registered Mutual Funds with $15,956,589,082.76 in
                      total assets under management

                      2 Unregistered Pooled Investment Vehicles with
                      $16,894,619.09 in total assets under management

                      9560 Other Accounts with $2,011,887,307 in total assets under management(2)

                        AIM V.I. DEMOGRAPHIC TRENDS FUND

Kirk L. Anderson      16 Registered Mutual Funds with $8,293,530,173 in total
                      assets under management, including 1 fund that pays
                      performance-based fees with $164,777,217 in total assets
                      under management

                      3 Unregistered Pooled Investment Vehicles with
                      $405,791,235 in total assets under management

James G. Birdsall     5 Registered Mutual Funds with $4,246,254,077 in total
                      assets under management

Lanny H. Sachnowitz   6 Registered Mutual Funds with $11,909,848,150 in total
                      assets under management


----------
(2) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

NAME OF PORTFOLIO       NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND
MANAGER                                 TOTAL ASSETS BY CATEGORY
-----------------       --------------------------------------------------------
                       AIM V.I. DIVERSIFIED DIVIDEND FUND

Jan H. Friedli         6 Registered Mutual Funds with $3,358,930,649 in total
                       assets under management

                       2 Unregistered Pooled Investment Vehicles with
                       $535,758,225 in total assets under management

Carolyn L. Gibbs       3 Registered Mutual Funds with $2,108,593,787 in total
                       assets under management

                       1 Unregistered Pooled Investment Vehicle with $16,686,305 in total assets under management

Scot W. Johnson        9 Registered Mutual Funds with $5,320,211,472 in total
                       assets under management

                       2 Unregistered Pooled Investment Vehicles with
                       $535,758,225 in total assets under management

                             AIM V.I. DYNAMICS FUND

Karl Farmer            8 Registered Mutual Funds with $2,991,984,685 in total
                       assets under management

Paul J. Rasplicka      6 Registered Mutual Funds with $4,302,260,220 in total
                       assets under management

                        AIM V.I. FINANCIAL SERVICES FUND

Michael J. Simon       12 Registered Mutual Funds with $12,219,224,703 in total
                       assets under management

                       1 Unregistered Pooled Investment Vehicle with $8,108,039 in total assets under management

                       3596 Other Accounts with $1,078,482,755 in total assets under management(2)

Meggan M. Walsh        3 Registered Mutual Funds with $1,187,074,466 in total
                       assets under management

                           AIM V.I. GLOBAL EQUITY FUND

                        AIM V.I. GLOBAL HEALTH CARE FUND

Kirk L. Anderson       16 Registered Mutual Funds with $8,803,747,737 in total
                       assets under management, including 1 fund that pays
                       performance-based fees with $164,777,217 in total assets
                       under management

Derek M. Taner         None

Bryan A. Unterhalter   13 Registered Mutual Funds with $10,873,449,719 in total
                       assets under management, including 1 fund that pays
                       performance-based fees with $164,777,217 in total assets
                       under management

                       4 Unregistered Pooled Investment Vehicles with
                       $487,277,633 in total assets under management

NAME OF PORTFOLIO      NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND
MANAGER                                TOTAL ASSETS BY CATEGORY
-----------------      --------------------------------------------------------
                       AIM V.I. GOVERNMENT SECURITIES FUND

Clint W. Dudley       2 Registered Mutual Funds with $1,292,485,026 in total
                      assets under management

Scot W. Johnson       9 Registered Mutual Funds with $4,717,450,386 in total
                      assets under management

                      2 Unregistered Pooled Investment Vehicles with
                      $535,758,225 in total assets under management

                              AIM V.I. GROWTH FUND

James G. Birdsall     5 Registered Mutual Funds with $4,012,693,652 in total
                      assets under management

Lanny H. Sachnowitz   6 Registered Mutual Funds with $11,676,287,724 in total
                      assets under management

                            AIM V.I. HIGH YIELD FUND

Peter Ehret           1 Registered Mutual Fund with $1,275,601,052 in total
                      assets under management

                      1 Unregistered Pooled Investment Vehicle with $16,686,305 in total assets under management

Carolyn L. Gibbs      3 Registered Mutual Funds with $2,077,024,462 in total
                      assets under management

                      1 Unregistered Pooled Investment Vehicle with $16,686,305 in total assets under management

Darren S. Hughes      None

                       AIM V.I. INTERNATIONAL GROWTH FUND

Shuxin Cao            7 Registered Mutual Funds with $4,155,166,412 in total
                      assets under management

                      1 Unregistered Pooled Investment Vehicle with $19,755,718 in total assets under management

                      42 Other Accounts with $16,090,814 in total assets under management(2)

Matthew W. Dennis     4 Registered Mutual Funds with $3,342,875,966 in total
                      assets under management

                      4 Unregistered Pooled Investment Vehicles with
                      $116,811,913 in total assets under management

                      42 Other Accounts with $16,090,814 in total assets under management(2)

NAME OF PORTFOLIO      NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND
MANAGER                                TOTAL ASSETS BY CATEGORY
-----------------      --------------------------------------------------------
Jason T. Holzer       6 Registered Mutual Funds with $4,358,217,550 in total
                      assets under management

                      10 Unregistered Pooled Investment Vehicles with
                      $1,936,727,984 in total assets under management

                      42 Other Accounts with $16,090,814 in total assets under management(2)

Clas G. Olsson        4 Registered Mutual Funds with $3,342,875,966 in total
                      assets under management

                      12 Unregistered Pooled Investment Vehicles with
                      $2,558,846,770 in total assets under management

                      42 Other Accounts with $16,090,814 in total Assets under management(2)

Barrett K. Sides      6 Registered Mutual Funds with $3,893,580,548 in total
                      assets under management

                      1 Unregistered Pooled Investment Vehicle with $19,755,718 in total assets under management

                      42 Other Accounts with $16,090,814 in total assets under management(2)

                     AIM V.I. INTERNATIONAL CORE EQUITY FUND

                         AIM V.I. LARGE CAP GROWTH FUND

Geoffrey V. Keeling   3 Registered Mutual Funds with $999,854,992 in total
                      assets under management

                      1 Unregistered Pooled Investment Vehicle with $11,298,261 in total assets under management

                      12 Other Accounts with $3,591,940 in total assets under management(2)

Robert L. Shoss       3 Registered Mutual Funds with $999,854,992 in total
                      assets under management

                      1 Unregistered Pooled Investment Vehicle with $11,298,261 in total assets under management

                      12 Other Accounts with $3,591,940 in total assets under management(2)

                              AIM V.I. LEISURE FUND

Mark Greenberg        2 Registered Mutual Funds with $1,049,621,606 in total
                      assets under management

                      2 Unregistered Pooled Investment Vehicles with
                      $135,529,767 in total assets under management

NAME OF PORTFOLIO      NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND
MANAGER                                TOTAL ASSETS BY CATEGORY
-----------------      --------------------------------------------------------
                        AIM V.I. MID CAP CORE EQUITY FUND

Ronald S. Sloan       9 Registered Mutual Funds with $17,132,327,796 in total
                      assets under management

                      2 Unregistered Pooled Investment Vehicles with $55,285,105 in total assets under management

                      8796 Other Accounts with $1,925,777,183 in total assets under management(2)

                            AIM V.I. REAL ESTATE FUND

Mark Blackburn        6 Registered Mutual Funds with $2,983,061,552 in total
                      assets under management

                      3 Unregistered Pooled Investment Vehicles with
                      $368,995,838 in total assets under management

                      49 Other Accounts with $2,691,707,310 in total assets under management

James Cowen           None

Joe V. Rodriguez      6 Registered Mutual Funds with $2,983,061,552 in total
                      assets under management

                      3 Unregistered Pooled Investment Vehicles with
                      $368,995,838 in total assets under management

                      49 Other Accounts with $2,691,707,310 in total assets under management

James W. Trowbridge   6 Registered Mutual Funds with $2,983,061,552 in total
                      assets under management

                      3 Unregistered Pooled Investment Vehicles with
                      $368,995,838 in total assets under management

                      49 Other Accounts with $2,691,707,310 in total assets under management

Ping-Ying Wang        None

                         AIM V.I. SMALL CAP EQUITY FUND

Michael Chapman       7 Registered Mutual Funds with $3,712,416,204 in total
                      assets under management

Juliet S. Ellis       5 Registered Mutual Funds with $3,214,664,073 in total
                      assets under management

                      1 Other Account with $124,542 in total assets under management(2)

                       AIM V.I. SMALL COMPANY GROWTH FUND

Juliet S. Ellis       5 Registered Mutual Funds with $2,621,422,031 in total
                      assets under management

NAME OF PORTFOLIO      NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND
MANAGER                                TOTAL ASSETS BY CATEGORY
-----------------      --------------------------------------------------------
Juan R. Hartsfield    3 Registered Mutual Funds with $2,154,015,628 in total
                      assets under management

                            AIM V.I. TECHNOLOGY FUND

Michelle Fenton       2 Registered Mutual Funds with $1,691,805,157 in total
                      assets under management

                      3 Unregistered Pooled Investment Vehicles with
                      $418,828,691 in total assets under management

William Keithler      3 Registered Mutual Funds with $1,788,998,002 in total
                      assets under management

                      4 Unregistered Pooled Investment Vehicles with
                      $580,041,171 in total assets under management

                             AIM V.I. UTILITIES FUND

John Segner           4 Registered Mutual Funds with $911,962,375 in total
                      assets under management

                      2 Unregistered Pooled Investment Vehicles with $88,073,909 in total assets under management


POTENTIAL CONFLICTS OF INTEREST

     Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and /or other accounts may be presented with one or more of the following potential conflicts:

- The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. AIM seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

- If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, AIM and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.

- With respect to securities transactions for the Funds, AIM determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), AIM may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

- Finally, the appearance of a conflict of interest may arise where AIM has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

     AIM and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

                                   APPENDIX I


                          ADMINISTRATIVE SERVICES FEES

     The Funds paid AIM the following amounts for administrative services for the last three fiscal years ended December 31:


          FUND NAME             2005      2004         2003
          ---------             ----   ----------   ----------
AIM V.I. Aggressive Growth        $    $  406,184   $  333,247
Fund

AIM V.I. Basic Balanced Fund              265,946      240,713

AIM V.I. Basic Value Fund               1,908,101      948,718

AIM V.I. Blue Chip Fund                   359,043      265,238

AIM V.I. Capital Appreciation           2,510,722    1,906,559
Fund

AIM V.I. Capital Development              410,377      277,771
Fund

AIM V.I. Core Equity Fund               3,911,626    2,696,121

AIM V.I. Core Stock Fund                  284,311      275,129

AIM V.I. Demographic Trends               385,564      219,678
Fund

AIM V.I. Diversified Income               164,221      158,727
Fund

AIM V.I. Dynamics Fund                    381,088      371,708

AIM V.I. Financial Services               577,778      450,267
Fund

AIM V.I. Global Health Care               994,456      726,423
Fund

AIM V.I. Government                     1,561,525    1,416,373
Securities Fund

AIM V.I. Growth Fund                      911,928      813,705

AIM V.I. High Yield Fund                  223,282      116,171

AIM V.I. International Growth             737,999      574,278
Fund

AIM V.I. Large Cap Growth                  50,049       17,790
Fund*

AIM V.I. Leisure Fund                     145,439       53,980

AIM V.I. Mid Cap Core Equity            1,088,325      447,630
Fund

AIM V.I. Money Market Fund                177,043      234,416

          FUND NAME             2005      2004         2003
          ---------             ----   ----------   ----------
AIM V.I. Premier Equity Fund            4,223,899    3,647,783

AIM V.I. Real Estate Fund**               130,388       57,415

AIM V.I. Small Cap Equity                  84,182       18,048
Fund*

AIM V.I. Small Company Growth             146,880      115,803
Fund


*    Commenced operations on September 1, 2003.

** Prior to April 30, 2004, INVESCO either directly or through affiliated companies, provided certain administrative subaccounting, and recordkeeping services to AIM V.I. Real Estate Fund under a prior administrative service agreement.

                                         APPENDIX J


                                    BROKERAGE COMMISSIONS

Brokerage commissions* paid by each of the Funds listed below during the last three fiscal years ended December 31, were as follows:


               FUND                      2005      2004         2003
               ----                      ----   ----------   ---------
AIM V.I. Aggressive Growth Fund ......     $    $  578,506     304,048
AIM V.I. Basic Balanced Fund .........              28,539     193,685
AIM V.I. Basic Value Fund ............             303,397     491,798
AIM V.I. Blue Chip Fund ..............             104,862      94,336
AIM V.I. Capital Appreciation Fund ...           1,715,908   1,510,636
AIM V.I. Capital Development Fund ....             396,080     313,340
AIM V.I. Core Equity Fund ............           1,863,698   1,346,577
AIM V.I. Core Stock Fund .............             106,468      45,444
AIM V.I. Demographic Trends Fund .....             499,491     424,117
AIM V.I. Diversified Income Fund .....                  68         -0-
AIM V.I. Dynamics Fund ...............             468,914     276,545
AIM V.I. Financial Services Fund .....             350,290     107,416
AIM V.I. Global Health Care Fund .....           1,471,720     188,913
AIM V.I. Government Securities Fund ..                 -0-         -0-
AIM V.I. Growth Fund .................             950,143   1,461,134
AIM V.I. High Yield Fund .............               2,287       1,105
AIM V.I. International Growth Fund ...             694,935     876,842
AIM V.I. Large Cap Growth Fund** .....               2,882       1,749
AIM V.I. Leisure Fund ................              33,290      12,212
AIM V.I. Mid Cap Core Equity Fund ....             609,099     341,186
AIM V.I. Money Market Fund ...........                 -0-         -0-
AIM V.I. Premier Equity Fund .........           3,631,998   2,244,453
AIM V.I. Real Estate Fund*** .........              75,806      12,811
AIM V.I. Small Cap Equity Fund** .....              88,814       4,140
AIM V.I. Small Company Growth Fund ...             352,979     137,507
AIM V.I. Technology Fund .............             992,768     153,086
AIM V.I. Utilities Fund ..............             273,041      57,944


* Disclosure regarding brokerage commissions is limited to commissions paid on agency trades and designated as such on the trade confirm.

**   Commenced operations on September 1, 2003.

***  Fee information prior to April 30, 2004 relates to predecessor fund.

                                         APPENDIX K


                   DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
                          SECURITIES OF REGULAR BROKERS OR DEALERS


     During the last fiscal year ended December 31, 2005, each Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research, statistics and other information:



                                                                    Related
Fund                                     Transactions*      Brokerage Commissions*
----                                     -------------      ----------------------
AIM V.I. Aggressive Growth Fund ......         $                       $
AIM V.I. Basic Balanced Fund .........
AIM V.I. Basic Value Fund ............
AIM V.I. Blue Chip Fund ..............
AIM V.I. Capital Appreciation Fund ...
AIM V.I. Capital Development Fund ....
AIM V.I. Core Equity Fund ............
AIM V.I. Core Stock Fund .............
AIM V.I. Demographic Trends Fund .....
AIM V.I. Diversified Income Fund .....
AIM V.I. Dynamics Fund ...............
AIM V.I. Financial Services Fund .....
AIM V.I. Global Health Care Fund .....
AIM V.I. Government Securities Fund ..
AIM V.I. Growth Fund .................
AIM V.I. High Yield Fund .............
AIM V.I. International Growth Fund ...
AIM V.I. Large Cap Growth Fund .......
AIM V.I. Leisure Fund ................
AIM V.I. Mid Cap Core Equity Fund ....
AIM V.I. Money Market Fund ...........
AIM V.I. Premier Equity Fund .........
AIM V.I. Real Estate Fund** ..........
AIM V.I. Small Cap Equity Fund .......
AIM V.I. Small Company Growth Fund
AIM V.I. Technology Fund
AIM V.I. Utilities Fund


* Amount is inclusive of commissions paid to, and brokerage transactions placed with, certain brokers that provide execution, research and other services.

** Transaction amount and related brokerage commissions prior to April 30, 2004 relates to predecessor fund.


     Information concerning the Funds' acquisition of securities of their regular brokers or dealers during the last fiscal year ended December 31, 2005 were as follows:



           FUND / ISSUER                SECURITY     MARKET VALUE
           -------------             -------------   ------------
AIM V.I. Basic Balanced Fund
   Lehman Brothers Inc.              Bonds & Notes         $
   Merrill Lynch & Co., Inc.         Common Stock          $
   Merrill Lynch & Co., Inc.         Bonds & Notes         $
   Morgan Stanley                    Common Stock          $

           FUND / ISSUER                SECURITY     MARKET VALUE
           -------------             -------------   ------------
AIM V.I. Basic Value Fund
   Merrill Lynch & Co., Inc.         Common Stock          $
   Morgan Stanley                    Common Stock          $

AIM V.I. Blue Chip Fund
   Goldman Sachs Group, Inc.(The)    Common Stock          $
   Merrill Lynch & Co., Inc.         Common Stock          $
   Morgan Stanley                    Common Stock          $

AIM V.I. Capital Appreciation Fund
   Goldman Sachs Group, Inc.(The)    Common Stock          $

AIM V.I. Core Equity Fund
   Morgan Stanley                    Common Stock          $

AIM V.I. Demographic Trends Fund
   Goldman Sachs Group, Inc.(The)    Common Stock          $

AIM V.I. Diversified Income Fund
   Lehman Brothers Inc.              Bonds & Notes         $

AIM V.I. Growth Fund
   Goldman Sachs Group, Inc.(The)    Common Stock          $
   Lehman Brothers Holdings Inc.     Common Stock          $
   Merrill Lynch & Co., Inc.         Common Stock          $

AIM V.I. Large Cap Growth Fund
   Bear Stearns Cos. Inc.(The)       Common Stock          $

AIM V.I. Premier Equity Fund
   Goldman Sachs Group, Inc.(The)    Common Stock          $
   Merrill Lynch & Co., Inc.         Common Stock          $
   Morgan Stanley                    Common Stock          $

                                   APPENDIX L



      CERTAIN FINANCIAL ADVISORS THAT RECEIVE ONE OR MORE TYPES OF PAYMENTS



1ST Global Capital Corporation
A G Edwards & Sons, Inc.
ADP Broker Dealer, Inc.
Advantage Capital Corporation
Advest, Inc
Allstate Life Insurance Company
American General Securities, Inc.
American Skandia Life Assurance Corporation
American United Life Insurance Company
Ameriprise Financial Services, Inc.
Amsouth Investment Services, Inc.
Associated Investment Services
Associated Securities Corporation
B N Y Investment Center Inc.
Banc One Securities Corporation
Bank of Oklahoma N.A.
Cadaret Grant & Company, Inc.
Cambridge Investment Research, Inc.
Capital Analysts, Inc.
Charles Schwab & Company, Inc.
Chase Investment Services Corporation
CitiCorp Investment Services
Citigroup Global Markets, Inc.
Citistreet Equities LLC
City National Bank
Comerica Bank
Comerica Securities, Inc.
Commonwealth Financial Network
Compass Brokerage, Inc.
Contemporary Financial Solutions, Inc.
CUNA Brokerage Services, Inc.
CUSO Financial Services, Inc.
Equity Services, Inc.
Fidelity Brokerage Services, LLC
Fidelity Institutional Operations Company, Inc.
Financial Network Investment Corporation
Fintegra Financial Solutions
Frost Brokerage Services, Inc.
FSC Securities Corporation
Great West Life & Annuity Company
Guardian Insurance & Annuity Company, Inc.
H & R Block Financial Advisors, Inc.
H Beck, Inc.
H. D. Vest Investment Securities, Inc.
Hibernia Investments LLC
Hilliard Lyons, Inc.
Hornor Townsend & Kent, Inc.
HSBC Brokerage, Inc.
Infinex Investments, Inc.
ING Financial Partners, Inc.
ING USA Annuity and Life Insurance Company
Intersecurities, Inc.
INVEST Financial Corporation, Inc.
Investment Centers of America, Inc.
Investments By Planners, Inc.
Investors Capital Corporation
Jefferson Pilot Securities Corporation
Lasalle Street Securities LLC
Leg Mason Wood Walker, Inc.
Lincoln Financial Advisors Corporartion
Lincoln Investment Planning, Inc.
Linsco/Private Ledger Corporation
M & I Brokerage Services, Inc.
M & T Securities, Inc.
M M L Investors Services, Inc.
Manulife Wood Logan, Inc.
McDonald Investments, Inc.
Mellon Bank, N.A.
Merrill Lynch & Company, Inc.
Merrill Lynch Life Insurance Company
Metlife Securities, Inc.
Money Concepts Capital Corporation
Morgan Keegan & Company, Inc.
Morgan Stanley DW Inc.
Morningstar, Inc.
Multi-Financial Securities Corporation
Mutual Service Corporation
N F P Securities, Inc.
NatCity Investments, Inc.
National Planning Corporation
Nationwide Financial Services, Inc.
Nationwide Investment Services Corporation
Nationwide Life and Annuity Company of America
Nationwide Life and Annuity Insurance Company of America
Nationwide Life Insurance Company
New England Securities Corporation
Next Financial Group, Inc.
Northwestern Mutual Investment Services
NYLIFE Distributors, LLC
Oppenheimer & Company, Inc.
Pershing LLC
PFS Investments, Inc.
Piper Jaffray & Company
Popular Securities, Inc.
Prime Capital Services, Inc.
Primevest Financial Services, Inc.
Proequities, Inc.
R B C Centura Securities, Inc.
R B C Dain Rauscher, Inc.
Raymond James & Associates, Inc.
Raymond James Financial Services, Inc.
Royal Alliance Associates, Inc.
S I I Investments, Inc.
Securities America, Inc.
Securities Service Network, Inc.
Security Benefit life Insurance Company
Sentra Securities Corporation
Sigma Financial Corporation
Signator Investors, Inc.
Spelman & Company, Inc.
State Farm VP Management Corp
Stifel Nicolaus & Company, Inc.
Sungard Investment Products, Inc.
SunTrust Bank, Central Florida, N.A.
TD Waterhouse Investor Services, Inc.
Terra Securities Corporation
TFS Securities, Inc.
Tower Square Securities, Inc.
Transamerica Financial Advisors, Inc.
Transamerica Life Insurance & Annuity Company
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
United Planner Financial Service
USAllianz Securities, Inc.
UVEST Financial Services, Inc.
V S R Financial Services, Inc.
VALIC Financial Advisors, Inc.
Wachovia Securities, LLC
Walnut Street Securities, Inc.
Waterstone Financial Group, Inc.
Webster Investments Service Inc.
Wells Fargo Bank, N.A.
Wells Fargo Investments, LLC
Woodbury Financial Services, Inc.
X C U Capital Corporation, Inc.

                                   APPENDIX M


     AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLAN


     A list of amounts paid by each class of shares to AIM Distributors pursuant to the Plan for the fiscal year or period ended December 31, 2005 are as follows:



                                        SERIES I   SERIES II
FUND                                     SHARES     SHARES
----                                    --------   ---------
AIM V.I. Aggressive Growth Fund......      N/A         $
AIM V.I. Basic Balanced Fund ........      N/A
AIM V.I. Basic Value Fund............      N/A
AIM V.I. Blue Chip Fund..............      N/A
AIM V.I. Capital Appreciation Fund...      N/A
AIM V.I. Capital Development Fund....      N/A
AIM V.I. Core Equity Fund............      N/A
AIM V.I. Core Stock Fund.............      N/A
AIM V.I. Demographic Trends Fund.....      N/A
AIM V.I. Diversified Income Fund.....      N/A
AIM V.I. Dynamics Fund...............      N/A
AIM V.I. Financial Services Fund.....      N/A
AIM V.I. Global Health Care Fund.....      N/A
AIM V.I. Government Securities Fund..      N/A
AIM V.I. Growth Fund.................      N/A
AIM V.I. High Yield Fund.............      N/A
AIM V.I. International Growth Fund...      N/A
AIM V.I. Large Cap Growth Fund.......      N/A
AIM V.I. Leisure Fund................      N/A
AIM V.I. Mid Cap Core Equity Fund....      N/A
AIM V.I. Money Market Fund...........      N/A
AIM V.I. Premier Equity Fund.........      N/A
AIM V.I. Real Estate Fund*...........      N/A
AIM V.I. Small Cap Equity Fund.......      N/A
AIM V.I. Small Company Growth Fund...      N/A
AIM V.I. Technology Fund.............      N/A
AIM V.I. Utilities Fund..............      N/A


*    Series II shares were first offered on April 30, 2004.

                                   APPENDIX N


          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN


     An estimate by category of the allocation of actual fees paid by Series II shares of the Funds during the fiscal year or period ended December 31, 2005 follows:



                                          PRINTING              COMPENSATION   COMPENSATION   ANNUAL
                                              &                      TO          TO SALES     REPORT
                            ADVERTISING    MAILING   SEMINARS      DEALER*       PERSONNEL     TOTAL
                            -----------   --------   --------   ------------   ------------   ------
AIM V.I. Aggressive              --          --         --            $             --          $
Growth Fund

AIM V.I. Basic Balanced          --          --         --                          --           --
Fund

AIM V.I. Basic Value Fund        --          --         --                          --           --

AIM V.I. Blue Chip Fund          --          --         --                          --           --

AIM V.I. Capital                 --          --         --                          --           --
Appreciation Fund

AIM V.I. Capital                 --          --         --                          --           --
Development Fund

AIM V.I. Core Equity Fund        --          --         --                          --           --

AIMV.I. Core Stock Fund**        --          --         --                          --           --

AIM V.I. Demographic             --          --         --                          --           --
Trends Fund

AIM V.I. Diversified             --          --         --                          --           --
Income Fund

AIM V.I. Dynamics Fund**         --          --         --                          --           --

AIM V.I. Financial               --          --         --                          --           --
Services Fund**

AIM V.I. Global Health           --          --         --                          --           --
Care Fund**

AIM V.I. Government              --          --         --                          --           --
Securities Fund

AIM V.I. Growth Fund             --          --         --                          --           --

AIM V.I. High Yield Fund         --          --         --                          --           --

AIM V.I. International           --          --         --                          --           --
Growth Fund

AIM V.I. Large Cap               --          --         --                          --           --
Growth Fund

AIM V.I. Leisure Fund**          --          --         --                          --           --

AIM V.I. Mid Cap Core            --          --         --                          --           --
Equity Fund

AIM V.I. Money Market            --          --         --                          --           --
Fund

AIM V.I. Premier Equity          --          --         --                          --           --
Fund

AIM V.I. Real Estate             --          --         --                          --           --
Fund**

AIM V.I. Small Cap               --          --         --                          --           --
Equity Fund

                                          PRINTING              COMPENSATION   COMPENSATION   ANNUAL
                                              &                      TO          TO SALES     REPORT
                            ADVERTISING    MAILING   SEMINARS      DEALER*       PERSONNEL     TOTAL
                            -----------   --------   --------   ------------   ------------   ------
AIM V.I. Small Company           --          --         --                          --
Growth Fund**

AIM V.I. Technology              --          --         --                          --
Fund**

AIM V.I. Utilities Fund**        --          --         --                          --


* Compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of the Shares to fund variable annuity and variable insurance contracts investing directly in the Shares.

**   Series II shares were first offered April 30, 2004.

                                   APPENDIX O


                                PERFORMANCE DATA


     The average annual total returns for each Fund, with respect to its Series I and Series II shares, for the periods ended December 31, 2005, are as follows:



                                                                              SINCE INCEPTION
                                                                        ---------------------------
                                       ONE   FIVE    TEN    INCEPTION   AVERAGE ANNUAL   CUMULATIVE
                                      YEAR   YEAR   YEAR      DATE          RETURN         RETURN
                                      ----   ----   ----   ----------   --------------   ----------
AIM V.I. Aggressive Growth Fund
   Series I                                          N/A   05/01/1998
   Series II*                                        N/A   03/26/2002

AIM V.I. Basic Balanced Fund
   Series I                                          N/A   05/01/1998
   Series II*                                        N/A   01/24/2002

AIM V.I. Basic Value Fund
   Series I                                   N/A    N/A   09/10/2001
   Series II                                  N/A    N/A   09/10/2001

AIM V.I. Blue Chip Fund
   Series I                                          N/A   12/29/1999
   Series II*                                        N/A   03/13/2002

AIM V.I. Capital Appreciation Fund
   Series I                                                05/05/1993         N/A            N/A
   Series II*                                              08/21/2001         N/A            N/A

AIM V.I. Capital Development Fund
   Series I                                          N/A   05/01/1998
   Series II*                                        N/A   08/21/2001

AIM V.I. Core Equity Fund
   Series I                                                05/02/1994         N/A            N/A
   Series II*                                              10/24/2001         N/A            N/A

AIM V.I. Core Stock Fund
   Series I                                                08/09/1994
   Series II                                               04/30/2004

AIM V.I. Demographic Trends Fund
   Series I                                          N/A   12/29/1999
   Series II*                                        N/A   11/07/2001

AIM V.I. Diversified Income Fund
   Series I                                                05/05/1993         N/A            N/A
   Series II*                                              03/14/2002         N/A            N/A

AIM V.I. Dynamics Fund
   Series I                                                08/22/1997
   Series II                                               04/30/2004

AIM V.I. Financial Services Fund
   Series I                                                09/20/1999
   Series II                                               04/30/2004

AIM V.I. Global Health Care Fund
   Series I                                                05/21/1997
   Series II                                               04/30/2004

AIM V.I. Government Securities Fund
   Series I                                                05/05/1993         N/A            N/A
   Series II*                                              09/19/2001         N/A            N/A

AIM V.I. Growth Fund
   Series I                                                05/05/1993         N/A            N/A
   Series II*                                              09/19/2001         N/A            N/A

AIM V.I. High Yield Fund
   Series I                                          N/A   05/01/1998
   Series II*                                        N/A   03/26/2002

AIM V.I. International Growth Fund
   Series I                                                05/05/1993         N/A            N/A
   Series II*                                              09/19/2001         N/A            N/A

AIM V.I. Large Cap Growth Fund
   Series I                                   N/A    N/A   08/29/2003
   Series II*                                 N/A    N/A   08/29/2003

AIM V.I. Leisure Fund
   Series I                                                04/30/2002
   Series II                                               04/30/2004

AIM V.I. Mid Cap Core Equity Fund
   Series I                                   N/A    N/A   09/10/2001
   Series II*                                 N/A    N/A   09/10/2001

                                                                              SINCE INCEPTION
                                                                        ---------------------------
                                       ONE   FIVE    TEN    INCEPTION   AVERAGE ANNUAL   CUMULATIVE
                                      YEAR   YEAR   YEAR      DATE          RETURN         RETURN
                                      ----   ----   ----   ----------   --------------   ----------
AIM V.I. Money Market Fund
   Series I                                                05/05/1993         N/A            N/A
   Series II*                                              12/16/2001         N/A            N/A

AIM V.I. Premier Equity Fund
   Series I                                                05/05/1993         N/A            N/A
   Series II*                                              09/19/2001         N/A            N/A

AIM V.I. Real Estate Fund
   Series I                                          N/A   03/31/1998
   Series II*                                        N/A   04/30/2004

AIM V.I. Small Cap Equity Fund
   Series I                                   N/A    N/A   08/29/2003
   Series II*                                 N/A    N/A   08/29/2003

AIM V.I. Small Company Growth Fund
   Series I                                                08/22/1997
   Series II                                               04/30/2004

AIM V.I. Technology Fund
   Series I                                                05/20/1997
   Series II                                               04/30/2004

AIM V.I. Utilities Fund
   Series I                                                12/30/1994
   Series II                                               04/30/2004


     The 30-day yield for AIM V.I. Money Market Fund is as follows:


                                          30 DAYS ENDED
                                        DECEMBER 31, 2005
                             ---------------------------------------
                               SERIES I SHARES     SERIES II SHARES
                             ------------------   ------------------
                             Simple   Effective   Simple   Effective
                             ------   ---------   ------   ---------
AIM V.I. Money Market Fund      %         %          %         %

                                  APPENDIX P-1
                    PENDING LITIGATION ALLEGING MARKET TIMING



     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties and are based on allegations of improper market timing and related activity in the AIM Funds. These lawsuits either have been served or have had service of process waived as of January 9, 2006 (with the exception of the Sayegh lawsuit discussed below).



     RICHARD LEPERA, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., INVESCO BOND FUNDS, INC., INVESCO SECTOR FUNDS, INC. AND DOE DEFENDANTS 1-100, in the District Court, City and County of Denver, Colorado, (Civil Action No. 03-CV-7600), filed on October 2, 2003. This claim alleges: common law breach of fiduciary duty; common law breach of contract; and common law tortious interference with contract. The plaintiff in this case is seeking: compensatory and punitive damages; injunctive relief; disgorgement of revenues and profits; and costs and expenses, including counsel fees and expert fees.



     MIKE SAYEGH, ON BEHALF OF THE GENERAL PUBLIC, V. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.



     RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND, V. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003.

     This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.



     L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of
     Section 36(b) of the Investment Company Act of 1940 ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



     RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933 (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



     JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO

     GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of:
     Sections 11 and 15 of Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



     EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

     JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges common law breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.



     STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY
     P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of:
     Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



     JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND,

     AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



     MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.



     PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.



     LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION

     STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



     ROBERT S. BALLAGH, JR., INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



     JONATHAN GALLO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY

     INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



     EILEEN CLANCY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.



     SCOTT WALDMAN, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act and common law breach of fiduciary duty. The plaintiffs in this case are seeking compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.



     CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges: common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.



     HENRY KRAMER, DERIVATIVELY ON BEHALF OF INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., DEFENDANTS, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, NOMINAL DEFENDANTS, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



     CYNTHIA L. ESSENMACHER, DERIVATIVELY ON BEHALF OF THE INVESCO DYNAMICS FUND AND THE REMAINING "INVESCO FUNDS" V. INVESCO FUNDS GROUPS, INC., AMVESCAP PLC, AIM MANAGEMENT GROUP, INC., RAYMOND CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE AND MICHAEL LEGOSKI, DEFENDANTS, AND INVESCO DYNAMICS FUND AND THE "INVESCO FUNDS", NOMINAL DEFENDANTS, in the United States District Court, District of Delaware (Civil Action No. 04-CV-188), filed on March 29, 2004. This claim alleges: violations of Section 36(b) of the Investment Company Act; violations of Section 206 of the Advisers Act; common law breach of fiduciary duty; and civil conspiracy. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.



     Pursuant to an Order of the MDL Court, plaintiffs in the above lawsuits (with the exception of Carl E. Vonder Haar, et al. v. INVESCO Funds Group, Inc. et al. and Mike Sayegh v. Janus Capital Corporation, et al.) consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds (the Lepera lawsuit discussed below); (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants (the Essenmacher lawsuit discussed below); and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan (the Calderon lawsuit discussed below). The plaintiffs in the Vonder Haar and Sayegh lawsuits continue to seek remand of their lawsuits to state court. Set forth below is detailed information about these three amended complaints.



     RICHARD LEPERA, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED (LEAD PLAINTIFF: CITY OF CHICAGO DEFERRED COMPENSATION PLAN), V. INVESCO FUNDS GROUP, INC., AMVESCAP, PLC, AIM INVESTMENTS, AIM ADVISORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM STOCK FUNDS, AIM MUTUAL FUNDS, AIM COMBINATION STOCK & BOND FUNDS, AIM SECTOR FUNDS, AIM TREASURER'S SERIES TRUST, INVESCO DISTRIBUTORS, INC., AIM DISTRIBUTORS, INC., RAYMOND
     R. CUNNINGHAM, TIMOTHY J. MILLER, THOMAS A. KOLBE, MICHAEL D. LEGOSKI, MICHAEL K. BRUGMAN, MARK WILLIAMSON, EDWARD J. STERN, CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., RYAN GOLDBERG, MICHAEL GRADY, CITIGROUP, INC., CITIGROUP GLOBAL MARKETS HOLDINGS, INC., SALOMON SMITH BARNEY, INC., MORGAN STANLEY DW, ANNA BRUGMAN, ANB CONSULTING, LLC, KAPLAN & CO. SECURITIES INC., SECURITY TRUST COMPANY, N.A., GRANT D. SEEGER, JB OXFORD HOLDINGS, INC., NATIONAL CLEARING CORPORATION,

     JAMES G. LEWIS, KRAIG L. KIBBLE, JAMES Y. LIN, BANK OF AMERICA CORPORATION, BANC OF AMERICA SECURITIES LLC, THEODORE C. SIHPOL, III, BEAR STEARNS & CO., INC., BEAR STEARNS SECURITIES CORP., CHARLES SCHWAB & CO., CREDIT SUISSE FIRST BOSTON (USA) INC., PRUDENTIAL FINANCIAL, INC., PRUDENTIAL SECURITIES, INC., CANADIAN IMPERIAL BANK OF COMMERCE, JP MORGAN CHASE AND CO., AND JOHN DOE DEFENDANTS 1-100, in the MDL Court (Case No. 04-MD-15864; No. 04-CV-00814-JFM) (originally in the United States District Court for the District of Colorado), filed on September 29, 2004. This lawsuit alleges violations of Sections 11, 12(a) (2), and 15 of the Securities Act;
     Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder;
     Section 20(a) of the Exchange Act; Sections 34(b), 36(a), 36(b) and 48(a) of the Investment Company Act; breach of fiduciary duty/constructive fraud; aiding and abetting breach of fiduciary duty; and unjust enrichment. The plaintiffs in this lawsuit are seeking: compensatory damages, including interest; and other costs and expenses, including counsel and expert fees.



     CYNTHIA ESSENMACHER, SILVANA G. DELLA CAMERA, FELICIA BERNSTEIN AS CUSTODIAN FOR DANIELLE BROOKE BERNSTEIN, EDWARD CASEY, TINA CASEY, SIMON DENENBERG, GEORGE L. GORSUCH, PAT B. GORSUCH, L. SCOTT KARLIN, HENRY KRAMER, JOHN E. MORRISEY, HARRY SCHIPPER, BERTY KREISLER, GERSON SMITH, CYNTHIA PULEO, ZACHARY ALAN STARR, JOSHUA GUTTMAN, AND AMY SUGIN, DERIVATIVELY ON BEHALF OF THE MUTUAL FUNDS, TRUSTS AND CORPORATIONS COMPRISING THE INVESCO AND AIM FAMILY OF MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., INVESCO DISTRIBUTORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM MANAGEMENT GROUP, INC., AIM ADVISERS, INC., AIM INVESTMENT SERVICES, INC., AIM DISTRIBUTORS, INC., FUND MANAGEMENT COMPANY, MARK H. WILLIAMSON, RAYMOND R. CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE, MICHAEL LEGOSKI, MICHAEL BRUGMAN, FRED A. DEERING, VICTOR L. ANDREWS, BOB R. BAKER, LAWRENCE H. BUDNER, JAMES T. BUNCH, GERALD
     J. LEWIS, JOHN W. MCINTYRE, LARRY SOLL, RONALD L. GROOMS, WILLIAM J. GALVIN, JR., ROBERT H. GRAHAM, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT
     R. DOWDEN, EDWARD K. DUNN, JACK M. FIELDS, CARL FRISCHILING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, OWEN DALY II, AURUM SECURITIES CORP., AURUM CAPITAL MANAGEMENT CORP., GOLDEN GATE FINANCIAL GROUP, LLC, BANK OF AMERICA CORP., BANC OF AMERICA SECURITIES LLC, BANK OF AMERICA, N.A., BEAR STEARNS & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY INVESTMENT MANAGEMENT, LLC, EDWARD J. STERN, CANADIAN IMPERIAL BANK OF COMMERCE, CIRCLE TRUST COMPANY, RYAN GOLDBERG, MICHAEL GRADY, KAPLAN & CO. SECURITIES, INC., JP MORGAN CHASE & CO., OPPENHEIMER & CO., INC., PRITCHARD CAPITAL PARTNERS LLC, TIJA MANAGEMENT, TRAUTMAN WASSERMAN & COMPANY, INC., DEFENDANTS, AND THE INVESCO FUNDS AND THE AIM FUNDS AND ALL TRUSTS AND CORPORATIONS THAT COMPRISE THE INVESCO FUNDS AND AIM FUNDS THAT WERE MANAGED BY INVESCO AND AIM, NOMINAL DEFENDANTS, in the MDL Court (Case No. 04-MD-15864-FPS; No. 04-819), filed on September 29, 2004. This lawsuit alleges violations of Sections 206 and 215 of the Investment Advisers Act; Sections 36(a), 36(b) and 47 of the Investment Company Act; control person liability under
     Section 48 of the Investment Company Act; breach of fiduciary duty; aiding and abetting breach of fiduciary duty; breach of contract; unjust enrichment; interference with contract; and civil conspiracy. The plaintiffs in this lawsuit are seeking: removal of director defendants; removal of adviser, sub-adviser and distributor defendants; rescission of management and other contracts between the Funds and defendants; rescission of 12b-1 plans; disgorgement of management fees and other compensation/profits paid to adviser defendants; compensatory and punitive damages; and fees and expenses, including attorney and expert fees.



     MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, INVESCO FUNDS GROUP, INC., AMVESCAP, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, AND RAYMOND R. CUNNINGHAM, in the MDL Court (Case No. 1:04-MD-15864-FPS), filed on September 29, 2004. This lawsuit alleges violations of ERISA Sections 404, 405 and 406. The plaintiffs in this lawsuit are seeking: declaratory judgment; restoration of losses suffered by the plan; disgorgement of profits; imposition of a constructive trust; injunctive relief; compensatory damages; costs and attorneys' fees; and equitable restitution.



     On August 25, 2005, the MDL Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date.



     On November 3, 2005, the MDL Court issued short opinions on the pending motions to dismiss the shareholder class action (Lepera) and derivative (Essenmacher) complaints. For the most part, the opinions extended to the AIM/IFG track the Court's earlier rulings on parallel motions to dismiss in the Janus track. Thus, the Court dismissed the derivative complaint in its entirety except for the excessive-fee claim under Section 36(b) of the 1940 Act. With respect to the shareholder class action complaint, the Court dismissed all claims except the excessive-fee claim under Section 36(b) of the 1940 Act and the securities fraud claims under Section 10(b) of the Exchange Act. In so doing, the Court reserved for further consideration the motion to dismiss the Section 10(b) claims against AIM, ADI, and AMVESCAP, and that portion of the motion to dismiss is still pending. As a result of the Court's November 3, 2005 rulings, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative (Essenmacher) lawsuit.



     The MDL Court heard oral arguments on defendants' motions to dismiss the ERISA (Calderon) complaint on September 21, 2005. On December 6, 2005, Judge Catherine Blake on behalf of the MDL Court issued rulings on the common issues of law presented in defendants' motions to dismiss the ERISA complaints. The following rulings were issued in the context of the Strong track, but AIM expects a very similar result in the Calderon case: (i) a denial of the motion to dismiss on the grounds that former participant plaintiffs lack standing; (ii) a denial of the motion to dismiss the imprudent investment claim for failure to allege facts sufficient to overcome the presumption of prudence applicable to investments by an ERISA plan in company stock; (iii) a dismissal of all claims against all the defendants that are not identified as fiduciaries in the employee benefit plan documents and a granting of the plaintiffs leave to amend the complaint to plead facts sufficient to show that those defendants exercised discretionary control over the assets, management or administration of the ERISA plan sufficient to make them de facto fiduciaries; and (iv) a confirmation of the plaintiffs' withdrawal of their prohibited transactions and misrepresentation claims under ERISA.

                                  APPENDIX P-2



      PENDING LITIGATION ALLEGING INADEQUATELY EMPLOYED FAIR VALUE PRICING



     The following civil class action lawsuits involve, depending on the lawsuit, one or more AIM Funds, IFG and/or AIM and allege that the defendants inadequately employed fair value pricing. These lawsuits either have been served or have had service of process waived as of January 9, 2006.



     T.K. PARTHASARATHY, EDMUND WOODBURY, STUART ALLEN SMITH AND SHARON SMITH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. T. ROWE PRICE INTERNATIONAL FUNDS, INC., T. ROWE PRICE INTERNATIONAL, INC., ARTISAN FUNDS, INC., ARTISAN PARTNERS LIMITED PARTNERSHIP, AIM INTERNATIONAL FUNDS, INC. AND AIM ADVISORS, INC., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 2003-L-001253), filed on September 23, 2003. This claim alleges: common law breach of duty and common law negligence and gross negligence. The plaintiffs in these cases are seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. The Third Judicial Circuit Court for Madison County, Illinois has issued an order severing the claims of plaintiff Parthasarathy from the claims of the other plaintiffs against AIM and other defendants. As a result, AIM is a defendant in the following severed action: EDMUND WOODBURY, STUART ALLEN SMITH and SHARON SMITH, Individually and On Behalf of All Others Similarly Situated, v. AIM INTERNATIONAL FUNDS, INC., ET AL., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 03-L-1253A). The claims made by plaintiffs and the relief sought in the Woodbury lawsuit are identical to those in the Parthasarathy lawsuit. On April 22, 2005, Defendants in the Woodbury lawsuit removed the action to Federal Court (U.S. District Court, Southern District of Illinois, No. 05-CV-302-DRH). Based on a recent Federal appellate court decision (the "Kircher" case), AIM and the other defendants in the Woodbury lawsuit removed the action to Federal court (U.S. District Court, Southern District of Illinois, Cause No. 05-CV-302-DRH) on April 22, 2005. On April 26, 2005, AIM and the other defendants filed their Motion to Dismiss the plaintiffs' state law based claims. On June 10, 2005, the Court dismissed the Woodbury lawsuit based upon the Kircher ruling and ordered the court clerk to close this case. Plaintiffs filed a Motion to Amend the Judgment arguing that the Kircher ruling does not apply to require the dismissal of the claims against AIM in the Woodbury lawsuit. On July 7, 2005, the Court denied this Motion. The plaintiffs filed a Notice of Appeal. On September 2, 2005, the Court combined the nine cases on this subject matter, including the case against AIM.



     JOHN BILSKI, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. AIM INTERNATIONAL FUNDS, INC., AIM ADVISORS, INC., INVESCO INTERNATIONAL FUNDS, INC., INVESCO FUNDS GROUP, INC., T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND T. ROWE PRICE INTERNATIONAL, INC., in the United States District Court, Southern District of Illinois (East St. Louis) (Case No. 03-772), filed on November 19, 2003. This claim alleges: violations of Sections 36(a) and 36(b) of the Investment Company Act of 1940; common law breach of duty; and common law negligence and gross negligence. The plaintiff in this case is seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. This lawsuit has been transferred to the MDL Court by order of the United States District Court, Southern District of Illinois (East St. Louis).

                                  APPENDIX P-3



     PENDING LITIGATION ALLEGING EXCESSIVE ADVISORY AND/OR DISTRIBUTION FEES



     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, IINA, ADI and/or INVESCO Distributors and allege that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and, in some cases, also allege that the defendants adopted unlawful distribution plans. These lawsuits either have been served or have had service of process waived as of January 9, 2006



     All of the lawsuits discussed below have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. By order of the United States District Court for the Southern District of Texas, Houston Division, the Kondracki and Papia lawsuits discussed below have been consolidated for pre-trial purpose into the Berdat lawsuit discussed below and administratively closed. On December 8, 2005, the Court granted plaintiffs' Motion for Leave to File a Second Amended Consolidated Complaint. The result of the Court's order is to remove certain plaintiffs from the suit, remove certain claims by other plaintiffs relating to certain funds and bring in additional plaintiffs' claims relating to additional funds. On December 29, 2005, the defendants filed a Notice of Tag-Along case in the MDL Court regarding this matter due to the extensive allegations of market timing contained in the plaintiffs' Second Amended Consolidated Complaint.



     RONALD KONDRACKI V. AIM ADVISORS, INC. AND AIM DISTRIBUTOR, INC., in the United States District Court for the Southern District of Illinois (Civil Action No. 04-CV-263-DRH), filed on April 16, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act"). The plaintiff in this case is seeking: damages; injunctive relief; prospective relief in the form of reduced fees; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



     DOLORES BERDAT, MARVIN HUNT, MADELINE HUNT, RANDAL C. BREVER AND RHONDA LECURU V. INVESCO FUNDS GROUP, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO DISTRIBUTORS, INC., AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-978-T24-TBM), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



     FERDINANDO PAPIA, FRED DUNCAN, GRACE GIAMANCO, JEFFREY S. THOMAS, COURTNEY KING, KATHLEEN BLAIR, HENRY BERDAT, RUTH MOCCIA, MURRAY BEASLEY AND FRANCES
     J. BEASLEY V. A I M ADVISORS, INC. AND A I M DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-977-T17-MSS), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

                                  APPENDIX P-4



       PENDING LITIGATION ALLEGING IMPROPER CHARGING OF DISTRIBUTION FEES



                   ON LIMITED OFFERING FUNDS OR SHARE CLASSES



     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of AIM Management, IFG, AIM, AIS and/or certain of the trustees of the AIM Funds and allege that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively push the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits either have been served or have had service of process waived as of January 9, 2006.



     By order of the United States District Court for the Southern District of Texas, Houston Division, the claims made in the Beasley, Kehlbeck Trust, Fry, Apu and Bendix lawsuits discussed below were consolidated into the Boyce lawsuit discussed below and these other lawsuits were administratively closed. On June 7, 2005, plaintiffs filed their Consolidated Amended Complaint in which they make substantially identical allegations to those of the individual underlying lawsuits. However, the City of Chicago Deferred Compensation Plan has been joined as an additional plaintiff in the Consolidated Amended Complaint. Plaintiffs added defendants, including current and former directors/trustees of the AIM Funds formerly advised by IFG. On December 16, 2005, the defendants filed their Motions to Dismiss these claims.



     JOY D. BEASLEY AND SHEILA MCDAID, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY

     GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-B-0958), filed on May 10, 2004. The plaintiffs voluntarily dismissed this case in Colorado and re-filed it on July 2, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2589). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act of 1940 (the "Investment Company Act") and violations of Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



     RICHARD TIM BOYCE V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK
     H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD
     K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-N-0989), filed on May 13, 2004. The plaintiff voluntarily dismissed this case in Colorado and re-filed it on July 1, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2587). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



     KEHLBECK TRUST DTD 1-25-93, BILLY B. KEHLBECK AND DONNA J. KEHLBECK, TTEES
     V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH
     H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2802), filed on July 9, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



     JANICE R. FRY, BOB J. FRY, JAMES P. HAYES, VIRGINIA L. MAGBUAL, HENRY W. MEYER AND GEORGE ROBERT PERRY V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH

     FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2832), filed on July 12, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



     ROBERT P. APU, SUZANNE K. APU, MARINA BERTI, KHANH DINH, FRANK KENDRICK, EDWARD A. KREZEL, DAN B. LESIUK, JOHN B. PERKINS, MILDRED E. RUEHLMAN, LOUIS E. SPERRY, J. DORIS WILLSON AND ROBERT W. WOOD V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH

     INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2884), filed on July 15, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



     HARVEY R. BENDIX, CVETAN GEORGIEV, DAVID M. LUCOFF, MICHAEL E. PARMELEE, TRUSTEE OF THE HERMAN S. AND ESPERANZA A.. DRAYER RESIDUAL TRUST U/A 1/22/83 AND STANLEY S. STEPHENSON, TRUSTEE OF THE STANLEY J. STEPHENSON TRUST V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM

     SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-3030), filed on July 27, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

                               FINANCIAL STATEMENT


                                       FS

                                     PART C

                                OTHER INFORMATION

Item 23.       Exhibits


a (1)      -   (a)Amended and Restated Agreement and Declaration of Trust of
               Registrant, dated September 14, 2005(26)



           - (b) Amendment No. 1, effective December 21, 2005, to Amended and Restated Agreement and Declaration of Trust of Registrant.(26)



           - (c) Amendment No. 2, effective January 9, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant.(26)



b (1)      -   (a) Amended and Restated By-Laws of Registrant, dated effective
               May 15, 2002.(20)



           - (b) First Amendment to Amended and Restated By-Laws of Registrant, Adopted November 6, 2003.(24)



           - (c) Second Amendment to Amended and Restated By-Laws of Registrant, Adopted September 15, 2004.(24)



           - (d) Third Amendment to Amended and Restated By-Laws of Registrant, Adopted June 30, 2005.(26)






b (2)      -   Amended and Restated By-Laws of Registrant, dated effective
               September 14, 2005.(26)





c          -   Instruments Defining Rights of Security Holders - All rights of security holders are contained in the Registrant's Agreement and Declaration of Trust.

d (1)      -   (a) Master Investment Advisory Agreement, dated May 1, 2000, between Registrant and A I M Advisors, Inc.(14)

           - (b) Amendment No. 1, dated May 1, 2001, to Master Investment Advisory Agreement, dated May 1, 2000, between Registrant and A I M Advisors, Inc.(15)

           - (c) Amendment No. 2 to Master Investment Advisory Agreement of Registrant dated September 7, 2001, between Registrant and A I M Advisors, Inc.(18)

           - (d) Amendment No. 3 to Master Investment Advisory Agreement of Registrant dated May 1, 2002, between Registrant and A I M Advisors, Inc.(20)

           - (e) Amendment No. 4, dated August 29, 2003, to Master Investment Advisory Agreement, dated May 1, 2000, between Registrant and A I M Advisors, Inc.(22)

           - (f) Amendment No. 5, dated April 30, 2004 to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(24)


           - (g) Amendment No. 6, dated July 1, 2004, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.
               (24)

           - (h) Amendment No. 7, dated October 15, 2004, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(24)



           - (i) Amendment No. 8, dated July 1, 2005, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(26)



           - (j) Amendment No. 9, dated December 21, 2005, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(26)



           - (k) Form of Amendment No. 10 to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(26)



(2)        -   Sub-Advisory Agreement, dated May 1, 2000, between Registrant and
               H.S. Dent Advisors, Inc.(14)



(3)        -   (a) Master Intergoup Sub-Advisory Contract for Mutual Funds,
               dated April 30, 2004, between A I M Advisors, Inc. and INVESCO
               Institutional (N.A.), Inc.(24)



           - (b) Amendment No. 1, dated July 16, 2004, to Master Intergroup Sub-Advisory Contract for Mutual Funds between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc.(24)



               (c) Amendment No. 2, dated September 30, 2004, to Master Intergroup Sub-Advisory Contract for Mutual Funds between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc.(24)



           - (d) Amendment No. 3, dated October 15, 2004, to Master Intergroup Sub-Advisory Contract for Mutual Funds between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc.(24)



           - (e) Amendment No. 4, dated June 1, 2005, to Master Intergroup Sub-Advisory Contract for Mutual Funds between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc.(26)



(4)        -   Form of Master Intergroup Sub-Advisory Contract for Mutual Funds
               between A I M Advisors, Inc. and INVESCO Global Asset Management
               (N.A.), Inc.(26)



(5)        -   (a) Foreign Country Selection and Mandatory Securities Depository
               Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc.(7)


           - (b) Amendment No. 1, dated September 28, 1998, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement between Registrant and A I M Advisors, Inc.(8)

           - (c) Amendment No. 2, dated December 14, 1998, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement between Registrant and A I M Advisors, Inc.(8)

e (1)      -   (a) First Amended and Restated Master Distribution Agreement,
               dated July 16, 2001, between Registrant and A I M Distributors,
               Inc.(17)

           - (b) Amendment No. 1, dated September 7, 2001, to First Amended and Restated Master Distribution Agreement, between Registrant and A I M Distributors, Inc., dated July 16, 2001.(18)

           - (c) Amendment No. 2, dated May 1, 2002, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors Inc., dated July 16, 2001.(20)

           - (d) Amendment No. 3, dated August 29, 2003, to First Amended and Restated Master Distribution Agreement, between Registrant and A I M Distributors, Inc., dated July 16, 2001.(22)

           - (e) Amendment No. 4, dated April 30, 2004, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc.(24)

           - (f) Amendment No. 5, dated October 15, 2004, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc.(24)


           - (g) Amendment No. 6, dated July 1, 2005, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc.(26)



           - (h) Amendment No. 7, dated December 21, 2005, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc.(26)



           - (i) Form of Amendment No. 8 to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc.(26)


f (1)      -   Retirement Plan of Registrant's Non-Affiliated Directors,
               effective March 8, 1994, as restated September 18, 1995.(4)

  (2)      -   Retirement Plan for Eligible Directors/Trustees effective as of
               March 8, 1994, as Restated September 18, 1995 and as Restated
               March 7, 2000.(14)

  (3)      -   Form of Director Deferred Compensation Agreement effective as
               Amended March 7, 2000, September 28, 2001 and September 26,
               2002.(22)

g (1)      -   (a) Master Custodian Contract, dated May 1, 2000, between
               Registrant and State Street Bank and Trust Company.(15)

           - (b) Amendment, dated May 1, 2000, to Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(15)

           - (c) Amendment, dated June 29, 2001, to Master Custodian Contract dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(20)

           - (d) Amendment, dated April 2, 2002, to Master Custodian Contract dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(20)

           - (e) Amendment, dated September 8, 2004, to Master Custodian Contract dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(24)

  (2)      -   Custody Agreement, dated September 19, 2000, between Registrant and The Bank of New York.(15)

h (1)      -   (a) Second Amended and Restated Master Administrative Services
               Agreement, dated July 1, 2004, between Registrant and A I M
               Advisors, Inc.(24)

           - (b) Amendment No. 1, dated October 15, 2004, to Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2004, between Registrant and A I M Advisors, Inc.(24)

           - (c) Amendment No. 2, dated December 2, 2004, to Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2004, between Registrant and A I M Advisors, Inc.(24)


           - (d) Amendment No. 3, dated July 1, 2005 to Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2004, between Registrant and A I M Advisors, Inc.(26)



           - (e) Amendment No. 4, dated December 21, 2005, to Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2004, between Registrant and A I M Advisors, Inc.(26)



           - (f) Form of Amendment No. 5 to Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2004, between Registrant and A I M Advisors, Inc.(26)



  (2)      -   (a) Transfer Agency and Service Agreement, dated October 15,
               2001, between Registrant and A I M Fund Services, Inc., (now known as AIM Investment Services, Inc.).(18)



           - (b) Amendment No. 1, dated July 1, 2005, to the Transfer Agency and Service Agreement, dated October 15, 2001, between Registrant and A I M Fund Services, Inc., (now known as AIM Investment Services, Inc.).(26)


  (3)      -   Participation Agreement, dated February 25, 1993, between
               Registrant, Connecticut General Life Insurance Company and A I M
               Distributors, Inc.(4)

  (4)      -   (a) Participation Agreement, dated February 10, 1995, between
               Registrant and Citicorp Life Insurance Company.(4)

           - (b) Amendment No. 1, dated February 3, 1997, to the Participation Agreement dated February 10, 1995, between Registrant and Citicorp Life Insurance Company.(6)

  (5)      -   (a) Participation Agreement, dated February 10, 1995, between
               Registrant and First Citicorp Life Insurance Company.(4)

           - (b) Amendment No. 1, dated February 3, 1997, to the Participation Agreement, dated February 10, 1995, between Registrant and First Citicorp Life Insurance Company.(6)

  (6)      -   (a) Participation Agreement, dated December 19, 1995, between
               Registrant and Glenbrook Life and Annuity Company.(4)

           - (a)(i) Side Letter Agreement, dated December 1, 1995, among Registrant and Glenbrook Life and Annuity Company.(5)

           - (b) Amendment No. 1, dated November 7, 1997, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(7)

           - (c) Amendment No. 2, dated September 2, 1997, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(6)

       - (d) Amendment No. 3, dated January 26, 1998, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(7)

       - (e) Amendment No. 4, dated May 1, 1998, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(7)

       - (f) Amendment No. 5, dated January 12, 1999, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Insurance Company.(8)

       -   (g) Amendment No. 6, dated September 26, 2001, to the
           Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(20)

(7)    -   Participation Agreement, dated March 4, 1996, between Registrant and IDS Life Insurance Company.(4)

(8)    -   (a) Participation Agreement, dated October 7, 1996, between
           Registrant and IDS Life Insurance Company (supersedes and replaces Participation Agreement dated March 4, 1996).(5)

       - (a)(i) Side Letter Agreement, dated September 27, 1996, between Registrant, IDS Life Insurance Company and IDS Life Insurance Company of New York.(6)

       - (b) Amendment 1, dated November 11, 1997, to the Participation Agreement, dated October 7, 1996, between registrant and IDS Life Insurance Company.(8)

(9)    -   (a) Participation Agreement, dated October 7, 1996, between
           Registrant and IDS Life Insurance Company of New York.(5)

       -   (b) Amendment No. 1, dated November 11, 1997, to the
           Participation Agreement, dated October 7, 1996 between registrant and IDS Life Insurance Company of New York.(8)

(10)   -   Participation Agreement, dated April 8, 1996, between Registrant and Connecticut General Life Insurance Company.(4)

(11)   -   (a) Participation Agreement, dated September 21, 1996, between
           Registrant and Pruco Life Insurance Company.(5)

       - (b) Amendment No. 1, dated July 1, 1997, to the Participation Agreement, dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(6)

       - (c) Amendment No. 2, dated August 1, 1998, to the Participation Agreement, dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(7)

       - (d) Amendment No. 3, dated November 8, 1999, to the Participation Agreement dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(14)

       - (e) Amendment No. 4 dated April 10, 2000, to the Participation Agreement dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(14)

(12)   -   (a) Participation Agreement, dated October 1, 1996, between
           Registrant and Allstate Life Insurance Company of New York.(5)

       - (a)(i) Side Letter Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York.(7)

       - (b) Amendment No. 1, dated November 7, 1997, to the Participation Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York.(9)

(13)   -   (a) Participation Agreement, dated December 18, 1996, between
           Registrant and Merrill Lynch Life Insurance Company.(5)

       - (a)(i) Side Letter Agreement, dated December 18, 1996, between Registrant and Merrill, Lynch, Pierce, Fenner & Smith,
           Incorporated.(5)

       - (b) Amendment No. 1, dated May 1, 1997, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(6)

       - (c) Amendment No. 2, dated April 13, 2000, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(14)

       -   (d) Amendment No. 3, dated February 16, 2001, to the
           Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(18)

       - (e) Amendment No. 4, dated May 1, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(18)

       - (f) Amendment No. 5, dated October 5, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(18)

       -   (g) Agreement No. 6, dated September 10, 2002, to the
           Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(20)

(14)   -   (a) Participation Agreement, dated December 18, 1996, between
           Registrant and ML Life Insurance Company of New York.(5)

       - (b) Amendment No. 1, dated May 1, 1997, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(6)

       - (c) Amendment No. 2, dated April 3, 2000, to the Participation Agreement, dated December 18, 1996, by and between Registrant and ML Life Insurance Company of New York.(14)

       - (d) Amendment No. 3 dated February 16, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(18)

       - (e) Amendment No. 4, dated May 1, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(18)

       - (f) Amendment No. 5, dated October 5, 2001, to the Participation Agreement, dated, December 18, 1996, between Registrant and ML Life Insurance Company of New York.(18)

       -   (g) Amendment No. 6, dated September 10, 2002, to the
           Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(20)

(15)   -   (a) Participation Agreement, dated February 14, 1997, between
           Registrant and Pruco Life Insurance Company of New Jersey.(5)

       - (b) Amendment No. 1, dated November 8, 1999, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey.(14)

       - (c) Amendment No. 2, dated April 10, 2000, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey.(14)

(16)   -   Participation Agreement, dated April 30, 1997, between Registrant and Prudential Insurance Company of America.(6)

(17)   -   Participation Agreement, dated October 30, 1997, between
           Registrant and American Centurion Life Assurance Company.(6)

(18)   -   (a) Participation Agreement, dated October 30, 1997, between
           Registrant and American Enterprise Life Insurance Company.(6)

       - (a)(i) Letter Agreement, dated October 30, 1997, between American Enterprise Life Insurance Company and American Centurion Life Assurance Company.(6)

(19)   -   Participation Agreement, dated November 20, 1997, between
           Registrant and AIG Life Insurance Company.(6)

(20)   -   Participation Agreement, dated November 20, 1997, between
           Registrant and American International Life Assurance Company of New York.(6)

(21)   -   (a) Participation Agreement, dated November 4, 1997, between
           Registrant and Nationwide Life Insurance Company.(6)

       - (b) Amendment No. 1, dated June 15, 1998, to the Participation Agreement, dated November 4, 1997, between Registrant and Nationwide Life Insurance Company.(7)

(22)   -   (a) Participation Agreement, dated December 3, 1997, between
           Registrant and Security Life of Denver.(6)

       - (b) Amendment No. 1, dated June 23, 1998, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver.(7)

       - (c) Amendment No. 2, dated May 20, 1999, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(10)

       - (d) Amendment No. 3, dated November 1, 1999, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance

           Company.(12)

       - (e) Amendment No. 4, dated March 2, 2000, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(14)

       -   (f) Amendment No. 5, dated December 28, 2000, to the
           Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(14)

       -   (g) Amendment No. 6, dated September 5, 2001, to the
           Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(18)

(23)   -   (a) Participation Agreement, dated December 31, 1997, between
           Registrant and Cova Financial Services Life Insurance Company.(6)

       - (b) Amendment No. 1, dated April 23, 1999, to the Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Services Life Insurance Company.(12)

       -   (c) Amendment No. 2, dated September 1, 2000, to the
           Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Services Life Insurance
           Company.(14)

       -   (d) Amendment No. 3, dated February 12, 2001, to the
           Participation Agreement, dated December 31, 1997, between Registrant and Met Life Investors Insurance Company (formerly Cova Financial Services Life Insurance Company).(18)

(24)   -   (a) Participation Agreement, dated December 31, 1997, between
           Registrant and Cova Financial Life Insurance Company.(6)

       - (b) Amendment No. 1, dated April 23, 1999, to the Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Life Insurance Company.(10)

       -   (c) Amendment No. 2, dated February 12, 2001, to the
           Participation Agreement, dated April 23, 1999, between Registrant and Met Life Investors Insurance Company (formerly Cova Financial Life Insurance Company).(18)

(25)   -   (a) Participation Agreement, dated February 2, 1998, between
           Registrant and The Guardian Insurance & Annuity Company, Inc.(7)

       - (b) Amendment No. 1, dated July 1, 1999, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance & Annuity Company, Inc.(11)

       - (c) Amendment No. 2, dated May 1, 2000, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance & Annuity Company, Inc.(14)

       - (d) Amendment No. 3, dated August 1, 2000, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance & Annuity Company.(14)

       -   (e) Amendment No. 4, dated December 1, 2000, to the
           Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance and Annuity Company, Inc.(18)

(26)   -   (a) Participation Agreement, dated February 17, 1998, between
           Registrant and Sun Life Assurance Company of Canada (U.S.).(7)

       -   (b) Amendment No. 1, dated December 11, 1998, to the
           Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(8)

       - (c) Amendment No. 2, dated March 15, 1999, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(14)

       - (d) Amendment No. 3, dated April 17, 2000, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(14)

       - (e) Amendment No. 4, dated May 1, 2000, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S).(18)

       - (f) Amendment No. 5, dated May 1, 2001, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(18)

       -   (g) Amendment No. 6, dated September 1, 2001, to the
           Participation Agreement dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(18)

       - (h) Amendment No. 7, date April 1, 2002 to the Participation Agreement dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(20)

       - (i) Amendment No. 8, dated August 5, 2002, to the Participation Agreement dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(20)

(27)   -   Participation Agreement, dated April 1, 1998, between Registrant and United Life & Annuity Insurance Company.(7)

(28)   -   (a) Participation Agreement, dated April 21, 1998, between
           Registrant and Keyport Life Insurance Company.(7)

       -   (b) Amendment No. 1, dated December 28, 1998, to the
           Participation Agreement, dated April 21, 1998, between
           Registrant and Keyport Life Insurance Company.(8)

       - (c) Amendment No. 2, dated March 12, 2001, to the Participation Agreement, dated April 21, 1998, between Registrant and Keyport Life Insurance Company.(18)

(29)   -   (a) Participation Agreement, dated May 1, 1998, between
           Registrant and PFL Life Insurance Company.(7)

       - (b) Amendment No. 1, dated June 30, 1998, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company.(7)

       -   (c) Amendment No. 2, dated November 27, 1998, to the
           Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company.(8)

       - (d) Amendment No. 3, dated August 1, 1999, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company.(18)

       -   (e) Amendment No. 4, dated February 28, 2001, to the
           Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company.(18)

       - (f) Amendment No. 5, dated July 1, 2001, to the Participation Agreement, dated May 1, 1998, between Registrant and
           Transamerica Life Insurance Company (formerly PFL Life Insurance Company).(18)

       - (g) Amendment No. 6, dated August 15, 2001, to the Participation Agreement dated May 1, 1998, between Transamerica Life Insurance Company (formerly PFL Life Insurance Company).(18)

       - (h) Amendment No. 7 dated May 1, 2002, to the Participation Agreement, dated May 1, 1998, between Registrant and
           Transamerica Life Insurance Company (formerly PFL Life Insurance Company).(20)

       - (i) Amendment No. 8 dated July 15, 2002, to the Participation Agreement, dated May 1, 1998, between Registrant and
           Transamerica Life Insurance Company (formerly PFL Life Insurance Company).(20)

       - (j) Amendment No. 9 dated December 1, 2002, to the Participation Agreement, dated May 1, 1998, between Registrant and
           Transamerica Life Insurance Company (formerly PFL Life Insurance Company).(20)

(30)   -   Participation Agreement, dated May 1, 1998, between Registrant and Fortis Benefits Insurance Company.(7)

(31)   -   (a) Participation Agreement, dated June 1, 1998, between
           Registrant and American General Life Insurance Company.(7)

       - (b) Amendment No. 1, dated January 1, 1999, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(9)

       -   (c) Amendment No. 2, dated September 29, 1999, to the
           Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(14)

       -   (d) Amendment No. 3, dated February 1, 2000, to the
           Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(14)

       -   (e) Amendment No. 4, dated November 1, 2000, to the
           Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(18)

       - (f) Amendment No. 5, dated May 14, 2002, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(20)

(32)   -   (a) Participation Agreement, dated June 16, 1998, between
           Registrant and Lincoln National Life Insurance Company.(7)

       -   (b) Amendment No. 1, dated November 20, 1998, to the
           Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company.(8)

       - (c) Amendment No. 2, dated May 1, 1999, to the Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company.(14)

       -   (d) Amendment No. 3, dated October 14, 1999, to the
           Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company.(14)

       - (e) Amendment No. 4, dated May 1, 2000, to the Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company.(14)

       - (f) Amendment No. 5, dated July 15, 2000, to the Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company.(18)

       - (g) Amendment No. 6, dated July 15, 2001, to the Participation Agreement dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company.(18)

(33)   -   (a) Participation Agreement, dated June 30, 1998, between
           Registrant and Aetna Life Insurance and Annuity Company.(7)

       - (b) Amendment No. 1, dated October 1, 2000, to the Participation Agreement, dated June 20, 1998, between Registrant and AETNA Life Insurance and Annuity Company.(18)

(34)   -   (a) Participation Agreement, dated July 1, 1998, between
           Registrant and The Union Central Life Insurance Company.(8)

       - (b) Amendment dated January 1, 2003, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company.(20)

(35)   -   Participation Agreement, dated July 1, 1998, between Registrant and United Investors Life Insurance Company.(8)

(36)   -   (a) Participation Agreement, dated July 2, 1998, between
           Registrant and Hartford Life Insurance Company.(7)

       - (b) Amendment No. 1, dated April 29, 2002, to be effective as of November 1, 2000, to the Participation Agreement, dated July 2, 1998, between Registration and Hartford Life Insurance
           Company.(20)

       -   (c) Amendment No. 2, dated September 20, 2001, to the
           Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(20)

(37)   -   (a) Participation Agreement, dated July 13, 1998, between
           Registrant and Keyport Benefit Life Insurance Company.(7)

       -   (b) Amendment No. 1, dated December 28, 1998 to the
           Participation Agreement, dated July 13, 1998, between Registrant and Keyport Benefit Life Insurance Company.(8)

(38)   -   (a) Participation Agreement, dated July 27, 1998, between
           Registrant and Allmerica Financial Life Insurance and Annuity Company.(7)

       -   (b) Amendment No. 1, dated February 11, 2000, to the
           Participation Agreement dated July 27, 1998 between Registrant and Allmerica Financial Life Insurance and Annuity Company.(13)

       - (c) Amendment No. 2, dated April 10, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and Allmerica Financial Life Insurance and Annuity Company.(14)

       - (d) Amendment No. 3, dated May 1, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and Allmerica Financial Life Insurance and Annuity Company.(14)

       - (e) Amendment No. 4, dated October 4, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and Allmerica Financial Life Insurance and Annuity Company.(14)

       -   (f) Amendment No. 5, dated December 1, 2000, to the
           Participation Agreement, dated July 27, 1998, between Registrant and Allmerica Financial Life Insurance and Annuity Company.(18)

       - (g) Amendment No. 6, dated May 1, 2001, to the Participation Agreement dated July 27, 1998, between Registrant and Allmerica Financial Life Insurance and Annuity Company.(18)

       - (h) Amendment No. 7, dated May 1, 2002, to the Participation Agreement dated July 27, 1998, between Registrant and Allmerica Financial Life Insurance and Annuity Company.(20)

(39)   -   (a) Participation Agreement, dated July 27, 1998, between
           Registrant and First Allmerica Financial Life Insurance
           Company.(7)

       -   (b) Amendment No. 1, dated February 11, 2000, to the
           Participation Agreement dated July 27, 1998 between Registrant and First Allmerica Financial Life Insurance Company.(13)

       - (c) Amendment No. 2, dated April 10, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(14)

       - (d) Amendment No. 3, dated May 1, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(14)

       - (e) Amendment No. 4, dated October 4, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(14)

       -   (f) Amendment No. 5, dated December 1, 2000, to the
           Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(18)

       - (g) Amendment No. 6, dated May 1, 2001, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(18)

       - (h) Amendment No. 7, dated May 1, 2002, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(20)

(40)   -   Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(9)

(41)   -   (a) Participation Agreement, dated November 23, 1998, between
           Registrant and American General Annuity Insurance Company.(8)

       - (b) Amendment No. 1, dated July 1, 1999, to the Participation Agreement dated November 23, 1998, between Registrant and American General Annuity Insurance Company.(11)

       - (c) Amendment No. 2, dated August 1, 2000, to the Participation Agreement, dated November 23, 1998, between Registrant and American General Annuity Insurance Company.(14)

(42)   -   Participation Agreement, dated December 1, 1998, between Registrant and the Prudential Insurance Company of America.(8)

(43)   -   (a) Participation Agreement, dated February 1, 1999, between
           Registrant and Sage Life Assurance of America, Inc.(9)

       - (b) Amendment No. 1, dated October 1, 2001, to the Participation Agreement, dated February 1, 1999, between Registrant and Sage Life Assurance of America, Inc.(18)

(44)   -   (a) Participation Agreement, dated April 1, 1999, between
           Registrant and Liberty Life Assurance Company of Boston.(9)

       - (b) Amendment No. 1, dated May 1, 2001, to the Participation Agreement, dated April 1, 1999, between Registrant and Liberty Life Assurance Company of Boston.(18)

(45)   -   Participation Agreement, dated April 13, 1999, between Registrant and
           Western-Southern Life Insurance Company.(10)

(46)   -   Participation Agreement, dated May 1, 1999, between Registrant and
           Columbus Life Insurance Company.(10)

(47)   -   Participation Agreement, dated April 26, 1999, between Registrant and First Variable Life Insurance Company.(10)

(48)   -   Participation Agreement, dated August 21, 1999, between Registrant and Life Investors Insurance Company of America.(11)

(49)   -   Participation Agreement, dated June 8, 1999, between Registrant and
           The Principal Life Insurance Company.(10)

(50)   -   (a) Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(11)

       - (b) Amendment, dated May 1, 2002, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(20)

       - (c) Amendment, dated August 15, 2002, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(20)

(51)   -   Participation Agreement, dated June 14, 1999, between Registrant and Security First Life Insurance Company.(11)

(52)   -   (a) Participation Agreement, dated July 1, 1999, between Registrant and Allstate Life Insurance Company.(11)

       - (b) Amendment No. 1, dated December 20, 2001, to the Participation Agreement, dated July 1, 1999, between Registrant and Allstate Life Insurance Company.(18)

(53)   -   Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of North America.(11)

(54)   -   Participation Agreement, dated July 27, 1999, between Registrant and Preferred Life Insurance Company of New York.(11)

(55)   -   Participation Agreement, dated August 31, 1999, between Registrant and John Hancock Mutual Life Insurance Company.(11)

(56)   -   Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York.(11)

(57)   -   (a) Participation Agreement, dated November 1, 1999, between
           Registrant and AETNA Insurance Company of America.(12)

       - (b) Amendment No. 1, dated November 17, 2000, to the Participation Agreement dated November 1, 1999, between Registrant and AETNA Insurance Company of America.(18)

(58)   -   Participation Agreement, dated January 28, 2000, between Registrant and Northbrook Life Insurance Company.(13)

(59)   -   Participation Agreement, dated March 2, 2000, between Registrant and GE Life and Annuity Assurance Company.(14)

(60)   -   Participation Agreement, dated March 27, 2000, between Registrant and Reliastar Life Insurance Company of New York.(14)

(61)   -   Participation Agreement, dated March 27, 2000, between Registrant and Northern Life Insurance Company.(14)

(62)   -   Participation Agreement, dated March 27, 2000, between Registrant and Reliastar Life Insurance Company.(14)

(63)   -   (a) Participation Agreement, dated April 10, 2000, between
           Registrant and Allmerica Financial Life Insurance and Annuity Company.(14)

       - (b) Amendment No. 1, dated December 1, 2000, to the Participation Agreement, dated April 10, 2000, between Registrant and Allmerica Financial Life Insurance and Annuity Company.(18)

(64)   -   Participation Agreement, dated April 14, 2000, between Registrant and United Investors Life Insurance Company.(14)

(65)   -   (a) Participation Agreement, dated April 17, 2000, between
           Registrant and Sun Life Insurance and Annuity Company of New
           York.(14)

       - (b) Amendment No. 1, dated April 27, 2000, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(20)

       - (c) Amendment No. 2, dated September 1, 2001, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(20)

       - (d) Amendment No. 3, dated April 1, 2002, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(20)

       - (e) Amendment No. 4, dated December 31, 2002, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(20)

(66)   -   (a) Participation Agreement, dated August 1, 2000, between
           Registrant and Kansas City Life Insurance Company.(14)

(67)   -   (a) Participation Agreement, dated September 25, 2000, between
           Registrant and Security Life of Denver Insurance Company.(14)

       - (b) Amendment No. 1, dated September 5, 2001, to the Private Placement Participation Agreement, dated September 25, 2000, between Registrant and Security Life of Denver Insurance Company.(18)

(68)   -   (a) Participation Agreement, dated February 26, 1999, between
           Registrant and American General Life Insurance Company.(18)

       - (b) Amendment No. 1, dated November 1, 2000, to the Participation Agreement, dated February 26, 1999, between Registrant and American General Life Insurance Company.(18)

(69)   -   (a) Participation Agreement, dated April 3, 2000, between
           Registrant and First Cova Life Insurance Company.(18)

       - (b) Amendment No. 1, dated February 12, 2001, to the Participation Agreement dated December 31, 1997, between Registrant and First Met Life Investors Insurance Company (formerly, First Cova Life Insurance Company).(18)

(70)   -   Participation Agreement, dated February 1, 2001, between Registrant and Peoples Benefit Life Insurance Company.(18)

(71)   -   Participation Agreement, dated March 28, 2001, between Registrant and Security Benefit Life Insurance Company.(18)

(72)   -   Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Home Life Mutual Insurance Company.(18)

(73)   -   Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Life and Annuity Company.(18)

(74)   -   Participation Agreement, dated March 29, 2001, between Registrant and PHL Variable Insurance Company.(18)

(75)   -   Participation Agreement, dated April 4, 2001, between Registrant and Annuity Investors Life Insurance Company.(18)

(76)   -   Participation Agreement, dated April 17, 2001, between Registrant and Sun Life Insurance and Annuity Company of New York.(18)

(77)   -   Participation Agreement, dated April 30, 2001, between Registrant and Western Reserve Life Assurance Co. of Ohio.(18)

(78)   -   Participation Agreement, dated July 13, 2001, between Registrant and Golden American Life Insurance Company.(18)

(79)   -   (a) Participation Agreement, dated July 24, 2001, between
           Registrant and Lincoln Benefit Life Company.(18)

       - (b) Amendment No. 1, dated December 18, 2002, to the Participation Agreement, dated July 24, 2001, between Registrant and Lincoln Benefit Life Company.(20)

(80)   -   Participation Agreement, dated October 1, 2001, between Registrant and The Travelers Life and Annuity Company.(18)

(81)   -   Participation Agreement, dated November 1, 2001, between Registrant and The American Life Insurance Company of New York.(18)

(82)   -   Accounting Services Agreement, dated March 31, 1993, between the
           Registrant and State Street Bank and Trust Company.(4)

(83)   -   Agreement and Plan of Reorganization, dated December 7, 1999, between Registrant and AIM Variable Insurance Funds.(12)

(84)   -   Participation Agreement, dated March 4, 2002, between Registrant and Minnesota Life Insurance Company.(19)

(85)   -   Participation Agreement, dated May 1, 2002, between Registrant and
           AUSA Life Insurance Company, Inc.(20)

(86)   -   Participation Agreement, dated October 1, 2002, between Registrant and CUNA Mutual Life Insurance Company.(20)

(87)   -   (a) Memorandum of Agreement between Registrant, on behalf of AIM
           V.I. Basic Value Fund and AIM V.I. Mid Cap Equity Fund, and A I M Advisors, Inc., dated July 1, 2001.(18)

       - (b) Memorandum of Agreement, between Registrant, on behalf of AIM V.I. Basic Value Fund and AIM V.I. Mid Cap Equity Fund, and A I M Advisors, Inc. regarding securities lending, dated July 1, 2001.(18)

(88)   -   (a) Form of Memorandum of Agreement between Registrant, on behalf of AIM V.I. Large Cap Growth Fund and AIM V.I. Small Cap Equity Fund, and A I M Advisors, Inc. (21)

       - (b) Form of Memorandum of Agreement between Registrant, on behalf of AIM V.I. Large Cap Growth Fund and AIM V.I. Small Cap Equity Fund, and A I M Advisors, Inc. regarding securities lending.(21)


(89)   -   Second Amended and Restated Interfund Loan Agreement, dated April
           30, 2004,
            between Registrant and A I M Advisors, Inc.(24)


 (90)   -   Memorandum of Agreement, dated as of May 5, 2005, between
            Registrant and A I M Advisors, Inc. with respect to AIM V.I.
            Aggressive Growth Fund, AIM V.I. Balanced Fund, AIM V.I. Basic
            Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Appreciation
            Fund, AIM V.I. Capital Development Fund, AIM V.I. Core Equity Fund,
            AIM V.I. Core Stock Fund, AIM V.I. Dent Demographic Trends Fund,
            AIM V.I. Dynamics Fund, AIM V.I. Financial Services Fund, AIM V.I.
            Growth Fund, AIM V.I. Health Sciences Fund, AIM V.I. International
            Growth Fund, AIM V.I. Large Cap Growth Fund, AIM V.I. Leisure Fund,
            AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Premier Equity Fund,
            AIM V.I. Real Estate Fund, AIM V.I. Small Cap Equity Fund, AIM V.I.
            Small Company Growth Fund, AIM V.I. Technology Fund, AIM V.I. Total
            Return Fund and AIM V.I. Utilities Fund.(26)



 (91)   -   (a) Memorandum of Agreement, dated as of January 1, 2005, between
             Registrant, on behalf of all funds, and A I M Advisors, Inc.(24)



        - (b) Memorandum of Agreement, dated as of July 1, 2005, between Registrant, on behalf of all funds, and A I M Advisors, Inc.(26)



        - (c) Memorandum of Agreement, dated as of November 1, 2005, between Registrant, on behalf of all funds, and A I M Advisors, Inc.(26)



        - (d) Memorandum of Agreement, dated as of January 1, 2006, between Registrant, on behalf of all funds, and A I M Advisors, Inc.(26)



 (92)   -   Memorandum of Agreement, dated as of January 1, 2005, between
            Registrant, on behalf of all funds, and A I M Distributors, Inc.(24)


i (1)   -   (a) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds
            regarding the AIM V.I. Capital Appreciation Fund, the AIM V.I.
            Diversified Income Fund, the AIM V.I. Government Securities Fund, the AIM V.I. Growth Fund, the AIM V.I. International Equity Fund, the AIM V.I. Money Market Fund and the AIM V.I. Value Fund.(1)

        - (b) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding the AIM V.I. Growth and Income Fund and the AIM V.I. Utilities Fund (presently the AIM V.I. Global Utilities Fund).(2)

        - (c) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding the AIM V.I. Global Utilities Fund name change.(3)

        - (d) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding AIM V.I. Aggressive Growth Fund, AIM V.I. Balanced Fund, AIM V.I. Capital Development Fund and AIM V.I. High Yield Fund.(6)

        - (e) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding AIM V.I. Global Growth and Income Fund and AIM V.I. Telecommunications Fund.(7)

        - (f) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding AIM V.I. Blue Chip Fund.(10)

        - (g) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding AIM V.I. Dent Demographic Trends Fund.(11)

        - (h) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding the redomestication of the Registrant.(13)

        - (i) Opinion and Consent of Messrs. Foley & Lardner regarding the addition of a Series II share class.(16)

        - (j) Opinion and Consent of Messrs. Foley & Lardner regarding the addition of AIM V.I. Basic Value Fund and AIM V.I. Mid Cap Equity Fund.(17)

        - (k) Opinion and Consent of Messrs. Foley & Lardner regarding the addition of AIM V.I. Large Cap Growth Fund and AIM V.I. Small Cap Equity Fund.(21)

        - (l) Opinion and Consent of Messrs. Foley & Lardner, LLP regarding the addition of AIM V.I. Real Estate Fund, INVESCO VIF - Core Equity Fund, INVESCO VIF - Dynamics Fund, INVESCO VIF - Financial Services Fund, INVESCO VIF - Health Sciences Fund, INVESCO VIF - Leisure Fund, INVESCO VIF - Small Company Growth Fund, INVESCO VIF
            - Technology Fund, INVESCO VIF - Total Return Fund and INVESCO VIF
            - Utilities Fund.(23)

        - (m) Tax Opinion of Messrs. Foley & Lardner, LLP regarding the merger of Phoenix AIM Mid-Cap Equity Series into AIM V.I. Mid Cap Core Equity Fund.(24)


j       -   Consent of Messrs. Foley & Lardner, LLP.(26)



        -


k       -   Financial Statements omitted from Item 22 -- None.

l (1)   -   (a) Agreements Concerning Initial Capitalization of the AIM V.I.
            Capital Appreciation Fund, the AIM V.I. Diversified Income Fund, the AIM V.I. Government Securities Fund, the AIM V.I. Growth Fund, the AIM V.I. International Equity Fund, the AIM V.I. Money Market
            Fund, and the AIM V.I. Value Fund.(4)

        - (b) Agreements Concerning Initial Capitalization of the AIM V.I. Growth and Income Fund and the AIM V.I. Utilities Fund.(4)

        - (c) Agreement Concerning Initial Capitalization of the AIM V.I. Aggressive Growth Fund, the AIM V.I. Balanced Fund, the AIM V.I. Capital Development Fund and the AIM V.I. High Yield Fund.(7)

        - (d) Agreement Concerning Initial Capitalization of the AIM V.I. Blue Chip Fund.(11)

        - (e) Agreement Concerning Initial Capitalization of the AIM V.I. Dent Demographic Trends Fund.(11)

        - (f) Agreement Concerning Initial Capitalization of the AIM V.I. Basic Value Fund and the AIM V.I. Mid Cap Equity Fund, dated September 7, 2001.(18)

        - (g) Form of Agreement Concerning Initial Capitalization of the AIM V.I. Large Cap Growth Fund and AIM V.I. Small Cap Equity Fund.(21)

m (1)   -   (a) Registrant's Master Distribution Plan pursuant to Rule 12b-1 for Series II shares.(17)

        - (b) Amendment No. 1 to the Registrant's Master Distribution Plan, dated September 7, 2001.(18)

        - (c) Amendment No. 2 to the Registrant's Master Distribution Plan, dated May 1,

            2002.(20)

        - (d) Amendment No. 3 to the Registrant's Master Distribution Plan, dated August 29, 2003.(22)

        - (e) Amendment No. 4 to the Registrant's Master Distribution Plan, dated April 30, 2004.(24)

        - (f) Amendment No. 5 to the Registrant's Master Distribution Plan, dated October 15, 2004.(24)


        - (g) Amendment No. 6 to the Registrant's Master Distribution Plan, dated July 1, 2005.(26)



        - (h) Amendment No. 7 to the Registrant's Master Distribution Plan, dated December 21, 2005.(26)



        - (i) Form of Amendment No. 8 to the Registrant's Master Distribution Plan.(26)


n       -   Registrant's Amended and Restated Multiple Class Plan, effective
            July 16, 2001, as amended and restated August 18, 2003.(22)

o       -   Reserved

p (1)   -   A I M Management Group Inc. Code of Ethics adopted May 1, 1981 as last amended effective January 1, 2005 relating to A I M Management
            Group Inc. and A I M Advisors, Inc. and its wholly owned and indirect subsidiaries.(24)


  (2)   -   AIM Funds and A I M Management Group, Inc. Code of
            Ethics,originally adopted May 1, 1981, amended effective as of January 1, 2006.(26)


  (3)   -   INVESCO Institutional (N.A.), Inc., its subsidiaries and INVESCO
            Global Asset Management (N.A.), Inc. ("INVESCO") Code of Ethics adopted January 1, 2005.(25)


q       -   Powers of Attorney for Messrs. Baker, Bayley, Bunch, Crockett,
            Dowden, Dunn, Fields, Frischling, Graham, Mathai-Davis, Pennock,
            Quigley, Soll, Stickel and Williamson.(26)

----------
(1) Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on April 19, 1993.

(2) Incorporated herein by reference to Post-Effective Amendment No. 4, filed on November 3, 1994.

(3) Incorporated herein by reference to Post-Effective Amendment No. 6, filed on April 26, 1995.

(4) Incorporated herein by reference to Post-Effective Amendment No. 7, filed electronically on April 29, 1996.

(5) Incorporated herein by reference to Post-Effective Amendment No. 8, filed electronically on April 23, 1997.

(6) Incorporated herein by reference to Post-Effective Amendment No. 9, filed electronically on February 13, 1998.

(7) Incorporated herein by reference to Post-Effective Amendment No. 10, filed electronically on October 2, 1998.

(8) Incorporated herein by reference to Post-Effective Amendment No. 11, filed electronically on February 18, 1999.

(9) Incorporated herein by reference to Post-Effective Amendment No. 12, filed electronically on April 29, 1999.

(10) Incorporated herein by reference to Post-Effective Amendment No. 13, filed electronically on July 13, 1999.

(11) Incorporated herein by reference to Post-Effective Amendment No. 14, filed electronically on September 28, 1999.

(12) Incorporated herein by reference to Post-Effective Amendment No. 15, filed electronically on February 16, 2000.

(13) Incorporated herein by reference to Post-Effective Amendment No. 16, filed electronically on February 17, 2000.

(14) Incorporated herein by reference to Post-Effective Amendment No. 18, filed electronically on February 16, 2001.

(15) Incorporated herein by reference to Post-Effective Amendment No. 19, filed electronically on April 12, 2001.

(16) Incorporated herein by reference to Post Effective Amendment No. 20, filed electronically on May 29, 2001.

(17) Incorporated herein by reference to Post Effective Amendment No. 21, filed electronically on July 18, 2001.

(18) Incorporated herein by reference to Post Effective Amendment No. 22, filed electronically on February 12, 2002.

(19) Incorporated herein by reference to Post Effective Amendment No. 24, filed electronically on April 30, 2002.

(20) Incorporated herein by reference to Post Effective Amendment No. 25, filed electronically on April 29, 2003.

(21) Incorporated herein by reference to Post Effective Amendment No. 26, filed electronically on June 18, 2003.

(22) Incorporated herein by reference to Post Effective Amendment No. 27, filed electronically on February 13, 2004.

(23) Incorporated herein by reference to Post Effective Amendment No. 28, filed electronically on April 13, 2004.

(24) Incorporated herein by reference to Post Effective Amendment No. 29, filed electronically on February 28, 2005.


(25) Incorporated herein by reference to Post Effective Amendment No. 30, filed electronically on April 29, 2005.



(26) Filed herewith electronically.


Item 24. Persons Controlled by or Under Common Control with Registrant

     None.

Item 25. Indemnification


     Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant's Amended and Restated Agreement and Declaration of Trust and Article VIII of its Amended and Restated Bylaws, and are hereby incorporated by reference. See Items 23(a) and (b) above. Under the Amended and Restated Agreement and Declaration of Trust, amended and restated effective as of September 14, 2005, (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust act, the Registrant's Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).

     A I M Advisors, Inc. ("AIM"), the Registrant and other investment companies managed by AIM, their respective officers, trustees, directors and employees (the "Insured Parties") are insured under a joint Mutual Fund and Investment Advisory Professional and Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insuers, with limits up to a $60,000,000 (plus an additional $20,000,000 limit that applies to independent directors/trustees only).


     Section 16 of the Master Investment Advisory Agreement between the Registrant and AIM provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of AIM or any of its officers, directors or employees, that AIM shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of AIM to any series of the Registrant shall not automatically impart liability on the part of AIM to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Advisor


     The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. Reference is also made to the caption "Fund Management--The Advisor" of the Prospectus which comprises Part A of this Registration Statement, and to the discussion under the caption "Management of the Trust" of the Statement of Additional Information which comprises Part B of this Registration Statement, and to Item 27(b) of this Part C of the Registration Statement.

Item 27. Principal Underwriters


(a) A I M Distributors, Inc. the Registrant's principal underwriter, also acts as a principal underwriter to the following investment companies:



     AIM Core Allocation Portfolio Series
     AIM Counselor Series Trust
     AIM Equity Funds
     AIM Floating Rate Fund
     AIM Funds Group
     AIM Growth Series
     AIM International Mutual Funds
     AIM Investment Funds
     AIM Investment Securities Funds
     AIM Sector Funds
     AIM Special Opportunities Funds
     AIM Stock Funds
     AIM Summit Fund
     AIM Tax-Exempt Funds
     AIM Treasurer's Series Trust (with respect to its
     Investor Class Shares)






(b) The following table sets forth information with respect to each director, officer or partner of A I M Distributors, Inc.



Name and Principal           Position and Offices with        Positions and Offices
Business Address*                   Underwriter                  with Registrant
------------------           -------------------------        ---------------------
Gene L. Needles          Chairman, Director, President &     None
                         Chief Executive Officer

Mark H. Williamson       Director                            Trustee & Executive
                                                             Vice President

John S. Cooper           Executive Vice President            None

James E. Stueve          Executive Vice President            None

Kevin M. Carome          Senior Vice President               Senior Vice President,
                                                             Secretary  &
                                                             Chief Legal Officer

Michael A. Bredlau       Senior Vice President               None

Lawrence E. Manierre     Senior Vice President               None

Ivy B. McLemore          Senior Vice President               None

David J. Nardecchia      Senior Vice President               None

Margaret A. Vinson       Senior Vice President               None

Gary K. Wendler          Senior Vice President, Director     None
                         Marketing Research & Analysis

Scott B. Widder          Senior Vice President               None

Name and Principal           Position and Offices with        Positions and Offices
Business Address*                   Underwriter                  with Registrant
------------------           -------------------------        ---------------------
Ofelia M. Mayo           Vice President, General Counsel &   Assistant Secretary
                         Assistant Secretary

Rebecca Starling-Klatt   Chief Compliance Officer and        Assistant Secretary
                         Assistant Vice President

Kathleen J. Pflueger     Secretary                           Assistant Secretary

Lance A. Rejsek          Anti-Money Laundering Compliance    Anti-Money Laundering
                         Officer                             Compliance Officer


----------

*    11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173



(c)  Not applicable


Item 28. Location of Accounts and Records


     A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, will maintain physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Registrant's Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and the Registrant's Transfer Agent and Dividend Paying Agent, AIM Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739.


Item 29. Management Services

     Not applicable.

Item 30. Undertakings

     Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 14th day of February, 2006.

                                        REGISTRANT: AIM VARIABLE INSURANCE FUNDS


                                        By: /s/ Robert H. Graham
                                            ------------------------------------
                                            Robert H. Graham, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

        SIGNATURES                         TITLE                      DATE
        ----------                         -----                      ----


/s/ Robert H. Graham                Trustee & President        February 14, 2006
----------------------------   (Principal Executive Officer)
(Robert H. Graham)


/s/ Bob R. Baker*                         Trustee              February 14, 2006
----------------------------
(Bob R. Baker)


/s/ Frank S. Bayley*                      Trustee              February 14, 2006
----------------------------
(Frank S. Bayley)


/s/ James T. Bunch*                       Trustee              February 14, 2006
----------------------------
(James T. Bunch)


/s/ Bruce L. Crockett*                Chair & Trustee          February 14, 2006
----------------------------
(Bruce L. Crockett)


/s/ Albert R. Dowden*                     Trustee              February 14, 2006
----------------------------
(Albert R. Dowden)


/s/ Edward K. Dunn, Jr.*                  Trustee              February 14, 2006
----------------------------
(Edward K. Dunn, Jr.)


/s/ Jack M. Fields*                       Trustee              February 14, 2006
----------------------------
(Jack M. Fields)


/s/ Carl Frischling*                      Trustee              February 14, 2006
----------------------------
(Carl Frischling)


/s/ Prema Mathai-Davis*                   Trustee              February 14, 2006
----------------------------
(Prema Mathai-Davis)


/s/ Lewis F. Pennock*                     Trustee              February 14, 2006
----------------------------
(Lewis F. Pennock)


/s/ Ruth H. Quigley*                      Trustee              February 14, 2006
----------------------------
(Ruth H. Quigley)



/s/ Larry Soll*                           Trustee              February 14, 2006
----------------------------
(Larry Soll)


/s/ Raymond Stickel, Jr.*                 Trustee              February 14, 2006
----------------------------
(Raymond Stickel, Jr.)


/s/ Mark H. Williamson*                  Trustee &             February 14, 2006
----------------------------      Executive Vice President
(Mark H. Williamson)


/s/ Sidney M. Dilgren            Vice President & Treasurer    February 14, 2006
----------------------------      (Principal Financial and
(Sidney M. Dilgren)                 Accounting Officer)


*By /s/ Robert H. Graham
    ------------------------
    Robert H. Graham
    Attorney-in-Fact

*    Robert H. Graham, pursuant to powers of attorney filed herewith.

                                INDEX TO EXHIBITS

Exhibit
Number     Description
--------   -----------
a(1)(a)    Amended and Restated Agreement and Declaration of Trust of
           Registrant, dated September 14, 2005.

a(1)(b)    Amendment No. 1, effective December 21, 2005, to Amended and Restated
           Agreement and Declaration of Trust of Registrant.

a(1)(c)    Amendment No. 2, effective January 9, 2006, to Amended and Restated
           Agreement and Declaration of Trust of Registrant.

b(1)d      Third Amendment to Amended and Restated By-Laws of Registrant,
           Adopted June 30, 2005.

b(2)       Amended and Restated By-Laws of Registrant, dated effective September
           14, 2005.

d(1)(i)    Amendment No. 8, dated July 1, 2005, to Master Investment Advisory
           Agreement between Registrant and A I M Advisors, Inc.

d(1)(j)    Amendment No. 9, dated December 21, 2005, to Master Investment
           Advisory Agreement between Registrant and A I M Advisors, Inc.

d(1)(k) Form of Amendment No. 10 to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.

d(3)(e)    Amendment No. 4, dated June 1, 2005, to Master Intergroup
           Sub-Advisory Contract for Mutual Funds between A I M Advisors, Inc.
           and INVESCO Institutional (N.A.), Inc.

d(4) Form of Master Intergroup Sub-Advisory Contract for Mutual Funds between A I M Advisors, Inc. and INVESCO Global Asset Management
           (N.A.), Inc.

e(1)(g)    Amendment No. 6, dated July 1, 2005 to First Amended and Restated
           Master Distribution Agreement between Registrant and A I M
           Distributors, Inc.

e(1)(h)    Amendment No. 7, dated December 21, 2005, to First Amended and
           Restated Master Distribution Agreement between Registrant and A I M
           Distributors, Inc.

e(1)(i)    Form of Amendment No. 8 to First Amended and Restated Master
           Distribution Agreement between Registrant and A I M Distributors,
           Inc.

h(1)(d)    Amendment No. 3, dated July 1, 2005 to Second Amended and Restated
           Master Administrative Services Agreement, dated July 1, 2004, between
           Registrant and A I M Advisors, Inc.

h(1)(e)    Amendment No. 4, dated December 21, 2005, to Second Amended and
           Restated Master Administrative Services Agreement, dated July 1,
           2004, between Registrant and A I M Advisors, Inc.

h(1)(f)    Form of Amendment No. 5 to Second Amended and Restated Master
           Administrative Services Agreement, dated July 1, 2004, between
           Registrant and A I M Advisors, Inc.

h(2)(b)    Amendment No. 1, dated July 1, 2005, to the Transfer Agency and
           Service Agreement, dated October 15, 2001, between Registrant and A I
           M Fund Services, Inc., (now known as AIM Investment Services, Inc.).

h(90) Memorandum of Agreement, dated as of May 5, 2005, between Registrant, on behalf of all funds, and A I M Advisors, Inc.

h(91)(b) Memorandum of Agreement, dated as of July 1, 2005, between Registrant, on behalf of all funds, and A I M Advisors, Inc.

h(91)(c) Memorandum of Agreement, dated as of November 1, 2005, between Registrant, on behalf of all funds, and A I M Advisors, Inc.

h(91)(d) Memorandum of Agreement, dated as of January 1, 2006, between Registrant, on behalf of all funds, and A I M Advisors, Inc.

j          Consent of Messrs. Foley & Lardner, LLP.

m(1)(g)    Amendment No. 6 to the Registrants Master Distribution Plan, dated
           July 1, 2005.

m(1)(h)    Amendment No. 7 to the Registrants Master Distribution Plan, dated
           December 21, 2005.

m(1)(i)    Form of Amendment No. 8 to the Registrants Master Distribution Plan.

p(2) AIM Funds and A I M Management Group, Inc. Code of Ethics, originally adopted May 1, 1981, amended effective as of January 1, 2006.

q          Powers of Attorney for Messrs. Baker, Bayley, Bunch, Crockett,
           Dowden, Dunn, Fields, Frischling, Graham, Mathai-Davis, Pennock,
           Quigley, Soll, Stickel and Williamson.





                                      C-25